UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Michael P. Byrum
Rydex Variable Trust
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-301-296-5121

Date of fiscal year end:	December 31, 2009

Date of reporting period:	June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
Rydex Variable Trust Semi-Annual Report
Benchmark Funds
Sector Funds
AdvisorOne Funds
Alternative Strategy Funds
Essential Portfolios

JUNE 30, 2009
RYDEX VARIABLE TRUST SEMI – ANNUAL REPORT
BENCHMARK FUNDS

NOVA FUND
INVERSE S&P 500 STRATEGY FUND
NASDAQ-100® FUND
INVERSE NASDAQ-100®
STRATEGY FUND
S&P 500 2x STRATEGY FUND
NASDAQ-100® 2x STRATEGY FUND
MID-CAP 1.5x STRATEGY FUND
INVERSE MID-CAP STRATEGY FUND
RUSSELL 2000® 2x STRATEGY FUND
RUSSELL 2000® 1.5x STRATEGY FUND
INVERSE RUSSELL 2000®
STRATEGY FUND
GOVERNMENT LONG BOND
1.2x STRATEGY FUND
INVERSE GOVERNMENT LONG BOND
STRATEGY FUND
EUROPE 1.25x STRATEGY FUND
JAPAN 2x STRATEGY FUND
(Formerly, Japan 1.25x Strategy Fund)
DOW 2x STRATEGY FUND
INVERSE DOW 2x STRATEGY FUND
S&P SMALLCAP 600 PURE
VALUE FUND
(Formerly, Small-Cap Value Fund)
S&P MIDCAP 400 PURE VALUE FUND
(Formerly, Mid-Cap Value Fund)
S&P 500 PURE VALUE FUND
(Formerly, Large-Cap Value Fund)
S&P SMALLCAP 600 PURE
GROWTH FUND
(Formerly, Small-Cap Growth Fund)
S&P MIDCAP 400 PURE
GROWTH FUND
(Formerly, Mid-Cap Growth Fund)
S&P 500 PURE GROWTH FUND
(Formerly, Large-Cap Growth Fund)
U.S. GOVERNMENT
MONEY MARKET FUND

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

LETTER TO OUR SHAREHOLDERS	2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4

ABOUT SHAREHOLDERS’ FUND EXPENSES	5

FUND PROFILES	7

SCHEDULES OF INVESTMENTS	19

STATEMENTS OF ASSETS AND LIABILITIES	108

STATEMENTS OF OPERATIONS	112

STATEMENTS OF CHANGES IN NET ASSETS	116

FINANCIAL HIGHLIGHTS	124

NOTES TO FINANCIAL STATEMENTS	129

OTHER INFORMATION	140

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	141
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
Historic across-the-board stock losses have led investors to do a great deal of soul-searching in 2008. Investors experienced new stock market lows reminiscent of the 1970s, watched as unemployment soared to new highs and could only sit back in disbelief as the equity in their homes all but disappeared. On Wall Street, the news was just as grim. The S&P 500® Index fell 37% for the year.
Investors Left Shell-Shocked
Fears of a prolonged bear market weighed heavily on the minds of investors throughout the fall, as the financial sector collapsed due to inadequate capital reserves. In less than a month, the shape of the entire financial system changed forever. The Wall Street model of large, aggressive, risk-taking investment banks was swept aside as financial titans such as Merrill Lynch & Company, Inc., Morgan Stanley, Goldman Sachs Group, Inc. and Lehman Brothers Holdings Inc., collapsed, merged with, or were reborn as commercial banks. In September, we saw a temporary ban on short-selling of financial stocks and historic government intervention as the U.S. Treasury stepped in to offer temporary money market mutual fund insurance after the Reserve Primary Fund “broke the buck"—causing a massive exodus from money market mutual funds. As the willingness to lend disappeared, so did Wall Street’s daily lifeline, culminating in what former Federal Reserve Chairman Alan Greenspan called “a once-in-a-century credit tsunami.”
Unprecedented Government Intervention
While the equity markets faltered and the credit market dried up, the government—led by the Federal Reserve, the U.S. Treasury and the Federal Deposit Insurance Corporation (FDIC)—unveiled a colossal amount of policy initiatives with the high hopes of injecting new life into the economy. Newly sworn-in government officials committed $12 trillion to a financial program designed to offset credit and subprime mortgage-related issues. This historic government intervention kicked into high gear during the fall when Congress authorized the Troubled Assets Relief Program (TARP), which mandated new rules for additional transparency and accountability of financial institutions. An objective of the plan, so-called “stress tests” of financial firms, was initiated with the goal of providing additional capital should the economy worsen.
As investors looked forward to putting 2008 far behind them, December saw the end of an era in Detroit, as the chief executives from General Motors Corp. (GM), Ford Motor Company and Chrysler Group LLC made the first of multiple trips to Capitol Hill in order to ask Congress for more than $39 billion in loans. Despite the interjection of more than $19.4 billion in federal help, GM filed for bankruptcy on June 2, 2009—and for the first time since 1925, was no longer part of the Dow Jones Industrial Average.
Investor Whiplash Continues in 2009
The quest for a market bottom continued as black and blue investors repeatedly bounced off false market bottoms. The Dow lost 298 points on March 2, 2009, marking the lowest recorded trading level seen since 1997. The stock market finally found its footing on March 17 as stock prices rose on word that housing starts came in well ahead of expectations—totaling 583,000 in February compared to the 466,000 starts the month before. Six days later, on March 23, the Dow surged 497 points—a new high for the markets for the post-March 9 recovery. To many, this stock market surge gave hope of an end to the bear market that ravaged investors’ portfolios.
Cautious Optimism for Q3 and Beyond
May 2009 saw unprecedented growth in the stock market fueled by a report from payroll processor ADP that fewer jobs were lost in April than economists predicted. At the final bell on May 6, the Dow had tacked on another 102 points. In May, the Treasury Department also released the results of the now infamous bank stress tests, allowing 10 major banks to pay back the $68 billion in TARP money they received earlier in the year.
2	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

Are we on the road to recovery? Clearly there are signs that point to an improving, or more specifically, a less negative economic environment. We are likely to see significant market rallies with periodic set backs as the economic situation moves from crisis to stabilization. While we are not out of the woods yet, improving market conditions should lead to better investment opportunities going forward. That being said, risk management and diversification are still essential.
Moving Forward
From my perspective, every bear market—from the recession of 1929 to the tech bubble of the early 90s—teaches investors the same valuable lesson: The need to diversify. Earlier this year, we integrated with Security Global Investors to become Rydex|SGI. This integration allows us to expand our current lineup of quantitatively managed, alternative and target beta funds to include actively managed global, growth, value and specialty fixed-income strategies. Simply put: We diversified our product offerings in order to position the company for future growth and to provide our clients with a wider array of investment strategies than ever before. While this integration marks the firm’s evolution to a leading multi-discipline asset management firm, more importantly, we believe investors will be well served by the broader array of investment choices now available from Rydex|SGI.
We appreciate the trust that you have placed in our firm’s quality and integrity by investing with us. It is our goal to continue to offer you a wide variety of investment offerings to help you meet your financial goals.
Sincerely,
Michael Byrum
President & Chief Investment Officer
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Rydex Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.
Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.
An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%–in line with its benchmark.
On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment

Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.
Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.
In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.
As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.
4	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2008 and ending June 30, 2009.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	December 31, 2008	June 30, 2009	Period	*

Table 1. Based on actual Fund return
Nova Fund	1.58%		$1,000.00	$1,013.00	$7.89
Inverse S&P 500 Strategy Fund	1.75%		1,000.00	906.60	8.27
NASDAQ-100® Fund	1.61%		1,000.00	1,211.40	8.83
Inverse NASDAQ-100® Strategy Fund	1.76%		1,000.00	776.50	7.75
S&P 500 2x Strategy Fund	1.72%		1,000.00	1,002.60	8.54
NASDAQ-100® 2x Strategy Fund	1.76%		1,000.00	1,402.40	10.48
Mid-Cap 1.5x Strategy Fund	1.73%		1,000.00	1,090.70	8.97
Inverse Mid-Cap Strategy Fund	1.73%		1,000.00	844.90	7.91
Russell 2000® 2x Strategy Fund	1.77%		1,000.00	909.40	8.38
Russell 2000® 1.5x Strategy Fund	1.74%		1,000.00	987.90	8.58
Inverse Russell 2000® Strategy Fund	1.75%		1,000.00	864.20	8.09
Government Long Bond 1.2x Strategy Fund	1.27%		1,000.00	714.40	5.40
Inverse Government Long Bond Strategy Fund	1.72%		1,000.00	1,208.10	9.42
Europe 1.25x Strategy Fund	1.72%		1,000.00	1,005.50	8.55
Japan 2x Strategy Fund	1.66%		1,000.00	1,049.70	8.44
Dow 2x Strategy Fund	1.76%		1,000.00	893.70	8.26
Inverse Dow 2x Strategy Fund	1.75%		1,000.00	907.60	8.28
S&P SmallCap 600 Pure Value Fund	1.57%		1,000.00	1,296.60	8.94
S&P MidCap 400 Pure Value Fund	1.58%		1,000.00	1,075.70	8.13
S&P 500 Pure Value Fund	1.58%		1,000.00	1,070.50	8.11
S&P SmallCap 600 Pure Growth Fund	1.58%		1,000.00	1,092.80	8.20
S&P MidCap 400 Pure Growth Fund	1.57%		1,000.00	1,219.10	8.64
S&P 500 Pure Growth Fund	1.58%		1,000.00	1,142.70	8.39
U.S. Government Money Market Fund	0.69%		1,000.00	1,000.20	3.42

Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund	1.58%		1,000.00	1,016.96	7.90
Inverse S&P 500 Strategy Fund	1.75%		1,000.00	1,016.12	8.75
NASDAQ-100® Fund	1.61%		1,000.00	1,016.81	8.05
Inverse NASDAQ-100® Strategy Fund	1.76%		1,000.00	1,016.07	8.80
S&P 500 2x Strategy Fund	1.72%		1,000.00	1,016.27	8.60
NASDAQ-100® 2x Strategy Fund	1.76%		1,000.00	1,016.07	8.80
Mid-Cap 1.5x Strategy Fund	1.73%		1,000.00	1,016.22	8.65
Inverse Mid-Cap Strategy Fund	1.73%		1,000.00	1,016.22	8.65
Russell 2000® 2x Strategy Fund	1.77%		1,000.00	1,016.02	8.85
Russell 2000® 1.5x Strategy Fund	1.74%		1,000.00	1,016.17	8.70
Inverse Russell 2000® Strategy Fund	1.75%		1,000.00	1,016.12	8.75
Government Long Bond 1.2x Strategy Fund	1.27%		1,000.00	1,018.50	6.36
Inverse Government Long Bond Strategy Fund	1.72%		1,000.00	1,016.27	8.60
Europe 1.25x Strategy Fund	1.72%		1,000.00	1,016.27	8.60
Japan 2x Strategy Fund	1.66%		1,000.00	1,016.56	8.30
Dow 2x Strategy Fund	1.76%		1,000.00	1,016.07	8.80
Inverse Dow 2x Strategy Fund	1.75%		1,000.00	1,016.12	8.75
S&P SmallCap 600 Pure Value Fund	1.57%		1,000.00	1,017.01	7.85
S&P MidCap 400 Pure Value Fund	1.58%		1,000.00	1,016.96	7.90
S&P 500 Pure Value Fund	1.58%		1,000.00	1,016.96	7.90
S&P SmallCap 600 Pure Growth Fund	1.58%		1,000.00	1,016.96	7.90
S&P MidCap 400 Pure Growth Fund	1.57%		1,000.00	1,017.01	7.85
S&P 500 Pure Growth Fund	1.58%		1,000.00	1,016.96	7.90
U.S. Government Money Market Fund	0.69%		1,000.00	1,021.37	3.46

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the current fiscal year. Expenses shown do not include fees charged by insurance companies.

†	Annualized
6	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited)

NOVA FUND
OBJECTIVE: Seeks to provide investment returns that correspond to 150% of the daily performance of the S&P 500 Index.
Inception: May 7, 1997
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Exxon Mobil Corp.	3.4%
Microsoft Corp.	1.8%
Johnson & Johnson	1.6%
Procter & Gamble Co.	1.5%
AT&T, Inc.	1.5%
International Business Machines Corp.	1.4%
JPMorgan Chase & Co.	1.3%
Chevron Corp.	1.3%
Apple, Inc.	1.3%
General Electric Co.	1.2%

Top Ten Total	16.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

INVERSE S&P 500 STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that inversely correlate to the daily performance of the S&P 500 Index.
Inception: June 9, 1997

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	7

FUND PROFILES (Unaudited) (continued)

NASDAQ-100® FUND
OBJECTIVE: Seeks to provide investment results that correspond to the performance of the NASDAQ-100 Index® on a daily basis.
Inception: May 7, 1997
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Apple, Inc.	11.3%
Qualcomm, Inc.	5.7%
Microsoft Corp.	4.6%
Google, Inc. — Class A	3.9%
Oracle Corp.	2.8%
Gilead Sciences, Inc.	2.7%
Research In Motion Ltd.	2.6%
Cisco Systems, Inc.	2.4%
Teva Pharmaceutical Industries Ltd. — SP ADR	2.3%
Intel Corp.	2.1%

Top Ten Total	40.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

INVERSE NASDAQ-100® STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that inversely correlate to the daily performance of the NASDAQ-100 Index.
Inception: May 21, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

8	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

S&P 500 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correspond to 200% of the daily performance of the S&P 500 Index.
Inception: October 1, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Exxon Mobil Corp.	2.5%
Microsoft Corp.	1.3%
Johnson & Johnson	1.1%
Procter & Gamble Co.	1.1%
AT&T, Inc.	1.1%
International Business Machines Corp.	1.0%
JPMorgan Chase & Co.	1.0%
Chevron Corp.	1.0%
Apple, Inc.	0.9%
General Electric Co.	0.9%

Top Ten Total	11.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

NASDAQ-100® 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index.
Inception: October 1, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Apple, Inc.	8.0%
Qualcomm, Inc.	4.1%
Microsoft Corp.	3.3%
Google, Inc. — Class A	2.8%
Oracle Corp.	2.0%
Gilead Sciences, Inc.	1.9%
Research In Motion Ltd.	1.8%
Cisco Systems, Inc.	1.8%
Teva Pharmaceutical Industries Ltd. — SP ADR	1.6%
Intel Corp.	1.5%

Top Ten Total	28.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	9

FUND PROFILES (Unaudited) (continued)

MID-CAP 1.5x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of the S&P MidCap 400™ Index. The Fund will attempt to consistently apply leverage to increase the Fund’s exposure to 150% of its daily benchmark.
Inception: October 1, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Vertex Pharmaceuticals, Inc.	0.5%
Ross Stores, Inc.	0.4%
Priceline.com, Inc.	0.4%
Everest Re Group Ltd.	0.3%
Pride International, Inc.	0.3%
Henry Schein, Inc.	0.3%
Newfield Exploration Co.	0.3%
Cerner Corp.	0.3%
URS Corp.	0.3%
Roper Industries, Inc.	0.3%

Top Ten Total	3.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

INVERSE MID-CAP STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that inversely correspond to the daily performance of the S&P MidCap 400 Index.
Inception: May 3, 2004
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

10	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

RUSSELL 2000® 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment returns that correspond to 200% of the daily performance of the Russell 2000® Index.
Inception: October 27, 2006
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Palm, Inc.	0.2%
Owens & Minor, Inc.	0.2%
Piedmont Natural Gas Co.	0.1%
3Com Corp.	0.1%
WGL Holdings, Inc.	0.1%
Tetra Tech, Inc.	0.1%
ProAssurance Corp.	0.1%
VistaPrint Ltd.	0.1%
Solera Holdings, Inc.	0.1%
Onyx Pharmaceuticals, Inc.	0.1%

Top Ten Total	1.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

RUSSELL 2000® 1.5x STRATEGY FUND
OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund’s current benchmark is the Russell 2000 Index.
Inception: October 1, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Palm, Inc.	0.2%
Owens & Minor, Inc.	0.2%
3Com Corp.	0.2%
VistaPrint Ltd.	0.2%
Piedmont Natural Gas Co.	0.2%
Solera Holdings, Inc.	0.2%
Jack Henry & Associates, Inc.	0.2%
Tetra Tech, Inc.	0.2%
Polycom, Inc.	0.2%
Bally Technologies, Inc.	0.2%

Top Ten Total	2.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	11

FUND PROFILES (Unaudited) (continued)

INVERSE RUSSELL 2000® STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that inversely correspond to daily performance of the Russell 2000 Index.
Inception: May 3, 2004
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
OBJECTIVE: To provide investment results that corresponds to a benchmark for U.S. government securities. The Fund’s current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years.
Inception: August 8, 1997
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in U.S. Government securities and in derivative instruments such as futures and options contracts.

12	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
OBJECTIVE: To provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund’s current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years.
Inception: May 1, 2003
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in short sales and derivative instruments such as futures contracts, and options on index futures.

EUROPE 1.25x STRATEGY FUND
OBJECTIVE: Seeks to provide investment returns that correlate to the performance of the Dow Jones STOXX® 50 Index. The Fund will attempt to consistently apply leverage to increase the Fund’s exposure to 125% of its benchmark.
Inception: October 1, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

HSBC Holdings PLC — SP ADR	3.9%
BP PLC — SP ADR	3.8%
Novartis AG — SP ADR	3.7%
GlaxoSmithKline PLC — SP ADR	3.6%
Telefonica SA — SP ADR	3.5%
Total SA — SP ADR	3.3%
Vodafone Group PLC — SP ADR	3.0%
Sanofi-Aventis — SP ADR	2.7%
Royal Dutch Shell PLC — SP ADR	2.5%
France Telecom SA — SP ADR	2.4%

Top Ten Total	32.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	13

FUND PROFILES (Unaudited) (continued)

JAPAN 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei-225 Stock Average Index.
Inception: October 1, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

DOW 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correspond to 200% of the daily performance of the Dow Jones Industrial AverageSM Index.
Inception: May 3, 2004
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

International Business Machines Corp.	6.1%
Exxon Mobil Corp.	4.1%
Chevron Corp.	3.9%
3M Co.	3.5%
McDonald’s Corp.	3.4%
Johnson & Johnson	3.3%
United Technologies Corp.	3.0%
Procter & Gamble Co.	3.0%
Wal-Mart Stores, Inc.	2.8%
Coca-Cola Co.	2.8%

Top Ten Total	35.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

14	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

INVERSE DOW 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average Index.
Inception: May 3, 2004

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

S&P SMALLCAP 600 PURE VALUE FUND
OBJECTIVE: Seeks to provide investment results that correspond to the daily performance of the S&P SmallCap 600/Citigroup Pure Value Index.
Inception: May 3, 2004

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Stein Mart, Inc.	7.0%
O’Charleys, Inc.	5.6%
Ruby Tuesday, Inc.	5.1%
Sonic Automotive, Inc.	3.9%
Lithia Motors, Inc. — Class A	3.8%
Standard Motor Products, Inc.	3.5%
National Financial Partners Corp.	2.9%
Group 1 Automotive, Inc.	2.7%
SYNNEX Corp.	2.6%
Technitrol, Inc.	2.5%

Top Ten Total	39.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	15

FUND PROFILES (Unaudited) (continued)

S&P MIDCAP 400 PURE VALUE FUND
OBJECTIVE: Seeks to provide investment results that correspond to the daily performance of the S&P MidCap 400/Citigroup Pure Value Index.
Inception: May 3, 2004
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Temple-Inland, Inc.	7.7%
Ashland, Inc.	6.1%
Oshkosh Corp.	4.5%
Louisiana-Pacific Corp.	2.6%
Tech Data Corp.	2.5%
Williams-Sonoma, Inc.	2.5%
Foot Locker, Inc.	2.3%
RF Micro Devices, Inc.	2.2%
Brinker International, Inc.	2.2%
Barnes & Noble, Inc.	1.9%

Top Ten Total	34.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

S&P 500 PURE VALUE FUND
OBJECTIVE: Seeks to provide investment results that correspond to the daily performance of the S&P 500/Citigroup Pure Value Index.
Inception: May 3, 2004
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

XL Capital Ltd.	6.7%
Genworth Financial, Inc. — Class A	4.5%
Office Depot, Inc.	3.1%
Wyndham Worldwide Corp.	2.2%
Ford Motor Co.	2.1%
Morgan Stanley	2.1%
Tesoro Corp.	2.1%
SUPERVALU, Inc.	2.1%
ProLogis	2.0%
Macy’s, Inc.	2.0%

Top Ten Total	28.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

16	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

S&P SMALLCAP 600 PURE GROWTH FUND
OBJECTIVE: Seeks to provide investment results that correspond to the daily performance of the S&P SmallCap 600/Citigroup Pure Growth Index.
Inception: May 3, 2004

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

CROCS, Inc.	2.5%
Ruth’s Chris Steak House	2.3%
True Religion Apparel, Inc.	1.9%
Intevac, Inc.	1.7%
Wright Express Corp.	1.5%
Palomar Medical Technologies, Inc.	1.4%
TradeStation Group, Inc.	1.4%
Commvault Systems, Inc.	1.3%
Kulicke & Soffa Industries, Inc.	1.3%
Shuffle Master, Inc.	1.2%

Top Ten Total	16.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

S&P MIDCAP 400 PURE GROWTH FUND
OBJECTIVE: Seeks to provide investment results that correspond to the daily performance of the S&P MidCap 400/Citigroup Pure Growth Index.
Inception: May 3, 2004

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

J. Crew Group, Inc.	3.2%
Sepracor, Inc.	2.4%
Sotheby’s	2.4%
Aeropostale, Inc.	2.3%
CommScope, Inc.	2.2%
United Therapeutics Corp.	2.0%
Chico’s FAS, Inc.	2.0%
Joy Global, Inc.	1.9%
Helix Energy Solutions Group, Inc.	1.7%
Lam Research Corp.	1.5%

Top Ten Total	21.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	17

FUND PROFILES (Unaudited) (concluded)

S&P 500 PURE GROWTH FUND
OBJECTIVE: Seeks to provide investment results that correspond to the daily performance of the S&P 500/Citigroup Pure Growth Index.
Inception: May 3, 2004

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Freeport-McMoRan Copper & Gold, Inc.	2.1%
Sears Holdings Corp.	1.9%
CB Richard Ellis Group, Inc. — Class A	1.7%
Intuitive Surgical, Inc.	1.6%
IntercontinentalExchange, Inc.	1.6%
Goldman Sachs Group, Inc.	1.4%
Agilent Technologies, Inc.	1.4%
Cognizant Technology Solutions Corp. — Class A	1.4%
Google, Inc. — Class A	1.3%
Titanium Metals Corp.	1.3%

Top Ten Total	15.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

U.S. GOVERNMENT MONEY MARKET FUND
OBJECTIVE: The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. An investment in the Rydex U.S. Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 a share, it is possible to lose money by investing in the Fund.
Inception: May 7, 1997

Holdings Diversification (Market Exposure as % of Net Assets)
FADN — Federal Agency Discount Notes
The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

18	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     NOVA FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 81.0%

INFORMATION TECHNOLOGY 14.9%
Microsoft Corp.	27,100	$644,167
International Business Machines Corp.	4,685	489,208
Apple, Inc.*	3,162	450,364
Cisco Systems, Inc.*	20,418	380,592
Google, Inc. — Class A*	850	358,351
Intel Corp.	19,781	327,376
Hewlett-Packard Co.	8,452	326,670
Oracle Corp.	13,410	287,242
Qualcomm, Inc.	5,860	264,872
Texas Instruments, Inc.	4,510	96,063
EMC Corp*	7,135	93,468
Corning, Inc.	5,500	88,330
Dell, Inc.*	6,157	84,536
Yahoo!, Inc.*	4,940	77,360
eBay, Inc.*	3,829	65,591
Automatic Data Processing, Inc.	1,780	63,083
Motorola, Inc.	8,118	53,822
Adobe Systems, Inc.*	1,850	52,355
Applied Materials, Inc.	4,724	51,822
Symantec Corp.*	2,900	45,124
Juniper Networks, Inc.*	1,850	43,660
MasterCard, Inc.	260	43,501
Western Union Co.	2,480	40,672
Broadcom Corp. — Class A*	1,510	37,433
Intuit, Inc.*	1,140	32,102
Paychex, Inc.	1,139	28,703
Cognizant Technology Solutions Corp. — Class A*	1,028	27,448
Analog Devices, Inc.	1,032	25,573
Fiserv, Inc.*	550	25,135
Agilent Technologies, Inc.*	1,223	24,839
Electronic Arts, Inc.*	1,140	24,761
CA, Inc.	1,402	24,437
Sun Microsystems, Inc.*	2,640	24,341
Computer Sciences Corp.*	538	23,833
McAfee, Inc.*	550	23,204
NetApp, Inc.*	1,170	23,072
BMC Software, Inc.*	650	21,963
NVIDIA Corp.*	1,930	21,790
Western Digital Corp.*	790	20,935
Citrix Systems, Inc.*	640	20,410
Xilinx, Inc.	979	20,030
Xerox Corp.	3,060	19,829
Amphenol Corp.	607	19,205
Linear Technology Corp.	790	18,446
Altera Corp.	1,045	17,013
Affiliated Computer Services, Inc. — Class A*	348	15,458
Autodesk, Inc.*	814	15,450
Micron Technology, Inc.*	3,000	15,180
KLA-Tencor Corp.	600	15,150

		MARKET
	SHARES	VALUE

Microchip Technology, Inc.	650	$14,657
Salesforce.com, Inc.*	380	14,505
Teradata Corp.*	610	14,292
MEMC Electronic Materials, Inc.*	790	14,070
Fidelity National Information Services, Inc.	680	13,573
Harris Corp.	470	13,329
VeriSign, Inc.*	680	12,566
Flir Systems, Inc.*	530	11,957
SanDisk Corp.*	800	11,752
Akamai Technologies, Inc.*	607	11,642
LSI Logic Corp.*	2,300	10,488
Total System Services, Inc.	700	9,373
National Semiconductor Corp.	690	8,659
Tellabs, Inc.*	1,400	8,022
Advanced Micro Devices, Inc.*	1,979	7,659
Molex, Inc.	490	7,620
Compuware Corp.*	860	5,900
Novellus Systems, Inc.*	350	5,845
Jabil Circuit, Inc.	760	5,639
Novell, Inc.*	1,220	5,527
QLogic Corp.*	420	5,326
JDS Uniphase Corp.*	780	4,462
Lexmark International, Inc.*	280	4,438
Teradyne, Inc.*	610	4,185
Convergys Corp.*	430	3,990
Ciena Corp.*	320	3,312

Total Information Technology		5,246,757

HEALTH CARE 11.3%
Johnson & Johnson	9,765	554,652
Pfizer, Inc.	23,900	358,500
Abbott Laboratories	5,471	257,356
Wyeth	4,720	214,241
Merck & Company, Inc.	7,470	208,861
Amgen, Inc.*	3,581	189,578
Gilead Sciences, Inc.*	3,213	150,497
Schering-Plough Corp.	5,770	144,942
Bristol-Myers Squibb Co.	7,009	142,353
Medtronic, Inc.	3,960	138,164
Eli Lilly & Co.	3,581	124,046
Baxter International, Inc.	2,138	113,229
UnitedHealth Group, Inc.	4,210	105,166
WellPoint, Inc.*	1,720	87,531
Medco Health Solutions, Inc.*	1,710	77,993
Celgene Corp.*	1,630	77,979
Express Scripts, Inc.*	960	66,000
Becton, Dickinson & Co.	850	60,614
Thermo Fisher Scientific, Inc.*	1,479	60,299
Boston Scientific Corp.*	5,331	54,056
Genzyme Corp.*	960	53,443
Allergan, Inc.	1,092	51,957
St. Jude Medical, Inc.*	1,230	50,553
Biogen Idec, Inc.*	1,020	46,053
McKesson Corp.	960	42,240

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	19

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     NOVA FUND

		MARKET
	SHARES	VALUE

Aetna, Inc.	1,581	$39,604
Cardinal Health, Inc.	1,280	39,104
Stryker Corp.	840	33,382
Zimmer Holdings, Inc.*	760	32,376
Quest Diagnostics, Inc.	530	29,908
Forest Laboratories, Inc.*	1,069	26,843
C.R. Bard, Inc.	349	25,983
Life Technologies Corp.*	620	25,866
Laboratory Corporation of America Holdings*	380	25,760
CIGNA Corp.	970	23,367
Hospira, Inc.*	570	21,956
Intuitive Surgical, Inc.*	130	21,276
Humana, Inc.*	600	19,356
AmerisourceBergen Corp.	1,074	19,053
DaVita, Inc.*	369	18,251
Waters Corp.*	340	17,500
DENTSPLY International, Inc.	530	16,176
Varian Medical Systems, Inc.*	440	15,462
Cephalon, Inc.*	260	14,729
Mylan Laboratories, Inc.*	1,080	14,094
Millipore Corp.*	200	14,042
Watson Pharmaceuticals, Inc.*	370	12,465
Coventry Health Care, Inc.*	530	9,916
King Pharmaceuticals, Inc.*	880	8,474
IMS Health, Inc.	639	8,115
PerkinElmer, Inc.	410	7,134
Patterson Companies, Inc.*	320	6,944
Tenet Healthcare Corp.*	1,480	4,174

Total Health Care		3,981,613

FINANCIALS 11.0%
JPMorgan Chase & Co.	13,806	470,923
Wells Fargo & Co.	16,490	400,047
Bank of America Corp.	28,638	378,022
Goldman Sachs Group, Inc.	1,780	262,443
Morgan Stanley	4,790	136,563
Bank of New York Mellon Corp.	4,227	123,893
U.S. Bancorp	6,720	120,422
American Express Co.	4,197	97,538
MetLife, Inc.	2,900	87,029
Travelers Companies, Inc.	2,070	84,953
State Street Corp.	1,750	82,600
CME Group, Inc.	229	71,244
PNC Financial Services Group, Inc.	1,630	63,260
Prudential Financial, Inc.	1,640	61,041
Charles Schwab Corp.	3,330	58,408
Citigroup, Inc.	19,517	57,965
AFLAC, Inc.	1,661	51,640
BB&T Corp.	2,288	50,290
Simon Property Group, Inc.	976	50,214
Chubb Corp.	1,250	49,850
Allstate Corp.	1,899	46,336
Northern Trust Corp.	850	45,628
Franklin Resources, Inc.	527	37,949

		MARKET
	SHARES	VALUE

T. Rowe Price Group, Inc.	900	$37,503
Aon Corp.	985	37,302
Marsh & McLennan Companies, Inc.	1,849	37,220
Progressive Corp.*	2,409	36,400
Loews Corp.	1,280	35,072
Capital One Financial Corp.	1,600	35,008
IntercontinentalExchange, Inc.*	260	29,702
Public Storage	440	28,811
SunTrust Banks, Inc.	1,650	27,143
Invesco Ltd.	1,460	26,017
Vornado Realty Trust	561	25,255
NYSE Euronext	920	25,070
Hudson City Bancorp, Inc.	1,850	24,587
Boston Properties, Inc.	490	23,373
Ameriprise Financial, Inc.	905	21,964
Equity Residential	970	21,563
Principal Financial Group, Inc.	1,100	20,724
HCP, Inc.	960	20,342
Unum Group	1,170	18,556
People’s United Financial, Inc.	1,230	18,499
Fifth Third Bancorp	2,600	18,460
Moody’s Corp.	680	17,918
Host Hotels & Resorts, Inc.	2,130	17,871
Lincoln National Corp.	1,020	17,554
Discover Financial Services	1,707	17,531
Plum Creek Timber Company, Inc. (REIT)	580	17,272
SLM Corp.*	1,660	17,048
Regions Financial Corp.	4,090	16,524
Ventas, Inc.	550	16,423
AvalonBay Communities, Inc.	278	15,551
M&T Bank Corp.	290	14,770
XL Capital Ltd.	1,210	13,867
Hartford Financial Services Group, Inc.	1,150	13,651
Leucadia National Corp.*	640	13,498
Health Care REIT, Inc.	390	13,299
KeyCorp	2,510	13,152
Cincinnati Financial Corp.	580	12,963
ProLogis	1,570	12,654
Legg Mason, Inc.	510	12,434
KIMCO Realty Corp.	1,150	11,558
Comerica, Inc.	540	11,421
American International Group, Inc.*	9,529	11,054
Torchmark Corp.	290	10,742
Genworth Financial, Inc. — Class A	1,529	10,688
Nasdaq Stock Market, Inc.*	490	10,442
Assurant, Inc.	417	10,046
First Horizon National Corp.*	761	9,132
Huntington Bancshares, Inc.	1,920	8,026
CB Richard Ellis Group, Inc. — Class A*	840	7,862

20	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     NOVA FUND

		MARKET
	SHARES	VALUE

Federated Investors, Inc. — Class B	317	$7,637
Janus Capital Group, Inc.	570	6,498
Marshall & Ilsley Corp.	1,250	6,000
Zions Bancorporation	415	4,797
E*Trade Financial Corp.*	3,159	4,044
Apartment Investment & Management Co. — Class A	407	3,602
CIT Group, Inc.	1,380	2,967
MBIA, Inc.*	600	2,598

Total Financials		3,869,923

ENERGY 10.1%
Exxon Mobil Corp.	17,280	1,208,045
Chevron Corp.	7,102	470,507
Schlumberger Ltd.	4,240	229,426
ConocoPhillips	5,250	220,815
Occidental Petroleum Corp.	2,870	188,875
Apache Corp.	1,194	86,147
Devon Energy Corp.	1,569	85,510
Anadarko Petroleum Corp.	1,770	80,340
XTO Energy, Inc.	2,050	78,187
Marathon Oil Corp.	2,510	75,626
Halliburton Co.	3,183	65,888
EOG Resources, Inc.	890	60,449
Hess Corp.	1,009	54,234
National-Oilwell Varco, Inc.*	1,485	48,500
Southwestern Energy Co.*	1,220	47,397
Baker Hughes, Inc.	1,105	40,266
Chesapeake Energy Corp.	2,000	39,660
Spectra Energy Corp.	2,280	38,578
Murphy Oil Corp.	680	36,938
Noble Energy, Inc.	610	35,972
Valero Energy Corp.	1,970	33,273
Williams Companies, Inc.	2,049	31,985
Peabody Energy Corp.	950	28,652
El Paso Corp.	2,480	22,890
Range Resources Corp.	550	22,776
Consol Energy, Inc.	640	21,734
Cameron International Corp.*	768	21,734
Diamond Offshore Drilling, Inc.	250	20,763
Smith International, Inc.	777	20,008
ENSCO International, Inc.	500	17,435
FMC Technologies, Inc.*	440	16,535
Nabors Industries Ltd.*	1,000	15,580
BJ Services Co.	1,030	14,039
Denbury Resources, Inc.*	880	12,962
Cabot Oil & Gas Corp.	370	11,337
Pioneer Natural Resources Co.	400	10,200
Sunoco, Inc.	410	9,512
Rowan Companies, Inc.	400	7,728
Tesoro Corp.	490	6,238
Massey Energy Co.	300	5,862

Total Energy		3,542,603

		MARKET
	SHARES	VALUE

CONSUMER STAPLES 9.7%
Procter & Gamble Co.	10,320	$527,352
Wal-Mart Stores, Inc.	7,900	382,676
Coca-Cola Co.	7,053	338,473
Philip Morris International, Inc.	6,950	303,159
PepsiCo, Inc.	5,510	302,830
CVS Caremark Corp.	5,163	164,545
Kraft Foods, Inc.	5,220	132,275
Colgate-Palmolive Co.	1,770	125,210
Altria Group, Inc.	7,320	119,975
Walgreen Co.	3,510	103,194
Kimberly-Clark Corp.	1,470	77,072
Costco Wholesale Corp.	1,540	70,378
General Mills, Inc.	1,160	64,983
Archer-Daniels-Midland Co.	2,274	60,875
Kroger Co.	2,310	50,935
Sysco Corp.	2,090	46,983
Kellogg Co.	887	41,307
Lorillard, Inc.	600	40,662
H.J. Heinz Co.	1,110	39,627
Avon Products, Inc.	1,511	38,953
Safeway, Inc.	1,510	30,759
ConAgra Foods, Inc.	1,580	30,115
Clorox Co.	490	27,357
Sara Lee Corp.	2,460	24,010
Reynolds American, Inc.	598	23,095
Molson Coors Brewing Co. — Class B	530	22,435
Hershey Co.	590	21,240
Campbell Soup Co.	710	20,888
J.M. Smucker Co.	420	20,437
Dr Pepper Snapple Group, Inc.*	900	19,071
Coca-Cola Enterprises, Inc.	1,116	18,581
Pepsi Bottling Group, Inc.	480	16,243
Brown-Forman Corp. — Class B	350	15,043
McCormick & Company, Inc.	460	14,964
Tyson Foods, Inc. — Class A	1,070	13,493
Estee Lauder Companies, Inc. — Class A	410	13,395
Dean Foods Co.*	630	12,090
SUPERVALU, Inc.	750	9,712
Whole Foods Market, Inc.	500	9,490
Constellation Brands, Inc. — Class A*	700	8,876
Hormel Foods Corp.	250	8,635

Total Consumer Staples		3,411,393

INDUSTRIALS 8.0%
General Electric Co.	37,501	439,512
United Parcel Service, Inc. — Class B	3,520	175,965
United Technologies Corp.	3,340	173,546
3M Co.	2,459	147,786
Boeing Co.	2,570	109,225

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	21

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     NOVA FUND

		MARKET
	SHARES	VALUE

Lockheed Martin Corp.	1,160	$93,554
Union Pacific Corp.	1,790	93,187
Emerson Electric Co.	2,660	86,184
Honeywell International, Inc.	2,630	82,582
General Dynamics Corp.	1,360	75,330
Burlington Northern Santa Fe Corp.	990	72,805
Caterpillar, Inc.	2,130	70,375
Raytheon Co.	1,400	62,202
FedEx Corp.	1,099	61,126
Deere & Co.	1,500	59,925
Danaher Corp.	900	55,566
Northrop Grumman Corp.	1,150	52,532
Illinois Tool Works, Inc.	1,360	50,782
Waste Management, Inc.	1,740	48,998
Norfolk Southern Corp.	1,300	48,971
CSX Corp.	1,390	48,136
Paccar, Inc.	1,290	41,938
Precision Castparts Corp.	500	36,515
Fluor Corp.	640	32,826
CH Robinson Worldwide, Inc.	600	31,290
ITT Corp.	645	28,702
L-3 Communications Holdings, Inc.	410	28,446
Republic Services, Inc.	1,140	27,827
Eaton Corp.	590	26,320
Expeditors International of Washington, Inc.	750	25,005
Cummins, Inc.	710	24,999
Parker Hannifin Corp.	570	24,487
Rockwell Collins, Inc.	560	23,369
Goodrich Corp.	440	21,987
Dover Corp.	659	21,806
Jacobs Engineering Group, Inc.*	439	18,478
Iron Mountain, Inc.*	640	18,400
Cooper Industries Ltd. — Class A	590	18,319
W.W. Grainger, Inc.	220	18,014
Southwest Airlines Co.	2,619	17,626
Rockwell Automation, Inc.	500	16,060
Pitney Bowes, Inc.	730	16,009
Quanta Services, Inc.*	690	15,960
Stericycle, Inc.*	300	15,459
Dun & Bradstreet Corp.	189	15,349
Fastenal Co.	460	15,258
Flowserve Corp.	200	13,962
Robert Half International, Inc.	539	12,731
Masco Corp.	1,270	12,167
Equifax, Inc.	450	11,745
Pall Corp.	420	11,155
Cintas Corp.	470	10,735
Avery Dennison Corp.	398	10,221
Textron, Inc.	950	9,177
RR Donnelley & Sons Co.	730	8,483
Ryder System, Inc.	200	5,584

		MARKET
	SHARES	VALUE

Monster Worldwide, Inc.*	450	$5,314
Manitowoc Company, Inc.	456	2,399

Total Industrials		2,802,411

CONSUMER DISCRETIONARY 7.2%
McDonald’s Corp.	3,910	224,786
Walt Disney Co.	6,575	153,395
Comcast Corp. — Class A	10,212	147,972
Home Depot, Inc.	6,008	141,969
Time Warner, Inc.	4,240	106,806
Target Corp.	2,660	104,990
Lowe’s Companies, Inc.	5,230	101,514
Amazon.com, Inc.*	1,144	95,707
News Corp. — Class A	8,150	74,246
Nike, Inc. — Class B	1,370	70,939
Ford Motor Co.*	11,400	69,198
Yum! Brands, Inc.	1,630	54,344
Staples, Inc.	2,530	51,030
Viacom, Inc. — Class B*	2,150	48,805
Kohl’s Corp.*	1,079	46,127
DIRECTV Group, Inc.*	1,860	45,961
TJX Companies, Inc.	1,460	45,932
Johnson Controls, Inc.	2,099	45,590
Best Buy Company, Inc.	1,214	40,657
Carnival Corp.	1,550	39,943
Time Warner Cable, Inc.	1,250	39,587
Starbucks Corp.*	2,609	36,239
Omnicom Group, Inc.	1,100	34,738
McGraw-Hill Companies, Inc.	1,110	33,422
Coach, Inc.	1,120	30,106
Bed Bath & Beyond, Inc.*	925	28,444
Apollo Group, Inc. — Class A*	378	26,883
The Gap, Inc.	1,630	26,732
Marriott International, Inc. — Class A	1,053	23,238
J.C. Penney Company, Inc.	789	22,652
H&R Block, Inc.	1,200	20,676
Mattel, Inc.	1,267	20,335
AutoZone, Inc.*	130	19,644
Sherwin-Williams Co.	350	18,813
Genuine Parts Co.	560	18,794
Fortune Brands, Inc.	529	18,377
O’Reilly Automotive, Inc.*	480	18,278
Macy’s, Inc.	1,490	17,522
VF Corp.	309	17,103
International Game Technology, Inc.	1,050	16,695
CBS Corp.	2,409	16,670
Darden Restaurants, Inc.	490	16,160
Starwood Hotels & Resorts Worldwide, Inc.	660	14,652
Family Dollar Stores, Inc.	500	14,150
Harley-Davidson, Inc.	830	13,454
GameStop Corp. — Class A*	577	12,700
Sears Holdings Corp.*	190	12,639
Limited Brands, Inc.	960	11,491

22	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     NOVA FUND

		MARKET
	SHARES	VALUE

Nordstrom, Inc.	570	$11,337
Expedia, Inc.*	750	11,333
Tiffany & Co.	440	11,158
Whirlpool Corp.	260	11,066
DeVry, Inc.	220	11,009
Polo Ralph Lauren Corp.	205	10,976
Hasbro, Inc.	440	10,666
Newell Rubbermaid, Inc.	980	10,202
Goodyear Tire & Rubber Co.*	860	9,684
Stanley Works	280	9,475
D.R. Horton, Inc.	979	9,163
Scripps Networks Interactive, Inc.	320	8,906
Interpublic Group of Companies, Inc.*	1,690	8,535
Leggett & Platt, Inc.	560	8,529
Wynn Resorts Ltd.*	240	8,472
Abercrombie & Fitch Co. — Class A	308	7,820
Wyndham Worldwide Corp.	630	7,636
Washington Post Co. — Class B	20	7,044
Pulte Homes, Inc.	760	6,711
AutoNation, Inc.*	378	6,558
RadioShack Corp.	440	6,142
Big Lots, Inc.*	290	6,099
Black & Decker Corp.	209	5,990
Snap-On, Inc.	200	5,748
Lennar Corp. — Class A	500	4,845
Harman International Industries, Inc.	246	4,625
Office Depot, Inc.*	970	4,423
Centex Corp.	440	3,722
KB HOME	260	3,557
Meredith Corp.	130	3,322
Gannett Company, Inc.	820	2,927
Eastman Kodak Co.	950	2,812
New York Times Co. — Class A	410	2,259

Total Consumer Discretionary		2,552,856

UTILITIES 3.3%
Exelon Corp.	2,329	119,268
Southern Co.	2,769	86,282
FPL Group, Inc.	1,450	82,447
Dominion Resources, Inc.	2,090	69,848
Duke Energy Corp.	4,560	66,530
Public Service Enterprise Group, Inc.	1,790	58,408
Entergy Corp.	690	53,489
PG&E Corp.	1,300	49,972
American Electric Power Company, Inc.	1,691	48,853
PPL Corp.	1,329	43,804
Sempra Energy	870	43,178
FirstEnergy Corp.	1,080	41,850
Progress Energy, Inc.	990	37,452

		MARKET
	SHARES	VALUE

Consolidated Edison, Inc.	970	$36,297
Edison International	1,150	36,179
Xcel Energy, Inc.	1,609	29,622
AES Corp.*	2,357	27,365
Questar Corp.	620	19,257
Constellation Energy Group, Inc.	710	18,872
Ameren Corp.	756	18,817
DTE Energy Co.	580	18,560
Wisconsin Energy Corp.	410	16,691
EQT Corp.	460	16,059
Allegheny Energy, Inc.	605	15,518
SCANA Corp.	430	13,962
Northeast Utilities	620	13,832
CenterPoint Energy, Inc.	1,240	13,739
NiSource, Inc.	969	11,299
Pinnacle West Capital Corp.	360	10,854
Pepco Holdings, Inc.	780	10,483
CMS Energy Corp.	800	9,664
TECO Energy, Inc.	749	8,936
Integrys Energy Group, Inc.	270	8,097
Nicor, Inc.	160	5,539
Dynegy Inc.*	1,790	4,063

Total Utilities		1,165,086

TELECOMMUNICATION SERVICES 2.9%
AT&T, Inc.	20,890	518,908
Verizon Communications, Inc.	10,060	309,144
Sprint Nextel Corp.*	10,170	48,918
American Tower Corp. — Class A*	1,412	44,520
Qwest Communications International, Inc.	5,240	21,746
Embarq Corp.	500	21,030
Windstream Corp.	1,550	12,958
MetroPCS Communications, Inc.*	900	11,979
CenturyTel, Inc.	360	11,052
Frontier Communications Corp.	1,110	7,925

Total Telecommunication Services		1,008,180

MATERIALS 2.6%
Monsanto Co.	1,930	143,476
E.I. du Pont de Nemours and Co.	3,202	82,035
Praxair, Inc.	1,090	77,466
Freeport-McMoRan Copper & Gold, Inc.	1,460	73,161
Newmont Mining Corp.	1,730	70,705
Dow Chemical Co.	3,810	61,493
Nucor Corp.	1,110	49,317
Air Products & Chemicals, Inc.	736	47,538
Alcoa, Inc.	3,452	35,659
PPG Industries, Inc.	580	25,462
International Paper Co.	1,529	23,134
Ecolab, Inc.	590	23,004
Weyerhaeuser Co.	750	22,822

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	23

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     NOVA FUND

		MARKET
	SHARES	VALUE

Sigma-Aldrich Corp.	430	$21,311
Vulcan Materials Co.	430	18,533
United States Steel Corp.	510	18,227
Owens-Illinois, Inc.*	600	16,806
Ball Corp.	330	14,903
CF Industries Holdings, Inc.	170	12,604
Allegheny Technologies, Inc.	348	12,156
Sealed Air Corp.	560	10,332
Pactiv Corp.*	470	10,199
MeadWestvaco Corp.	610	10,010
Eastman Chemical Co.	260	9,854
International Flavors & Fragrances, Inc.	280	9,162
Bemis Co.	348	8,770
AK Steel Holding Corp.	388	7,446
Titanium Metals Corp.	300	2,757

Total Materials		918,342

Total Common Stocks
(Cost $26,527,409)		28,499,164

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 15.4%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	$2,258,090	2,258,090
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	933,389	933,389
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	746,711	746,711
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	746,711	746,711
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	746,711	746,711

Total Repurchase Agreements
(Cost $5,431,612)		5,431,612

Total Investments 96.4%
(Cost $31,959,021)		$33,930,776

Other Assets in Excess of
Liabilities – 3.6%		$1,257,239

Net Assets – 100.0%		$35,188,015

		UNREALIZED
	CONTRACTS	LOSS

FUTURES CONTRACTS PURCHASED
September 2009 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $18,004,313)	393	$(123,363)

	UNITS
EQUITY INDEX SWAP AGREEMENT
Goldman Sachs International July 2009 S&P 500 Index Swap, Terminating 07/08/09††† (Notional Market Value $6,453,275)	7,020	$(125,019)

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

REIT — Real Estate Investment Trust.
24	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     INVERSE S&P 500 STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 17.4%
Farmer Mac* 0.14% due 07/14/09	$1,000,000	$999,950
Federal Farm Credit Bank* 0.28% due 08/21/09	3,000,000	2,998,810
Federal Home Loan Bank* 0.09% due 07/01/09	3,000,000	3,000,000

Total Federal Agency Discount Notes
(Cost $6,998,760)		6,998,760

REPURCHASE AGREEMENTS† 77.4%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	10,441,974	10,441,974
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	6,108,783	6,108,783
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	4,887,025	4,887,025
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	4,887,025	4,887,025
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	4,887,025	4,887,025

Total Repurchase Agreements
(Cost $31,211,832)		31,211,832

Total Investments 94.8%
(Cost $38,210,592)		$38,210,592

Other Assets in Excess of Liabilities – 5.2%		$2,096,323

Net Assets – 100.0%		$40,306,915

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS SOLD SHORT
September 2009 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $10,032,938)	219	$(155,163)

	UNITS
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
Goldman Sachs International July 2009 S&P 500 Index Swap, Terminating 07/08/09††† (Notional Market Value $30,070,278)	32,709	$597,749

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	25

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     NASDAQ-100® FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 84.7%

INFORMATION TECHNOLOGY 53.5%
Apple, Inc.*	39,390	$5,610,318
Qualcomm, Inc.	63,205	2,856,866
Microsoft Corp.	96,970	2,304,977
Google, Inc. — Class A*	4,640	1,956,177
Oracle Corp.	65,790	1,409,222
Research In Motion Ltd.*	17,945	1,274,992
Cisco Systems, Inc.*	65,240	1,216,073
Intel Corp.	61,920	1,024,776
eBay, Inc.*	30,385	520,495
Adobe Systems, Inc.*	16,250	459,875
Activision Blizzard Inc.*	36,380	459,479
Symantec Corp.*	27,185	422,999
Automatic Data Processing, Inc.	11,220	397,637
Intuit, Inc.*	12,880	362,701
Yahoo!, Inc.*	21,245	332,697
Dell, Inc.*	22,720	311,946
Broadcom Corp. — Class A*	12,410	307,644
Fiserv, Inc.*	6,160	281,512
CA, Inc.	15,785	275,132
Paychex, Inc.	10,840	273,168
Juniper Networks, Inc.*	10,890	257,004
Baidu.com — SP ADR*	840	252,916
Cognizant Technology Solutions Corp. — Class A*	9,010	240,567
Applied Materials, Inc.	21,770	238,817
Xilinx, Inc.	11,510	235,495
Electronic Arts, Inc.*	10,310	223,933
Linear Technology Corp.	9,410	219,723
Marvell Technology Group Ltd.*	18,700	217,668
Citrix Systems, Inc.*	6,810	217,171
NetApp, Inc.*	10,950	215,934
Altera Corp.	13,070	212,780
NVIDIA Corp.*	16,980	191,704
KLA-Tencor Corp.	6,520	164,630
Seagate Technology	15,510	162,235
Check Point Software Technologies Ltd.*	6,575	154,315
Maxim Integrated Products, Inc.	9,500	149,055
Autodesk, Inc.*	7,530	142,919
Infosys Technologies Ltd. — SP ADR	3,560	130,937
Flextronics International Ltd.*	27,830	114,381
Flir Systems, Inc.*	4,985	112,462
Microchip Technology, Inc.	4,810	108,465
Lam Research Corp.*	4,130	107,380
VeriSign, Inc.*	5,765	106,537
Akamai Technologies, Inc.*	5,240	100,503
Sun Microsystems, Inc.*	10,300	94,966
IAC/InterActiveCorp*	4,995	80,170

		MARKET
	SHARES	VALUE

Logitech International SA*	5,520	$77,280

Total Information Technology		26,588,633

HEALTH CARE 14.2%
Gilead Sciences, Inc.*	28,260	1,323,698
Teva Pharmaceutical Industries Ltd. — SP ADR	22,792	1,124,557
Amgen, Inc.*	14,940	790,924
Celgene Corp.*	14,455	691,527
Genzyme Corp.*	10,710	596,226
Express Scripts, Inc.*	7,650	525,937
Biogen Idec, Inc.*	9,930	448,340
Life Technologies Corp.*	5,605	233,841
Vertex Pharmaceuticals, Inc.*	5,735	204,395
Intuitive Surgical, Inc.*	1,200	196,392
Illumina, Inc.*	3,820	148,751
DENTSPLY International, Inc.	4,510	137,645
Henry Schein, Inc.*	2,850	136,658
Cephalon, Inc.*	2,280	129,162
Hologic, Inc.*	8,540	121,524
Warner Chilcott Ltd.*	7,931	104,293
Pharmaceutical Product Development, Inc.	3,628	84,242
Patterson Companies, Inc.*	3,700	80,290

Total Health Care		7,078,402

CONSUMER DISCRETIONARY 10.6%
Amazon.com, Inc.*	9,030	755,450
Comcast Corp. — Class A	45,750	662,917
DIRECTV Group, Inc.*	23,240	574,260
Starbucks Corp.*	32,395	449,967
News Corp. — Class A	44,930	409,312
Apollo Group, Inc. — Class A*	5,150	366,268
Bed Bath & Beyond, Inc.*	11,110	341,632
Staples, Inc.	15,210	306,786
Sears Holdings Corp.*	3,970	264,084
O’Reilly Automotive, Inc.*	4,277	162,868
Ross Stores, Inc.	4,060	156,716
Wynn Resorts Ltd.*	4,255	150,202
Garmin Ltd.	5,880	140,062
Expedia, Inc.*	8,985	135,763
DISH Network Corp. — Class A*	6,810	110,390
Urban Outfitters, Inc.*	5,265	109,881
Liberty Media Corp - Interactive*	17,300	86,673
Liberty Global, Inc. — Class A*	4,540	72,141

Total Consumer Discretionary		5,255,372

INDUSTRIALS 4.4%
Paccar, Inc.	12,895	419,216
First Solar, Inc.*	2,340	379,361
CH Robinson Worldwide, Inc.	5,300	276,395
Expeditors International of Washington, Inc.	6,600	220,044

26	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     NASDAQ-100® FUND

		MARKET
	SHARES	VALUE

Fastenal Co.	4,500	$149,265
Stericycle, Inc.*	2,820	145,315
Cintas Corp.	5,800	132,472
J.B. Hunt Transport Services, Inc.	3,987	121,723
Joy Global, Inc.	3,185	113,768
Ryanair Holdings PLC — SP ADR*	3,680	104,475
Foster Wheeler AG*	4,180	99,275

Total Industrials		2,161,309

CONSUMER STAPLES 0.8%
Costco Wholesale Corp.	7,240	330,868
Hansen Natural Corp.*	2,840	87,529

Total Consumer Staples		418,397

MATERIALS 0.6%
Sigma-Aldrich Corp.	3,710	183,868
Steel Dynamics, Inc.	6,980	102,815

Total Materials		286,683

TELECOMMUNICATION SERVICES 0.6%
Millicom International
Cellular SA*	3,317	186,614
NII Holdings, Inc. — Class B*	5,100	97,257

Total Telecommunication Services		283,871

Total Common Stocks
(Cost $27,511,940)		42,072,667

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 11.4%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	$1,417,086	1,417,086
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	1,252,593	1,252,593

	FACE	MARKET
	AMOUNT	VALUE

HSBC Group issued 06/30/09 at 0.01% due 07/01/09	$1,002,075	$1,002,075
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	1,002,075	1,002,075
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	1,002,075	1,002,075

Total Repurchase Agreements
(Cost $5,675,904)		5,675,904

Total Investments 96.1%
(Cost $33,187,844)		$47,748,571

Other Assets in Excess of Liabilities – 3.9%		$1,941,587

Net Assets – 100.0%		$49,690,158

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS PURCHASED
September 2009 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $6,442,990)	218	$(28,482)

	UNITS
EQUITY INDEX SWAP AGREEMENT
Goldman Sachs International July 2009 NASDAQ-100 Index Swap, Terminating 07/08/09††† (Notional Market Value $995,361)	674	$23,034

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	27

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     INVERSE NASDAQ-100® STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 12.5%
Farmer Mac* 0.14% due 07/14/09	$1,000,000	$999,949
Federal Farm Credit Bank* 0.12% due 07/01/09	1,000,000	1,000,000

Total Federal Agency Discount Notes
(Cost $1,999,949)		1,999,949

REPURCHASE AGREEMENTS† 139.3%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	7,199,831	7,199,831
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	4,430,413	4,430,413
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	3,544,331	3,544,331
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	3,544,331	3,544,331
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	3,544,331	3,544,331

Total Repurchase Agreements
(Cost $22,263,237)		22,263,237

Total Investments 151.8%
(Cost $24,263,186)		$24,263,186

Liabilities in Excess of Other Assets – (51.8)%		$(8,283,119)

Net Assets – 100.0%		$15,980,067

		UNREALIZED
	CONTRACTS	GAIN

FUTURES CONTRACTS SOLD SHORT
September 2009 NASDAQ-100
Index Mini Futures Contracts
(Aggregate Market Value of
Contracts $3,398,825)	115	$40,842

	UNITS
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
Goldman Sachs International July 2009 NASDAQ-100 Index Swap, Terminating 07/08/09††† (Notional Market Value $12,685,327)	8,587	$134,538

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
28	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 58.4%

INFORMATION TECHNOLOGY 10.7%
Microsoft Corp.	10,490	$249,347
International Business Machines Corp.	1,810	189,000
Apple, Inc.*	1,220	173,765
Cisco Systems, Inc.*	7,910	147,442
Google, Inc. — Class A*	330	139,125
Intel Corp.	7,660	126,773
Hewlett-Packard Co.	3,270	126,385
Oracle Corp.	5,190	111,170
Qualcomm, Inc.	2,270	102,604
Texas Instruments, Inc.	1,750	37,275
EMC Corp*	2,760	36,156
Corning, Inc.	2,130	34,208
Dell, Inc.*	2,380	32,677
Yahoo!, Inc.*	1,910	29,911
eBay, Inc.*	1,480	25,352
Automatic Data Processing, Inc.	690	24,454
Motorola, Inc.	3,140	20,818
Adobe Systems, Inc.*	720	20,376
Applied Materials, Inc.	1,830	20,075
Symantec Corp.*	1,120	17,427
Juniper Networks, Inc.*	720	16,992
MasterCard, Inc.	100	16,731
Western Union Co.	960	15,744
Broadcom Corp. — Class A*	590	14,626
Intuit, Inc.*	438	12,334
Paychex, Inc.	436	10,987
Cognizant Technology Solutions Corp. — Class A*	400	10,680
Analog Devices, Inc.	400	9,912
Fiserv, Inc.*	210	9,597
Electronic Arts, Inc.*	440	9,557
Agilent Technologies, Inc.*	470	9,546
CA, Inc.	540	9,412
Sun Microsystems, Inc.*	1,020	9,404
Computer Sciences Corp.*	210	9,303
NetApp, Inc.*	450	8,874
McAfee, Inc.*	210	8,860
NVIDIA Corp.*	750	8,467
BMC Software, Inc.*	249	8,414
Citrix Systems, Inc.*	250	7,972
Western Digital Corp.*	300	7,950
Xilinx, Inc.	378	7,734
Xerox Corp.	1,190	7,711
Amphenol Corp.	230	7,277
Linear Technology Corp.	300	7,005
Altera Corp.	400	6,512
Autodesk, Inc.*	310	5,884
Micron Technology, Inc.*	1,160	5,870
KLA-Tencor Corp.	230	5,807
Affiliated Computer Services, Inc. — Class A*	130	5,775

		MARKET
	SHARES	VALUE

Salesforce.com, Inc.*	150	$5,726
Microchip Technology, Inc.	250	5,638
Teradata Corp.*	238	5,576
MEMC Electronic Materials, Inc.*	310	5,521
Fidelity National Information Services, Inc.	256	5,110
Harris Corp.	180	5,105
VeriSign, Inc.*	260	4,805
Flir Systems, Inc.*	209	4,715
Akamai Technologies, Inc.*	238	4,565
SanDisk Corp.*	310	4,554
LSI Logic Corp.*	890	4,058
Total System Services, Inc.	270	3,615
National Semiconductor Corp.	268	3,363
Tellabs, Inc.*	540	3,094
Advanced Micro Devices, Inc.*	770	2,980
Molex, Inc.	190	2,955
Compuware Corp.*	330	2,264
Novellus Systems, Inc.*	130	2,171
Novell, Inc.*	470	2,129
Jabil Circuit, Inc.	286	2,122
QLogic Corp.*	160	2,029
Lexmark International, Inc.*	110	1,744
JDS Uniphase Corp.*	300	1,716
Teradyne, Inc.*	240	1,646
Convergys Corp.*	170	1,578
Ciena Corp.*	120	1,242

Total Information Technology		2,029,298

HEALTH CARE 8.2%
Johnson & Johnson	3,780	214,704
Pfizer, Inc.	9,250	138,750
Abbott Laboratories	2,120	99,725
Wyeth	1,830	83,064
Merck & Company, Inc.	2,890	80,804
Amgen, Inc.*	1,390	73,587
Gilead Sciences, Inc.*	1,240	58,082
Schering-Plough Corp.	2,230	56,018
Bristol-Myers Squibb Co.	2,720	55,243
Medtronic, Inc.	1,530	53,382
Eli Lilly & Co.	1,389	48,115
Baxter International, Inc.	830	43,957
UnitedHealth Group, Inc.	1,630	40,717
WellPoint, Inc.*	660	33,587
Celgene Corp.*	630	30,139
Medco Health Solutions, Inc.*	660	30,103
Express Scripts, Inc.*	370	25,437
Becton, Dickinson & Co.	330	23,532
Thermo Fisher Scientific, Inc.*	570	23,239
Boston Scientific Corp.*	2,070	20,990
Genzyme Corp.*	370	20,598
Allergan, Inc.	420	19,984
St. Jude Medical, Inc.*	470	19,317
Biogen Idec, Inc.*	400	18,060
McKesson Corp.	370	16,280

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	29
1

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Aetna, Inc.	610	$15,280
Cardinal Health, Inc.	490	14,970
Stryker Corp.	330	13,114
Zimmer Holdings, Inc.*	290	12,354
Quest Diagnostics, Inc.	210	11,850
C.R. Bard, Inc.	140	10,423
Forest Laboratories, Inc.*	410	10,295
Laboratory Corporation of America Holdings*	150	10,169
Life Technologies Corp.*	240	10,013
CIGNA Corp.	370	8,913
Hospira, Inc.*	220	8,474
Intuitive Surgical, Inc.*	50	8,183
Humana, Inc.*	230	7,420
AmerisourceBergen Corp.	410	7,273
DaVita, Inc.*	138	6,825
Waters Corp.*	130	6,691
DENTSPLY International, Inc.	200	6,104
Varian Medical Systems, Inc.*	170	5,974
Cephalon, Inc.*	100	5,665
Millipore Corp.*	80	5,617
Mylan Laboratories, Inc.*	420	5,481
Watson Pharmaceuticals, Inc.*	140	4,717
Coventry Health Care, Inc.*	198	3,705
King Pharmaceuticals, Inc.*	340	3,274
IMS Health, Inc.	250	3,175
Patterson Companies, Inc.*	129	2,799
PerkinElmer, Inc.	160	2,784
Tenet Healthcare Corp.*	570	1,607

Total Health Care		1,540,563

FINANCIALS 7.9%
JPMorgan Chase & Co.	5,350	182,488
Wells Fargo & Co.	6,380	154,779
Bank of America Corp.	11,090	146,388
Goldman Sachs Group, Inc.	690	101,734
Morgan Stanley	1,850	52,743
Bank of New York Mellon Corp.	1,640	48,068
U.S. Bancorp	2,600	46,592
American Express Co.	1,630	37,881
MetLife, Inc.	1,120	33,611
Travelers Companies, Inc.	798	32,750
State Street Corp.	680	32,096
CME Group, Inc.	90	28,000
PNC Financial Services Group, Inc.	630	24,450
Prudential Financial, Inc.	630	23,449
Charles Schwab Corp.	1,290	22,627
Citigroup, Inc.	7,560	22,453
AFLAC, Inc.	640	19,898
Simon Property Group, Inc.	383	19,712
BB&T Corp.	890	19,562
Chubb Corp.	480	19,142
Allstate Corp.	740	18,056
Northern Trust Corp.	330	17,714

		MARKET
	SHARES	VALUE

Franklin Resources, Inc.	210	$15,122
T. Rowe Price Group, Inc.	350	14,584
Marsh & McLennan Companies, Inc.	717	14,433
Aon Corp.	378	14,315
Progressive Corp.*	930	14,052
Loews Corp.	498	13,645
Capital One Financial Corp.	620	13,566
IntercontinentalExchange, Inc.*	100	11,424
Public Storage	168	11,001
SunTrust Banks, Inc.	640	10,528
Vornado Realty Trust	222	10,019
Invesco Ltd.	560	9,979
NYSE Euronext	360	9,810
Hudson City Bancorp, Inc.	710	9,436
Boston Properties, Inc.	190	9,063
Ameriprise Financial, Inc.	350	8,495
Equity Residential	380	8,447
Principal Financial Group, Inc.	430	8,101
HCP, Inc.	370	7,840
People’s United Financial, Inc.	480	7,219
Fifth Third Bancorp	1,010	7,171
Unum Group	450	7,137
Host Hotels & Resorts, Inc.	820	6,880
Moody’s Corp.	260	6,851
Discover Financial Services	660	6,778
SLM Corp.*	639	6,563
Plum Creek Timber Company, Inc. (REIT)	220	6,552
Regions Financial Corp.	1,580	6,383
Ventas, Inc.	210	6,271
AvalonBay Communities, Inc.	110	6,153
Lincoln National Corp.	350	6,024
M&T Bank Corp.	110	5,602
XL Capital Ltd.	470	5,386
Hartford Financial Services Group, Inc.	450	5,342
Leucadia National Corp.*	250	5,273
Health Care REIT, Inc.	150	5,115
KeyCorp	970	5,083
Cincinnati Financial Corp.	220	4,917
ProLogis	610	4,917
Legg Mason, Inc.	200	4,876
Comerica, Inc.	210	4,442
KIMCO Realty Corp.	440	4,422
American International Group, Inc.*	3,690	4,280
Genworth Financial, Inc. — Class A	590	4,124
Torchmark Corp.	110	4,074
Nasdaq Stock Market, Inc.*	188	4,006
Assurant, Inc.	160	3,854
First Horizon National Corp.*	288	3,462
Huntington Bancshares, Inc.	750	3,135

30	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.
2

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

CB Richard Ellis Group, Inc. — Class A*	320	$2,995
Federated Investors, Inc. — Class B	120	2,891
Janus Capital Group, Inc.	217	2,474
Marshall & Ilsley Corp.	480	2,304
Zions Bancorporation	160	1,850
Apartment Investment & Management Co. — Class A	160	1,416
CIT Group, Inc.	530	1,140
E*Trade Financial Corp.*	780	998
MBIA, Inc.*	230	996

Total Financials		1,497,409

ENERGY 7.3%
Exxon Mobil Corp.	6,690	467,698
Chevron Corp.	2,750	182,187
Schlumberger Ltd.	1,640	88,740
ConocoPhillips	2,030	85,382
Occidental Petroleum Corp.	1,110	73,049
Devon Energy Corp.	610	33,245
Apache Corp.	458	33,045
Anadarko Petroleum Corp.	680	30,865
XTO Energy, Inc.	790	30,131
Marathon Oil Corp.	970	29,226
Halliburton Co.	1,230	25,461
EOG Resources, Inc.	340	23,093
Hess Corp.	390	20,962
National-Oilwell Varco, Inc.*	570	18,616
Southwestern Energy Co.*	470	18,260
Baker Hughes, Inc.	420	15,305
Chesapeake Energy Corp.	770	15,269
Spectra Energy Corp.	880	14,890
Noble Energy, Inc.	240	14,153
Murphy Oil Corp.	260	14,123
Valero Energy Corp.	760	12,836
Williams Companies, Inc.	800	12,488
Peabody Energy Corp.	370	11,159
El Paso Corp.	960	8,861
Range Resources Corp.	210	8,696
Consol Energy, Inc.	250	8,490
Cameron International Corp.*	300	8,490
Diamond Offshore Drilling, Inc.	100	8,305
Smith International, Inc.	296	7,622
ENSCO International, Inc.	190	6,625
FMC Technologies, Inc.*	170	6,389
Nabors Industries Ltd.*	390	6,076
BJ Services Co.	398	5,425
Denbury Resources, Inc.*	340	5,008
Cabot Oil & Gas Corp.	138	4,228
Pioneer Natural Resources Co.	160	4,080
Sunoco, Inc.	160	3,712
Rowan Companies, Inc.	160	3,091
Tesoro Corp.	190	2,419
Massey Energy Co.	120	2,345

Total Energy		1,370,045

		MARKET
	SHARES	VALUE

CONSUMER STAPLES 7.0%
Procter & Gamble Co.	4,000	$204,400
Wal-Mart Stores, Inc.	3,060	148,226
Coca-Cola Co.	2,730	131,013
Philip Morris International, Inc.	2,690	117,338
PepsiCo, Inc.	2,130	117,065
CVS Caremark Corp.	2,000	63,740
Kraft Foods, Inc.	2,020	51,187
Colgate-Palmolive Co.	680	48,103
Altria Group, Inc.	2,830	46,384
Walgreen Co.	1,360	39,984
Kimberly-Clark Corp.	570	29,885
Costco Wholesale Corp.	590	26,963
General Mills, Inc.	450	25,209
Archer-Daniels-Midland Co.	880	23,558
Kroger Co.	890	19,624
Sysco Corp.	810	18,209
Kellogg Co.	350	16,299
Lorillard, Inc.	230	15,587
Avon Products, Inc.	590	15,210
H.J. Heinz Co.	426	15,208
Safeway, Inc.	580	11,815
ConAgra Foods, Inc.	610	11,627
Clorox Co.	190	10,608
Sara Lee Corp.	950	9,272
Reynolds American, Inc.	230	8,883
Molson Coors Brewing Co. — Class B	200	8,466
Hershey Co.	230	8,280
Campbell Soup Co.	270	7,943
J.M. Smucker Co.	160	7,786
Dr Pepper Snapple Group, Inc.*	350	7,416
Coca-Cola Enterprises, Inc.	430	7,159
Pepsi Bottling Group, Inc.	187	6,328
McCormick & Company, Inc.	180	5,855
Brown-Forman Corp. — Class B	130	5,587
Estee Lauder Companies, Inc. — Class A	160	5,227
Tyson Foods, Inc. — Class A	410	5,170
Dean Foods Co.*	240	4,606
SUPERVALU, Inc.	290	3,756
Whole Foods Market, Inc.	190	3,606
Hormel Foods Corp.	100	3,454
Constellation Brands, Inc. — Class A*	270	3,424

Total Consumer Staples		1,319,460

INDUSTRIALS 5.7%
General Electric Co.	14,520	170,174
United Parcel Service, Inc. — Class B	1,360	67,986
United Technologies Corp.	1,290	67,028
3M Co.	950	57,095
Boeing Co.	1,000	42,500
Lockheed Martin Corp.	450	36,292
Union Pacific Corp.	690	35,921

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	31
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Emerson Electric Co.	1,030	$33,372
Honeywell International, Inc.	1,020	32,028
General Dynamics Corp.	530	29,357
Burlington Northern Santa Fe Corp.	380	27,945
Caterpillar, Inc.	820	27,093
Raytheon Co.	540	23,992
FedEx Corp.	430	23,917
Deere & Co.	580	23,171
Danaher Corp.	350	21,609
Northrop Grumman Corp.	440	20,099
Illinois Tool Works, Inc.	530	19,790
Waste Management, Inc.	670	18,867
Norfolk Southern Corp.	500	18,835
CSX Corp.	540	18,700
Paccar, Inc.	500	16,255
Precision Castparts Corp.	190	13,876
Fluor Corp.	250	12,822
CH Robinson Worldwide, Inc.	230	11,994
ITT Corporation	250	11,125
L-3 Communications Holdings, Inc.	160	11,101
Republic Services, Inc.	438	10,692
Eaton Corp.	230	10,260
Cummins, Inc.	280	9,859
Expeditors International of Washington, Inc.	290	9,669
Parker Hannifin Corp.	220	9,451
Rockwell Collins, Inc.	220	9,181
Dover Corp.	260	8,603
Goodrich Corp.	170	8,495
Iron Mountain, Inc.*	250	7,188
Jacobs Engineering Group, Inc.*	170	7,155
Cooper Industries Ltd. — Class A	230	7,142
W.W. Grainger, Inc.	86	7,042
Southwest Airlines Co.	1,020	6,865
Quanta Services, Inc.*	270	6,245
Stericycle, Inc.*	120	6,184
Pitney Bowes, Inc.	280	6,140
Rockwell Automation, Inc.	190	6,103
Fastenal Co.	180	5,971
Dun & Bradstreet Corp.	70	5,685
Flowserve Corp.	80	5,585
Robert Half International, Inc.	210	4,960
Masco Corp.	490	4,694
Equifax, Inc.	170	4,437
Pall Corp.	158	4,196
Cintas Corp.	180	4,111
Avery Dennison Corp.	150	3,852
Textron, Inc.	370	3,574
RR Donnelley & Sons Co.	280	3,254
Ryder System, Inc.	79	2,206
Monster Worldwide, Inc.*	170	2,008
Manitowoc Company, Inc.	180	947

Total Industrials		1,084,698

		MARKET
	SHARES	VALUE

CONSUMER DISCRETIONARY 5.2%
McDonald’s Corp.	1,510	$86,810
Walt Disney Co.	2,550	59,492
Comcast Corp. — Class A	3,950	57,236
Home Depot, Inc.	2,330	55,058
Time Warner, Inc.	1,640	41,312
Target Corp.	1,030	40,654
Lowe’s Companies, Inc.	2,020	39,208
Amazon.com, Inc.*	440	36,810
News Corp. — Class A	3,150	28,697
Nike, Inc. — Class B	530	27,443
Ford Motor Co.*	4,410	26,769
Yum! Brands, Inc.	630	21,004
Staples, Inc.	978	19,726
Viacom, Inc. — Class B*	830	18,841
Kohl’s Corp.*	420	17,955
TJX Companies, Inc.	570	17,932
DIRECTV Group, Inc.*	720	17,791
Johnson Controls, Inc.	810	17,593
Best Buy Company, Inc.	470	15,740
Carnival Corp.	600	15,462
Time Warner Cable, Inc.	480	15,202
Starbucks Corp.*	1,006	13,973
Omnicom Group, Inc.	430	13,579
McGraw-Hill Companies, Inc.	428	12,887
Coach, Inc.	440	11,827
Bed Bath & Beyond, Inc.*	360	11,070
Apollo Group, Inc. — Class A*	148	10,526
The Gap, Inc.	630	10,332
Marriott International, Inc. — Class A	412	9,082
J.C. Penney Company, Inc.	300	8,613
H&R Block, Inc.	470	8,098
Mattel, Inc.	490	7,865
AutoZone, Inc.*	50	7,556
Genuine Parts Co.	220	7,383
Fortune Brands, Inc.	210	7,295
O’Reilly Automotive, Inc.*	190	7,235
Sherwin-Williams Co.	130	6,988
Macy’s, Inc.	580	6,821
VF Corp.	120	6,642
International Game Technology, Inc.	410	6,519
CBS Corp.	930	6,436
Darden Restaurants, Inc.	190	6,266
Starwood Hotels & Resorts Worldwide, Inc.	260	5,772
Family Dollar Stores, Inc.	190	5,377
Harley-Davidson, Inc.	320	5,187
GameStop Corp. — Class A*	230	5,062
Sears Holdings Corp.*	70	4,656
Limited Brands, Inc.	370	4,429
Expedia, Inc.*	286	4,322
Nordstrom, Inc.	217	4,316
Polo Ralph Lauren Corp.	80	4,283

32	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.
4

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Tiffany & Co.	166	$4,210
Whirlpool Corp.	97	4,128
Hasbro, Inc.	166	4,024
DeVry, Inc.	80	4,003
Newell Rubbermaid, Inc.	379	3,945
Goodyear Tire & Rubber Co.*	330	3,716
Stanley Works	107	3,621
Washington Post Co. — Class B	10	3,522
D.R. Horton, Inc.	376	3,519
Scripps Networks Interactive, Inc.	120	3,340
Interpublic Group of
Companies, Inc.*	660	3,333
Leggett & Platt, Inc.	210	3,198
Wynn Resorts Ltd.*	90	3,177
Abercrombie & Fitch Co. — Class A	120	3,047
Wyndham Worldwide Corp.	240	2,909
AutoNation, Inc.*	150	2,603
Pulte Homes, Inc.	290	2,561
RadioShack Corp.	170	2,373
Snap-On, Inc.	80	2,299
Black & Decker Corp.	80	2,293
Big Lots, Inc.*	108	2,271
Harman International Industries, Inc.	98	1,842
Lennar Corp. — Class A	190	1,841
Office Depot, Inc.*	380	1,733
Centex Corp.	170	1,438
KB HOME	100	1,368
Meredith Corp.	50	1,278
Gannett Company, Inc.	323	1,153
Eastman Kodak Co.	370	1,095
New York Times Co. — Class A	159	876

Total Consumer Discretionary		987,848

UTILITIES 2.4%
Exelon Corp.	900	46,089
Southern Co.	1,068	33,279
FPL Group, Inc.	556	31,614
Dominion Resources, Inc.	810	27,070
Duke Energy Corp.	1,760	25,678
Public Service Enterprise Group, Inc.	690	22,515
Entergy Corp.	270	20,930
PG&E Corp.	500	19,220
American Electric Power Company, Inc.	650	18,779
PPL Corp.	518	17,073
Sempra Energy	328	16,279
FirstEnergy Corp.	420	16,275
Progress Energy, Inc.	380	14,375
Consolidated Edison, Inc.	380	14,220
Edison International	450	14,157
Xcel Energy, Inc.	620	11,414
AES Corp.*	910	10,565

		MARKET
	SHARES	VALUE

Questar Corp.	239	$7,423
Ameren Corp.	290	7,218
Constellation Energy Group, Inc.	270	7,177
DTE Energy Co.	220	7,040
Wisconsin Energy Corp.	160	6,514
EQT Corp.	180	6,284
Allegheny Energy, Inc.	229	5,874
SCANA Corp.	170	5,520
Northeast Utilities	240	5,354
CenterPoint Energy, Inc.	477	5,285
NiSource, Inc.	379	4,419
Pinnacle West Capital Corp.	140	4,221
Pepco Holdings, Inc.	300	4,032
CMS Energy Corp.	310	3,745
TECO Energy, Inc.	290	3,460
Integrys Energy Group, Inc.	100	2,999
Nicor, Inc.	60	2,077
Dynegy Inc.*	690	1,566

Total Utilities		449,740

TELECOMMUNICATION SERVICES 2.1%
AT&T, Inc.	8,090	200,956
Verizon Communications, Inc.	3,890	119,540
Sprint Nextel Corp.*	3,940	18,951
American Tower Corp. — Class A*	550	17,341
Qwest Communications International, Inc.	2,030	8,424
Embarq Corp.	198	8,328
Windstream Corp.	600	5,016
MetroPCS Communications, Inc.*	350	4,659
CenturyTel, Inc.	140	4,298
Frontier Communications Corp.	430	3,070

Total Telecommunication Services		390,583

MATERIALS 1.9%
Monsanto Co.	749	55,681
E.I. du Pont de Nemours and Co.	1,240	31,769
Praxair, Inc.	420	29,849
Freeport-McMoRan Copper & Gold, Inc.	560	28,062
Newmont Mining Corp.	670	27,383
Dow Chemical Co.	1,470	23,726
Nucor Corp.	430	19,105
Air Products & Chemicals, Inc.	290	18,731
Alcoa, Inc.	1,340	13,842
PPG Industries, Inc.	230	10,097
Ecolab, Inc.	230	8,968
International Paper Co.	587	8,881
Weyerhaeuser Co.	290	8,825
Sigma-Aldrich Corp.	170	8,425
Vulcan Materials Co.	170	7,327
United States Steel Corp.	200	7,148
Owens-Illinois, Inc.*	230	6,442
Ball Corp.	128	5,780

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	33
5

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

CF Industries Holdings, Inc.	70	$5,190
Allegheny Technologies, Inc.	130	4,541
Sealed Air Corp.	219	4,041
Pactiv Corp.*	180	3,906
Eastman Chemical Co.	100	3,790
MeadWestvaco Corp.	230	3,774
International Flavors & Fragrances, Inc.	108	3,534
Bemis Co.	140	3,528
AK Steel Holding Corp.	150	2,878
Titanium Metals Corp.	120	1,103

Total Materials		356,326

Total Common Stocks
(Cost $8,932,707)		11,025,970

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	4	—

Total Consumer Discretionary		—

Total Warrants
(Cost $—)		—

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 18.1%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	$3,159,587	3,159,587
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	72,793	72,793
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	58,234	58,234
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	58,234	58,234
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	58,234	58,234

Total Repurchase Agreements
(Cost $3,407,082)		3,407,082

Total Investments 76.5%
(Cost $12,339,789)		$14,433,052

Other Assets in Excess of
Liabilities – 23.5%		$4,431,245

Net Assets – 100.0%		$18,864,297

		UNREALIZED
	CONTRACTS	GAIN

FUTURES CONTRACTS PURCHASED
September 2009 S&P 500 Index
Mini Futures Contracts
(Aggregate Market Value of
Contracts $2,519,688)	55	$3,705

	UNITS
EQUITY INDEX SWAP AGREEMENT
Goldman Sachs International
July 2009 S&P 500 Index
Swap, Terminating 07/08/09†††
(Notional Market Value
$23,944,568)	26,046	$255,391

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

REIT — Real Estate Investment Trust.
34	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.
6

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     NASDAQ-100® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 60.2%

INFORMATION TECHNOLOGY 38.0%
Apple, Inc.*	14,744	$2,099,988
Qualcomm, Inc.	23,600	1,066,720
Microsoft Corp.	36,296	862,756
Google, Inc. — Class A*	1,730	729,351
Oracle Corp.	24,960	534,643
Research In Motion Ltd.*	6,722	477,598
Cisco Systems, Inc.*	24,736	461,079
Intel Corp.	23,107	382,421
eBay, Inc.*	11,350	194,425
Activision Blizzard Inc.*	13,850	174,925
Adobe Systems, Inc.*	6,099	172,602
Symantec Corp.*	10,186	158,494
Automatic Data Processing, Inc.	4,230	149,911
Intuit, Inc.*	4,800	135,168
Yahoo!, Inc.*	7,948	124,466
Dell, Inc.*	8,486	116,513
Broadcom Corp. — Class A*	4,610	114,282
Fiserv, Inc.*	2,321	106,070
CA, Inc.	5,910	103,011
Paychex, Inc.	4,060	102,312
Juniper Networks, Inc.*	4,070	96,052
Baidu.com — SP ADR*	310	93,338
Cognizant Technology Solutions Corp. — Class A*	3,370	89,979
Applied Materials, Inc.	8,159	89,504
Xilinx, Inc.	4,310	88,183
Electronic Arts, Inc.*	3,850	83,622
Linear Technology Corp.	3,521	82,215
Citrix Systems, Inc.*	2,540	81,001
NetApp, Inc.*	4,100	80,852
Marvell Technology Group Ltd.*	6,940	80,782
Altera Corp.	4,890	79,609
NVIDIA Corp.*	6,265	70,732
KLA-Tencor Corp.	2,440	61,610
Seagate Technology	5,806	60,731
Check Point Software Technologies Ltd.*	2,460	57,736
Maxim Integrated Products, Inc.	3,550	55,699
Autodesk, Inc.*	2,796	53,068
Infosys Technologies Ltd. — SP ADR	1,330	48,917
Flextronics International Ltd.*	10,420	42,826
Flir Systems, Inc.*	1,872	42,232
Microchip Technology, Inc.	1,805	40,703
Lam Research Corp.*	1,540	40,040
VeriSign, Inc.*	2,150	39,732
Akamai Technologies, Inc.*	1,940	37,209
Sun Microsystems, Inc.*	3,840	35,405
IAC/InterActiveCorp*	1,870	30,014
Logitech International SA*	2,070	28,980

Total Information Technology		9,957,506

		MARKET
	SHARES	VALUE

HEALTH CARE 10.2%
Gilead Sciences, Inc.*	10,645	$498,612
Teva Pharmaceutical Industries Ltd. — SP ADR	8,490	418,897
Amgen, Inc.*	5,723	302,976
Celgene Corp.*	5,408	258,719
Genzyme Corp.*	4,036	224,684
Express Scripts, Inc.*	2,870	197,312
Biogen Idec, Inc.*	3,830	172,924
Life Technologies Corp.*	2,088	87,111
Intuitive Surgical, Inc.*	474	77,575
Vertex Pharmaceuticals, Inc.*	2,140	76,270
Illumina, Inc.*	1,410	54,905
DENTSPLY International, Inc.	1,690	51,579
Henry Schein, Inc.*	1,060	50,827
Cephalon, Inc.*	850	48,152
Hologic, Inc.*	3,203	45,579
Warner Chilcott Ltd.*	2,970	39,056
Pharmaceutical Product Development, Inc.	1,360	31,579
Patterson Companies, Inc.*	1,389	30,141

Total Health Care		2,666,898

CONSUMER DISCRETIONARY 7.5%
Amazon.com, Inc.*	3,383	283,022
Comcast Corp. — Class A	17,120	248,069
DIRECTV Group, Inc.*	8,788	217,151
Starbucks Corp.*	12,120	168,347
News Corp. — Class A	16,845	153,458
Apollo Group, Inc. — Class A*	1,910	135,839
Bed Bath & Beyond, Inc.*	4,140	127,305
Staples, Inc.	5,694	114,848
Sears Holdings Corp.*	1,510	100,445
O’Reilly Automotive, Inc.*	1,604	61,080
Ross Stores, Inc.	1,549	59,791
Wynn Resorts Ltd.*	1,590	56,127
Garmin Ltd.	2,211	52,666
Expedia, Inc.*	3,350	50,619
DISH Network Corp. — Class A*	2,560	41,498
Urban Outfitters, Inc.*	1,970	41,114
Liberty Media Corp — Interactive*	6,457	32,350
Liberty Global, Inc. — Class A*	1,700	27,013

Total Consumer Discretionary		1,970,742

INDUSTRIALS 3.1%
Paccar, Inc.	4,820	156,698
First Solar, Inc.*	850	137,802
CH Robinson Worldwide, Inc.	1,999	104,248
Expeditors International of Washington, Inc.	2,470	82,350
Fastenal Co.	1,680	55,725
Stericycle, Inc.*	1,060	54,622
Cintas Corp.	2,170	49,563
J.B. Hunt Transport Services, Inc.	1,496	45,673

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	35
7

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     NASDAQ-100® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Joy Global, Inc.	1,190	$42,507
Ryanair Holdings PLC — SP ADR*	1,380	39,178
Foster Wheeler AG*	1,570	37,287

Total Industrials		805,653

CONSUMER STAPLES 0.6%
Costco Wholesale Corp.	2,710	123,847
Hansen Natural Corp.*	1,060	32,669

Total Consumer Staples		156,516

MATERIALS 0.4%
Sigma-Aldrich Corp.	1,390	68,888
Steel Dynamics, Inc.	2,620	38,593

Total Materials		107,481

TELECOMMUNICATION SERVICES 0.4%
Millicom International Cellular SA*	1,240	69,762
NII Holdings, Inc. — Class B*	1,908	36,386

Total Telecommunication Services		106,148

Total Common Stocks
(Cost $9,924,133)		15,770,944

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 34.4%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	$4,759,127	4,759,127
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	1,250,599	1,250,599
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	1,000,479	1,000,479
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	1,000,479	1,000,479
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	1,000,479	1,000,479

Total Repurchase Agreements
(Cost $9,011,163)		9,011,163

Total Investments 94.6%
(Cost $18,935,296)		$24,782,107

Other Assets in Excess of Liabilities – 5.4%		$1,401,924

Net Assets – 100.0%		$26,184,031

		UNREALIZED
	CONTRACTS	GAIN

FUTURES CONTRACTS PURCHASED
September 2009 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $16,580,355)	561	$446,598

	UNITS
EQUITY INDEX SWAP AGREEMENT
Goldman Sachs International July 2009 NASDAQ-100 Index Swap, Terminating 07/08/09††† (Notional Market Value $19,839,324)	13,430	$214,825

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. ADR — American Depository Receipt.

ADR — American Depository Receipt.
36	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 54.9%

FINANCIALS 9.7%
Everest Re Group Ltd.	480	$34,354
New York Community Bancorp, Inc.	2,700	28,863
Fidelity National Financial, Inc. — Class A	1,840	24,895
Eaton Vance Corp.	910	24,343
Federal Realty Investment Trust	460	23,699
W.R. Berkley Corp.	1,070	22,973
Rayonier, Inc.	620	22,537
Regency Centers Corp.	630	21,993
AMB Property Corp.	1,140	21,443
Cullen/Frost Bankers, Inc.	460	21,215
HCC Insurance Holdings, Inc.	880	21,129
Jefferies Group, Inc.*	990	21,117
Nationwide Health Properties, Inc.	795	20,463
Reinsurance Group of America, Inc.	570	19,899
Liberty Property Trust	830	19,123
SEI Investments Co.	1,050	18,942
First American Corp.	730	18,914
Affiliated Managers Group, Inc.*	320	18,621
Old Republic International Corp.	1,880	18,518
Brown & Brown, Inc.	910	18,136
Realty Income Corp.	818	17,931
Waddell & Reed Financial, Inc. — Class A	670	17,668
Arthur J. Gallagher & Co.	780	16,645
Commerce Bancshares, Inc.	519	16,520
Duke Realty Corp.	1,750	15,348
Hanover Insurance Group, Inc.	400	15,244
Mack-Cali Realty Corp.	620	14,136
AmeriCredit Corp.*	1,040	14,092
Camden Property Trust	500	13,800
SL Green Realty Corp.	600	13,764
Bank of Hawaii Corp.	380	13,615
First Niagara Financial Group, Inc.	1,170	13,361
Raymond James Financial, Inc.	770	13,252
Corporate Office Properties Trust SBI	450	13,199
Essex Property Trust, Inc.	210	13,068
Valley National Bancorp	1,107	12,952
American Financial Group, Inc.	590	12,732
Associated Banc-Corp.	1,000	12,500
Highwoods Properties, Inc.	550	12,304
UDR, Inc.	1,180	12,189
Weingarten Realty Investors	840	12,188

		MARKET
	SHARES	VALUE

City National Corp.	330	$12,154
TCF Financial Corp.	890	11,899
BancorpSouth, Inc.	570	11,702
Westamerica Bancorporation	230	11,410
Macerich Co.	638	11,232
Stancorp Financial Group, Inc.	390	11,185
Alexandria Real Estate Equities, Inc.	310	11,095
FirstMerit Corp.	641	10,884
Jones Lang LaSalle, Inc.	320	10,474
Omega Healthcare Investors, Inc.	640	9,933
BRE Properties, Inc. — Class A	410	9,742
NewAlliance Bancshares, Inc.	840	9,660
Hospitality Properties Trust	800	9,512
Mercury General Corp.	280	9,360
Washington Federal, Inc.	690	8,970
Protective Life Corp.	670	7,665
Potlatch Corp.	310	7,530
Wilmington Trust Corp.	540	7,376
Trustmark Corp.	380	7,342
Fulton Financial Corp.	1,370	7,138
SVB Financial Group*	260	7,077
Apollo Investment Corp.	1,110	6,660
Synovus Financial Corp.	2,200	6,578
Astoria Financial Corp.	640	5,491
Unitrin, Inc.	390	4,688
International Bancshares Corp.	400	4,124
Equity One, Inc.	290	3,845
Cathay General Bancorp	390	3,709
Webster Financial Corp.	410	3,301
Horace Mann Educators Corp.	310	3,091
Cousins Properties, Inc.	346	2,942
PacWest Bancorp	190	2,500

Total Financials		987,954

CONSUMER DISCRETIONARY 8.5%
Ross Stores, Inc.	990	38,214
Priceline.com, Inc.*	330	36,811
Advance Auto Parts, Inc.	750	31,117
BorgWarner, Inc.	910	31,076
Dollar Tree, Inc.*	700	29,470
CarMax, Inc.*	1,720	25,284
NVR, Inc.*	50	25,120
ITT Educational Services, Inc.*	240	24,158
Strayer Education, Inc.	110	23,992
American Eagle Outfitters, Inc.	1,610	22,814
Petsmart, Inc.	980	21,031
Chipotle Mexican Grill, Inc. — Class A*	250	20,000
Urban Outfitters, Inc.*	890	18,574
LKQ Corp.*	1,100	18,095
Aeropostale, Inc.*	520	17,820
Toll Brothers, Inc.*	1,030	17,479

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	37

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

DreamWorks Animation SKG, Inc. — Class A*	580	$16,002
Mohawk Industries, Inc.*	440	15,699
Career Education Corp.*	580	14,436
Netflix, Inc.*	330	13,642
Brinker International, Inc.	800	13,624
Chico’s FAS, Inc.*	1,390	13,525
Marvel Entertainment, Inc.*	380	13,524
Wendy’s/Arby’s Group, Inc. — Class A	3,260	13,040
Aaron Rents, Inc.	430	12,823
Tupperware Brands Corp.	490	12,750
Foot Locker, Inc.	1,210	12,669
Gentex Corp.	1,070	12,412
WMS Industries, Inc.*	380	11,974
Panera Bread Co. — Class A*	240	11,966
Guess?, Inc.	460	11,859
The Warnaco Group, Inc.*	360	11,664
Dick’s Sporting Goods, Inc.*	670	11,524
Corinthian Colleges, Inc.*	680	11,512
Phillips-Van Heusen Corp.	400	11,476
Hanesbrands, Inc.*	740	11,107
J. Crew Group, Inc.*	410	11,078
John Wiley & Sons, Inc. — Class A	330	10,973
Service Corporation International	1,960	10,741
Rent-A-Center, Inc.*	520	9,272
Brink’s Home Security Holdings, Inc.*	320	9,059
Lamar Advertising Company*	590	9,009
M.D.C. Holdings, Inc.	290	8,732
Fossil, Inc.*	350	8,428
Cheesecake Factory, Inc.*	470	8,131
Williams-Sonoma, Inc.	680	8,072
Scientific Games Corp. — Class A*	510	8,043
Matthews International Corp. — Class A	240	7,469
Sotheby’s	520	7,337
Collective Brands, Inc.*	500	7,285
Bob Evans Farms, Inc.	240	6,898
Under Armour, Inc.*	290	6,490
Barnes & Noble, Inc.	290	5,983
Regis Corp.	340	5,919
Ryland Group, Inc.	340	5,698
International Speedway Corp. — Class A	220	5,634
Life Time Fitness, Inc.*	280	5,603
Thor Industries, Inc.	280	5,144
99 Cents Only Stores*	370	5,025
Saks, Inc.*	1,130	5,006
Timberland Co. — Class A*	360	4,777
Scholastic Corp.	210	4,156
Boyd Gaming Corp.*	450	3,825

		MARKET
	SHARES	VALUE

AnnTaylor Stores Corp.*	460	$3,671
American Greetings Corp. — Class A	310	3,621
Harte-Hanks, Inc.	300	2,775
Callaway Golf Co.	510	2,586
Coldwater Creek, Inc.*	370	2,242
Blyth, Inc.	50	1,640

Total Consumer Discretionary		868,605

INDUSTRIALS 8.1%
URS Corp.*	650	32,188
Roper Industries, Inc.	710	32,170
AMETEK, Inc.	840	29,047
Joy Global, Inc.	800	28,576
Manpower, Inc.	620	26,251
KBR, Inc.	1,250	23,050
Aecom Technology Corp.*	720	23,040
Alliant Techsystems, Inc.*	260	21,414
AGCO Corp.*	730	21,221
Donaldson Company	610	21,130
FTI Consulting, Inc.*	410	20,795
Pentair, Inc.	770	19,727
J.B. Hunt Transport Services, Inc.	640	19,539
SPX Corp.	390	19,098
Harsco Corp.	630	17,829
Shaw Group, Inc.*	650	17,817
Copart, Inc.*	500	17,335
Bucyrus International, Inc.	590	16,850
Waste Connections, Inc.*	630	16,323
IDEX Corp.	630	15,479
Corrections Corporation of America*	900	15,291
Landstar System, Inc.	410	14,723
Hubbell, Inc. — Class B	440	14,106
Con-way Inc.	360	12,712
MSC Industrial Direct Co.	350	12,418
Watson Wyatt & Company Holdings	330	12,385
Wabtec Corp.	380	12,225
Lincoln Electric Holdings, Inc.	330	11,893
Lennox International, Inc.	370	11,881
Thomas & Betts Corporation*	410	11,833
Carlisle Companies, Inc.	480	11,539
Kansas City Southern*	710	11,438
BE Aerospace, Inc.*	790	11,344
Timken Co.	660	11,273
Kennametal, Inc.	570	10,933
Graco, Inc.	470	10,349
Terex Corp.*	840	10,139
Valmont Industries, Inc.	140	10,091
Nordson Corp.	260	10,052
GATX Corp.	370	9,516
Brink’s Co.	320	9,290
Granite Construction, Inc.	260	8,653
Woodward Governor Co.	430	8,514

38	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Oshkosh Corp.	580	$8,433
Trinity Industries, Inc.	610	8,308
Crane Co.	370	8,255
Clean Harbors, Inc.*	150	8,099
Alexander & Baldwin, Inc.	330	7,735
JetBlue Airways Corp.*	1,590	6,789
Herman Miller, Inc.	420	6,443
HNI Corp.	350	6,321
Werner Enterprises, Inc.	340	6,161
AirTran Holdings, Inc.*	940	5,819
Rollins, Inc.	330	5,712
Corporate Executive Board Co.	270	5,605
MPS Group, Inc.*	730	5,577
Mine Safety Appliances Co.	230	5,543
Alaska Air Group, Inc.*	290	5,295
Deluxe Corp.	400	5,124
Navigant Consulting, Inc.*	380	4,910
Korn/Ferry International, Inc.*	350	3,724
Dycom Industries, Inc.*	300	3,321
United Rentals, Inc.*	470	3,050
Federal Signal Corp.	380	2,907
Kelly Services, Inc. — Class A	210	2,300

Total Industrials		826,908

INFORMATION TECHNOLOGY 8.0%
SAIC, Inc.*	1,590	29,494
Lam Research Corp.*	990	25,740
Avnet, Inc.*	1,180	24,815
Global Payments, Inc.	630	23,600
Ingram Micro, Inc. — Class A*	1,270	22,225
Synopsys, Inc.*	1,130	22,046
Equinix, Inc.*	300	21,822
ANSYS, Inc.*	690	21,500
F5 Networks, Inc.*	610	21,100
Cree, Inc.*	700	20,573
Sybase, Inc.*	650	20,371
Arrow Electronics, Inc.*	940	19,966
Hewitt Associates, Inc. — Class A*	660	19,655
Lender Processing Services, Inc.	670	18,606
Alliance Data Systems Corp.*	450	18,535
Trimble Navigation Ltd.*	940	18,452
Metavante Technologies, Inc.*	710	18,361
Broadridge Financial Solutions, Inc.	1,100	18,238
Palm, Inc.*	1,080	17,896
Itron, Inc.*	310	17,072
CommScope, Inc.*	640	16,806
FactSet Research Systems Inc.	330	16,457
Micros Systems, Inc.*	630	15,952
NCR Corp.*	1,240	14,669
3Com Corp.*	3,030	14,271
Macrovision Solutions Corp.*	640	13,958
Diebold, Inc.	520	13,707

		MARKET
	SHARES	VALUE

Jack Henry & Associates, Inc.	650	$13,487
Silicon Laboratories, Inc.*	350	13,279
Polycom, Inc.*	650	13,175
Atmel Corp.*	3,520	13,130
Tech Data Corp.*	390	12,757
NeuStar, Inc.*	560	12,410
Cadence Design Systems, Inc.*	2,060	12,154
Intersil Corp. — Class A	950	11,942
DST Systems, Inc.*	320	11,824
Zebra Technologies Corp. — Class A*	470	11,120
Digital River, Inc.*	300	10,896
Parametric Technology Corp.*	910	10,638
National Instruments Corp.	450	10,152
Vishay Intertechnology, Inc.*	1,460	9,913
ADTRAN, Inc.	430	9,232
International Rectifier Corp.*	560	8,294
Integrated Device Technology, Inc.*	1,300	7,852
RF Micro Devices, Inc.*	2,080	7,821
Semtech Corp.*	480	7,637
Plantronics, Inc.	390	7,375
ValueClick, Inc.*	680	7,154
Gartner, Inc. — Class A*	460	7,020
Mantech International Corp. — Class A*	160	6,886
Fairchild Semiconductor International, Inc.*	970	6,780
Wind River Systems, Inc.*	530	6,074
ADC Telecommunications, Inc.*	760	6,050
Fair Isaac Corp.	390	6,029
SRA International, Inc. — Class A*	340	5,970
Avocent Corp.*	350	4,886
Acxiom Corp.	530	4,680
Mentor Graphics Corp.*	740	4,048
Advent Software, Inc.*	120	3,935
ACI Worldwide, Inc.*	280	3,909
Imation Corp.	240	1,826

Total Information Technology		816,222

HEALTH CARE 7.0%
Vertex Pharmaceuticals, Inc.*	1,350	48,114
Henry Schein, Inc.*	710	34,044
Cerner Corp.*	530	33,014
Edwards Lifesciences Corp.*	440	29,933
Beckman Coulter, Inc.	500	28,570
Hologic, Inc.*	2,000	28,460
Covance, Inc.*	500	24,600
ResMed, Inc.*	590	24,031
Pharmaceutical Product Development, Inc.	920	21,362
IDEXX Laboratories, Inc.*	460	21,252
Omnicare, Inc.	810	20,866

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	39

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Mettler-Toledo International, Inc.*	260	$20,059
Universal Health Services, Inc. — Class B	380	18,563
Techne Corp.	290	18,505
Community Health Systems, Inc.*	730	18,432
VCA Antech, Inc.*	660	17,622
Gen-Probe, Inc.*	410	17,622
Charles River Laboratories International, Inc.*	520	17,550
Perrigo Co.	610	16,946
Endo Pharmaceuticals Holdings, Inc.*	920	16,486
Valeant Pharmaceuticals International*	640	16,461
United Therapeutics Corp.*	180	14,999
Sepracor, Inc.*	860	14,895
Owens & Minor, Inc.	330	14,461
Teleflex, Inc.	310	13,897
OSI Pharmaceuticals, Inc.*	450	12,703
Lincare Holdings, Inc.*	540	12,701
Health Net, Inc.*	810	12,595
Steris Corp.	460	11,997
Thoratec Corp.*	440	11,783
Kinetic Concepts, Inc.*	430	11,717
Bio-Rad Laboratories, Inc. — Class A*	150	11,322
LifePoint Hospitals, Inc.*	420	11,025
Psychiatric Solutions, Inc.*	440	10,006
Health Management Associates, Inc. — Class A*	1,930	9,534
Masimo Corp.*	380	9,162
Varian, Inc.*	230	9,069
Hill-Rom Holdings, Inc.	490	7,948
Immucor, Inc.*	550	7,568
Medicis Pharmaceutical Corp. — Class A	440	7,181
WellCare Health Plans, Inc.*	330	6,102
Affymetrix, Inc.*	550	3,262
Kindred Healthcare, Inc.*	240	2,969

Total Health Care		719,388

MATERIALS 4.0%
Martin Marietta Materials, Inc.	350	27,608
FMC Corp.	570	26,961
Airgas, Inc.	640	25,939
Lubrizol Corp.	530	25,074
Cliffs Natural Resources Inc	1,020	24,960
Steel Dynamics, Inc.	1,460	21,506
Reliance Steel & Aluminum Co.	500	19,195
Terra Industries, Inc.	780	18,892
Sonoco Products Co.	780	18,681
Albemarle Corp.	720	18,411
AptarGroup, Inc.	530	17,898

		MARKET
	SHARES	VALUE

Valspar Corp.	780	$17,573
Ashland, Inc.	530	14,867
Commercial Metals Co.	880	14,106
RPM International, Inc.	1,000	14,040
Packaging Corporation of America	800	12,960
Greif, Inc. — Class A	270	11,939
Scotts Miracle-Gro Co. — Class A	340	11,917
Temple-Inland, Inc.	830	10,890
Sensient Technologies Corp.	380	8,577
Olin Corp.	608	7,229
Carpenter Technology Corp.	340	7,075
Cytec Industries, Inc.	370	6,889
Cabot Corp.	510	6,416
Worthington Industries, Inc.	470	6,011
Minerals Technologies, Inc.	150	5,403
Louisiana-Pacific Corp.*	720	2,462

Total Materials		403,479

UTILITIES 3.7%
MDU Resources Group, Inc.	1,440	27,317
NSTAR	840	26,972
Oneok, Inc.	830	24,477
Alliant Energy Corp.	860	22,472
National Fuel Gas Co.	620	22,369
Energen Corp.	560	22,344
OGE Energy Corp.	760	21,523
UGI Corp.	840	21,412
DPL, Inc.	910	21,085
NV Energy, Inc.	1,830	19,746
AGL Resources, Inc.	610	19,398
Aqua America, Inc.	1,060	18,974
Great Plains Energy, Inc.	1,060	16,483
Westar Energy, Inc.	850	15,954
Vectren Corp.	640	14,995
Hawaiian Electric Industries, Inc.	720	13,723
WGL Holdings, Inc.	400	12,808
Cleco Corp.	470	10,537
IDACORP, Inc.	370	9,672
PNM Resources, Inc.	680	7,283
Black Hills Corp.	300	6,897

Total Utilities		376,441

ENERGY 3.4%
Pride International, Inc.*	1,360	34,082
Newfield Exploration Co.*	1,040	33,977
Plains Exploration & Production Co.*	960	26,266
Helmerich & Payne, Inc.	820	25,313
Oceaneering International, Inc.*	440	19,888
Cimarex Energy Co.	650	18,421
Southern Union Co.	970	17,838
Arch Coal, Inc.	1,130	17,368
Tidewater, Inc.	400	17,148

40	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Patterson-UTI Energy, Inc.	1,200	$15,432
Forest Oil Corp.*	870	12,980
Encore Acquisition Co.*	410	12,648
Comstock Resources, Inc.*	370	12,229
Frontier Oil Corp.	820	10,750
Superior Energy Services*	610	10,535
Unit Corp.*	370	10,201
Mariner Energy, Inc.*	780	9,165
Helix Energy Solutions Group, Inc.*	780	8,479
Quicksilver Resources, Inc.*	880	8,175
Bill Barrett Corp.*	290	7,963
Exterran Holdings, Inc.*	490	7,860
Overseas Shipholding Group, Inc.	190	6,468
Patriot Coal Corp.*	540	3,445

Total Energy		346,631

CONSUMER STAPLES 2.2%
Church & Dwight Company, Inc.	550	29,871
Energizer Holdings, Inc.*	540	28,210
Ralcorp Holdings, Inc.*	440	26,805
Hansen Natural Corp.*	570	17,568
Alberto-Culver Co.	670	17,038
Corn Products International, Inc.	580	15,538
BJ’s Wholesale Club, Inc.*	430	13,859
Flowers Foods, Inc.	610	13,322
Smithfield Foods, Inc.*	930	12,992
NBTY, Inc.*	430	12,092
PepsiAmericas, Inc.	440	11,796
Ruddick Corp.	310	7,263
Lancaster Colony Corp.	160	7,051
Universal Corp.	200	6,622
Tootsie Roll Industries, Inc.	206	4,674

Total Consumer Staples		224,701

TELECOMMUNICATION SERVICES 0.3%
Telephone & Data Systems, Inc.	790	22,357
Syniverse Holdings, Inc.*	410	6,573
Cincinnati Bell, Inc.*	1,680	4,771

Total Telecommunication Services		33,701

Total Common Stocks
(Cost $6,540,950)		5,604,030

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	155	6

Total Consumer Discretionary		6

Total Warrants
(Cost $—)		6

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 34.0%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	$1,539,094	$1,539,094
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	566,362	566,362
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	453,090	453,090
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	453,090	453,090
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	453,090	453,090

Total Repurchase Agreements
(Cost $3,464,726)		3,464,726

Total Investments 88.9%
(Cost $10,005,676)		$9,068,762

Other Assets in Excess of Liabilities – 11.1%		$1,131,946

Net Assets – 100.0%		$10,200,708

		Unrealized
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS PURCHASED
September 2009 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $2,480,670)	43	$(13,211)

	UNITS
EQUITY INDEX SWAP AGREEMENTS
Goldman Sachs International July 2009 S&P MidCap 400 Index Swap, Terminating 07/08/09††† (Notional Market Value $4,611,815)	7,977	$61,086
Credit Suisse Capital, LLC September 2009 S&P MidCap 400 Index Swap, Terminating 09/25/09††† (Notional Market Value $2,619,753)	4,531	11,552

(Total Notional Market Value $7,231,568)		$72,638

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

REIT — Real Estate Investment Trust.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	41

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     INVERSE MID-CAP STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 94.5%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	$950,531	$950,531
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	547,284	547,284
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	437,827	437,827
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	437,827	437,827
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	437,827	437,827

Total Repurchase Agreements
(Cost $2,811,296)		2,811,296

Total Investments 94.5%
(Cost $2,811,296)		$2,811,296

Other Assets in Excess of Liabilities – 5.5%		$163,018

Net Assets – 100.0%		$2,974,314

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT
September 2009 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $403,830)	7	$13,190

		UNREALIZED
	UNITS	GAIN (LOSS)

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
Goldman Sachs International July 2009 S&P MidCap 400 Index Swap, Terminating 07/08/09††† (Notional Market Value $1,938,776)	3,353	$14,069
Credit Suisse Capital, LLC September 2009 S&P MidCap 400 Index Swap, Terminating 09/25/09††† (Notional Market Value $640,971)	1,109	(3,013)

(Total Notional Market Value $2,579,747)		$11,056

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
42	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 59.1%

INFORMATION TECHNOLOGY 11.7%
Palm, Inc.*	243	$4,027
3Com Corp.*	661	3,113
VistaPrint Ltd.*	70	2,985
Solera Holdings, Inc.*	117	2,972
Jack Henry & Associates, Inc.	138	2,863
Polycom, Inc.*	140	2,838
Skyworks Solutions, Inc.*	290	2,836
Data Domain, Inc.*	82	2,735
Informatica Corp.*	150	2,578
Arris Group, Inc.*	208	2,529
Digital River, Inc.*	68	2,470
Parametric Technology Corp.*	200	2,338
Perot Systems Corp. — Class A*	155	2,221
Synaptics, Inc.*	56	2,164
TIBCO Software, Inc.*	300	2,151
CACI International, Inc. — Class A*	50	2,135
Concur Technologies, Inc.*	68	2,113
Riverbed Technology, Inc.*	88	2,041
Tessera Technologies, Inc.*	78	1,973
Microsemi Corp.*	140	1,932
Atheros Communications, Inc.*	100	1,924
ADTRAN, Inc.	89	1,911
Anixter International, Inc.*	50	1,879
TiVo, Inc.*	176	1,844
Tekelec*	106	1,784
Cybersource Corp.*	116	1,775
Mantech International Corp. — Class A*	41	1,765
Wright Express Corp.*	69	1,757
RF Micro Devices, Inc.*	457	1,718
j2 Global Communications, Inc.*	76	1,715
InterDigital, Inc.*	70	1,711
Starent Networks Corp.*	70	1,709
Semtech Corp.*	105	1,671
ValueClick, Inc.*	154	1,620
Benchmark Electronics, Inc.*	110	1,584
Comtech Telecommunications Corp.*	49	1,562
Quest Software, Inc.*	110	1,533
Gartner, Inc. — Class A*	100	1,526
Ariba, Inc.*	155	1,525
Plantronics, Inc.	80	1,513
Rackspace Hosting*	108	1,497
Euronet Worldwide, Inc.*	77	1,493
Cymer, Inc.*	50	1,486
Omniture, Inc.*	117	1,470
Plexus Corp.*	70	1,432
Intermec, Inc.*	110	1,419
Progress Software Corp.*	67	1,418
Formfactor, Inc.*	82	1,414
Websense, Inc.*	78	1,392

		MARKET
	SHARES	VALUE

Emulex Corp.*	140	$1,369
Wind River Systems, Inc.*	119	1,364
ADC Telecommunications, Inc.*	170	1,353
Triquint Semiconductor, Inc.*	253	1,343
Take-Two Interactive Software, Inc.	141	1,335
EarthLink, Inc.*	180	1,334
Lawson Software, Inc.*	239	1,334
Blackboard, Inc.*	46	1,328
FEI Co.*	57	1,305
Hittite Microwave Corp.*	37	1,286
Infinera Corp.*	140	1,278
Monolithic Power Systems, Inc.*	56	1,255
Blackbaud, Inc.	80	1,244
MAXIMUS, Inc.	30	1,237
Fair Isaac Corp.	80	1,237
SRA International, Inc. — Class A*	70	1,229
Scansource, Inc.*	50	1,226
Commvault Systems, Inc.*	70	1,161
Blue Coat Systems, Inc.*	70	1,158
MicroStrategy, Inc. — Class A*	23	1,155
Cabot Microelectronics Corp.*	40	1,132
Rofin-Sinar Technologies, Inc.*	55	1,101
Netlogic Microsystems, Inc.*	30	1,094
Acxiom Corp.	123	1,086
Checkpoint Systems, Inc.*	69	1,083
MercadoLibre, Inc.*	40	1,075
Avocent Corp.*	77	1,075
Cognex Corp.	75	1,060
MKS Instruments, Inc.*	80	1,055
Sycamore Networks, Inc.*	332	1,039
ViaSat, Inc.*	40	1,026
Zoran Corp.*	94	1,025
Black Box Corp.	30	1,004
DealerTrack Holdings, Inc.*	59	1,003
SPSS, Inc.*	30	1,001
L-1 Identity Solutions, Inc.*	126	975
Cavium Networks, Inc.*	58	975
Ultimate Software Group, Inc.*	40	970
Park Electrochemical Corp.	45	969
Power Integrations, Inc.	40	952
Unisys Corp.*	630	951
Net 1 UEPS Technologies, Inc.*	70	951
United Online, Inc.	145	944
Harmonic, Inc.*	160	942
EPIQ Systems, Inc.*	61	936
STEC, Inc.*	40	928
VeriFone Holdings, Inc.*	123	924
Teletech Holdings, Inc.*	60	909
Mentor Graphics Corp.*	165	903
Aruba Networks, Inc.*	103	900
Taleo Corp.*	49	895
OmniVision Technologies, Inc.*	86	894
Amkor Technology, Inc.*	188	889
Sapient Corp.*	140	881
Netgear, Inc.*	61	879

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	43

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Applied Micro Circuits Corp.*	108	$878
AsiaInfo Holdings, Inc.*	50	860
THQ, Inc.*	120	859
Electronics for Imaging, Inc.*	80	853
Advent Software, Inc.*	26	853
Art Technology Group, Inc.*	220	836
Manhattan Associates, Inc.*	45	820
Standard Microsystems Corp.*	40	818
DTS, Inc. — Class A*	30	812
Sigma Designs, Inc.*	50	802
Littelfuse, Inc.*	40	798
CSG Systems International, Inc.*	60	794
Constant Contact, Inc.*	40	794
Pegasystems, Inc.	30	791
Forrester Research, Inc.*	32	786
Diodes, Inc.*	50	782
ACI Worldwide, Inc.*	56	782
Tyler Technologies, Inc.*	50	781
Insight Enterprises, Inc.*	78	753
Cogent, Inc.*	70	751
TNS, Inc.*	40	750
SYNNEX Corp.*	30	750
Acme Packet, Inc.*	74	749
Coherent, Inc.*	36	744
EMS Technologies, Inc.*	35	731
JDA Software Group, Inc.*	48	718
ATMI, Inc.*	46	714
SAVVIS, Inc.*	60	688
3PAR, Inc.*	55	682
Netezza Corp.*	81	674
Veeco Instruments, Inc.*	56	649
Harris Stratex Networks, Inc. — Class A*	100	648
ShoreTel, Inc.*	80	640
S1 Corp.*	92	635
Syntel, Inc.	20	629
MTS Systems Corp.	30	619
Avid Technology, Inc.*	46	617
NIC, Inc.	91	616
Electro Scientific Industries, Inc.*	55	615
Rogers Corp.*	30	607
OSI Systems, Inc.*	29	605
comScore, Inc.*	45	599
Vocus, Inc.*	30	593
Micrel, Inc.	79	578
MSC.Software Corp.*	85	566
Sonus Networks, Inc.*	350	563
Move, Inc.*	258	557
TTM Technologies, Inc.*	70	557
Adaptec, Inc.*	209	554
DG FastChannel, Inc.*	30	549
ModusLink Global Solutions, Inc.*	80	549
Brightpoint, Inc.*	87	545
Heartland Payment Systems, Inc.	57	545
Global Cash Access Holdings, Inc.*	68	541

		MARKET
	SHARES	VALUE

Advanced Energy Industries, Inc.*	60	$539
Echelon Corp.*	63	534
ArcSight, Inc.*	30	533
Entegris, Inc.*	195	530
Vignette Corp.*	40	526
Volterra Semiconductor Corp.*	40	526
SuccessFactors, Inc.*	57	523
Terremark Worldwide, Inc.*	90	520
Brooks Automation, Inc.*	115	515
Loral Space & Communications, Inc.*	20	515
GSI Commerce, Inc.*	36	513
Bankrate, Inc.*	20	505
Supertex, Inc.*	20	502
Maxwell Technologies, Inc.*	36	498
Sourcefire, Inc.*	40	496
Cirrus Logic, Inc.*	110	495
SonicWALL, Inc.*	90	493
Ultratech, Inc.*	40	492
Smith Micro Software, Inc.*	50	491
Universal Display Corp.*	50	489
TeleCommunication Systems, Inc. — Class A*	68	483
RightNow Technologies, Inc.*	40	472
Oplink Communications, Inc.*	41	467
Faro Technologies, Inc.*	30	466
Daktronics, Inc.	60	462
Hughes Communications, Inc.*	20	457
Technitrol, Inc.	70	453
Anadigics, Inc.*	108	453
Novatel Wireless, Inc.*	50	451
Cray, Inc.*	57	449
Compellent Technologies, Inc.*	29	442
Kopin Corp.*	120	440
IPG Photonics Corp.*	40	439
NVE Corp.*	9	437
Exar Corp.*	60	431
China Security & Surveillance Technology, Inc.*	57	430
Actel Corp.*	40	429
Kenexa Corp. — Class A*	37	428
Multi-Fineline Electronix, Inc.*	20	428
Epicor Software Corp.*	80	424
CTS Corp.	64	419
Imation Corp.	55	419
Mercury Computer Systems, Inc.*	45	416
RealNetworks, Inc.*	139	416
Methode Electronics, Inc. — Class A	59	414
SiRF Technology Holdings, Inc.*	96	410
Cohu, Inc.	45	404
Symmetricom, Inc.*	70	404
Internet Capital Group, Inc.*	60	404
Seachange International, Inc.*	50	401
Infospace, Inc.*	60	398

44	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Vasco Data Security International*	54	$395
ExlService Holdings, Inc.*	35	392
Digi International, Inc.*	40	390
IXYS Corp.	38	385
Ciber, Inc.*	124	384
Actuate Corp.*	80	382
Radiant Systems, Inc.*	46	382
Lattice Semiconductor Corp.*	201	378
Netscout Systems, Inc.*	40	375
Intevac, Inc.*	43	375
Symyx Technologies, Inc.*	64	374
Synchronoss Technologies, Inc.*	30	368
i2 Technologies, Inc.*	29	364
Powerwave Technologies, Inc.*	226	364
Comverge, Inc.*	30	363
The Knot, Inc.*	46	362
Radisys Corp.*	40	360
NetSuite, Inc.*	30	354
infoGROUP, Inc.*	62	354
Switch & Data Facilities Company, Inc.*	30	352
Perficient, Inc.*	50	349
Newport Corp.*	60	347
Bottomline Technologies, Inc.*	38	342
Ixia*	50	337
BigBand Networks, Inc.*	65	336
Internet Brands, Inc. — Class A*	48	336
Liquidity Services Inc.*	34	335
Kulicke & Soffa Industries, Inc.*	97	333
SolarWinds, Inc.*	20	330
Advanced Analogic Technologies, Inc.*	70	321
Pericom Semiconductor Corp.*	38	320
DivX, Inc.*	58	318
Internap Network Services Corp.*	90	314
Openwave Systems, Inc.*	140	314
Ebix, Inc.*	10	313
Utstarcom, Inc.*	190	310
Stratasys, Inc.*	28	308
DSP Group, Inc.*	45	304
Quantum Corp.*	365	303
Open Solutions, Inc.*	10	302
Extreme Networks, Inc.*	150	300
Silicon Image, Inc.*	128	294
Super Micro Computer, Inc.*	38	291
Ness Technologies, Inc.*	74	289
Rubicon Technology, Inc.*	20	286
FalconStor Software, Inc.*	60	285
Electro Rent Corp.	30	285
Photronics, Inc.*	70	284
Anaren, Inc.*	16	283
Rimage Corp.*	17	282
Web.com Group, Inc.*	50	282
LivePerson, Inc.*	70	280
Rudolph Technologies, Inc.*	50	276

		MARKET
	SHARES	VALUE

Globecomm Systems, Inc.*	38	$273
Limelight Networks Inc.*	60	264
Techwell, Inc.*	31	264
Cass Information Systems, Inc.	8	262
Silicon Storage Technology, Inc.*	140	262
Ceva, Inc.*	30	260
Double-Take Software, Inc.*	30	260
iGate Corp.	39	258
Bel Fuse, Inc. — Class B	16	257
Monotype Imaging Holdings, Inc.*	37	252
Online Resources Corp.*	40	250
MoneyGram International, Inc.*	140	249
Immersion Corp.*	50	247
DemandTec, Inc.*	28	246
PROS Holdings, Inc.*	30	244
Airvana, Inc.*	38	242
SumTotal Systems, Inc.*	50	241
Integral Systems, Inc.*	28	233
LoopNet, Inc.*	30	233
Tier Technologies, Inc. — Class B*	30	230
MIPS Technology, Inc.*	76	228
Silicon Graphics International Corp.*	50	227
Cogo Group, Inc.*	38	227
PLX Technology, Inc.*	60	226
American Software, Inc. — Class A	37	213
Network Equipment Technologies, Inc.*	50	213
Entropic Communications, Inc.*	94	212
Microtune, Inc.*	90	211
Interactive Intelligence, Inc.*	17	208
OpenTV Corp.*	155	205
GSE Systems, Inc.*	30	203
ActivCard Corp.*	80	202
Chordiant Software, Inc.*	55	200
Trident Microsystems, Inc.*	110	191
White Electronics Designs Corp.*	40	185
Lionbridge Technologies, Inc.*	100	184
support.com, Inc.*	84	183
Computer Task Group, Inc.*	30	183
Pervasive Software, Inc.*	30	183
NCI, Inc.*	6	183
Spectrum Control, Inc.*	20	176
Innodata Isogen, Inc.*	40	175
Semitool, Inc.*	37	171
Intellon Corp.*	40	170
Isilon Systems, Inc.*	40	170
Zix Corp.*	110	165
Emcore Corp.*	130	164
Hackett Group, Inc.*	70	163
Entrust, Inc.*	90	163
Virtusa Corp.*	20	161
PC-Tel, Inc.*	30	161
Startek, Inc.*	20	160

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	45

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Opnet Technologies, Inc.	17	$156
Saba Software, Inc.*	40	154
Parkervision, Inc.*	50	153
Keynote Systems, Inc.*	20	153
ePlus, Inc.*	10	146
Ipass, Inc.*	90	144
China Information Security Technology, Inc.*	50	143
Measurement Specialties, Inc.*	20	141
Agilysys, Inc.	30	140
KVH Industries, Inc.*	20	137
Smart Modular Technologies WWH, Inc.*	60	136
Phoenix Technologies, Ltd.*	50	136
PC Mall, Inc.*	20	135
Virage Logic Corp.*	30	135
Dice Holdings, Inc.*	29	135
SRS Labs, Inc.*	20	133
Zygo Corp., Inc.*	28	130
MEMSIC, Inc.*	30	127
Information Services Group, Inc.*	40	120
ICx Technologies, Inc.*	20	120
GSI Technology, Inc.*	30	116
Callidus Software, Inc.*	40	114
Opnext, Inc.*	52	111
Unica Corp.*	20	110
Travelzoo, Inc.*	10	110
Marchex, Inc.	30	101
Dynamics Research Corp.*	10	100
Communications Systems, Inc.	10	98
RAE Systems, Inc.*	70	97
Renaissance Learning, Inc.	10	92
DDi Corp.*	20	91
PC Connection, Inc.*	17	89
CPI International, Inc.*	10	87
Deltek, Inc.*	20	87
TechTarget, Inc.*	20	80
eLoyalty Corp.*	10	79
Imergent, Inc.	10	70
QAD, Inc.	20	65
PAR Technology Corp.*	10	64
X-Rite, Inc.*	40	60
China TransInfo Technology Corp.*	10	47

Total Information Technology		252,655

FINANCIALS 11.5%
ProAssurance Corp.*	65	3,004
IPC Holdings Ltd.	104	2,843
Knight Capital Group, Inc. — Class A*	164	2,796
MFA Mortgage Investments, Inc.	385	2,664
Highwoods Properties, Inc.	119	2,662
Platinum Underwriters Holdings Ltd.	88	2,516
Westamerica Bancorporation	50	2,480
Prosperity Bancshares, Inc.	83	2,476

		MARKET
	SHARES	VALUE

National Retail Properties, Inc.	140	$2,429
FirstMerit Corp.	140	2,377
UMB Financial Corp.	60	2,281
First Financial Bankshares, Inc.	45	2,266
Stifel Financial Corp.*	47	2,260
Omega Healthcare Investors, Inc.	143	2,219
Washington Real Estate Investment Trust	97	2,170
Home Properties, Inc.	61	2,080
NewAlliance Bancshares, Inc.	178	2,047
Montpelier Re Holdings Ltd.	152	2,020
American Campus Communities, Inc.	90	1,996
Tanger Factory Outlet Centers, Inc.	60	1,946
Trustmark Corp.	100	1,932
Redwood Trust, Inc.	130	1,919
Mid-America Apartment Communities, Inc.	50	1,835
Potlatch Corp.	73	1,773
Healthcare Realty Trust, Inc.	104	1,750
Hatteras Financial Corp.	61	1,744
Glacier Bancorp, Inc.	115	1,699
BioMed Realty Trust, Inc.	166	1,698
Tower Group, Inc.	67	1,660
KBW, Inc.*	57	1,639
PHH Corp.*	90	1,636
Signature Bank*	60	1,627
SVB Financial Group*	58	1,579
Equity Lifestyle Properties, Inc.	42	1,562
Max Capital Group Ltd.	80	1,477
Apollo Investment Corp.	238	1,428
Argo Group International Holdings Ltd.*	50	1,411
Capstead Mortgage Corp.	111	1,411
Ares Capital Corp.	173	1,394
United Bankshares, Inc.	71	1,387
RLI Corp.	30	1,344
Entertainment Properties Trust	65	1,339
Franklin Street Properties Corporation, Inc.	100	1,325
Delphi Financial Group, Inc. — Class A	68	1,321
Piper Jaffray Companies, Inc.*	30	1,310
Zenith National Insurance Corp.	60	1,304
Hancock Holding Co.	40	1,300
Eastgroup Properties, Inc.	39	1,288
Astoria Financial Corp.	150	1,287
NBT Bancorp, Inc.	59	1,281
PrivateBancorp, Inc.	57	1,268
PS Business Parks, Inc.	26	1,259
Anworth Mortgage Asset Corp.	173	1,247
DCT Industrial Trust, Inc.	304	1,240
Assured Guaranty Ltd.	100	1,238
Extra Space Storage, Inc.	148	1,236

46	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Kilroy Realty Corp.	60	$1,232
DiamondRock Hospitality Co.	191	1,196
American Capital Ltd.	370	1,188
IBERIABANK Corp.	30	1,182
Developers Diversified Realty Corp.	240	1,171
Cash America International, Inc.	50	1,169
Selective Insurance Group, Inc.	91	1,162
Park National Corp.	20	1,130
LaSalle Hotel Properties	90	1,111
optionsXpress Holdings, Inc.	70	1,087
Portfolio Recovery Associates, Inc.*	28	1,084
Employers Holdings, Inc.	80	1,084
Allied Capital Corp.	310	1,079
Post Properties, Inc.	80	1,075
E*Trade Financial Corp.*	830	1,062
Old National Bancorp	106	1,041
National Health Investors, Inc.	38	1,015
MF Global Ltd.*	170	1,008
Sovran Self Storage, Inc.	40	984
Community Bank System, Inc.	65	946
Acadia Realty Trust	72	940
Brookline Bancorp, Inc.	100	932
First Commonwealth Financial Corp.	147	932
FNB Corp.	150	929
International Bancshares Corp.	90	928
MGIC Investment Corp.	210	924
LTC Properties, Inc.	45	920
Texas Capital Bancshares, Inc.*	59	913
Sterling Bancshares, Inc.	143	905
Provident Financial Services, Inc.	98	892
Ocwen Financial Corp.*	68	882
City Holding Co.	29	880
Investors Real Estate Trust	98	871
Medical Properties Trust Inc.	139	844
Ezcorp, Inc. — Class A*	78	841
Hilltop Holdings, Inc.*	70	831
Greenlight Capital Re Ltd. — Class A*	48	831
Independent Bank Corp.	42	827
Inland Real Estate Corp.	118	826
Chemical Financial Corp.	40	796
Equity One, Inc.	59	782
Financial Federal Corp.	38	781
TrustCo Bank Corp.	132	780
Umpqua Holding Corp.	100	776
Cathay General Bancorp	80	761
Conseco, Inc.*	320	758
Navigators Group, Inc.*	17	755
Community Trust Bancorp, Inc.	28	749
Pico Holdings, Inc.*	26	746
Susquehanna Bancshares, Inc.	150	734
Investors Bancorp, Inc.*	80	733
Infinity Property & Casualty Corp.	20	729

		MARKET
	SHARES	VALUE

Webster Financial Corp.	90	$725
Capital Southwest Corp.	10	724
GFI Group, Inc.	106	714
Forestar Real Estate Group, Inc.*	60	713
East-West Bancorp, Inc.	109	707
Riskmetrics Group, Inc.*	40	706
Sunstone Hotel Investors, Inc.	132	706
First Cash Financial Services, Inc.*	40	701
Horace Mann Educators Corp.	70	698
World Acceptance Corp.*	35	697
Banco Latinoamericano de Exportaciones SA	55	684
Bank Mutual Corp.	78	680
Flagstone Reinsurance Holdings	66	680
eHealth, Inc.*	38	671
National Penn Bancshares, Inc.	145	668
CVB Financial Corp.	110	657
Meadowbrook Insurance Group, Inc.	100	653
CBL & Associates Properties, Inc.	120	647
Renasant Corp.	43	646
United Fire & Casualty Co.	37	635
First Financial Corp.	20	632
Universal Health Realty Income Trust	20	630
Prospect Capital Corp.	67	616
Safety Insurance Group, Inc.	20	611
Cousins Properties, Inc.	71	601
Colonial Properties Trust	80	592
Maiden Holdings Ltd.	90	590
First Midwest Bancorp, Inc.	80	585
WesBanco, Inc.	40	582
MB Financial Corp.	57	581
Wintrust Financial Corp.	36	579
Western Alliance Bancorp, Inc.*	83	568
Getty Realty Corp.	30	566
Northwest Bancorp, Inc.	30	566
Harleysville Group, Inc.	20	564
SWS Group, Inc.	40	559
First Bancorp Puerto Rico	138	545
Arrow Financial Corp.	20	540
Beneficial Mutual Bancorp, Inc.*	56	538
Simmons First National Corp.	20	534
TradeStation Group, Inc.*	63	533
Tejon Ranch Co.*	20	530
Boston Private Financial Holdings, Inc.	118	529
First Potomac Realty Trust	54	527
PacWest Bancorp	40	526
Dollar Financial Corp.*	38	524
Cohen & Steers, Inc.	35	523
TowneBank	36	504
American Equity Investment Life Holding Co.	90	502

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	47

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Hercules Technology Growth Capital, Inc.	60	$502
DuPont Fabros Technology, Inc.	53	499
National Financial Partners Corp.	68	498
Parkway Properties, Inc.	38	494
Pinnacle Financial Partners, Inc.*	37	493
Provident New York Bancorp	60	487
S&T Bancorp, Inc.	40	486
Sandy Spring Bancorp, Inc.	33	485
GAMCO Investors, Inc. — Class A	10	485
1st Source Corp.	28	484
iStar Financial Inc.	170	483
Tompkins Financial Corp.	10	480
StellarOne Corp.	37	479
MarketAxess Holdings, Inc.*	50	477
Lexington Realty Trust	140	476
Enstar Group*	8	471
First Bancorp	30	470
Amerisafe, Inc.*	30	467
Duff & Phelps Corp. — Class A	26	462
American Capital Agency Corp.	20	459
Southside Bancshares, Inc.	20	457
Amtrust Financial Services, Inc.	40	456
Sun Communities, Inc.	33	455
Westfield Financial, Inc.	50	453
First Financial Bancorp	60	451
Smithtown Bancorp, Inc.	35	448
Ambac Financial Group, Inc.	486	447
Suffolk Bancorp	17	436
SeaBright Insurance Holdings, Inc.*	43	436
U-Store-It Trust	88	431
Peoples Bancorp, Inc.	25	426
Oppenheimer Holdings, Inc. —
Class A	20	423
United Community Banks, Inc.*	71	423
Urstadt Biddle Properties, Inc.	30	422
Flushing Financial Corp.	45	421
Westwood Holdings Group, Inc.	10	418
Berkshire Hills Bancorp, Inc.	20	416
Cardinal Financial Corp.	53	415
United Financial Bancorp, Inc.	30	415
Citizens & Northern Corp.	20	411
Great Southern Bancorp, Inc.	20	411
Dime Community Bancshares	45	410
Nelnet, Inc. — Class A*	30	408
Republic Bancorp, Inc.	18	407
Univest Corp. of Pennsylvania	20	405
CNA Surety Corp.*	30	405
Danvers Bancorp, Inc.	30	404
NASB Financial, Inc.	14	400
Evercore Partners, Inc. — Class A	20	393
American Physicians Capital, Inc.	10	392
BankFinancial Corp.	44	390
LaBranche & Company, Inc.*	90	387

		MARKET
	SHARES	VALUE

SY Bancorp, Inc.	16	$387
Home Bancshares, Inc.	20	381
Donegal Group, Inc. — Class A	25	380
SCBT Financial Corp.	16	379
Radian Group, Inc.	138	375
Orrstown Financial Services, Inc.	10	372
Stewart Information Services Corp.	26	371
ESSA Bancorp, Inc.	27	369
Calamos Asset Management, Inc. — Class A	26	367
First Merchants Corp.	45	361
Broadpoint Gleacher Securities, Inc.*	64	357
Washington Trust Bancorp, Inc.	20	357
Advance America Cash Advance Centers, Inc.	80	354
Tower Bancorp, Inc.	10	352
Consolidated-Tomoka Land Co.	10	351
State Auto Financial Corp.	20	350
Oriental Financial Group	36	349
Northfield Bancorp, Inc.	30	349
Citizens, Inc.*	57	347
Bank of the Ozarks, Inc.	16	346
Bancfirst Corp.	10	346
Kearny Financial Corp.	30	343
Camden National Corp.	10	340
Gladstone Capital Corp.	45	339
Capital City Bank Group, Inc.	20	337
Phoenix Companies, Inc.*	200	334
Kayne Anderson Energy Development Co.	25	332
Lakeland Bancorp, Inc.	36	324
Compass Diversified Trust	40	324
PennantPark Investment Corp.	45	320
Abington Bancorp, Inc.	40	318
BGC Partners, Inc. — Class A	84	318
Cedar Shopping Centers, Inc.	70	316
Penson Worldwide Company, Inc.*	35	313
Citizens Holding Co.	10	312
Harleysville National Corp.	66	310
Triko Bancshares	20	310
Ashford Hospitality Trust, Inc.	110	309
Columbia Banking Systems, Inc.	30	307
FPIC Insurance Group, Inc.*	10	306
ViewPoint Financial Group	20	305
MVC Capital, Inc.	36	305
First Industrial Realty Trust, Inc.	70	305
Lakeland Financial Corp.	16	304
Presidential Life Corp.	40	303
Southwest Bancorp, Inc.	31	303
Pennsylvania Real Estate Investment Trust	60	300
Union Bankshares Corp.	20	299
Saul Centers, Inc.	10	296
First Community Bancshares, Inc.	23	295

48	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

First Busey Corp.	40	$294
Ohio Valley Banc Corp.	10	293
Penns Woods Bancorp, Inc.	10	291
Ramco-Gershenson
Properties Trust	29	290
German American Bancorp	20	288
United America Indemnity Ltd. — Class A*	60	287
Heartland Financial USA, Inc.	20	286
Safeguard Scientifics, Inc.*	215	284
Alliance Financial Corp.	10	284
NorthStar Realty Finance Corp.	100	283
Fifth Street Finance Corp.	28	281
FelCor Lodging Trust, Inc.	114	280
Bank of Kentucky Financial Corp.	10	280
First Mercury Financial Corp.	20	275
Financial Institutions, Inc.	20	273
Bridge Bancorp, Inc.	10	272
Bank of Marin Bancorp	10	270
Kansas City Life Insurance Co.	10	269
MCG Capital Corp.*	110	267
Encore Capital Group, Inc.*	20	265
Home Federal Bancorp, Inc.	26	265
UCBH Holdings, Inc.	210	265
PMA Capital Corp.*	58	264
ESB Financial Corp.	20	262
The PMI Group, Inc.	130	257
Sterling Savings Bank	86	250
Hampton Roads Bankshares, Inc.	30	248
Pacific Continental Corp.	20	243
Sterling Bancorp	29	242
Thomas Weisel Partners Group, Inc.*	40	241
National Bankshares, Inc.	10	240
Kite Realty Group Trust	82	239
Oceanfirst Financial Corp.	20	239
Home Bancorp, Inc.*	20	239
First Financial Northwest, Inc.	30	235
Harris & Harris Group, Inc.*	40	233
Oritani Financial Corp.*	17	233
First of Long Island Corp.	10	231
JMP Group, Inc.	30	231
China Housing & Land Development, Inc.*	40	230
Medallion Financial Corp.	30	230
American Physicians Service Group, Inc.	10	227
State Bancorp, Inc.	30	227
NGP Capital Resources Co.	38	223
MainSource Financial Group, Inc.	30	223
First Marblehead Corp.*	110	222
Merchants Bancshares, Inc.	10	222
TICC Capital Corp.	50	221

		MARKET
	SHARES	VALUE

United Security Bancshares, Inc.	10	$219
Credit Acceptance Corp.*	10	219
FCStone Group, Inc.*	55	217
Asset Acceptance Capital Corp.*	28	215
Clifton Savings Bancorp, Inc.	20	215
Colonial BancGroup, Inc.	346	215
Yadkin Valley Financial Corp.	31	214
CapLease, Inc.	77	213
NYMAGIC, Inc.	15	208
EMC Insurance Group, Inc.	10	208
Education Realty Trust, Inc.	48	206
Mission West Properties	30	205
Cogdell Spencer, Inc.	47	202
Farmers Capital Bank Corp.	8	201
Bancorp Rhode Island, Inc.	10	197
Baldwind & Lyons, Inc. — Class B	10	197
First Bancorp, Inc.	10	195
Peapack Gladstone Financial Corp.	10	193
American National Bankshares, Inc.	10	193
Crawford & Co. — Class B*	40	192
WSFS Financial Corp.	7	191
Peoples Financial Corp.	10	190
Bryn Mawr Bank Corp.	10	189
Washington Banking Co.	20	188
First Financial Holdings, Inc.	20	188
Nara Bancorp, Inc.	36	186
US Global Investors, Inc. — Class A	20	185
Century Bancorp, Inc.	10	184
Enterprise Financial Services Corp.	20	182
Avatar Holdings, Inc.*	10	182
CoBiz Financial, Inc.	28	179
Shore Bancshares, Inc.	10	179
Winthrop Realty Trust	20	179
South Financial Group, Inc.	149	177
Central Pacific Financial Corp.	47	176
Monmouth Real Estate Investment Corp. — Class A	30	176
Eagle Bancorp, Inc.*	20	175
First Financial Service Corp.	10	174
Gladstone Investment Corp.	36	174
Hersha Hospitality Trust	70	174
Metro Bancorp, Inc.*	9	173
Epoch Holding Corp.	20	173
Cape Bancorp, Inc.*	20	173
Wilshire Bancorp, Inc.	30	173
Guaranty Bancorp*	90	172
Pacific Capital Bancorp	80	171
Midsouth Bancorp, Inc.	10	168
Glimcher Realty Trust	57	165
FBL Financial Group, Inc. — Class A	20	165
Sanders Morris Harris Group Inc.	30	165
Agree Realty Corp.	9	165
Kohlberg Capital Corp.	26	164

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	49

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Dynex Capital, Inc.	20	$164
Center Bancorp, Inc.	20	163
Mercer Insurance Group, Inc.	10	159
RAIT Financial Trust	114	156
Associated Estates Realty Corp.	26	155
Citizens Banking Corp.*	216	153
Premierwest Bancorp	45	153
West Bancorporation, Inc.	30	150
Meridian Interstate Bancorp, Inc.*	20	149
International Assets Holding Corp.*	10	149
Centerstate Banks of Florida, Inc.	20	148
Ames National Corp.	6	146
Resource Capital Corp.	45	144
Hallmark Financial Services, Inc.*	20	143
Life Partners Holdings, Inc.	10	142
CNB Financial Corp.	10	142
FBR Capital Markets Corp.*	30	141
Strategic Hotels & Resorts, Inc.	126	140
Northrim BanCorp, Inc.	10	139
Main Street Capital Corp.	10	137
American Safety Insurance Holdings Ltd.*	10	136
Resource America, Inc. — Class A	25	135
Virtus Investment Partners, Inc.*	9	132
First Defiance Financial Corp.	10	130
Chicopee Bancorp, Inc.*	10	130
Gladstone Commercial Corp.	10	130
Roma Financial Corp.	10	127
Ameris Bancorp	20	126
Sierra Bancorp	10	126
BlackRock Kelso Capital Corp.	20	125
Brooklyn Federal Bancorp, Inc.	11	124
Kentucky First Federal Bancorp	10	122
Gramercy Capital Corp.*	75	121
Bancorp, Inc.*	20	120
Prudential Bancorp of Pennsylvania, Inc.	10	118
Old Second Bancorp, Inc.	20	118
Enterprise Bancorp, Inc.	10	118
First South Bancorp, Inc.	10	116
Heritage Financial Corp.	10	116
Banner Corp.	30	115
Rewards Network, Inc.*	30	113
Legacy Bancorp, Inc.	10	111
Wilber Corp.	10	111
Rockville Financial, Inc.	10	110
Triangle Capital Corp.	10	109
Ampal American Israel — Class A*	44	107
National Interstate Corp.	7	106
Santander BanCorp*	15	104
Care Investment Trust, Inc.	20	104
Universal Insurance Holdings, Inc.	20	100
Tree.com, Inc.*	10	96
Eastern Insurance Holdings, Inc.	10	94
K-Fed Bancorp	10	92

		MARKET
	SHARES	VALUE

NewStar Financial, Inc.*	48	$92
Sun Bancorp, Inc.*	16	83
Anthracite Capital, Inc.	131	81
Northeast Community Bancorp, Inc.	10	81
UMH Properties, Inc.	10	80
Republic First Bancorp, Inc.*	10	78
Fox Chase Bancorp, Inc.*	8	77
Pzena Investment Management,
Inc. — Class A	10	76
Flagstar Bancorp, Inc.*	110	75
Primus Guaranty Ltd.*	30	71
CompuCredit Holdings Corp.*	28	64
First California Financial Group, Inc.*	10	62
Cardtronics, Inc.*	16	61
First Acceptance Corp.*	26	55
QC Holdings, Inc.	10	51
Independence Holding Co.	6	38
Waterstone Financial, Inc.*	10	30
Doral Financial Corp.*	10	25

Total Financials		249,307

INDUSTRIALS 9.5%
Tetra Tech, Inc.*	105	3,008
Watson Wyatt & Company Holdings	68	2,552
Clarcor, Inc.	86	2,510
Regal-Beloit Corp.	63	2,502
GrafTech International Ltd.*	213	2,409
Curtiss-Wright Corp.	81	2,408
EMCOR Group, Inc.*	115	2,314
Nordson Corp.	58	2,242
Woodward Governor Co.	103	2,039
Kaydon Corp.	62	2,019
Brady Corp. — Class A	80	2,010
Granite Construction, Inc.	60	1,997
Acuity Brands, Inc.	70	1,963
American Superconductor Corp.*	74	1,942
Watsco, Inc.	39	1,908
Baldor Electric Co.	80	1,903
Teledyne Technologies, Inc.*	56	1,834
Moog, Inc. — Class A*	70	1,807
ESCO Technologies, Inc.*	40	1,792
Genesee & Wyoming, Inc. — Class A*	65	1,723
JetBlue Airways Corp.*	393	1,678
Geo Group, Inc.*	90	1,672
Huron Consulting Group, Inc.*	36	1,664
Hexcel Corp.*	172	1,639
Knight Transportation, Inc.	98	1,622
Clean Harbors, Inc.*	30	1,620
Orbital Sciences Corp.*	103	1,563
Old Dominion Freight Line, Inc.*	46	1,544
HNI Corp.	85	1,535

50	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Simpson Manufacturing Company, Inc.	68	$1,470
Esterline Technologies Corp.*	54	1,462
ABM Industries, Inc.	80	1,446
Otter Tail Power Co.	65	1,420
Belden, Inc.	85	1,419
United Stationers, Inc.*	40	1,395
American Science & Engineering, Inc.	20	1,382
Herman Miller, Inc.	90	1,381
Applied Industrial Technologies, Inc.	70	1,379
Heico Corp.	38	1,378
Resources Connection, Inc.*	78	1,339
Rollins, Inc.	77	1,333
Heartland Express, Inc.	90	1,325
A.O. Smith Corp.	40	1,303
AirTran Holdings, Inc.*	206	1,275
EnerSys*	70	1,273
Werner Enterprises, Inc.	70	1,268
Healthcare Services Group	70	1,252
Mueller Industries, Inc.	60	1,248
Corporate Executive Board Co.	60	1,246
MPS Group, Inc.*	163	1,245
Insituform Technologies, Inc. — Class A*	73	1,239
HUB Group, Inc. — Class A*	60	1,238
Middleby Corp.*	28	1,230
Actuant Corp. — Class A	100	1,220
EnergySolutions, Inc.	132	1,214
Ameron International Corp.	18	1,207
Mine Safety Appliances Co.	50	1,205
Briggs & Stratton Corp.	90	1,201
Triumph Group, Inc.	30	1,200
CoStar Group, Inc.*	30	1,196
Arkansas Best Corp.	45	1,186
Cubic Corp.	33	1,181
Navigant Consulting, Inc.*	90	1,163
Universal Forest Products, Inc.	35	1,158
Energy Conversion Devices, Inc.*	80	1,132
Deluxe Corp.	88	1,127
AAR Corp.*	70	1,123
Beacon Roofing Supply, Inc.*	76	1,099
Alaska Air Group, Inc.*	60	1,096
Watts Industries, Inc. — Class A	50	1,077
Axsys Technologies, Inc.*	20	1,073
Forward Air Corp.	50	1,066
Badger Meter, Inc.	26	1,066
Franklin Electric Company, Inc.	40	1,037
SYKES Enterprises, Inc.*	57	1,031
Allegiant Travel Co.*	26	1,031
Force Protection, Inc.*	116	1,025
Mastec, Inc.*	86	1,008
SkyWest, Inc.	98	1,000

		MARKET
	SHARES	VALUE

Robbins & Myers, Inc.	50	$962
Avis Budget Group, Inc.*	170	960
Mobile Mini, Inc.*	65	954
Barnes Group, Inc.	80	951
Administaff, Inc.	40	931
Chart Industries, Inc.*	50	909
Raven Industries, Inc.	35	896
Astec Industries, Inc.*	30	891
Korn/Ferry International, Inc.*	78	830
Circor International, Inc.	35	826
Interline Brands, Inc.*	60	821
II-VI, Inc.*	37	820
RBC Bearings, Inc.*	40	818
UAL Corp.*	255	813
Genco Shipping & Trading Ltd.	36	782
Advisory Board Co.*	30	771
Orion Marine Group, Inc.*	40	760
Dycom Industries, Inc.*	68	753
Mueller Water Products, Inc. — Class A	200	748
Viad Corp.	43	740
Ceradyne, Inc.*	40	706
Tredegar Corp.	53	706
Steelcase, Inc. — Class A	120	698
Atlas Air Worldwide Holdings Company, Inc.*	30	696
Northwest Pipe Co.*	20	695
Tutor Perini Corp.*	40	694
LB Foster Co. — Class A*	23	692
Evergreen Solar, Inc.*	318	690
AZZ, Inc.*	20	688
Mcgrath Rentcorp	36	686
GeoEye, Inc.*	29	683
Comfort Systems USA, Inc.	66	677
Quanex Building Products Corp.	60	673
Kaman Corp. — Class A	40	668
Lindsay Manufacturing Co.	20	662
Stanley, Inc.*	20	658
TrueBlue, Inc.*	78	655
United Rentals, Inc.*	100	649
Blount International, Inc.*	75	646
Tennant Co.	35	644
Encore Wire Corp.	30	641
G & K Services, Inc. — Class A	30	635
John Bean Technologies Corp.	50	626
Albany International Corp. — Class A	55	626
Layne Christensen Co.*	30	614
Federal Signal Corp.	80	612
MYR Group, Inc.*	30	607
Knoll, Inc.	80	606
School Specialty, Inc.*	30	606
DynCorp International, Inc. — Class A*	36	604

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	51

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Apogee Enterprises, Inc.	49	$603
American Woodmark Corp.	25	599
Amerco, Inc.*	16	594
Aircastle Ltd.	80	588
Rush Enterprises, Inc. — Class A*	50	583
Griffon Corp.*	70	582
Marten Transport Ltd.*	28	581
DigitalGlobe, Inc.*	30	576
Broadwind Energy, Inc.*	50	566
US Airways Group, Inc.*	230	559
Aerovironment, Inc.*	18	555
CRA International, Inc.*	20	555
RSC Holdings, Inc.*	82	551
CBIZ, Inc.*	77	548
Heidrick & Struggles International, Inc.	30	548
EnerNOC, Inc.*	25	542
EnPro Industries, Inc.*	30	540
Hawaiian Holdings, Inc.*	88	530
American Ecology Corp.	29	520
Taser International, Inc.*	112	511
Dollar Thrifty Automotive Group, Inc.*	36	502
M&F Worldwide Corp.*	25	500
Ennis Inc.	40	498
Interface, Inc. — Class A	80	496
American Reprographics Co.*	59	491
Exponent, Inc.*	20	490
Ducommun, Inc.	25	470
ICF International, Inc.*	17	469
Trex Company, Inc.*	35	468
FuelCell Energy, Inc.*	110	460
Applied Signal Technology, Inc.	18	459
Ladish Company, Inc.*	35	454
Titan International, Inc.	60	448
H&E Equipment Services, Inc.*	47	439
Kelly Services, Inc. — Class A	40	438
ATC Technology Corp.*	30	435
Michael Baker Corp.*	10	424
Ener1, Inc.*	76	415
Kforce, Inc.*	50	414
Argon ST, Inc.*	20	411
Team, Inc.*	26	407
Republic Airways Holdings, Inc.*	62	405
Gorman-Rupp Co.	20	403
Polypore International, Inc.*	36	400
Energy Recovery, Inc.*	56	396
Acacia Research — Acacia Technologies*	50	394
Harbin Electric, Inc.*	25	391
Eagle Bulk Shipping Inc.	83	389
First Advantage Corp. — Class A*	25	380
Columbus McKinnon Corp. — Class A*	30	380

		MARKET
	SHARES	VALUE

Altra Holdings, Inc.*	50	$375
Gibraltar Industries, Inc.	54	371
Spherion Corp.*	90	371
Powell Industries, Inc.*	10	371
Cascade Corp.	23	362
Pike Electric Corp.*	30	362
Houston Wire & Cable Co.	30	357
Microvision, Inc.*	116	356
Cenveo, Inc.*	84	355
Consolidated Graphics, Inc.*	20	348
Dynamic Materials Corp.	18	347
TAL International Group, Inc.	31	338
Freightcar America, Inc.	20	336
Advanced Battery Technologies, Inc.*	83	334
Bowne & Company, Inc.	50	326
Cornell Companies, Inc.*	20	324
Sun Hydraulics Corp.	20	323
AAON, Inc.	16	319
Titan Machinery, Inc.*	25	317
Great Lakes Dredge & Dock Corp. Co.	66	315
Kimball International, Inc. — Class B	50	312
American Commercial Lines, Inc.*	20	310
Colfax Corp.*	40	309
Multi-Color Corp.	25	307
Sterling Construction Company, Inc.*	20	305
Celadon Group, Inc.*	36	302
Tecumseh Products Company — Class A*	30	291
Fuel Tech, Inc.*	30	291
Saia, Inc.*	16	288
NACCO Industries, Inc. — Class A	10	287
Met-Pro Corp.	26	281
Dynamex, Inc.*	18	277
Courier Corp.	18	275
International Shipholding Corp.	10	270
Furmanite Corp.*	60	268
GT Solar International, Inc.*	50	266
VSE Corp.	10	262
Ascent Solar Technologies, Inc.*	33	258
ACCO Brands Corp.*	90	254
Aceto Corp.	38	253
Fushi Copperweld, Inc.*	30	248
Insteel Industries, Inc.	30	247
Metalico, Inc.*	52	242
Graham Corp.	18	239
Ampco-Pittsburgh Corp.	10	235
Standex International Corp.	20	232
Air Transport Services Group, Inc.*	100	232
Kadant, Inc.*	20	226
CDI Corp.	20	223

52	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

On Assignment, Inc.*	57	$223
Herley Industries, Inc.*	20	219
Perma-Fix Environmental Services*	90	218
Vicor Corp.	30	217
3D Systems Corp.*	30	216
Greenbrier Companies, Inc.	29	209
Astronics Corp.*	20	208
China Fire & Security Group, Inc.*	17	207
American Railcar Industries, Inc.	25	207
APAC Teleservices, Inc.*	40	205
Schawk, Inc.	27	203
Textainer Group Holdings Ltd.	17	195
Power-One, Inc.*	130	194
Innerworkings, Inc.*	40	190
LaBarge, Inc.*	20	185
Flanders Corp.*	30	183
Horizon Lines, Inc. — Class A	47	181
COMSYS IT Partners, Inc.*	31	181
YRC Worldwide, Inc.*	104	180
China BAK Battery, Inc.*	60	177
GP Strategies Corp.*	30	177
Miller Industries, Inc. — Class A*	20	176
Hill International, Inc.*	40	172
Ultrapetrol Bahamas Ltd.*	38	168
Diamond Management & Technology Consultants, Inc.	40	168
Todd Shipyards Corp.	10	167
Eastern Co.	10	165
Gencorp, Inc.*	86	164
LSI Industries, Inc.	30	164
Standard Parking Corp.*	10	163
Satcon Technology Corp.*	90	162
Universal Truckload Services, Inc.	10	157
TBS International Ltd. — Class A*	20	156
Waste Services Inc.*	30	155
Valence Technology, Inc.*	86	154
ICT Group, Inc.*	17	148
Pacer International, Inc.	65	145
Ultralife Batteries, Inc.*	20	143
Lawson Products, Inc.	10	142
Argan, Inc.*	10	141
Flow International Corp.*	60	141
PMFG, Inc.*	16	141
Odyssey Marine Exploration, Inc.*	86	138
USA Truck, Inc.*	10	135
Willis Lease Finance Corp.*	10	131
PowerSecure International, Inc.*	30	128
CAI International, Inc.*	25	128
Volt Information Sciences, Inc.*	20	125
Franklin Covey Co.*	20	125
Sauer, Inc.	20	123
North American Galvanizing & Coating, Inc.*	20	121
Chase Corp.	10	119

		MARKET
	SHARES	VALUE

Builders FirstSource, Inc.*	28	$116
DXP Enterprises, Inc.*	10	115
Trimas Corp.*	34	115
Orion Energy Systems, Inc.*	30	113
Barrett Business Services, Inc.	10	105
LMI Aerospace, Inc.*	10	101
Portec Rail Products, Inc.	10	99
Standard Register Co.	30	98
Hurco Companies, Inc.*	6	94
Alamo Group, Inc.	8	81
NCI Building Systems, Inc.*	30	79
Integrated Electrical Services, Inc.*	10	78
Primoris Services Corp.	10	74
SmartHeat, Inc.*	10	69
Twin Disc, Inc.	10	68
BlueLinx Holdings, Inc.*	20	60

Total Industrials		204,425

HEALTH CARE 9.0%
Owens & Minor, Inc.	75	3,286
Onyx Pharmaceuticals, Inc.*	105	2,967
Thoratec Corp.*	105	2,812
Steris Corp.	105	2,738
NuVasive, Inc.*	60	2,676
Isis Pharmaceuticals, Inc.*	156	2,574
Quality Systems, Inc.	45	2,563
AMERIGROUP Corp.*	87	2,336
Haemonetics Corp.*	40	2,280
Auxilium Pharmaceuticals, Inc.*	70	2,197
Psychiatric Solutions, Inc.*	96	2,183
Masimo Corp.*	90	2,170
athenahealth, Inc.*	58	2,147
Healthsouth Corp.*	147	2,123
American Medical Systems
Holdings, Inc.*	130	2,054
Acorda Therapeutics, Inc.*	70	1,973
Varian, Inc.*	50	1,971
Magellan Health Services, Inc.*	60	1,969
Regeneron Pharmaceuticals, Inc.*	109	1,953
West Pharmaceutical Services, Inc.	56	1,952
Medarex, Inc.*	223	1,862
PSS World Medical, Inc.*	100	1,851
Dionex Corp.*	30	1,831
Cubist Pharmaceuticals, Inc.*	99	1,815
Eclipsys Corp.*	100	1,778
Alkermes, Inc.*	160	1,731
Immucor, Inc.*	125	1,720
Amedisys, Inc.*	50	1,651
HMS Holdings Corp.*	40	1,629
AMAG Pharmaceuticals, Inc.*	29	1,585
Meridian Bioscience, Inc.	70	1,581
Chemed Corp.	40	1,579
Medicis Pharmaceutical Corp. — Class A	96	1,567
PDL BioPharma, Inc.	198	1,564

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	53

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Parexel International Corp.*	100	$1,438
Catalyst Health Solutions, Inc.*	57	1,422
Luminex Corp.*	75	1,390
Theravance, Inc.*	94	1,376
Martek Biosciences Corp.	65	1,375
Cell Therapeutics, Inc.*	790	1,359
Savient Pharmaceuticals, Inc.*	98	1,358
MedAssets, Inc.*	69	1,342
Alnylam Pharmaceuticals, Inc.*	60	1,336
Centene Corp.*	66	1,319
WellCare Health Plans, Inc.*	70	1,294
ev3, Inc.*	118	1,265
Cougar Biotechnology, Inc.*	28	1,203
XenoPort, Inc.*	50	1,158
Seattle Genetics, Inc.*	119	1,157
Medivation, Inc.*	51	1,143
Wright Medical Group, Inc.*	70	1,138
Geron Corp.*	148	1,135
Volcano Corp.*	79	1,104
AmSurg Corp.*	50	1,072
Celera Corp.*	140	1,068
Align Technology, Inc.*	100	1,060
Phase Forward, Inc.*	70	1,058
Nektar Therapeutics*	160	1,037
Genoptix, Inc.*	32	1,024
InterMune, Inc.*	66	1,003
PharMerica Corp.*	50	981
Landauer, Inc.	16	981
Cepheid, Inc.*	103	970
Greatbatch, Inc.*	40	904
Cyberonics, Inc.*	54	898
Invacare Corp.	50	882
IPC The Hospitalist Company, Inc.*	33	881
Allos Therapeutics, Inc.*	106	879
Par Pharmaceutical Companies, Inc.*	58	879
Healthspring, Inc.*	80	869
Exelixis, Inc.*	178	867
Kindred Healthcare, Inc.*	70	866
inVentiv Health, Inc.*	62	839
Zoll Medical Corp.*	43	832
ICU Medical, Inc.*	20	823
Merit Medical Systems, Inc.*	50	815
Halozyme Therapeutics, Inc.*	115	802
Abaxis, Inc.*	39	801
Integra LifeSciences Holdings Corp.*	30	795
SurModics, Inc.*	35	792
Gentiva Health Services, Inc.*	48	790
Salix Pharmaceuticals Ltd.*	80	790
Conceptus, Inc.*	46	777
Viropharma, Inc.*	130	771
Healthways, Inc.*	57	767
Computer Programs & Systems, Inc.	20	766

		MARKET
	SHARES	VALUE

Medicines Co.*	91	$763
Optimer Pharmaceuticals, Inc.*	51	763
Orthofix International NV*	30	750
Conmed Corp.*	48	745
ImmunoGen, Inc.*	86	740
Emergency Medical Services
Corp. — Class A*	20	736
Impax Laboratories, Inc.*	100	736
RehabCare Group, Inc.*	30	718
Vivus, Inc.*	118	717
Rigel Pharmaceuticals, Inc.*	59	715
MannKind Corp.*	86	715
LHC Group, Inc.*	32	711
Bruker BioSciences Corp.*	76	704
SonoSite, Inc.*	35	702
Triple-S Management Corp. — Class B*	45	702
Affymetrix, Inc.*	117	694
Arena Pharmaceuticals, Inc.*	138	689
Momenta Pharmaceuticals, Inc.*	57	686
Air Methods Corp.*	25	684
Cypress Bioscience, Inc.*	70	659
Human Genome Sciences, Inc.*	230	658
CardioNet, Inc.*	40	653
Bio-Reference Labs, Inc.*	20	632
MWI Veterinary Supply, Inc.*	18	627
Enzon Pharmaceuticals, Inc.*	77	606
Sirona Dental Systems, Inc.*	30	600
Analogic Corp.	16	591
Sun Healthcare Group, Inc.*	70	591
Vanda Pharmaceuticals, Inc.*	50	588
Quidel Corp.*	40	582
Neogen Corp.*	20	580
Natus Medical, Inc.*	50	577
Odyssey HealthCare, Inc.*	56	576
Noven Pharmaceuticals, Inc.*	40	572
Orthovita, Inc.*	110	566
Symmetry Medical, Inc.*	59	550
Ligand Pharmaceuticals, Inc. — Class B*	191	546
Hanger Orthopedic Group, Inc.*	40	544
Omnicell, Inc.*	50	537
Angiodynamics, Inc.*	40	531
Res-Care, Inc.*	36	515
DexCom, Inc.*	82	508
Pharmasset, Inc.*	45	506
Accuray, Inc.*	75	500
Questcor Pharmaceuticals, Inc.*	99	495
Hemispherx Biopharma, Inc.*	190	483
Molina Healthcare, Inc.*	20	478
Spectrum Pharmaceuticals, Inc.*	60	459
Abiomed, Inc.*	50	441
Palomar Medical Technologies, Inc.*	30	440

54	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Universal American Financial Corp.*	50	$436
Arqule, Inc.*	70	430
eResearch Technology, Inc.*	68	422
BioScrip, Inc.*	70	414
Emergent Biosolutions, Inc.*	28	401
Amicus Therapeutics, Inc.*	35	401
Emeritus Corp.*	30	396
Incyte Corp.*	120	395
Sequenom, Inc.*	97	379
Osiris Therapeutics, Inc.*	28	376
Novavax, Inc.*	114	374
Inspire Pharmaceuticals, Inc.*	67	373
Facet Biotech Corp.*	40	372
RTI Biologics, Inc.*	86	369
Affymax, Inc.*	20	369
Cadence Pharmaceuticals, Inc.*	36	360
AMN Healthcare Services, Inc.*	56	357
NPS Pharmaceuticals, Inc.*	76	354
IRIS International, Inc.*	30	354
Synovis Life Technologies, Inc.*	17	353
Micromet, Inc.*	70	349
Genomic Health, Inc.*	20	347
Cross Country Healthcare, Inc.*	50	343
Kendle International, Inc.*	28	343
SIGA Technologies, Inc.*	40	338
Sangamo Biosciences, Inc.*	68	336
Albany Molecular Research, Inc.*	40	336
Durect Corp.*	140	333
Somanetics Corp.*	20	330
Medcath Corp.*	28	329
Cantel Medical Corp.*	20	325
Ardea Biosciences, Inc.*	20	315
Ensign Group, Inc.	22	313
Insulet Corp.*	40	308
Pozen, Inc.*	40	307
StemCells, Inc.*	180	306
Pain Therapeutics, Inc.*	56	301
US Physical Therapy, Inc.*	20	295
Protalix BioTherapeutics, Inc.*	65	294
Alliance Imaging, Inc.*	40	293
Depomed, Inc.*	90	292
Assisted Living Concepts, Inc. — Class A*	20	291
Spectranetics Corp.*	59	291
Accelrys, Inc.*	49	290
Micrus Endovascular Corp.*	32	289
Enzo Biochem, Inc.*	65	288
HeartWare International, Inc.*	10	279
Zymogenetics, Inc.*	60	276
Repligen Corp.*	50	275
Immunomedics, Inc.*	108	274
CryoLife, Inc.*	49	271
BMP Sunstone Corp.*	57	270
Rochester Medical Corp.*	20	268
GTx, Inc.*	29	268

		MARKET
	SHARES	VALUE

Endologix, Inc.*	80	$267
Utah Medical Products, Inc.	10	267
Ats Medical, Inc.*	80	263
Kensey Nash Corp.*	10	262
Bovie Medical Corp.*	30	261
Almost Family, Inc.*	10	261
Maxygen Inc.*	38	255
Santarus, Inc.*	90	254
ISTA Pharmaceuticals, Inc.*	60	252
I-Flow Corp.*	36	250
Chindex International, Inc.*	20	247
Progenics Pharmaceuticals, Inc.*	47	242
Ariad Pharmaceuticals, Inc.*	152	242
Poniard Pharmaceuticals, Inc.*	40	239
Array Biopharma, Inc.*	76	239
Biospecifics Technologies Corp.*	10	238
Vascular Solutions, Inc.*	30	235
Electro-Optical Sciences, Inc.*	30	234
Medical Action Industries, Inc.*	20	229
Corvel Corp.*	10	228
National Healthcare Corp.	6	228
Nabi Biopharmaceuticals*	94	227
Vital Images, Inc.*	20	227
Skilled Healthcare Group, Inc. — Class A*	30	225
Idera Pharmaceuticals, Inc.*	38	223
AVANIR Pharmaceuticals, Inc. — Class A*	100	222
Clinical Data, Inc.*	20	220
Neurocrine Biosciences, Inc.*	68	220
Providence Service Corp.*	20	219
OncoGenex Pharmaceutical, Inc.*	10	219
Obagi Medical Products, Inc.*	30	219
NxStage Medical, Inc.*	37	218
Dyax Corp.*	102	218
Young Innovations, Inc.	10	218
Discovery Laboratories, Inc.*	210	216
Metabolix, Inc.*	26	214
Insmed, Inc.*	210	210
Myriad Pharmaceuticals, Inc.*	45	209
TomoTherapy, Inc.*	76	209
Cambrex Corp.*	50	206
AVI BioPharma, Inc.*	130	205
Capital Senior Living Corp.*	45	205
SuperGen, Inc.*	100	201
Cytokinetics, Inc.*	70	198
Hansen Medical, Inc.*	40	198
OraSure Technologies, Inc.*	78	193
Cytori Therapeutics, Inc.*	52	188
Clarient, Inc.*	50	186
BioMimetic Therapeutics, Inc.*	20	185
American Dental Partners, Inc.*	20	181
Biodel, Inc.*	35	181
MAKO Surgical Corp.*	20	180
KV Pharmaceutical Co.*	56	180

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	55

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

ALLION Healthcare, Inc.*	30	$178
Aspect Medical Systems, Inc.*	30	177
Infinity Pharmaceuticals, Inc.*	30	175
Curis, Inc.*	110	175
Allied Healthcare International, Inc.*	80	174
Cutera, Inc.*	20	172
Merge Healthcare, Inc.*	40	172
Lexicon Genetics, Inc.*	138	171
Idenix Pharmaceuticals, Inc.*	46	169
Chelsea Therapeutics International, Inc.*	40	168
AMICAS, Inc.*	60	167
ARYx Therapeutics, Inc.*	40	165
Vical, Inc.*	60	163
BioCryst Pharmaceuticals, Inc.*	40	161
America Service Group, Inc.*	10	161
Alphatec Holdings, Inc.*	48	159
Transcend Services, Inc.*	10	159
Harvard Bioscience, Inc.*	40	158
Health Grades, Inc.*	40	156
Stereotaxis, Inc.*	40	155
Molecular Insight Pharmaceuticals, Inc.*	30	155
Cardiovascular Systems, Inc.*	20	154
Orexigen Therapeutics, Inc.*	30	154
SciClone Pharmaceuticals*	60	154
Rockwell Medical Technologies, Inc.*	20	151
Nighthawk Radiology Holdings, Inc.*	40	148
Exactech, Inc.*	10	145
Repros Therapeutics, Inc.*	20	144
Life Sciences Research, Inc.*	20	143
Delcath Systems, Inc.*	40	143
Celldex Therapeutics, Inc.*	18	141
Metropolitan Health Networks, Inc.*	70	141
Lannet Company, Inc.*	20	137
Adolor Corp.*	76	134
BioDelivery Sciences International, Inc.*	20	133
Sunrise Senior Living, Inc.*	80	132
Cynosure, Inc.*	17	130
Cardium Therapeutics, Inc.*	70	130
LCA-Vision, Inc.*	30	127
TranS1, Inc.*	20	125
Opko Health, Inc.*	70	124
RadNet, Inc.*	55	124
Sucampo Pharmaceuticals, Inc. — Class A*	20	123
Home Diagnostics, Inc.*	20	123
MedQuist, Inc.	20	122
NovaMed, Inc.*	30	119
Continucare Corp.*	50	117

		MARKET
	SHARES	VALUE

Akorn, Inc.*	96	$115
NeurogesX, Inc.*	20	113
Matrixx Initiatives, Inc.*	20	112
MAP Pharmaceuticals, Inc.*	9	110
Cornerstone Therapeutics, Inc.*	10	110
OXiGENE, Inc.*	50	109
Cardiac Science Corp.*	27	109
Javelin Pharmaceuticals, Inc.*	88	108
EnteroMedics, Inc.*	30	100
Nanosphere, Inc.*	20	98
Virtual Radiologic Corp.*	10	90
Hi-Tech Pharmacal Co., Inc.*	10	89
MiddleBrook Pharmaceuticals, Inc.*	58	78
American Caresource Holdings, Inc.*	20	75
Synta Pharmaceuticals Corp.*	30	69
Caraco Pharm Labs, Inc.*	20	61
Acura Pharmaceuticals, Inc.*	8	48

Total Health Care		193,643

CONSUMER DISCRETIONARY 7.6%
Tupperware Brands Corp.	114	2,966
Bally Technologies, Inc.*	90	2,693
The Warnaco Group, Inc.*	78	2,527
J. Crew Group, Inc.*	92	2,486
Carter’s, Inc.*	100	2,461
Tractor Supply Co.*	59	2,438
Corinthian Colleges, Inc.*	140	2,370
Jack in the Box, Inc.*	96	2,155
Rent-A-Center, Inc.*	110	1,961
Fossil, Inc.*	80	1,926
Gymboree Corp.*	53	1,880
Wolverine World Wide, Inc.	80	1,765
Cheesecake Factory, Inc.*	100	1,730
Tempur-Pedic International, Inc.	130	1,699
Men’s Wearhouse, Inc.	87	1,669
Jones Apparel Group, Inc.	150	1,609
Collective Brands, Inc.*	110	1,603
Matthews International Corp. — Class A	50	1,556
Iconix Brand Group, Inc.*	100	1,538
Polaris Industries, Inc.	47	1,510
Sotheby’s	106	1,496
Vail Resorts, Inc.*	55	1,475
Buckle, Inc.	45	1,430
Deckers Outdoor Corp.*	20	1,405
Regis Corp.	80	1,393
Eastman Kodak Co.	460	1,362
Coinstar, Inc.*	50	1,335
Pool Corp.	80	1,325
Bob Evans Farms, Inc.	46	1,322
Life Time Fitness, Inc.*	66	1,321
P.F. Chang’s China Bistro, Inc.*	40	1,282
Under Armour, Inc.*	57	1,276
Capella Education Co.*	20	1,199

56	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.
1

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

American Public Education, Inc.*	30	$1,188
Ryland Group, Inc.	70	1,173
CEC Entertainment, Inc.*	39	1,150
Dress Barn, Inc.*	80	1,144
Cracker Barrel Old Country Store, Inc.	40	1,116
Orient-Express Hotels Ltd. — Class A	130	1,104
99 Cents Only Stores*	80	1,086
Children’s Place Retail Stores, Inc.*	40	1,057
Jo-Ann Stores, Inc.*	51	1,054
Sally Beauty Holdings, Inc.*	165	1,049
Jos. A. Bank Clothiers, Inc.*	30	1,034
National CineMedia, Inc.	75	1,032
Sonic Corp.*	100	1,003
Texas Roadhouse, Inc.*	90	982
Buffalo Wild Wings, Inc.*	30	976
Group 1 Automotive, Inc.	37	963
Cooper Tire & Rubber Co.	96	952
Meritage Homes Corp.*	50	943
Pinnacle Entertainment, Inc.*	100	929
Timberland Co. — Class A*	70	929
K12 Inc.*	43	927
DineEquity, Inc.	29	905
Hibbett Sports Inc.*	50	900
Papa John’s International, Inc.*	36	892
True Religion Apparel, Inc.*	40	892
Lululemon Athletica, Inc.*	68	886
Saks, Inc.*	200	886
Arbitron, Inc.	55	874
Cabela’s, Inc. — Class A*	70	861
Tenneco, Inc.*	80	848
Fred’s, Inc.	66	832
Citi Trends, Inc.*	32	828
Dillard’s, Inc. — Class A	90	828
American Greetings Corp. — Class A	70	818
OfficeMax Inc.	130	816
Cato Corp. — Class A	46	802
AnnTaylor Stores Corp.*	100	798
Scholastic Corp.	40	792
Helen of Troy Ltd.*	46	772
PEP Boys-Manny Moe & Jack	76	771
Steven Madden, Ltd.*	30	763
Charming Shoppes, Inc.*	205	763
Gaylord Entertainment Co.*	60	763
Ameristar Casinos, Inc.	40	761
National Presto Industries, Inc.	10	761
Monro Muffler Brake, Inc.	29	746
Stage Stores, Inc.	67	744
Unifirst Corp.	20	743
HSN, Inc.*	70	740
Blue Nile, Inc.*	17	731
CKX, Inc.*	103	730

		MARKET
	SHARES	VALUE

NutriSystem, Inc.	50	$725
Cinemark Holdings, Inc.	62	702
Stewart Enterprises, Inc. — Class A	140	675
CKE Restaurants, Inc.	78	661
Live Nation, Inc.*	136	661
Interval Leisure Group, Inc.*	70	652
Brunswick Corp.	150	648
Jakks Pacific, Inc.*	50	641
Spartan Motors, Inc.	56	634
Shuffle Master, Inc.*	95	628
Coldwater Creek, Inc.*	103	624
Dolan Media Co.*	48	614
Shutterfly, Inc.*	44	614
Steiner Leisure Ltd.*	20	611
Ruby Tuesday, Inc.*	88	586
HOT Topic, Inc.*	80	585
Charlotte Russe Holding, Inc.*	45	580
Asbury Automotive Group, Inc.	56	573
Churchill Downs, Inc.	17	572
PetMed Express, Inc.*	38	571
ArvinMeritor, Inc.	130	571
World Wrestling Entertainment, Inc.	45	565
Superior Industries International, Inc.	40	564
Genesco, Inc.*	30	563
Red Robin Gourmet Burgers, Inc.*	30	562
Ulta Salon Cosmetics & Fragrance, Inc.*	50	556
Harte-Hanks, Inc.	60	555
Callaway Golf Co.	109	553
Skechers U.S.A., Inc. — Class A*	56	547
Smith & Wesson Holding Corp.*	94	534
Ascent Media Corp. — Class A*	20	532
Lincoln Educational Services Corp.*	25	523
The Wet Seal, Inc. — Class A*	170	522
Grand Canyon Education, Inc.*	31	520
Finish Line, Inc. — Class A	70	519
Brown Shoe Company, Inc.	70	507
Peet’s Coffee & Tea, Inc.*	20	504
Columbia Sportswear Co.	16	495
BJ’s Restaurants, Inc.*	29	489
CROCS, Inc.*	140	476
Isle of Capri Casinos, Inc.*	35	466
Valassis Communications, Inc.*	76	464
Liz Claiborne, Inc.	160	461
Domino’s Pizza, Inc.*	60	449
Universal Technical Institute, Inc.*	30	448
Big 5 Sporting Goods Corp.	40	442
Pre-Paid Legal Services, Inc.*	10	436
Knology, Inc.*	50	431
La-Z-Boy, Inc.	90	425
Christopher & Banks Corp.	63	423
Overstock.com, Inc.*	35	419

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	57
2

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Core-Mark Holding Company, Inc.*	16	$417
Quiksilver, Inc.*	225	416
Ethan Allen Interiors, Inc.	40	414
Ambassadors Group, Inc.	30	413
America’s Car Mart, Inc.*	20	410
Sonic Automotive, Inc.	40	406
Fuel Systems Solutions, Inc.*	20	404
Universal Electronics, Inc.*	20	403
California Pizza Kitchen, Inc.*	30	399
Warnaco Group/Old, Inc. — Class A*	30	398
RC2 Corp.*	30	397
Fuqi International, Inc.*	19	393
Ticketmaster Entertainment, Inc.*	60	385
Volcom, Inc.*	30	375
Sturm Ruger & Company, Inc.	30	373
Mediacom Communications Corp.*	73	373
Winnebago Industries, Inc.	50	372
Drew Industries, Inc.*	30	365
iRobot Corp.*	28	363
Pacific Sunwear of California, Inc.*	107	361
RCN Corp.*	60	358
ChinaCast Education Corp.*	50	356
Stein Mart, Inc.*	40	354
Standard-Pacific Corp.*	174	353
Steak n Shake Co.*	40	350
Maidenform Brands, Inc.*	30	344
Bridgepoint Education, Inc.*	20	340
Exide Technologies*	90	336
Denny’s Corp.*	156	335
Rentrak Corp.*	20	329
Blyth, Inc.	10	328
Krispy Kreme Doughnuts, Inc.*	105	315
K-Swiss, Inc. — Class A	37	315
Pier 1 Imports, Inc.*	158	314
Jackson Hewitt Tax Service, Inc.	50	313
Modine Manufacturing Co.	65	312
hhgregg, Inc.*	20	303
Movado Group, Inc.	28	295
Borders Group, Inc.*	80	294
M/I Homes, Inc.*	30	294
Belo Corp. — Class A	155	277
Lithia Motors, Inc. — Class A	30	277
Dorman Products, Inc.*	20	277
Bebe Stores, Inc.	40	275
Speedway Motorsports, Inc.	20	275
Boca Resorts, Inc. — Class A*	10	274
Marcus Corp.	26	274
drugstore.com, Inc.*	150	273
Mac-Gray Corp.*	20	265
Wonder Auto Technology, Inc.*	26	263
Raser Technologies, Inc.*	94	263
AFC Enterprises, Inc.*	38	257
Lumber Liquidators, Inc.*	16	252

		MARKET
	SHARES	VALUE

O’Charleys, Inc.	27	$250
Standard Motor Products, Inc.	30	248
Multimedia Games, Inc.*	50	248
Haverty Furniture Companies, Inc.	27	247
Global Sources Ltd.*	34	245
Amerigon, Inc.*	40	244
American Axle & Manufacturing Holdings, Inc.	70	241
Tween Brands, Inc.*	36	240
Kirkland’s, Inc.*	20	240
Shoe Carnival, Inc.*	20	239
Systemax, Inc.*	20	238
Conn’s, Inc.*	19	238
Oxford Industries, Inc.	20	233
Weyco Group, Inc.	10	231
G-III Apparel Group Ltd.*	20	230
McCormick & Schmick’s Seafood Restaurants, Inc.*	30	228
FGX International Holdings Ltd.*	20	228
Zumiez, Inc.*	28	224
Universal Travel Group*	20	224
American Apparel, Inc.*	60	218
Dana Holding Corp.*	170	218
Talbots, Inc.	40	216
Stanley Furniture Co.	20	216
Furniture Brands International, Inc.	70	212
Midas, Inc.*	20	210
Hovnanian Enterprises, Inc. — Class A*	88	208
Hooker Furniture Corp.	18	207
CSS Industries, Inc.	10	204
Cherokee, Inc.	10	198
Audiovox Corp. — Class A*	30	176
Skyline Corp.	8	174
Sport Supply Group, Inc.	20	172
CPI Corp.	10	170
Stamps.com, Inc.*	20	170
Tuesday Morning Corp.*	50	169
Carmike Cinemas, Inc.	20	168
Destination Maternity Corp.*	10	167
Martha Stewart Omnimedia, Inc.*	54	165
Youbet.com, Inc.*	50	165
Gaiam, Inc.*	30	164
Stoneridge, Inc.*	34	163
DSW, Inc.*	16	158
Sealy Corp.*	80	157
Build-A-Bear Workshop, Inc.*	35	156
Morgans Hotel Group Co.*	40	153
Cavco Industries, Inc.*	6	152
Monarch Casino & Resort, Inc.*	20	146
Perry Ellis International, Inc.*	20	146
New York & Company, Inc.*	45	139
Hawk Corp.*	10	139
Zale Corp.*	40	138

58	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Reading International, Inc. — Class A*	30	$137
Sinclair Broadcast Group, Inc. — Class A	70	136
Beazer Homes USA, Inc.*	74	135
Carrols Restaurant Group, Inc.*	20	133
Einstein Noah Restaurant Group, Inc.*	15	130
Leapfrog Enterprises, Inc.*	56	128
Fisher Communications, Inc.	10	128
Benihana, Inc.*	20	126
Luby’s, Inc.*	30	122
Nobel Learning Communities, Inc.*	10	115
Orbitz Worldwide, Inc.*	60	114
Playboy Enterprises, Inc. — Class B*	45	113
Town Sports International Holdings, Inc.*	30	113
Unifi, Inc.*	78	111
West Marine, Inc.*	20	110
Ruth’s Chris Steak House*	30	110
Princeton Review, Inc.*	20	108
Steinway Musical Instruments, Inc.*	10	107
EW Scripps Co. — Class A	50	105
Learning Tree International, Inc.*	10	103
LodgeNet Interactive Corp.*	30	102
Outdoor Channel Holdings, Inc.*	17	100
Great Wolf Resorts, Inc.*	48	98
Red Lion Hotels Corp.*	20	96
Dover Downs Gaming & Entertainment, Inc.	20	93
Lakes Entertainment, Inc.*	30	87
Retail Ventures, Inc.*	40	87
Landry’s Restaurants, Inc.*	10	86
Lin TV Corp. — Class A*	50	84
Brookfield Homes Corp.*	21	84
US Auto Parts Network, Inc.*	20	75
Marine Products Corp.	20	75
Journal Communications, Inc. — Class A	70	74
Books-A-Million, Inc.	10	71
1-800-FLOWERS.com, Inc.*	37	71
Rex Stores Corp.*	7	70
Kenneth Cole Productions, Inc. — Class A	10	70
Lear Corp.*	133	67
Caribou Coffee Company, Inc.*	10	64
Primedia, Inc.	30	60
Gander Mountain Co.*	10	60
China Automotive Systems, Inc.*	10	55
Syms Corp.*	7	53
Bluegreen Corp.*	20	50
Crown Media Holdings, Inc. — Class A*	20	33

		MARKET
	SHARES	VALUE

NIVS IntelliMedia Technology Group, Inc.*	10	$30

Total Consumer Discretionary		164,564

ENERGY 2.6%
Arena Resources, Inc.*	70	2,229
Nordic American Tanker Shipping	70	2,227
World Fuel Services Corp.	50	2,061
Bill Barrett Corp.*	68	1,867
Dril-Quip, Inc.*	49	1,867
Bristow Group, Inc.*	48	1,422
Penn Virginia Corp.	80	1,310
Berry Petroleum Co. — Class A	68	1,264
Lufkin Industries, Inc.	30	1,261
Key Energy Services, Inc.*	210	1,210
Gran Tierra Energy, Inc.*	350	1,207
Atlas America, Inc.	60	1,072
Tetra Technologies, Inc.*	130	1,035
CARBO Ceramics, Inc.	30	1,026
GulfMark Offshore, Inc.*	37	1,021
USEC, Inc.*	190	1,011
NATCO Group, Inc.*	30	988
Global Industries Ltd.*	170	962
Carrizo Oil & Gas, Inc.*	55	943
Willbros Group, Inc.*	74	926
Goodrich Petroleum Corp.*	36	885
Parker Drilling Co.*	198	859
Hornbeck Offshore Services, Inc.*	40	856
Contango Oil & Gas Co.*	20	850
General Maritime Corp.	85	841
Swift Energy Co.*	50	832
Ship Finance International Ltd.	70	772
James River Coal Co.*	50	756
Rosetta Resources, Inc.*	86	752
Patriot Coal Corp.*	110	702
Cal Dive International, Inc.*	81	699
McMoRan Exploration Co.*	113	673
Complete Production Services, Inc.*	104	661
BPZ Resources, Inc.*	131	641
Hercules Offshore*	150	596
W&T Offshore, Inc.	60	584
Delta Petroleum Corp.*	297	573
Golar LNG Ltd.	63	539
Brigham Exploration Co.*	138	482
Stone Energy Corp.*	64	475
Petroleum Development Corp.*	30	471
Matrix Service Co.*	40	459
International Coal Group, Inc.*	160	458
DHT Maritime, Inc.	86	448
GMX Resources, Inc.*	42	447
Newpark Resources, Inc.*	152	433
Vaalco Energy, Inc.*	100	423
RPC, Inc.	50	418
Knightsbridge Tankers Ltd.	30	409

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	59
4

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Clean Energy Fuels Corp.*	47	$405
ION Geophysical Corp.*	154	396
APCO Argentina, Inc.	20	385
Western Refining, Inc.*	50	353
Northern Oil And Gas, Inc.*	55	350
PHI, Inc.*	20	343
Pioneer Drilling Co.*	70	335
Oilsands Quest, Inc.*	335	322
ATP Oil & Gas Corp.*	46	320
Gulf Island Fabrication, Inc.	20	317
Cheniere Energy, Inc.*	102	300
Dawson Geophysical Co.*	10	299
CVR Energy, Inc.*	40	293
Crosstex Energy, Inc.	67	279
Gulfport Energy Corp.*	40	274
Harvest Natural Resources, Inc.*	62	273
Basic Energy Services, Inc.*	40	273
Endeavour International Corp.*	199	271
Natural Gas Services Group, Inc.*	20	266
FX Energy, Inc.*	70	265
Petroquest Energy, Inc.*	70	258
OYO Geospace Corp.*	10	257
Rex Energy Corp.*	45	257
Warren Resources, Inc.*	100	245
Syntroleum Corp.*	110	243
T-3 Energy Services, Inc. — Class A*	20	238
Uranium Energy Corp.*	80	232
Allis-Chalmers Energy, Inc.*	100	231
Evergreen Energy Inc.*	218	214
Zion Oil & Gas, Inc.*	20	212
Geokinetics, Inc.*	15	205
Toreador Resources Corp.	30	201
Venoco, Inc.*	26	199
Panhandle Oil and Gas, Inc. — Class A	10	196
Clayton Williams Energy, Inc.*	10	189
Teekay Tankers Ltd.	20	186
Boots & Coots, Inc.*	130	181
Bronco Drilling Company, Inc.*	40	171
Delek US Holdings, Inc.	20	170
Uranerz Energy Corp.*	80	150
ENGlobal Corp.*	30	148
Approach Resources, Inc.*	20	138
Westmoreland Coal Co.*	17	138
Parallel Petroleum Corp.*	70	136
Union Drilling, Inc.*	20	132
Green Plains Renewable Energy, Inc.*	20	131
Superior Well Services, Inc.*	20	119
Sulphco, Inc.*	123	113
Bolt Technology Corp.*	10	112
CREDO Petroleum Corp.*	10	107
Alon USA Energy, Inc.	10	104

		MARKET
	SHARES	VALUE

Georesources, Inc.*	10	$102
TGC Industries, Inc.*	20	97
Vantage Drilling Co.*	50	88
Cubic Energy, Inc.*	50	54

Total Energy		57,176

MATERIALS 2.2%
Rock-Tenn Co. — Class A	69	2,633
Silgan Holdings, Inc.	46	2,255
Sensient Technologies Corp.	76	1,715
Olin Corp.	130	1,546
H.B. Fuller Co.	80	1,502
W.R. Grace & Co.*	120	1,484
OM Group, Inc.*	50	1,451
Coeur d’Alene Mines Corp.*	117	1,439
Texas Industries, Inc.	45	1,411
NewMarket Corp.	20	1,347
Worthington Industries, Inc.	100	1,279
Rockwood Holdings, Inc.*	82	1,200
Calgon Carbon Corp.*	86	1,194
Koppers Holdings, Inc.	45	1,187
Domtar Corp.*	70	1,161
Minerals Technologies, Inc.	30	1,081
Kaiser Aluminum Corp.	29	1,041
Hecla Mining Co.*	373	1,000
Arch Chemicals, Inc.	40	984
Solutia, Inc.*	160	922
Amcol International Corp.	40	863
Schweitzer-Mauduit International, Inc.	29	789
Glatfelter	84	748
Balchem Corp.	30	736
Deltic Timber Corp.	20	709
RTI International Metals, Inc.*	40	707
Allied Nevada Gold Corp.*	80	645
Louisiana-Pacific Corp.*	183	626
Westlake Chemical Corp.	30	612
A. Schulman, Inc.	40	604
Innophos Holdings, Inc.	33	557
Clearwater Paper Corp.*	20	506
Brush Engineered Materials, Inc.*	30	502
Century Aluminum Co.*	80	498
LSB Industries, Inc.*	30	485
Horsehead Holding Corp.*	62	462
Spartech Corp.	50	459
Zep, Inc.	38	458
Zoltek Companies, Inc.*	46	447
Wausau Paper Corp.	66	443
PolyOne Corp.*	160	434
Innospec, Inc.	40	430
Myers Industries, Inc.	50	416
Stillwater Mining Co.*	69	394
Olympic Steel, Inc.	16	391
Haynes International, Inc.*	16	379
US Gold Corp.*	140	370

60	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.
5

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

A.M. Castle & Co.	30	$362
Graphic Packaging Holding Co.*	190	348
American Vanguard Corp.	30	339
Quaker Chemical Corp.	25	332
Stepan Co.	7	309
Landec Corp.*	45	306
Buckeye Technologies, Inc.*	68	305
AEP Industries, Inc.*	10	264
Omnova Solutions, Inc.*	80	261
Headwaters, Inc.*	74	249
General Moly, Inc.*	107	238
Neenah Paper, Inc.	26	229
Hawkins, Inc.	10	226
GenTek, Inc.*	10	223
Ferro Corp.	79	217
KapStone Paper and Packaging Corp.*	43	202
ShengdaTech, Inc.*	51	192
Bway Holding Co.*	10	175
Paramount Gold and Silver Corp.*	110	167
Universal Stainless & Alloy*	10	163
ICO, Inc.*	54	147
General Steel Holdings, Inc.*	35	139
China Precision Steel, Inc.*	52	129
U.S. Concrete, Inc.*	60	119
Boise, Inc.*	50	86
Corus Group PLC — SP ADR*	10	81
NL Industries, Inc.	10	74
Sutor Technology Group Ltd.*	10	33

Total Materials		48,417

UTILITIES 2.2%
Piedmont Natural Gas Co.	130	3,134
WGL Holdings, Inc.	95	3,042
Nicor, Inc.	77	2,666
Portland General Electric Co.	130	2,532
New Jersey Resources Corp.	68	2,519
Northwest Natural Gas Co.	55	2,438
Cleco Corp.	96	2,152
IDACORP, Inc.	76	1,987
South Jersey Industries, Inc.	55	1,919
Southwest Gas Corp.	83	1,843
Unisource Energy Corp.	65	1,725
Avista Corp.	94	1,674
PNM Resources, Inc.	154	1,649
Black Hills Corp.	70	1,609
Allete, Inc.	50	1,437
NorthWestern Corp.	60	1,366
Mge Energy, Inc.	40	1,342
Laclede Group, Inc.	40	1,325
CH Energy Group, Inc.	28	1,308
El Paso Electric Co.*	77	1,075
Empire District Electric Co.	63	1,041
UIL Holding Corp.	46	1,033
California Water Service Group	28	1,031

		MARKET
	SHARES	VALUE

American States Water Co.	26	$901
SJW Corp.	20	454
Unitil Corp.	20	412
Central Vermont Public Service Corp.	20	362
York Water Co.	20	307
Middlesex Water Co.	20	289
Chesapeake Utilities Corp.	8	260
Consolidated Water Company, Inc.	16	254
Pennichuck Corp.	10	228
Southwest Water Co.	40	221
Connecticut Water Service, Inc.	10	217
Cadiz, Inc.*	20	193
Artesian Resources Corp. — Class A	10	159
U.S. Geothermal, Inc.*	109	155
Florida Public Utilities Co.	10	140

Total Utilities		46,399

CONSUMER STAPLES 2.0%
Casey’s General Stores, Inc.	90	2,312
Chattem, Inc.*	30	2,043
United Natural Foods, Inc.*	70	1,837
Ruddick Corp.	69	1,617
TreeHouse Foods, Inc.*	50	1,438
Sanderson Farms, Inc.	30	1,350
Universal Corp.	40	1,324
Lancaster Colony Corp.	28	1,234
Nu Skin Enterprises, Inc.	80	1,224
American Italian Pasta Co. — Class A*	40	1,166
Winn-Dixie Stores, Inc.*	89	1,116
Fresh Del Monte Produce, Inc.*	68	1,106
Lance, Inc.	46	1,064
Central Garden and Pet Co. — Class A*	108	1,064
Hain Celestial Group, Inc.*	67	1,046
Bare Escentuals, Inc.*	110	976
WD-40 Co.	33	957
Darling International, Inc.*	140	924
Andersons, Inc.	30	898
Tootsie Roll Industries, Inc.	39	885
Diamond Foods, Inc.	30	837
Chiquita Brands International, Inc.*	80	821
Vector Group Ltd.	57	815
Smart Balance, Inc.*	107	729
J&J Snack Foods Corp.	20	718
Weis Markets, Inc.	20	670
Pantry, Inc.*	40	664
American Oriental Bioengineering, Inc.*	113	598
Boston Beer Company, Inc. — Class A*	20	592
Alliance One International, Inc.*	147	559

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	61
6

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Coca-Cola Bottling Company Consolidated	10	$551
Nash Finch Co.	20	541
Heckmann Corp.*	140	525
Pricesmart, Inc.	30	502
Spartan Stores, Inc.	39	484
Cal-Maine Foods, Inc.	16	399
American Dairy, Inc.*	10	397
Calavo Growers, Inc.	20	397
Prestige Brands Holdings, Inc. — Class A*	63	387
Seneca Foods Corp. — Class A*	10	334
Elizabeth Arden, Inc.*	37	323
Griffin Land & Nurseries, Inc.	10	313
Synutra International, Inc.*	28	308
Alico, Inc.	10	300
Village Super Market	10	297
USANA Health Sciences, Inc.*	10	297
AgFeed Industries, Inc.*	50	296
Ingles Markets, Inc. — Class A	18	274
Zhongpin, Inc.*	26	269
Great Atlantic & Pacific Tea Company, Inc*	63	268
B&G Foods, Inc.	30	252
China Sky One Medical, Inc.*	18	243
Diedrich Coffee, Inc.*	10	238
Medifast, Inc.*	20	229
Farmer Brothers Co.	10	229
National Beverage Corp.*	20	213
Nutraceutical International Corp.*	20	208
Orchids Paper Products Co.*	10	205
HQ Sustainable Maritime Industries, Inc.*	22	201
Imperial Sugar Company, Inc.	16	194
Lifeway Foods, Inc.*	15	194
Revlon, Inc.*	30	163
Overhill Farms, Inc.*	30	158
Oil-Dri Corp. of America	10	149
Inter Parfums, Inc.	20	147
Female Health Co.*	30	144
Zapata Corp.*	20	136
Omega Protein Corp.*	30	122
Star Scientific, Inc.*	130	116
Susser Holdings Corp.*	10	112
China-Biotics, Inc.*	10	108
Schiff Nutrition International, Inc.*	20	102
Mannatech, Inc.	30	99

Total Consumer Staples		44,008

		MARKET
	SHARES	VALUE

TELECOMMUNICATION SERVICES 0.8%
Syniverse Holdings, Inc.*	123	$1,972
Neutral Tandem, Inc.*	56	1,653
Centennial Communications Corp.*	146	1,220
Premiere Global Services, Inc.*	100	1,084
Cincinnati Bell, Inc.*	370	1,051
NTELOS Holdings Corp.	46	847
Shenandoah Telecommunications Co.	40	812
AboveNet, Inc.*	10	810
Iowa Telecommunications Services, Inc.	58	725
Cogent Communications Group, Inc.*	85	693
Atlantic Tele-Network, Inc.	16	629
Alaska Communications Systems Group, Inc.	80	586
PAETEC Holding Corp.*	210	567
Cbeyond, Inc.*	38	545
Consolidated Communications Holdings, Inc.	45	527
USA Mobility, Inc.	40	510
General Communication, Inc. — Class A*	70	485
Global Crossing*	49	450
iPCS, Inc. — Class A*	26	389
Virgin Mobile USA, Inc. — Class A*	71	285
SureWest Communications*	20	209
D&E Communications, Inc.	20	205
HickoryTech Corp.	20	154
inContact, Inc.*	50	137
Fibernet Telecom Group, Inc.*	10	124
Fairpoint Communications, Inc.	155	93
Ibasis, Inc.*	46	60

Total Telecommunication Services		16,822

Total Common Stocks
(Cost $1,092,222)		1,277,416

RIGHTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Sealy Corp.* Expires 07/02/09	74	157

Total Consumer Discretionary		157

Total Rights
(Cost $—)		157

62	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.
7

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     RUSSELL 2000® 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 23.3%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	$189,936	$189,936
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	91,776	91,776
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	73,421	73,421
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	73,421	73,421
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	73,421	73,421

Total Repurchase Agreements
(Cost $501,975)		501,975

Total Investments 82.4%
(Cost $1,594,197)		$1,779,548

Other Assets in Excess of Liabilities – 17.6%		$380,514

Net Assets – 100.0%		$2,160,062

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS PURCHASED
September 2009 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $759,900)	15	$555

	UNITS
EQUITY INDEX SWAP AGREEMENTS
Goldman Sachs International July 2009 Russell 2000 Index Swap, Terminating 07/08/09††† (Notional Market Value $79,114)	156	$3,450
Credit Suisse Capital, LLC September 2009 Russell 2000 Index Swap, Terminating 09/25/09†††
(Notional Market Value $2,230,106)	4,388	(2,422)

(Total Notional Market Value $2,309,220)		$1,028

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate. ADR — American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	63
8

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 72.8%

INFORMATION TECHNOLOGY 14.4%
Palm, Inc.*	1,519	$25,170
3Com Corp.*	4,270	20,112
VistaPrint Ltd.*	470	20,045
Solera Holdings, Inc.*	766	19,456
Jack Henry & Associates, Inc.	923	19,152
Polycom, Inc.*	920	18,648
Skyworks Solutions, Inc.*	1,849	18,083
Data Domain, Inc.*	524	17,475
Arris Group, Inc.*	1,375	16,720
Informatica Corp.*	960	16,502
Digital River, Inc.*	423	15,363
Parametric Technology Corp.*	1,283	14,998
Synaptics, Inc.*	379	14,648
CACI International, Inc. — Class A*	327	13,966
Riverbed Technology, Inc.*	600	13,914
TIBCO Software, Inc.*	1,938	13,895
Perot Systems Corp. — Class A*	960	13,757
Concur Technologies, Inc.*	440	13,675
Tessera Technologies, Inc.*	537	13,581
ADTRAN, Inc.	610	13,097
Atheros Communications, Inc.*	675	12,987
Anixter International, Inc.*	328	12,330
Microsemi Corp.*	890	12,282
Tekelec*	726	12,219
TiVo, Inc.*	1,153	12,083
InterDigital, Inc.*	480	11,731
Cybersource Corp.*	763	11,674
j2 Global Communications, Inc.*	494	11,145
RF Micro Devices, Inc.*	2,930	11,017
Wright Express Corp.*	420	10,697
Semtech Corp.*	670	10,660
Starent Networks Corp.*	429	10,472
Euronet Worldwide, Inc.*	536	10,393
Benchmark Electronics, Inc.*	720	10,368
Mantech International Corp. — Class A*	240	10,330
Plantronics, Inc.	544	10,287
Rackspace Hosting*	733	10,159
Quest Software, Inc.*	725	10,106
Blackboard, Inc.*	349	10,072
ValueClick, Inc.*	956	10,057
Gartner, Inc. — Class A*	654	9,980
Comtech Telecommunications Corp.*	307	9,787
Cymer, Inc.*	328	9,751
FEI Co.*	414	9,481
Ariba, Inc.*	963	9,476
Formfactor, Inc.*	545	9,396

		MARKET
	SHARES	VALUE

Progress Software Corp.*	440	$9,315
Omniture, Inc.*	737	9,257
Plexus Corp.*	437	8,941
Emulex Corp.*	910	8,900
Intermec, Inc.*	685	8,836
Websense, Inc.*	490	8,742
EarthLink, Inc.*	1,170	8,670
Wind River Systems, Inc.*	755	8,652
Triquint Semiconductor, Inc.*	1,620	8,602
ADC Telecommunications, Inc.*	1,070	8,517
Hittite Microwave Corp.*	245	8,514
Infinera Corp.*	930	8,491
Lawson Software, Inc.*	1,518	8,470
Take-Two Interactive Software, Inc.	893	8,457
Fair Isaac Corp.	543	8,395
Monolithic Power Systems, Inc.*	370	8,292
SRA International, Inc. — Class A*	460	8,078
MAXIMUS, Inc.	190	7,837
Commvault Systems, Inc.*	460	7,627
MercadoLibre, Inc.*	280	7,526
Blackbaud, Inc.	480	7,464
ViaSat, Inc.*	288	7,384
Blue Coat Systems, Inc.*	443	7,327
Cabot Microelectronics Corp.*	256	7,242
Netlogic Microsystems, Inc.*	196	7,146
MKS Instruments, Inc.*	538	7,096
Scansource, Inc.*	288	7,062
DealerTrack Holdings, Inc.*	410	6,970
Avocent Corp.*	491	6,854
SPSS, Inc.*	204	6,807
Checkpoint Systems, Inc.*	427	6,700
Cavium Networks, Inc.*	396	6,657
Sycamore Networks, Inc.*	2,121	6,639
Acxiom Corp.	750	6,622
Ultimate Software Group, Inc.*	270	6,545
Rofin-Sinar Technologies, Inc.*	320	6,403
L-1 Identity Solutions, Inc.*	823	6,370
Black Box Corp.	188	6,292
STEC, Inc.*	270	6,261
Taleo Corp.*	341	6,230
Harmonic, Inc.*	1,055	6,214
Zoran Corp.*	570	6,213
Power Integrations, Inc.	260	6,185
Cognex Corp.	437	6,175
Unisys Corp.*	4,080	6,161
VeriFone Holdings, Inc.*	804	6,038
United Online, Inc.	923	6,009
Applied Micro Circuits Corp.*	731	5,943
Sapient Corp.*	930	5,850
Electronics for Imaging, Inc.*	540	5,756
OmniVision Technologies, Inc.*	550	5,714
Net 1 UEPS Technologies, Inc.*	420	5,708

64	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.
9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Mentor Graphics Corp.*	1,043	$5,705
Amkor Technology, Inc.*	1,202	5,685
Aruba Networks, Inc.*	646	5,646
Advent Software, Inc.*	169	5,542
EPIQ Systems, Inc.*	360	5,526
AsiaInfo Holdings, Inc.*	320	5,507
ACI Worldwide, Inc.*	392	5,472
Netgear, Inc.*	379	5,461
Teletech Holdings, Inc.*	360	5,454
Diodes, Inc.*	348	5,443
ATMI, Inc.*	350	5,435
Tyler Technologies, Inc.*	340	5,311
Art Technology Group, Inc.*	1,396	5,305
THQ, Inc.*	736	5,270
TNS, Inc.*	280	5,250
CSG Systems International, Inc.*	395	5,230
Constant Contact, Inc.*	261	5,178
SYNNEX Corp.*	206	5,148
DTS, Inc. — Class A*	189	5,116
Cogent, Inc.*	472	5,065
Park Electrochemical Corp.	234	5,038
MicroStrategy, Inc. — Class A*	100	5,022
Coherent, Inc.*	240	4,963
Standard Microsystems Corp.*	240	4,908
Insight Enterprises, Inc.*	508	4,907
Littelfuse, Inc.*	242	4,830
Sigma Designs, Inc.*	290	4,652
SAVVIS, Inc.*	400	4,584
Manhattan Associates, Inc.*	250	4,555
Pegasystems, Inc.	170	4,485
Syntel, Inc.	140	4,402
Netezza Corp.*	525	4,368
Acme Packet, Inc.*	426	4,311
JDA Software Group, Inc.*	286	4,279
Harris Stratex Networks, Inc. — Class A*	650	4,212
Forrester Research, Inc.*	170	4,173
Avid Technology, Inc.*	310	4,157
Veeco Instruments, Inc.*	350	4,056
S1 Corp.*	583	4,023
Heartland Payment Systems, Inc.	409	3,914
ShoreTel, Inc.*	487	3,896
GSI Commerce, Inc.*	271	3,862
TTM Technologies, Inc.*	482	3,837
NIC, Inc.	561	3,798
SuccessFactors, Inc.*	413	3,791
3PAR, Inc.*	305	3,782
MTS Systems Corp.	180	3,717
DG FastChannel, Inc.*	202	3,697
Move, Inc.*	1,704	3,681
Micrel, Inc.	500	3,660
Sonus Networks, Inc.*	2,268	3,651
ArcSight, Inc.*	203	3,607
Global Cash Access Holdings, Inc.*	451	3,590

		MARKET
	SHARES	VALUE

Adaptec, Inc.*	1,344	$3,562
EMS Technologies, Inc.*	170	3,553
OSI Systems, Inc.*	170	3,545
Bankrate, Inc.*	140	3,534
Vocus, Inc.*	176	3,478
Maxwell Technologies, Inc.*	251	3,471
Brightpoint, Inc.*	550	3,449
Rogers Corp.*	170	3,439
ModusLink Global Solutions, Inc.*	500	3,430
Vignette Corp.*	260	3,419
Terremark Worldwide, Inc.*	591	3,416
Entegris, Inc.*	1,254	3,411
Electro Scientific Industries, Inc.*	304	3,399
MSC.Software Corp.*	502	3,343
comScore, Inc.*	245	3,263
Volterra Semiconductor Corp.*	248	3,259
Cirrus Logic, Inc.*	723	3,254
Ultratech, Inc.*	264	3,250
Advanced Energy Industries, Inc.*	359	3,227
SonicWALL, Inc.*	588	3,222
Brooks Automation, Inc.*	715	3,203
Actel Corp.*	293	3,144
Universal Display Corp.*	318	3,110
Loral Space & Communications, Inc.*	120	3,090
Echelon Corp.*	362	3,070
Novatel Wireless, Inc.*	340	3,067
Smith Micro Software, Inc.*	310	3,044
TeleCommunication Systems, Inc. — Class A*	424	3,015
Supertex, Inc.*	120	3,013
Cray, Inc.*	376	2,963
Sourcefire, Inc.*	239	2,961
Anadigics, Inc.*	704	2,950
Methode Electronics, Inc. — Class A	420	2,948
Kenexa Corp. — Class A*	253	2,927
Technitrol, Inc.	449	2,905
Daktronics, Inc.	375	2,888
Compellent Technologies, Inc.*	187	2,852
Cass Information Systems, Inc.	87	2,848
RightNow Technologies, Inc.*	240	2,832
Anaren, Inc.*	160	2,829
Exar Corp.*	390	2,804
Seachange International, Inc.*	348	2,794
SiRF Technology Holdings, Inc.*	654	2,790
Faro Technologies, Inc.*	179	2,780
IPG Photonics Corp.*	253	2,775
Symmetricom, Inc.*	480	2,770
Epicor Software Corp.*	520	2,756
China Security & Surveillance Technology, Inc.*	362	2,729
RealNetworks, Inc.*	910	2,721
Kopin Corp.*	740	2,716
Internet Capital Group, Inc.*	400	2,692

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	65
10

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Oplink Communications, Inc.*	234	$2,668
Digi International, Inc.*	270	2,633
The Knot, Inc.*	334	2,632
IXYS Corp.	260	2,631
Infospace, Inc.*	392	2,599
Switch & Data Facilities Company, Inc.*	220	2,581
Synchronoss Technologies, Inc.*	210	2,577
Bottomline Technologies, Inc.*	284	2,559
Comverge, Inc.*	210	2,541
Netscout Systems, Inc.*	270	2,533
Imation Corp.	328	2,496
Radiant Systems, Inc.*	300	2,490
Multi-Fineline Electronix, Inc.*	114	2,440
NVE Corp.*	50	2,430
CTS Corp.	369	2,417
Hughes Communications, Inc.*	105	2,397
Lattice Semiconductor Corp.*	1,272	2,391
Stratasys, Inc.*	217	2,385
Ciber, Inc.*	764	2,368
Radisys Corp.*	262	2,361
Ixia*	350	2,359
Powerwave Technologies, Inc.*	1,456	2,344
Kulicke & Soffa Industries, Inc.*	683	2,343
Actuate Corp.*	490	2,342
Pericom Semiconductor Corp.*	277	2,332
Newport Corp.*	399	2,310
Cohu, Inc.	256	2,299
i2 Technologies, Inc.*	183	2,297
Mercury Computer Systems, Inc.*	247	2,285
Perficient, Inc.*	320	2,237
Symyx Technologies, Inc.*	380	2,223
NetSuite, Inc.*	185	2,185
Advanced Analogic Technologies, Inc.*	471	2,162
infoGROUP, Inc.*	378	2,158
SolarWinds, Inc.*	130	2,144
Ebix, Inc.*	68	2,130
NCI, Inc.*	70	2,129
Vasco Data Security International*	290	2,120
Intevac, Inc.*	242	2,108
Internet Brands, Inc. — Class A*	297	2,079
Openwave Systems, Inc.*	920	2,061
Utstarcom, Inc.*	1,249	2,036
BigBand Networks, Inc.*	389	2,011
Rubicon Technology, Inc.*	140	1,999
DivX, Inc.*	362	1,987
Extreme Networks, Inc.*	985	1,970
Internap Network Services Corp.*	558	1,947
DemandTec, Inc.*	220	1,936
Quantum Corp.*	2,325	1,930
Super Micro Computer, Inc.*	250	1,915
Ceva, Inc.*	220	1,910
Electro Rent Corp.	200	1,898

		MARKET
	SHARES	VALUE

Silicon Image, Inc.*	819	$1,884
Photronics, Inc.*	464	1,879
Rudolph Technologies, Inc.*	339	1,871
ExlService Holdings, Inc.*	165	1,850
LivePerson, Inc.*	460	1,840
Airvana, Inc.*	285	1,815
FalconStor Software, Inc.*	380	1,805
Bel Fuse, Inc. — Class B	110	1,764
Online Resources Corp.*	280	1,747
Interactive Intelligence, Inc.*	140	1,716
PROS Holdings, Inc.*	211	1,713
LoopNet, Inc.*	220	1,705
Cogo Group, Inc.*	285	1,701
Liquidity Services Inc.*	171	1,686
Ness Technologies, Inc.*	430	1,681
Globecomm Systems, Inc.*	233	1,675
DSP Group, Inc.*	247	1,670
Monotype Imaging Holdings, Inc.*	245	1,668
Silicon Storage Technology, Inc.*	884	1,653
Double-Take Software, Inc.*	190	1,644
SumTotal Systems, Inc.*	340	1,635
iGate Corp.	247	1,635
Web.com Group, Inc.*	290	1,633
MoneyGram International, Inc.*	910	1,620
Integral Systems, Inc.*	192	1,597
Rimage Corp.*	96	1,595
Limelight Networks, Inc.*	360	1,584
MIPS Technology, Inc.*	505	1,515
Immersion Corp.*	306	1,512
Silicon Graphics International Corp.*	332	1,507
Tier Technologies, Inc. — Class B*	190	1,459
Techwell, Inc.*	170	1,445
PLX Technology, Inc.*	370	1,395
American Software, Inc. — Class A	240	1,382
Network Equipment Technologies, Inc.*	320	1,363
Microtune, Inc.*	570	1,334
Entropic Communications, Inc.*	584	1,314
ActivCard Corp.*	510	1,290
Opnet Technologies, Inc.	136	1,246
Spectrum Control, Inc.*	140	1,232
OpenTV Corp.*	930	1,228
GSE Systems, Inc.*	180	1,215
Chordiant Software, Inc.*	334	1,212
Trident Microsystems, Inc.*	692	1,204
Isilon Systems, Inc.*	277	1,174
Virtusa Corp.*	146	1,172
Semitool, Inc.*	253	1,169
Lionbridge Technologies, Inc.*	630	1,159
White Electronics Designs Corp.*	250	1,158
PC-Tel, Inc.*	213	1,140
Measurement Specialties, Inc.*	160	1,128
support.com, Inc.*	507	1,105
Keynote Systems, Inc.*	140	1,070

66	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.
11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Innodata Isogen, Inc.*	240	$1,051
Emcore Corp.*	834	1,051
Zix Corp.*	700	1,050
Startek, Inc.*	130	1,043
Saba Software, Inc.*	270	1,040
Pervasive Software, Inc.*	170	1,035
KVH Industries, Inc.*	150	1,025
Dynamics Research Corp.*	100	1,001
Entrust, Inc.*	550	996
Parkervision, Inc.*	322	985
Hackett Group, Inc.*	420	979
Intellon Corp.*	230	978
Computer Task Group, Inc.*	160	976
Smart Modular Technologies WWH, Inc.*	400	908
Open Solutions, Inc.*	30	905
Ipass, Inc.*	560	896
Phoenix Technologies, Ltd.*	324	878
SRS Labs, Inc.*	130	865
Unica Corp.*	157	860
China Information Security Technology, Inc.*	297	849
Virage Logic Corp.*	180	810
Callidus Software, Inc.*	280	798
Agilysys, Inc.	170	796
Dice Holdings, Inc.*	169	786
Information Services Group, Inc.*	260	783
ICx Technologies, Inc.*	130	780
GSI Technology, Inc.*	200	772
Zygo Corp.*	160	746
PC Mall, Inc.*	110	744
Marchex, Inc.	220	741
DDi Corp.*	160	725
MEMSIC, Inc.*	170	721
CPI International, Inc.*	80	695
Communications Systems, Inc.	70	686
Opnext, Inc.*	310	663
Travelzoo, Inc.*	60	657
Renaissance Learning, Inc.	70	645
Imergent, Inc.	90	630
RAE Systems, Inc.*	450	621
Deltek, Inc.*	140	608
ePlus, Inc.*	40	583
PAR Technology Corp.*	90	575
eLoyalty Corp.*	70	552
PC Connection, Inc.*	100	525
TechTarget, Inc.*	130	520
QAD, Inc.	144	468
China TransInfo Technology Corp.*	100	468
X-Rite, Inc.*	290	435

Total Information Technology		1,629,033

FINANCIALS 14.2%
Knight Capital Group, Inc. — Class A*	1,034	17,630

		MARKET
	SHARES	VALUE

Highwoods Properties, Inc.	776	$17,359
MFA Mortgage Investments, Inc.	2,460	17,023
IPC Holdings Ltd.	621	16,978
ProAssurance Corp.*	363	16,774
Platinum Underwriters Holdings Ltd.	560	16,010
Westamerica Bancorporation	319	15,826
Prosperity Bancshares, Inc.	514	15,333
National Retail Properties, Inc.	881	15,285
FirstMerit Corp.	899	15,265
Stifel Financial Corp.*	301	14,475
Washington Real Estate Investment Trust	643	14,384
Omega Healthcare Investors, Inc.	913	14,170
UMB Financial Corp.	360	13,684
NewAlliance Bancshares, Inc.	1,182	13,593
Tanger Factory Outlet Centers, Inc.	406	13,167
American Campus Communities, Inc.	584	12,953
Montpelier Re Holdings Ltd.	950	12,625
Redwood Trust, Inc.	852	12,576
Home Properties, Inc.	362	12,344
Trustmark Corp.	632	12,210
Mid-America Apartment Communities, Inc.	314	11,527
Hatteras Financial Corp.	403	11,522
First Financial Bankshares, Inc.	228	11,482
Tower Group, Inc.	453	11,225
BioMed Realty Trust, Inc.	1,077	11,018
Healthcare Realty Trust, Inc.	654	11,007
PHH Corp.*	605	10,999
KBW, Inc.*	376	10,814
Potlatch Corp.	444	10,785
Signature Bank*	390	10,577
Glacier Bancorp, Inc.	682	10,073
Piper Jaffray Companies, Inc.*	224	9,782
SVB Financial Group*	358	9,745
Argo Group International Holdings Ltd.*	342	9,651
RLI Corp.	212	9,498
Apollo Investment Corp.	1,575	9,450
Max Capital Group Ltd.	510	9,415
Delphi Financial Group, Inc. — Class A	471	9,152
Eastgroup Properties, Inc.	276	9,114
Capstead Mortgage Corp.	705	8,961
Zenith National Insurance Corp.	407	8,848
Franklin Street Properties Corp.	654	8,665
Ares Capital Corp.	1,069	8,616
PrivateBancorp, Inc.	384	8,540
Equity Lifestyle Properties, Inc.	228	8,477
Hancock Holding Co.	260	8,447
Assured Guaranty Ltd.	675	8,356
NBT Bancorp, Inc.	383	8,315

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	67
12

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Kilroy Realty Corp.	400	$8,216
PS Business Parks, Inc.	168	8,138
United Bankshares, Inc.	416	8,129
Entertainment Properties Trust	394	8,116
Anworth Mortgage Asset Corp.	1,119	8,068
Astoria Financial Corp.	940	8,065
Extra Space Storage, Inc.	949	7,924
DCT Industrial Trust, Inc.	1,936	7,899
National Health Investors, Inc.	292	7,799
Cash America International, Inc.	332	7,765
American Capital Ltd.	2,380	7,640
DiamondRock Hospitality Co.	1,189	7,443
Developers Diversified Realty Corp.	1,520	7,418
Selective Insurance Group, Inc.	580	7,407
optionsXpress Holdings, Inc.	475	7,377
LaSalle Hotel Properties	592	7,305
IBERIABANK Corp.	182	7,173
Old National Bancorp	727	7,139
Employers Holdings, Inc.	510	6,910
Allied Capital Corp.	1,970	6,856
E*Trade Financial Corp.*	5,330	6,822
Portfolio Recovery Associates, Inc.*	175	6,778
Park National Corp.	119	6,721
Post Properties, Inc.	493	6,626
MF Global Ltd.*	1,070	6,345
Sovran Self Storage, Inc.	252	6,199
FNB Corp.	995	6,159
Pico Holdings, Inc.*	214	6,142
Brookline Bancorp, Inc.	655	6,105
MGIC Investment Corp.	1,380	6,072
Navigators Group, Inc.*	136	6,042
Provident Financial Services, Inc.	664	6,042
Texas Capital Bancshares, Inc.*	389	6,018
First Commonwealth Financial Corp.	943	5,979
International Bancshares Corp.	572	5,897
Financial Federal Corp.	280	5,754
Investors Real Estate Trust	647	5,752
Sterling Bancshares, Inc.	907	5,741
Acadia Realty Trust	436	5,690
Ocwen Financial Corp.*	427	5,538
Infinity Property & Casualty Corp.	150	5,469
City Holding Co.	178	5,404
Alexander’s, Inc.	20	5,392
Inland Real Estate Corp.	768	5,376
Greenlight Capital Re Ltd. — Class A*	309	5,349
Ezcorp, Inc. — Class A*	496	5,347
Medical Properties Trust, Inc.	880	5,342
Community Bank System, Inc.	362	5,271
Cathay General Bancorp	551	5,240
LTC Properties, Inc.	256	5,235
Hilltop Holdings, Inc.*	440	5,223
Umpqua Holding Corp.	664	5,153

		MARKET
	SHARES	VALUE

TrustCo Bank Corp.	837	$4,947
Conseco, Inc.*	2,040	4,835
GFI Group, Inc.	716	4,826
Forestar Real Estate Group, Inc.*	402	4,776
Equity One, Inc.	360	4,774
Investors Bancorp, Inc.*	520	4,763
eHealth, Inc.*	267	4,715
Webster Financial Corp.	580	4,669
Community Trust Bancorp, Inc.	174	4,654
East-West Bancorp, Inc.	715	4,640
Susquehanna Bancshares, Inc.	947	4,631
Safety Insurance Group, Inc.	150	4,584
Chemical Financial Corp.	230	4,579
Bank Mutual Corp.	520	4,534
Independent Bank Corp.	229	4,511
Flagstone Reinsurance Holdings	433	4,460
Sunstone Hotel Investors, Inc.	830	4,440
First Cash Financial Services, Inc.*	253	4,433
CVB Financial Corp.	736	4,394
Harleysville Group, Inc.	155	4,374
Tompkins Financial Corp.	91	4,363
Enstar Group*	74	4,355
Prospect Capital Corp.	468	4,306
Horace Mann Educators Corp.	430	4,287
Riskmetrics Group, Inc.*	242	4,274
National Penn Bancshares, Inc.	927	4,273
CBL & Associates Properties, Inc.	790	4,258
Meadowbrook Insurance Group, Inc.	634	4,140
Wintrust Financial Corp.	256	4,116
United Fire & Casualty Co.	240	4,116
First Financial Corp.	130	4,105
Colonial Properties Trust	542	4,011
First Midwest Bancorp, Inc.	543	3,969
MB Financial Corp.	387	3,944
Simmons First National Corp.	147	3,928
GAMCO Investors, Inc. — Class A	80	3,880
SWS Group, Inc.	275	3,842
Universal Health Realty Income Trust	120	3,782
Banco Latinoamericano de Exportaciones SA	303	3,766
Dollar Financial Corp.*	272	3,751
Pinnacle Financial Partners, Inc.*	275	3,663
Cousins Properties, Inc.	431	3,660
WesBanco, Inc.	250	3,635
Maiden Holdings Ltd.	553	3,628
Northwest Bancorp, Inc.	192	3,621
Getty Realty Corp.	190	3,585
World Acceptance Corp.*	180	3,584
PacWest Bancorp	270	3,553
First Bancorp Puerto Rico	892	3,523
Western Alliance Bancorp, Inc.*	509	3,482
Renasant Corp.	230	3,455
Beneficial Mutual Bancorp, Inc.*	358	3,437

68	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.
13

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

SCBT Financial Corp.	143	$3,388
MarketAxess Holdings, Inc.*	355	3,383
Boston Private Financial Holdings, Inc.	747	3,347
Southside Bancshares, Inc.	146	3,339
National Financial Partners Corp.	452	3,309
American Equity Investment Life Holding Co.	590	3,292
Hercules Technology Growth Capital, Inc.	393	3,285
Amerisafe, Inc.*	211	3,283
StellarOne Corp.	253	3,276
TowneBank	232	3,248
Duff & Phelps Corp. — Class A	181	3,218
Parkway Properties, Inc.	245	3,185
Tejon Ranch Co.*	120	3,179
Lexington Realty Trust	926	3,148
SY Bancorp, Inc.	130	3,142
S&T Bancorp, Inc.	257	3,125
iStar Financial, Inc.	1,100	3,124
Berkshire Hills Bancorp, Inc.	150	3,117
TradeStation Group, Inc.*	368	3,113
First Financial Bancorp	413	3,106
Calamos Asset Management, Inc. — Class A	220	3,104
Urstadt Biddle Properties, Inc.	220	3,098
Provident New York Bancorp	380	3,086
Westfield Financial, Inc.	340	3,080
1st Source Corp.	174	3,005
American Physicians Capital, Inc.	76	2,976
Bank of the Ozarks, Inc.	137	2,963
First Potomac Realty Trust	300	2,925
Ambac Financial Group, Inc.	3,175	2,921
State Auto Financial Corp.	165	2,887
Home Bancshares, Inc.	151	2,875
Cohen & Steers, Inc.	191	2,855
Suffolk Bancorp	111	2,846
Univest Corp. of Pennsylvania	140	2,836
Amtrust Financial Services, Inc.	248	2,827
Nelnet, Inc. — Class A*	208	2,827
United Community Banks, Inc.*	467	2,800
DuPont Fabros Technology, Inc.	294	2,769
Arrow Financial Corp.	100	2,700
Camden National Corp.	79	2,688
U-Store-It Trust	547	2,680
Stewart Information Services Corp.	186	2,650
Sandy Spring Bancorp, Inc.	180	2,646
Lakeland Financial Corp.	139	2,641
LaBranche & Company, Inc.*	613	2,636
Washington Trust Bancorp, Inc.	147	2,621
CNA Surety Corp.*	193	2,604
Oriental Financial Group	267	2,590
Danvers Bancorp, Inc.	189	2,542
American Capital Agency Corp.	110	2,527

		MARKET
	SHARES	VALUE

Dime Community Bancshares	276	$2,514
First Bancorp	160	2,509
Westwood Holdings Group, Inc.	60	2,509
SeaBright Insurance Holdings, Inc.*	245	2,482
Sun Communities, Inc.	180	2,480
Radian Group, Inc.	905	2,462
United Financial Bancorp, Inc.	178	2,460
Cardinal Financial Corp.	313	2,451
FPIC Insurance Group, Inc.*	80	2,450
Bancfirst Corp.	70	2,421
Northfield Bancorp, Inc.	208	2,417
National Western Life Insurance Co. — Class A	20	2,335
Triko Bancshares	150	2,325
Kearny Financial Corp.	203	2,322
ESSA Bancorp, Inc.	169	2,310
Advance America Cash Advance Centers, Inc.	514	2,277
Flushing Financial Corp.	242	2,263
Great Southern Bancorp, Inc.	110	2,260
Republic Bancorp, Inc.	100	2,259
Harleysville National Corp.	480	2,256
Citizens, Inc.*	370	2,250
Fifth Street Finance Corp.	224	2,249
Union Bankshares Corp.	150	2,245
Orrstown Financial Services, Inc.	60	2,234
Broadpoint Gleacher Securities, Inc.*	399	2,226
First Mercury Financial Corp.	160	2,203
Capital City Bank Group, Inc.	129	2,174
Evercore Partners, Inc. — Class A	110	2,160
Heartland Financial USA, Inc.	150	2,142
First Busey Corp.	291	2,139
Phoenix Companies, Inc.*	1,275	2,129
Oppenheimer Holdings, Inc. — Class A	100	2,117
BankFinancial Corp.	238	2,109
Compass Diversified Trust	260	2,103
Capital Southwest Corp.	29	2,098
Smithtown Bancorp, Inc.	164	2,098
Peoples Bancorp, Inc.	122	2,080
Saul Centers, Inc.	70	2,070
Consolidated-Tomoka Land Co.	59	2,070
Lakeland Bancorp, Inc.	229	2,059
Citizens & Northern Corp.	100	2,057
MVC Capital, Inc.	240	2,030
Columbia Banking Systems, Inc.	198	2,026
First Bancorp, Inc.	104	2,025
Pennsylvania Real Estate Investment Trust	400	2,000
Encore Capital Group, Inc.*	150	1,987
Penson Worldwide Company, Inc.*	220	1,969
Cedar Shopping Centers, Inc.	433	1,957
Donegal Group, Inc. — Class A	128	1,947

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	69
14

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

BGC Partners, Inc. — Class A	508	$1,925
National Bankshares, Inc.	80	1,920
United America Indemnity Ltd. — Class A*	400	1,916
First Industrial Realty Trust, Inc.	440	1,914
Ashford Hospitality Trust, Inc.	680	1,911
Abington Bancorp, Inc.	240	1,910
Bridge Bancorp, Inc.	70	1,905
Home Federal Bancorp, Inc.	184	1,875
NorthStar Realty Finance Corp.	653	1,848
First Merchants Corp.	230	1,847
WSFS Financial Corp.	66	1,802
Safeguard Scientifics, Inc.*	1,347	1,778
Farmers Capital Bank Corp.	70	1,762
FelCor Lodging Trust, Inc.	715	1,759
MCG Capital Corp.*	720	1,750
Pacific Continental Corp.	144	1,747
Peapack Gladstone Financial Corp.	90	1,736
German American Bancorp	120	1,729
Presidential Life Corp.	227	1,718
Gladstone Capital Corp.	228	1,717
Ames National Corp.	70	1,709
Sterling Savings Bank	585	1,702
Ramco-Gershenson Properties Trust	170	1,702
Baldwind & Lyons, Inc. — Class B	86	1,694
Harris & Harris Group, Inc.*	290	1,691
ViewPoint Financial Group	110	1,675
UCBH Holdings, Inc.	1,328	1,673
Hampton Roads Bankshares, Inc.	200	1,650
Sterling Bancorp	197	1,645
Financial Institutions, Inc.	120	1,639
Credit Acceptance Corp.*	75	1,639
MainSource Financial Group, Inc.	220	1,632
PennantPark Investment Corp.	229	1,626
PMA Capital Corp.*	357	1,624
Bank of Marin Bancorp	60	1,617
Shore Bancshares, Inc.	90	1,615
China Housing & Land Development, Inc.*	280	1,613
American Physicians Service Group, Inc.	70	1,588
The PMI Group, Inc.	800	1,584
Bryn Mawr Bank Corp.	83	1,566
First Financial Northwest, Inc.	200	1,564
Southwest Bancorp, Inc.	160	1,562
United Security Bancshares, Inc.	70	1,533
Oritani Financial Corp.*	110	1,508
Kite Realty Group Trust	506	1,478
Agree Realty Corp.	80	1,466
CapLease, Inc.	530	1,463
Kayne Anderson Energy Development Co.	110	1,459
NGP Capital Resources Co.	245	1,438
Alliance Financial Corp.	50	1,418

		MARKET
	SHARES	VALUE

CNB Financial Corp.	100	$1,417
Thomas Weisel Partners Group, Inc.*	235	1,415
First Community Bancshares, Inc.	110	1,412
Tower Bancorp, Inc.	40	1,406
First of Long Island Corp.	60	1,388
Colonial BancGroup, Inc.	2,238	1,388
First Marblehead Corp.*	680	1,374
CoBiz Financial, Inc.	214	1,372
Cogdell Spencer, Inc.	315	1,351
American National Bankshares, Inc.	70	1,350
Education Realty Trust, Inc.	310	1,330
ESB Financial Corp.	100	1,312
Monmouth Real Estate Investment Corp. — Class A	222	1,301
Mission West Properties	190	1,298
US Global Investors, Inc. — Class A	140	1,296
Nara Bancorp, Inc.	250	1,295
TICC Capital Corp.	290	1,279
Kohlberg Capital Corp.	202	1,277
Kansas City Life Insurance Co.	47	1,265
Yadkin Valley Financial Corp.	181	1,251
Citizens Holding Co.	40	1,248
FCStone Group, Inc.*	312	1,232
Asset Acceptance Capital Corp.*	160	1,230
JMP Group, Inc.	160	1,230
American Safety Insurance Holdings Ltd.*	90	1,225
Medallion Financial Corp.	160	1,224
First Financial Holdings, Inc.	130	1,222
Avatar Holdings, Inc.*	67	1,217
State Bancorp, Inc.	160	1,210
Central Pacific Financial Corp.	322	1,207
Wilshire Bancorp, Inc.	210	1,207
Home Bancorp, Inc.*	100	1,194
Winthrop Realty Trust	133	1,188
Epoch Holding Corp.	136	1,175
Ohio Valley Banc Corp.	40	1,174
First Defiance Financial Corp.	90	1,170
Gladstone Commercial Corp.	90	1,166
Hersha Hospitality Trust	470	1,166
Penns Woods Bancorp, Inc.	40	1,166
Gladstone Investment Corp.	240	1,159
Sanders Morris Harris Group, Inc.	210	1,155
Enterprise Financial Services Corp.	127	1,154
Oceanfirst Financial Corp.	96	1,149
FBL Financial Group, Inc. — Class A	139	1,148
Roma Financial Corp.	90	1,147
NASB Financial, Inc.	40	1,144
Life Partners Holdings, Inc.	80	1,134
South Financial Group, Inc.	944	1,123
Cape Bancorp, Inc.*	130	1,122

70	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.
15

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Merchants Bancshares, Inc.	50	$1,110
Crawford & Co. — Class B*	230	1,104
Guaranty Bancorp*	577	1,102
Glimcher Realty Trust	380	1,102
Main Street Capital Corp.	80	1,095
Pacific Capital Bancorp	509	1,089
Clifton Savings Bancorp, Inc.	100	1,076
EMC Insurance Group, Inc.	50	1,041
Washington Banking Co.	110	1,036
First South Bancorp, Inc.	87	1,009
National Interstate Corp.	66	1,002
RAIT Financial Trust	721	988
Citizens Banking Corp.*	1,391	988
Rockville Financial, Inc.	90	986
Dynex Capital, Inc.	120	984
Center Bancorp, Inc.	120	978
Northrim BanCorp, Inc.	70	974
Eagle Bancorp, Inc.*	110	965
Metro Bancorp, Inc.*	50	963
Sierra Bancorp	76	960
Mercer Insurance Group, Inc.	60	954
Associated Estates Realty Corp.	158	942
Ameris Bancorp	149	942
Strategic Hotels & Resorts, Inc.	835	927
Bar Harbor Bankshares	30	926
Chicopee Bancorp, Inc.*	70	908
FBR Capital Markets Corp.*	190	893
Legacy Bancorp, Inc.	80	888
Virtus Investment Partners, Inc.*	60	881
Triangle Capital Corp.	80	874
BlackRock Kelso Capital Corp.	139	866
Auburn National Bancorporation, Inc.	30	855
West Bancorporation, Inc.	170	850
Eastern Insurance Holdings, Inc.	90	847
Bank of Kentucky Financial Corp.	30	840
Midsouth Bancorp, Inc.	50	840
Meridian Interstate Bancorp, Inc.*	110	820
Premierwest Bancorp	239	810
Diamond Hill Investment Group, Inc.*	20	804
UMH Properties, Inc.	100	797
Rewards Network, Inc.*	210	794
Bancorp Rhode Island, Inc.	40	788
Resource America, Inc. — Class A	143	769
Peoples Financial Corp.	40	760
Gramercy Capital Corp.*	471	758
Universal Insurance Holdings, Inc.	150	753
International Assets Holding Corp.*	50	744
Centerstate Banks of Florida, Inc.	100	742
Century Bancorp, Inc.	40	738
Resource Capital Corp.	227	726
Sun Bancorp, Inc.*	140	725
Care Investment Trust, Inc.	139	723

		MARKET
	SHARES	VALUE

Bancorp, Inc.*	120	$720
Old Second Bancorp, Inc.	120	708
Enterprise Bancorp, Inc.	60	708
Hallmark Financial Services, Inc.*	98	701
First Financial Service Corp.	40	696
NYMAGIC, Inc.	50	694
Heritage Financial Corp.	60	694
Tree.com, Inc.*	70	672
Wilber Corp.	60	666
Banner Corp.	170	649
Pzena Investment Management, Inc. — Class A	84	637
Norwood Financial Corp.	20	627
Republic First Bancorp, Inc.*	80	624
NewStar Financial, Inc.*	311	594
Fox Chase Bancorp, Inc.*	60	575
Ampal American Israel — Class A*	228	556
Cardtronics, Inc.*	146	556
Anthracite Capital, Inc.	869	539
Flagstar Bancorp, Inc.*	737	501
Northeast Community Bancorp, Inc.	60	487
Prudential Bancorp of Pennsylvania, Inc.	40	472
Primus Guaranty Ltd.*	200	472
Porter Bancorp, Inc.	30	455
Independence Holding Co.	70	445
CompuCredit Holdings Corp.*	180	414
First Acceptance Corp.*	190	405
First California Financial Group, Inc.*	60	370
Old Point Financial Corp.	20	370
K-Fed Bancorp	40	367
Kentucky First Federal Bancorp	30	365
Santander BanCorp*	50	348
Brooklyn Federal Bancorp, Inc.	30	338
American Realty Investors, Inc.*	30	306
Waterstone Financial, Inc.*	83	247
Transcontinental Realty Investors, Inc.*	20	241
Cheviot Financial Corp.	30	240
California First National Bancorp.	20	228
QC Holdings, Inc.	40	206
Heritage Financial Group	20	171
Doral Financial Corp.*	60	150

Total Financials		1,608,648

INDUSTRIALS 11.6%
Tetra Tech, Inc.*	658	18,852
Watson Wyatt & Company Holdings	467	17,527
Clarcor, Inc.	565	16,492
Regal-Beloit Corp.	389	15,451
Curtiss-Wright Corp.	505	15,014
GrafTech International Ltd.*	1,327	15,008
EMCOR Group, Inc.*	729	14,667
Nordson Corp.	373	14,420

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	71
16

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Brady Corp. — Class A	530	$13,314
Teledyne Technologies, Inc.*	403	13,198
Woodward Governor Co.	662	13,108
ESCO Technologies, Inc.*	292	13,082
Watsco, Inc.	259	12,673
American Superconductor Corp.*	482	12,652
Acuity Brands, Inc.	449	12,594
Granite Construction, Inc.	378	12,580
Baldor Electric Co.	514	12,228
Moog, Inc. — Class A*	472	12,182
Kaydon Corp.	370	12,047
Clean Harbors, Inc.*	222	11,986
Huron Consulting Group, Inc.*	242	11,188
JetBlue Airways Corp.*	2,540	10,846
Geo Group, Inc.*	564	10,479
Knight Transportation, Inc.	630	10,426
Old Dominion Freight Line, Inc.*	309	10,373
Hexcel Corp.*	1,056	10,064
Genesee & Wyoming, Inc. — Class A*	358	9,491
Orbital Sciences Corp.*	620	9,405
Applied Industrial Technologies, Inc.	474	9,338
ABM Industries, Inc.	514	9,288
Herman Miller, Inc.	590	9,051
Simpson Manufacturing Company, Inc.	417	9,016
CoStar Group, Inc.*	225	8,971
United Stationers, Inc.*	257	8,964
Heico Corp.	247	8,956
Esterline Technologies Corp.*	330	8,933
HNI Corp.	487	8,795
Resources Connection, Inc.*	503	8,637
Healthcare Services Group	480	8,582
Mueller Industries, Inc.	412	8,570
Werner Enterprises, Inc.	471	8,535
HUB Group, Inc. — Class A*	412	8,504
Belden, Inc.	509	8,500
Otter Tail Power Co.	389	8,496
Rollins, Inc.	479	8,291
Heartland Express, Inc.	560	8,243
AirTran Holdings, Inc.*	1,317	8,152
EnerSys*	444	8,076
Middleby Corp.*	180	7,906
Corporate Executive Board Co.	380	7,889
MPS Group, Inc.*	1,020	7,793
Actuant Corp. — Class A	634	7,735
A.O. Smith Corp.	237	7,719
EnergySolutions, Inc.	830	7,636
Arkansas Best Corp.	283	7,457
Briggs & Stratton Corp.	553	7,377
Alaska Air Group, Inc.*	399	7,286
Insituform Technologies, Inc. — Class A*	427	7,246
Triumph Group, Inc.	180	7,200

		MARKET
	SHARES	VALUE

Deluxe Corp.	560	$7,174
Beacon Roofing Supply, Inc.*	496	7,172
Navigant Consulting, Inc.*	552	7,132
Energy Conversion Devices, Inc.*	503	7,117
Mine Safety Appliances Co.	290	6,989
AAR Corp.*	431	6,918
American Science & Engineering, Inc.	100	6,912
Watts Industries, Inc. — Class A	320	6,893
Forward Air Corp.	320	6,822
Universal Forest Products, Inc.	206	6,817
SYKES Enterprises, Inc.*	376	6,802
Force Protection, Inc.*	769	6,798
Mastec, Inc.*	574	6,727
Ameron International Corp.	100	6,704
Allegiant Travel Co.*	167	6,620
Badger Meter, Inc.	160	6,560
Franklin Electric Company, Inc.	247	6,402
Avis Budget Group, Inc.*	1,120	6,328
SkyWest, Inc.	610	6,222
Barnes Group, Inc.	510	6,064
Genco Shipping & Trading Ltd.	277	6,016
Axsys Technologies, Inc.*	112	6,008
II-VI, Inc.*	269	5,964
Cubic Corp.	166	5,941
Astec Industries, Inc.*	196	5,819
Mobile Mini, Inc.*	387	5,677
Robbins & Myers, Inc.	290	5,582
Chart Industries, Inc.*	307	5,581
Administaff, Inc.	228	5,306
Korn/Ferry International, Inc.*	490	5,214
UAL Corp.*	1,588	5,066
Mcgrath Rentcorp	260	4,956
Interline Brands, Inc.*	362	4,952
Ceradyne, Inc.*	280	4,945
Tutor Perini Corp.*	280	4,861
RBC Bearings, Inc.*	237	4,847
Lindsay Manufacturing Co.	145	4,799
Aerovironment, Inc.*	155	4,783
Dycom Industries, Inc.*	430	4,760
Mueller Water Products, Inc. — Class A	1,266	4,735
Quanex Building Products Corp.	422	4,735
Raven Industries, Inc.	182	4,659
Kaman Corp. — Class A	278	4,643
GeoEye, Inc.*	197	4,641
Orion Marine Group, Inc.*	243	4,617
Steelcase, Inc. — Class A	790	4,598
DynCorp International, Inc. — Class A*	270	4,533
Evergreen Solar, Inc.*	2,075	4,503
Circor International, Inc.	190	4,486
Atlas Air Worldwide Holdings Company, Inc.*	193	4,476
AZZ, Inc.*	130	4,473

72	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.
17

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Tredegar Corp.	332	$4,422
Comfort Systems USA, Inc.	430	4,407
Advisory Board Co.*	170	4,369
Layne Christensen Co.*	210	4,294
United Rentals, Inc.*	660	4,283
Encore Wire Corp.	200	4,270
School Specialty, Inc.*	211	4,264
G & K Services, Inc. — Class A	200	4,230
Stanley, Inc.*	126	4,143
Federal Signal Corp.	537	4,108
Rush Enterprises, Inc. — Class A*	350	4,077
TrueBlue, Inc.*	480	4,032
Griffon Corp.*	480	3,994
Michael Baker Corp.*	94	3,982
Broadwind Energy, Inc.*	350	3,962
EnPro Industries, Inc.*	219	3,944
Viad Corp.	229	3,943
Knoll, Inc.	520	3,942
Aircastle Ltd.	523	3,844
MYR Group, Inc.*	190	3,842
Apogee Enterprises, Inc.	308	3,788
Tennant Co.	206	3,788
John Bean Technologies Corp.	300	3,756
Amerco, Inc.*	100	3,715
Marten Transport Ltd.*	175	3,633
RSC Holdings, Inc.*	537	3,609
Exponent, Inc.*	147	3,603
Blount International, Inc.*	418	3,599
Ennis Inc.	288	3,588
Applied Signal Technology, Inc.	140	3,571
US Airways Group, Inc.*	1,452	3,528
American Ecology Corp.	196	3,512
Northwest Pipe Co.*	100	3,476
Heidrick & Struggles International, Inc.	190	3,467
CBIZ, Inc.*	480	3,418
Albany International Corp. — Class A	300	3,414
Hawaiian Holdings, Inc.*	567	3,413
Dollar Thrifty Automotive Group, Inc.*	242	3,376
Interface, Inc. — Class A	540	3,348
American Reprographics Co.*	399	3,320
CRA International, Inc.*	119	3,303
ATC Technology Corp.*	225	3,262
Powell Industries, Inc.*	88	3,262
Team, Inc.*	207	3,244
Gorman-Rupp Co.	160	3,227
LB Foster Co. — Class A*	107	3,217
Kelly Services, Inc. — Class A	286	3,132
Taser International, Inc.*	680	3,101
Argon ST, Inc.*	150	3,085
DigitalGlobe, Inc.*	160	3,072
FuelCell Energy, Inc.*	720	3,010

		MARKET
	SHARES	VALUE

EnerNOC, Inc.*	135	$2,925
Titan International, Inc.	386	2,883
Ener1, Inc.*	528	2,883
ICF International, Inc.*	102	2,814
H&E Equipment Services, Inc.*	300	2,805
AAON, Inc.	140	2,789
Acacia Research — Acacia Technologies*	350	2,754
Polypore International, Inc.*	246	2,736
Dynamic Materials Corp.	140	2,699
Kforce, Inc.*	320	2,646
Energy Recovery, Inc.*	373	2,641
American Woodmark Corp.	110	2,634
Saia, Inc.*	146	2,629
Columbus McKinnon Corp. — Class A*	206	2,606
Republic Airways Holdings, Inc.*	379	2,475
Eagle Bulk Shipping Inc.	521	2,443
M&F Worldwide Corp.*	120	2,400
K-Tron International, Inc.*	30	2,390
Spherion Corp.*	568	2,340
Trex Company, Inc.*	175	2,340
Sterling Construction Company, Inc.*	152	2,320
Ladish Company, Inc.*	177	2,296
Ducommun, Inc.	122	2,292
Microvision, Inc.*	746	2,290
Sun Hydraulics Corp.	141	2,280
Cenveo, Inc.*	533	2,255
Houston Wire & Cable Co.	187	2,227
Kimball International, Inc. — Class B	352	2,196
Freightcar America, Inc.	130	2,185
Pike Electric Corp.*	180	2,169
Altra Holdings, Inc.*	289	2,165
Advanced Battery Technologies, Inc.*	531	2,135
Great Lakes Dredge & Dock Co.	444	2,122
Ampco-Pittsburgh Corp.	90	2,110
Gibraltar Industries, Inc.	302	2,075
Celadon Group, Inc.*	239	2,005
Colfax Corp.*	258	1,992
Tecumseh Products Company — Class A*	204	1,981
Harbin Electric, Inc.*	125	1,955
Bowne & Company, Inc.	298	1,940
Consolidated Graphics, Inc.*	110	1,916
TAL International Group, Inc.	175	1,908
Cornell Companies, Inc.*	116	1,880
GT Solar International, Inc.*	350	1,862
First Advantage Corp. — Class A*	122	1,856
Fuel Tech, Inc.*	190	1,843
Titan Machinery, Inc.*	145	1,840
China Fire & Security Group, Inc.*	150	1,826

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	73
18

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Aceto Corp.	272	$1,814
Furmanite Corp.*	399	1,780
Dynamex, Inc.*	112	1,724
NACCO Industries, Inc. — Class A	60	1,723
Met-Pro Corp.	158	1,710
ACCO Brands Corp.*	604	1,703
Courier Corp.	110	1,679
Standex International Corp.	142	1,647
Herley Industries, Inc.*	150	1,646
Vicor Corp.	225	1,625
International Shipholding Corp.	60	1,618
Cascade Corp.	100	1,573
On Assignment, Inc.*	402	1,572
Kadant, Inc.*	139	1,569
American Commercial Lines, Inc.*	100	1,548
Insteel Industries, Inc.	187	1,541
3D Systems Corp.*	204	1,471
Graham Corp.	110	1,463
Perma-Fix Environmental Services*	600	1,452
CDI Corp.	130	1,450
APAC Teleservices, Inc.*	280	1,436
Air Transport Services Group, Inc.*	610	1,415
Fushi Copperweld, Inc.*	170	1,406
Metalico, Inc.*	298	1,389
Ascent Solar Technologies, Inc.*	175	1,369
Multi-Color Corp.	110	1,349
Schawk, Inc.	175	1,314
Standard Parking Corp.*	80	1,303
LaBarge, Inc.*	140	1,298
Greenbrier Companies, Inc.	180	1,294
Innerworkings, Inc.*	270	1,283
Horizon Lines, Inc. — Class A	332	1,282
Power-One, Inc.*	849	1,265
China BAK Battery, Inc.*	420	1,239
PMFG, Inc.*	140	1,233
USA Truck, Inc.*	90	1,218
TBS International Ltd. — Class A*	152	1,187
Eastern Co.	70	1,155
Hill International, Inc.*	268	1,152
Textainer Group Holdings Ltd.	100	1,149
YRC Worldwide, Inc.*	663	1,147
LSI Industries, Inc.	210	1,145
Argan, Inc.*	80	1,130
Hurco Companies, Inc.*	70	1,094
Flanders Corp.*	179	1,094
Diamond Management & Technology Consultants, Inc.	260	1,092
Gencorp, Inc.*	560	1,070
Ultrapetrol Bahamas Ltd.*	240	1,063
DXP Enterprises, Inc.*	92	1,055
VSE Corp.	40	1,046
Astronics Corp.*	100	1,039
Waste Services, Inc.*	200	1,036
Satcon Technology Corp.*	570	1,026

		MARKET
	SHARES	VALUE

GP Strategies Corp.*	170	$1,001
Todd Shipyards Corp.	60	999
Flow International Corp.*	425	999
Valence Technology, Inc.*	550	985
Miller Industries, Inc. — Class A*	110	968
Odyssey Marine Exploration, Inc.*	591	946
COMSYS IT Partners, Inc.*	160	936
Ultralife Batteries, Inc.*	130	932
LMI Aerospace, Inc.*	90	911
Universal Truckload Services, Inc.	58	908
Preformed Line Products Co.	20	881
Franklin Covey Co.*	140	872
Pacer International, Inc.	387	863
North American Galvanizing & Coating, Inc.*	140	848
Barrett Business Services, Inc.	80	840
ICT Group, Inc.*	96	838
Chase Corp.	70	833
American Railcar Industries, Inc.	99	818
PowerSecure International, Inc.*	190	809
Volt Information Sciences, Inc.*	126	790
Sauer, Inc.	120	736
Builders FirstSource, Inc.*	176	732
Patriot Transportation Holding, Inc.*	10	729
Orion Energy Systems, Inc.*	193	724
Alamo Group, Inc.	69	697
Portec Rail Products, Inc.	70	690
Primoris Services Corp.	90	668
Willis Lease Finance Corp.*	50	656
Standard Register Co.	190	619
Twin Disc, Inc.	90	613
CAI International, Inc.*	115	587
NCI Building Systems, Inc.*	219	578
Trimas Corp.*	171	576
Lawson Products, Inc.	40	568
Omega Flex, Inc.	35	531
SmartHeat, Inc.*	70	480
Integrated Electrical Services, Inc.*	60	469
BlueLinx Holdings, Inc.*	130	390
United Capital Corp.*	20	366
Heritage-Crystal Clean, Inc.*	30	365
Amrep Corp. PLC*	10	110

Total Industrials		1,310,722

HEALTH CARE 11.0%
Owens & Minor, Inc.	462	20,245
Onyx Pharmaceuticals, Inc.*	633	17,889
NuVasive, Inc.*	399	17,795
Isis Pharmaceuticals, Inc.*	1,034	17,061
Thoratec Corp.*	620	16,604
Steris Corp.	636	16,587
Haemonetics Corp.*	279	15,903
AMERIGROUP Corp.*	580	15,573
Auxilium Pharmaceuticals, Inc.*	471	14,780
Quality Systems, Inc.	258	14,696

74	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Psychiatric Solutions, Inc.*	625	$14,212
Healthsouth Corp.*	967	13,963
athenahealth, Inc.*	367	13,583
Masimo Corp.*	562	13,550
American Medical Systems Holdings, Inc.*	814	12,861
Magellan Health Services, Inc.*	390	12,800
Varian, Inc.*	320	12,618
West Pharmaceutical Services, Inc.	359	12,511
Regeneron Pharmaceuticals, Inc.*	696	12,472
PSS World Medical, Inc.*	650	12,031
HMS Holdings Corp.*	293	11,931
Medarex, Inc.*	1,425	11,899
Acorda Therapeutics, Inc.*	420	11,840
Cubist Pharmaceuticals, Inc.*	645	11,823
Dionex Corp.*	190	11,596
Alkermes, Inc.*	1,039	11,242
Eclipsys Corp.*	625	11,112
Immucor, Inc.*	782	10,760
Medicis Pharmaceutical Corp. — Class A	654	10,673
PDL BioPharma, Inc.	1,317	10,404
AMAG Pharmaceuticals, Inc.*	189	10,333
Meridian Bioscience, Inc.	446	10,071
Amedisys, Inc.*	304	10,038
Chemed Corp.	252	9,949
Catalyst Health Solutions, Inc.*	396	9,876
Centene Corp.*	470	9,391
Savient Pharmaceuticals, Inc.*	669	9,272
Parexel International Corp.*	634	9,117
Alnylam Pharmaceuticals, Inc.*	401	8,930
Cell Therapeutics, Inc.*	5,090	8,755
WellCare Health Plans, Inc.*	470	8,690
Luminex Corp.*	464	8,603
Theravance, Inc.*	586	8,579
MedAssets, Inc.*	431	8,383
ev3, Inc.*	780	8,362
Martek Biosciences Corp.	369	7,804
Seattle Genetics, Inc.*	792	7,698
Geron Corp.*	978	7,501
Volcano Corp.*	533	7,451
AmSurg Corp.*	340	7,290
Medivation, Inc.*	325	7,283
Phase Forward, Inc.*	480	7,253
XenoPort, Inc.*	302	6,997
Celera Corp.*	905	6,905
Cougar Biotechnology, Inc.*	160	6,874
Wright Medical Group, Inc.*	420	6,829
Align Technology, Inc.*	640	6,784
PharMerica Corp.*	345	6,772
Nektar Therapeutics*	1,025	6,642
InterMune, Inc.*	424	6,445
Landauer, Inc.	100	6,134
Genoptix Inc.*	190	6,078

		MARKET
	SHARES	VALUE

Cepheid, Inc.*	642	$6,048
Healthspring, Inc.*	542	5,886
ICU Medical, Inc.*	143	5,884
Greatbatch, Inc.*	257	5,811
Par Pharmaceutical Companies, Inc.*	380	5,757
Conceptus, Inc.*	340	5,746
Allos Therapeutics, Inc.*	691	5,728
Exelixis, Inc.*	1,169	5,693
Invacare Corp.	320	5,648
Integra LifeSciences Holdings Corp.*	209	5,541
Gentiva Health Services, Inc.*	324	5,333
Kindred Healthcare, Inc.*	428	5,294
Salix Pharmaceuticals Ltd.*	530	5,231
Analogic Corp.	140	5,173
Viropharma, Inc.*	850	5,040
Merit Medical Systems, Inc.*	309	5,037
Bruker BioSciences Corp.*	540	5,000
Conmed Corp.*	322	4,997
Cyberonics, Inc.*	300	4,989
inVentiv Health, Inc.*	368	4,979
Healthways, Inc.*	370	4,976
Abaxis, Inc.*	242	4,971
Impax Laboratories, Inc.*	670	4,931
RehabCare Group, Inc.*	205	4,906
Rigel Pharmaceuticals, Inc.*	403	4,884
Medicines Co.*	582	4,883
ImmunoGen, Inc.*	564	4,856
Optimer Pharmaceuticals, Inc.*	324	4,850
MannKind Corp.*	582	4,836
IPC The Hospitalist Company, Inc.*	181	4,831
Halozyme Therapeutics, Inc.*	689	4,802
Vivus, Inc.*	773	4,700
Momenta Pharmaceuticals, Inc.*	389	4,680
Orthofix International NV*	186	4,652
Affymetrix, Inc.*	781	4,631
Zoll Medical Corp.*	230	4,448
Arena Pharmaceuticals, Inc.*	883	4,406
Neogen Corp.*	150	4,347
Human Genome Sciences, Inc.*	1,496	4,279
MWI Veterinary Supply, Inc.*	122	4,253
CardioNet, Inc.*	260	4,243
Computer Programs & Systems, Inc.	110	4,214
Quidel Corp.*	280	4,077
Sun Healthcare Group, Inc.*	482	4,068
Emergency Medical Services Corp. — Class A*	110	4,050
Res-Care, Inc.*	283	4,047
Bio-Reference Labs, Inc.*	128	4,046
Cypress Bioscience, Inc.*	422	3,975
Enzon Pharmaceuticals, Inc.*	501	3,943
Sirona Dental Systems, Inc.*	195	3,898
Noven Pharmaceuticals, Inc.*	270	3,861
SonoSite, Inc.*	190	3,811

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	75

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Hanger Orthopedic Group, Inc.*	280	$3,805
SurModics, Inc.*	168	3,802
LHC Group, Inc.*	171	3,798
Omnicell, Inc.*	350	3,762
Orthovita, Inc.*	727	3,744
Odyssey HealthCare, Inc.*	358	3,680
Triple-S Management Corp. — Class B*	235	3,664
Symmetry Medical, Inc.*	393	3,663
Angiodynamics, Inc.*	273	3,623
Natus Medical, Inc.*	312	3,600
Molina Healthcare, Inc.*	150	3,588
Ligand Pharmaceuticals, Inc. —Class B*	1,254	3,586
National Healthcare Corp.	90	3,415
Vanda Pharmaceuticals, Inc.*	290	3,413
Air Methods Corp.*	120	3,283
Questcor Pharmaceuticals, Inc.*	633	3,165
DexCom, Inc.*	509	3,151
Hemispherx Biopharma, Inc.*	1,220	3,099
Abiomed, Inc.*	340	2,999
Palomar Medical Technologies, Inc.*	200	2,932
eResearch Technology, Inc.*	470	2,919
Accuray, Inc.*	437	2,915
Emeritus Corp.*	218	2,880
Arqule, Inc.*	462	2,837
Spectrum Pharmaceuticals, Inc.*	360	2,754
BioScrip, Inc.*	460	2,723
Genomic Health, Inc.*	157	2,721
Cadence Pharmaceuticals, Inc.*	272	2,717
Synovis Life Technologies, Inc.*	130	2,700
Affymax, Inc.*	146	2,691
Atrion Corp.	20	2,682
Inspire Pharmaceuticals, Inc.*	475	2,641
Emergent Biosolutions, Inc.*	184	2,637
Universal American Financial Corp.*	300	2,616
Sequenom, Inc.*	667	2,608
Incyte Corp.*	790	2,599
Pharmasset, Inc.*	230	2,587
RTI Biologics, Inc.*	598	2,565
Ardea Biosciences, Inc.*	160	2,518
Facet Biotech Corp.*	271	2,518
Osiris Therapeutics, Inc.*	184	2,471
SIGA Technologies, Inc.*	290	2,448
Kensey Nash Corp.*	92	2,411
NPS Pharmaceuticals, Inc.*	516	2,405
Cross Country Healthcare, Inc.*	344	2,363
IRIS International, Inc.*	200	2,360
Micromet, Inc.*	470	2,341
Cantel Medical Corp.*	142	2,305
AMN Healthcare Services, Inc.*	360	2,297
Insulet Corp.*	294	2,264
Pozen, Inc.*	294	2,258
Sangamo Biosciences, Inc.*	452	2,233

		MARKET
	SHARES	VALUE

Novavax, Inc.*	679	$2,227
Almost Family, Inc.*	85	2,219
Albany Molecular Research, Inc.*	261	2,190
Durect Corp.*	915	2,178
Alliance Imaging, Inc.*	295	2,162
Somanetics Corp.*	130	2,146
Pain Therapeutics, Inc.*	382	2,051
GTx, Inc.*	212	1,957
Kendle International, Inc.*	159	1,946
StemCells, Inc.*	1,140	1,938
US Physical Therapy, Inc.*	130	1,917
Amicus Therapeutics, Inc.*	167	1,912
Zymogenetics, Inc.*	410	1,886
Medcath Corp.*	160	1,882
Repligen Corp.*	340	1,870
Maxygen, Inc.*	277	1,861
Chindex International, Inc.*	149	1,843
Depomed, Inc.*	565	1,836
Immunomedics, Inc.*	719	1,826
Corvel Corp.*	80	1,822
Vital Images, Inc.*	160	1,816
Medical Action Industries, Inc.*	157	1,798
Metabolix, Inc.*	215	1,767
Accelrys, Inc.*	296	1,749
Protalix BioTherapeutics, Inc.*	383	1,731
Spectranetics Corp.*	351	1,730
CryoLife, Inc.*	312	1,728
Ats Medical, Inc.*	520	1,711
Ensign Group, Inc.	120	1,708
BMP Sunstone Corp.*	357	1,692
I-Flow Corp.*	241	1,673
Array Biopharma, Inc.*	532	1,670
Bovie Medical Corp.*	190	1,655
Santarus, Inc.*	570	1,607
Endologix, Inc.*	480	1,603
Assisted Living Concepts, Inc. — Class A*	110	1,601
Enzo Biochem, Inc.*	358	1,586
Skilled Healthcare Group, Inc. —Class A*	208	1,560
ISTA Pharmaceuticals, Inc.*	370	1,554
Micrus Endovascular Corp.*	170	1,537
Ariad Pharmaceuticals, Inc.*	963	1,531
Progenics Pharmaceuticals, Inc.*	290	1,494
Poniard Pharmaceuticals, Inc.*	250	1,493
AVANIR Pharmaceuticals, Inc. — Class A*	670	1,487
Electro-Optical Sciences, Inc.*	190	1,480
Clinical Data, Inc.*	134	1,477
NxStage Medical, Inc.*	250	1,475
Rochester Medical Corp.*	110	1,474
America Service Group, Inc.*	90	1,446
Idera Pharmaceuticals, Inc.*	242	1,418
TomoTherapy, Inc.*	515	1,416

76	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Vascular Solutions, Inc.*	180	$1,408
HeartWare International, Inc.*	50	1,396
Neurocrine Biosciences, Inc.*	432	1,395
Hansen Medical, Inc.*	282	1,393
BioMimetic Therapeutics, Inc.*	150	1,386
Obagi Medical Products, Inc.*	190	1,385
Dyax Corp.*	647	1,385
Insmed, Inc.*	1,380	1,380
Nabi Biopharmaceuticals*	570	1,379
Cytokinetics, Inc.*	484	1,370
Discovery Laboratories, Inc.*	1,318	1,358
Exactech, Inc.*	93	1,349
AVI BioPharma, Inc.*	850	1,343
Cambrex Corp.*	325	1,339
KV Pharmaceutical Co.*	410	1,316
Providence Service Corp.*	120	1,314
ALLION Healthcare, Inc.*	220	1,309
Young Innovations, Inc.	60	1,307
SuperGen, Inc.*	650	1,307
Cutera, Inc.*	150	1,293
American Dental Partners, Inc.*	140	1,270
MAKO Surgical Corp.*	140	1,263
OraSure Technologies, Inc.*	508	1,255
Merge Healthcare, Inc.*	290	1,247
Clarient, Inc.*	330	1,228
Myriad Pharmaceuticals, Inc.*	260	1,209
Rockwell Medical Technologies, Inc.*	160	1,208
Infinity Pharmaceuticals, Inc.*	200	1,168
Idenix Pharmaceuticals, Inc.*	314	1,156
Capital Senior Living Corp.*	252	1,147
Orexigen Therapeutics, Inc.*	220	1,129
Stereotaxis, Inc.*	290	1,125
Aspect Medical Systems, Inc.*	190	1,123
Curis, Inc.*	700	1,113
Transcend Services, Inc.*	70	1,110
Lexicon Genetics, Inc.*	884	1,096
Alphatec Holdings, Inc.*	330	1,096
Chelsea Therapeutics International, Inc.*	260	1,095
Allied Healthcare International, Inc.*	500	1,085
AMICAS, Inc.*	390	1,084
Cytori Therapeutics, Inc.*	297	1,072
Utah Medical Products, Inc.	40	1,068
Harvard Bioscience, Inc.*	270	1,067
Health Grades, Inc.*	260	1,017
Vical, Inc.*	370	1,003
SciClone Pharmaceuticals*	390	998
Molecular Insight Pharmaceuticals, Inc.*	190	982
MAP Pharmaceuticals, Inc.*	80	978
BioCryst Pharmaceuticals, Inc.*	240	967
Biospecifics Technologies Corp.*	40	953
ARYx Therapeutics, Inc.*	230	950

		MARKET
	SHARES	VALUE

Metropolitan Health Networks, Inc.*	450	$905
TranS1, Inc.*	144	897
Delcath Systems, Inc.*	250	895
Adolor Corp.*	506	891
Cardiac Science Corp.*	220	884
Biodel, Inc.*	170	877
OncoGenex Pharmaceutical, Inc.*	40	875
NovaMed, Inc.*	220	869
Celldex Therapeutics, Inc.*	110	860
Nighthawk Radiology Holdings, Inc.*	230	851
Sunrise Senior Living, Inc.*	501	827
Cynosure, Inc.*	106	811
Hi-Tech Pharmacal Company, Inc.*	90	801
Home Diagnostics, Inc.*	130	798
Cardium Therapeutics, Inc.*	430	796
Sucampo Pharmaceuticals, Inc. — Class A*	125	771
Cardiovascular Systems, Inc.*	100	771
Cornerstone Therapeutics, Inc.*	70	769
LCA-Vision, Inc.*	180	760
Lannet Company, Inc.*	110	754
Continucare Corp.*	320	746
Akorn, Inc.*	620	744
Opko Health, Inc.*	420	743
Repros Therapeutics, Inc.*	100	719
Life Sciences Research, Inc.*	100	717
RadNet, Inc.*	317	713
Javelin Pharmaceuticals, Inc.*	548	674
BioDelivery Sciences International, Inc.*	100	667
OXiGENE, Inc.*	300	654
Virtual Radiologic Corp.*	70	632
NeurogesX, Inc.*	110	620
National Research Corp.	25	610
MedQuist, Inc.	100	608
EnteroMedics, Inc.*	170	566
Matrixx Initiatives, Inc.*	100	559
MiddleBrook Pharmaceuticals, Inc.*	404	545
Nanosphere, Inc.*	110	540
Acura Pharmaceuticals, Inc.*	90	538
American Caresource Holdings, Inc.*	120	449
Synta Pharmaceuticals Corp.*	180	416
Caraco Pharm Labs, Inc.*	110	338

Total Health Care		1,251,199

CONSUMER DISCRETIONARY 9.5%
Bally Technologies, Inc.*	605	18,102
Tupperware Brands Corp.	691	17,980
Tractor Supply Co.*	400	16,528
The Warnaco Group, Inc.*	503	16,297
Carter’s, Inc.*	634	15,603
J. Crew Group, Inc.*	555	14,996
Corinthian Colleges, Inc.*	880	14,898
Jack in the Box, Inc.*	630	14,143

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	77

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Rent-A-Center, Inc.*	726	$12,945
Fossil, Inc.*	524	12,618
Wolverine World Wide, Inc.	540	11,912
Cheesecake Factory, Inc.*	664	11,487
Gymboree Corp.*	322	11,425
Men’s Wearhouse, Inc.	571	10,952
Polaris Industries, Inc.	340	10,921
Tempur-Pedic International, Inc.	835	10,913
Matthews International Corp. —Class A	340	10,581
Sotheby’s	738	10,413
Collective Brands, Inc.*	711	10,359
Iconix Brand Group, Inc.*	658	10,120
Jones Apparel Group, Inc.	940	10,086
Capella Education Co.*	165	9,892
Bob Evans Farms, Inc.	343	9,858
Deckers Outdoor Corp.*	140	9,838
Buckle, Inc.	282	8,959
Life Time Fitness, Inc.*	443	8,864
Eastman Kodak Co.	2,960	8,762
Pool Corp.	528	8,744
Coinstar, Inc.*	326	8,704
Vail Resorts, Inc.*	320	8,582
Regis Corp.	482	8,392
P.F. Chang’s China Bistro, Inc.*	260	8,336
Under Armour, Inc.*	366	8,191
Ryland Group, Inc.	475	7,961
American Public Education, Inc.*	199	7,882
CEC Entertainment, Inc.*	251	7,399
Orient-Express Hotels Ltd. —Class A	850	7,216
99 Cents Only Stores*	522	7,089
Group 1 Automotive, Inc.	272	7,077
Cracker Barrel Old Country Store, Inc.	252	7,031
Dress Barn, Inc.*	489	6,993
Children’s Place Retail Stores, Inc.*	264	6,978
Jos. A. Bank Clothiers, Inc.*	200	6,892
Sonic Corp.*	672	6,740
Sally Beauty Holdings, Inc.*	1,045	6,646
Meritage Homes Corp.*	348	6,563
Cooper Tire & Rubber Co.	648	6,428
Buffalo Wild Wings, Inc.*	196	6,374
Timberland Co. — Class A*	480	6,370
True Religion Apparel, Inc.*	282	6,289
National CineMedia, Inc.	457	6,288
Pinnacle Entertainment, Inc.*	659	6,122
Texas Roadhouse, Inc.*	553	6,033
Blue Nile, Inc.*	139	5,976
Jo-Ann Stores, Inc.*	288	5,953
Papa John’s International, Inc.*	240	5,950
Unifirst Corp.	160	5,947
DineEquity, Inc.	190	5,926
Hibbett Sports Inc.*	325	5,850

		MARKET
	SHARES	VALUE

Lululemon Athletica, Inc.*	447	$5,824
Saks, Inc.*	1,310	5,803
K12 Inc.*	265	5,711
Fred’s, Inc.	442	5,569
Tenneco, Inc.*	523	5,544
Helen of Troy Ltd.*	330	5,541
Cabela’s, Inc. — Class A*	445	5,473
PEP Boys-Manny Moe & Jack	539	5,465
Ameristar Casinos, Inc.	281	5,347
OfficeMax Inc.	840	5,275
Cato Corp. — Class A	299	5,215
AnnTaylor Stores Corp.*	650	5,187
Dillard’s, Inc. — Class A	560	5,152
American Greetings Corp. —Class A	430	5,022
Scholastic Corp.	250	4,947
NutriSystem, Inc.	339	4,915
Steiner Leisure Ltd.*	159	4,854
Gaylord Entertainment Co.*	380	4,830
Charming Shoppes, Inc.*	1,274	4,739
Stage Stores, Inc.	420	4,662
HSN, Inc.*	440	4,651
Arbitron, Inc.	290	4,608
CKE Restaurants, Inc.	540	4,579
CKX, Inc.*	642	4,552
Monro Muffler Brake, Inc.	176	4,525
Live Nation, Inc.*	924	4,491
Steven Madden, Ltd.*	170	4,326
Stewart Enterprises, Inc. — Class A	890	4,290
Ascent Media Corp. — Class A*	160	4,253
Dolan Media Co.*	329	4,208
Brunswick Corp.	971	4,195
Citi Trends, Inc.*	160	4,141
Spartan Motors, Inc.	363	4,113
Interval Leisure Group, Inc.*	440	4,101
Cinemark Holdings, Inc.	362	4,098
Jakks Pacific, Inc.*	312	4,003
Genesco, Inc.*	210	3,942
Columbia Sportswear Co.	127	3,927
Shuffle Master, Inc.*	589	3,893
PetMed Express, Inc.*	259	3,893
Harte-Hanks, Inc.	420	3,885
Ruby Tuesday, Inc.*	581	3,869
Coldwater Creek, Inc.*	632	3,830
National Presto Industries, Inc.	50	3,805
BJ’s Restaurants, Inc.*	224	3,779
ArvinMeritor, Inc.	824	3,617
HOT Topic, Inc.*	494	3,611
Asbury Automotive Group, Inc.	352	3,604
Callaway Golf Co.	710	3,600
Skechers U.S.A., Inc. — Class A*	368	3,595
Superior Industries International, Inc.	250	3,525
Finish Line, Inc. — Class A	472	3,502

78	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Pre-Paid Legal Services, Inc.*	80	$3,487
Ulta Salon Cosmetics & Fragrance, Inc.*	311	3,458
Smith & Wesson Holding Corp.*	594	3,374
Brown Shoe Company, Inc.	460	3,330
The Wet Seal, Inc. — Class A*	1,071	3,288
Universal Technical Institute, Inc.*	220	3,285
Peet’s Coffee & Tea, Inc.*	130	3,276
Valassis Communications, Inc.*	532	3,251
Churchill Downs, Inc.	96	3,231
Red Robin Gourmet Burgers, Inc.*	170	3,188
Shutterfly, Inc.*	228	3,181
CROCS, Inc.*	924	3,142
World Wrestling Entertainment, Inc.	245	3,077
Domino’s Pizza, Inc.*	410	3,071
Liz Claiborne, Inc.	1,050	3,024
Universal Electronics, Inc.*	147	2,965
Charlotte Russe Holding, Inc.*	228	2,937
Core-Mark Holding Company, Inc.*	111	2,893
Ambassadors Group, Inc.	210	2,892
Knology, Inc.*	330	2,848
Grand Canyon Education, Inc.*	167	2,802
California Pizza Kitchen, Inc.*	209	2,778
Ethan Allen Interiors, Inc.	267	2,766
Fuel Systems Solutions, Inc.*	137	2,766
iRobot Corp.*	213	2,765
La-Z-Boy, Inc.	575	2,714
Ticketmaster Entertainment, Inc.*	420	2,696
Volcom, Inc.*	215	2,688
Christopher & Banks Corp.	397	2,664
Warnaco Group/Old, Inc. — Class A*	200	2,656
Sonic Automotive, Inc.	260	2,642
Big 5 Sporting Goods Corp.	237	2,621
Sturm Ruger & Company, Inc.	210	2,612
Quiksilver, Inc.*	1,406	2,601
Bridgepoint Education, Inc.*	150	2,550
Lumber Liquidators, Inc.*	161	2,537
K-Swiss, Inc. — Class A	295	2,508
RC2 Corp.*	189	2,500
Stein Mart, Inc.*	281	2,490
Drew Industries, Inc.*	200	2,434
Pacific Sunwear of California, Inc.*	722	2,433
Maidenform Brands, Inc.*	210	2,409
Lincoln Educational Services Corp.*	115	2,407
RCN Corp.*	400	2,388
Steak n Shake Co.*	270	2,360
Winnebago Industries, Inc.	317	2,355
Marcus Corp.	220	2,314
Blyth, Inc.	70	2,295

		MARKET
	SHARES	VALUE

Denny’s Corp.*	1,061	$2,281
ChinaCast Education Corp.*	320	2,278
Isle of Capri Casinos, Inc.*	170	2,264
Standard-Pacific Corp.*	1,113	2,259
America’s Car Mart, Inc.*	110	2,255
Mediacom Communications Corp.*	434	2,218
Fuqi International, Inc.*	106	2,195
Exide Technologies*	550	2,052
Jackson Hewitt Tax Service, Inc.	325	2,035
Overstock.com, Inc.*	168	2,009
Borders Group, Inc.*	540	1,987
Pier 1 Imports, Inc.*	996	1,982
M/I Homes, Inc.*	202	1,978
Speedway Motorsports, Inc.	140	1,926
Boca Resorts, Inc. — Class A*	70	1,921
AFC Enterprises, Inc.*	284	1,917
Krispy Kreme Doughnuts, Inc.*	637	1,911
Movado Group, Inc.	176	1,855
Haverty Furniture Companies, Inc.	202	1,848
Weyco Group, Inc.	80	1,847
hhgregg, Inc.*	120	1,819
Tween Brands, Inc.*	270	1,804
FGX International Holdings Ltd.*	158	1,798
Dorman Products, Inc.*	130	1,798
Zumiez, Inc.*	224	1,794
Bebe Stores, Inc.	260	1,789
Cavco Industries, Inc.*	70	1,773
O’Charleys, Inc.	190	1,758
Lithia Motors, Inc. — Class A	190	1,756
Belo Corp. — Class A	977	1,749
drugstore.com, Inc.*	959	1,745
Modine Manufacturing Co.	359	1,723
Mac-Gray Corp.*	130	1,721
Kirkland’s, Inc.*	140	1,681
Skyline Corp.	77	1,675
Raser Technologies, Inc.*	592	1,658
American Axle & Manufacturing Holdings, Inc.	480	1,651
Rentrak Corp.*	100	1,643
Oxford Industries, Inc.	140	1,631
CSS Industries, Inc.	80	1,630
Wonder Auto Technology, Inc.*	160	1,621
Cherokee, Inc.	80	1,586
G-III Apparel Group Ltd.*	137	1,574
Midas, Inc.*	150	1,572
Talbots, Inc.	272	1,469
Amerigon, Inc.*	240	1,464
Multimedia Games, Inc.*	290	1,438
Hooker Furniture Corp.	124	1,424
Dana Holding Corp.*	1,104	1,413
Standard Motor Products, Inc.	170	1,406
Furniture Brands International, Inc.	459	1,391

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	79

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Hovnanian Enterprises, Inc. — Class A*	568	$1,340
Conn’s, Inc.*	106	1,325
American Apparel, Inc.*	360	1,310
Systemax, Inc.*	110	1,310
Global Sources Ltd.*	179	1,291
DSW, Inc.*	130	1,281
Universal Travel Group*	110	1,231
McCormick & Schmick’s Seafood Restaurants, Inc.*	160	1,218
Shoe Carnival, Inc.*	100	1,193
Stanley Furniture Co.	110	1,187
Audiovox Corp. — Class A*	190	1,113
Tuesday Morning Corp.*	330	1,112
Youbet.com, Inc.*	330	1,089
CPI Corp.	60	1,019
Stamps.com, Inc.*	120	1,018
Carmike Cinemas, Inc.	120	1,006
Sealy Corp.*	505	990
Gaiam, Inc.*	180	985
Benihana, Inc.*	150	948
Learning Tree International, Inc.*	90	927
Outdoor Channel Holdings, Inc.*	157	926
Morgans Hotel Group Co.*	240	919
Sinclair Broadcast Group, Inc. — Class A	470	912
Zale Corp.*	260	894
Luby’s, Inc.*	220	893
West Marine, Inc.*	160	882
Martha Stewart Omnimedia, Inc.*	288	881
Princeton Review, Inc.*	162	876
New York & Company, Inc.*	282	871
Reading International, Inc. — Class A*	190	865
Sport Supply Group, Inc.	100	859
Leapfrog Enterprises, Inc.*	370	847
Destination Maternity Corp.*	50	834
Build-A-Bear Workshop, Inc.*	186	831
Hawk Corp.*	60	831
Stoneridge, Inc.*	171	821
Rex Stores Corp.*	80	805
Ruth’s Chris Steak House*	218	800
Carrols Restaurant Group, Inc.*	120	799
Beazer Homes USA, Inc.*	430	787
Town Sports International Holdings, Inc.*	208	780
Fisher Communications, Inc.	60	767
Dover Downs Gaming & Entertainment, Inc.	165	767
Orbitz Worldwide, Inc.*	400	760
Steinway Musical Instruments, Inc.*	70	749
LodgeNet Interactive Corp.*	220	748
Monarch Casino & Resort, Inc.*	100	730

		MARKET
	SHARES	VALUE

Perry Ellis International, Inc.*	100	$728
Red Lion Hotels Corp.*	150	720
Unifi, Inc.*	490	696
Landry’s Restaurants, Inc.*	80	688
EW Scripps Co. — Class A	320	669
Great Wolf Resorts, Inc.*	312	636
Lakes Entertainment, Inc.*	210	611
Playboy Enterprises, Inc. — Class B*	237	595
Frisch’s Restaurants, Inc.	20	591
Retail Ventures, Inc.*	270	589
Nobel Learning Communities, Inc.*	50	574
Books-A-Million, Inc.	80	569
Kenneth Cole Productions, Inc. — Class A	80	562
1-800-FLOWERS.com, Inc.*	291	559
Caribou Coffee Company, Inc.*	80	514
Syms Corp.*	67	503
Lin TV Corp. — Class A*	296	497
Journal Communications, Inc. — Class A	450	473
Einstein Noah Restaurant Group, Inc.*	50	433
Brookfield Homes Corp.*	107	428
Lear Corp.*	846	423
Bluegreen Corp.*	165	416
US Auto Parts Network, Inc.*	110	415
Marine Products Corp.	106	398
Primedia, Inc.	180	362
Gander Mountain Co.*	60	360
Value Line, Inc.	10	329
China Automotive Systems, Inc.*	50	275
NIVS IntelliMedia Technology Group, Inc.*	90	266
Crown Media Holdings, Inc. — Class A*	117	195

Total Consumer Discretionary		1,073,782

ENERGY 3.2%
Nordic American Tanker Shipping	475	15,114
Arena Resources, Inc.*	425	13,536
World Fuel Services Corp.	321	13,235
Dril-Quip, Inc.*	320	12,192
Bill Barrett Corp.*	418	11,478
Bristow Group, Inc.*	322	9,541
Berry Petroleum Co. — Class A	467	8,682
Penn Virginia Corp.	502	8,218
Key Energy Services, Inc.*	1,360	7,834
Gran Tierra Energy, Inc.*	2,250	7,762
CARBO Ceramics, Inc.	210	7,182
NATCO Group, Inc.*	217	7,144
GulfMark Offshore, Inc.*	253	6,983
Lufkin Industries, Inc.	160	6,728
Goodrich Petroleum Corp.*	273	6,713

80	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Atlas America, Inc.	370	$6,612
Tetra Technologies, Inc.*	830	6,607
USEC, Inc.*	1,239	6,591
Global Industries Ltd.*	1,100	6,226
Swift Energy Co.*	338	5,628
Parker Drilling Co.*	1,278	5,547
Contango Oil & Gas Co.*	130	5,524
Willbros Group, Inc.*	436	5,454
Hornbeck Offshore Services, Inc.*	250	5,347
General Maritime Corp.	536	5,301
Ship Finance International Ltd.	479	5,283
Carrizo Oil & Gas, Inc.*	307	5,265
Rosetta Resources, Inc.*	582	5,092
James River Coal Co.*	300	4,539
Patriot Coal Corp.*	700	4,466
Cal Dive International, Inc.*	491	4,237
BPZ Resources, Inc.*	852	4,166
McMoRan Exploration Co.*	689	4,106
Complete Production Services, Inc.*	643	4,089
Hercules Offshore*	970	3,851
Delta Petroleum Corp.*	1,963	3,789
W&T Offshore, Inc.	370	3,604
Matrix Service Co.*	292	3,352
Brigham Exploration Co.*	914	3,190
Golar LNG Ltd.	360	3,078
DHT Maritime, Inc.	550	2,866
International Coal Group, Inc.*	1,000	2,860
GMX Resources, Inc.*	268	2,852
Clean Energy Fuels Corp.*	328	2,824
Stone Energy Corp.*	378	2,805
Newpark Resources, Inc.*	976	2,782
Vaalco Energy, Inc.*	640	2,707
Dawson Geophysical Co.*	90	2,687
RPC, Inc.	309	2,580
PHI, Inc.*	150	2,571
ION Geophysical Corp.*	993	2,552
Knightsbridge Tankers Ltd.	186	2,537
Petroleum Development Corp.*	160	2,510
Western Refining, Inc.*	348	2,457
Pioneer Drilling Co.*	470	2,251
ATP Oil & Gas Corp.*	311	2,165
Gulf Island Fabrication, Inc.	130	2,058
Oilsands Quest, Inc.*	2,140	2,054
APCO Argentina, Inc.	105	2,019
Gulfport Energy Corp.*	294	2,014
Northern Oil And Gas, Inc.*	307	1,956
Crosstex Energy, Inc.	452	1,880
Cheniere Energy, Inc.*	622	1,829
CVR Energy, Inc.*	247	1,811
FX Energy, Inc.*	472	1,789
Petroquest Energy, Inc.*	470	1,734
Endeavour International Corp.*	1,259	1,712
Basic Energy Services, Inc.*	250	1,708

		MARKET
	SHARES	VALUE

Natural Gas Services Group, Inc.*	127	$1,689
T-3 Energy Services, Inc. — Class A*	140	1,667
Warren Resources, Inc.*	654	1,602
Rex Energy Corp.*	277	1,579
Harvest Natural Resources, Inc.*	358	1,579
Panhandle Oil and Gas, Inc. — Class A	80	1,570
Syntroleum Corp.*	700	1,547
Venoco, Inc.*	200	1,534
Toreador Resources Corp.	225	1,508
Allis-Chalmers Energy, Inc.*	648	1,497
Uranium Energy Corp.*	510	1,479
Evergreen Energy, Inc.*	1,445	1,416
Zion Oil & Gas, Inc.*	130	1,381
Boots & Coots, Inc.*	860	1,195
Delek US Holdings, Inc.	138	1,170
Clayton Williams Energy, Inc.*	60	1,132
Teekay Tankers Ltd.	120	1,115
Bronco Drilling Company, Inc.*	260	1,113
Bolt Technology Corp.*	96	1,079
Isramco, Inc.*	10	1,065
ENGlobal Corp.*	200	984
OYO Geospace Corp.*	37	949
Uranerz Energy Corp.*	500	940
Alon USA Energy, Inc.	90	932
Approach Resources, Inc.*	133	918
Westmoreland Coal Co.*	113	915
Superior Well Services, Inc.*	150	893
Parallel Petroleum Corp.*	459	890
Geokinetics, Inc.*	65	887
CREDO Petroleum Corp.*	80	854
Georesources, Inc.*	77	785
TGC Industries, Inc.*	150	731
Union Drilling, Inc.*	110	728
Sulphco, Inc.*	748	688
Green Plains Renewable Energy, Inc.*	100	655
Vantage Drilling Co.*	330	578
PrimeEnergy Corp.*	10	358
Cubic Energy, Inc.*	300	324

Total Energy		369,782

MATERIALS 2.8%
Rock-Tenn Co. — Class A	423	16,142
Silgan Holdings, Inc.	286	14,022
Sensient Technologies Corp.	544	12,278
Olin Corp.	864	10,273
H.B. Fuller Co.	536	10,061
W.R. Grace & Co.*	805	9,958
OM Group, Inc.*	338	9,809
Coeur d’Alene Mines Corp.*	759	9,336
Worthington Industries, Inc.	660	8,441
Calgon Carbon Corp.*	596	8,278
Texas Industries, Inc.	262	8,216

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	81

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Rockwood Holdings, Inc.*	542	$7,935
Minerals Technologies, Inc.	213	7,672
Domtar Corp.*	460	7,627
NewMarket Corp.	110	7,406
Arch Chemicals, Inc.	276	6,787
Hecla Mining Co.*	2,405	6,445
Koppers Holdings, Inc.	233	6,144
Kaiser Aluminum Corp.	170	6,105
Solutia, Inc.*	1,044	6,013
Amcol International Corp.	260	5,611
Balchem Corp.	200	4,904
Schweitzer-Mauduit International, Inc.	170	4,626
Westlake Chemical Corp.	218	4,445
Glatfelter	499	4,441
RTI International Metals, Inc.*	247	4,364
Deltic Timber Corp.	122	4,327
A. Schulman, Inc.	260	3,928
Louisiana-Pacific Corp.*	1,139	3,895
Allied Nevada Gold Corp.*	480	3,869
Stepan Co.	85	3,754
Brush Engineered Materials, Inc.*	220	3,685
Clearwater Paper Corp.*	132	3,338
Innophos Holdings, Inc.	194	3,277
Wausau Paper Corp.	478	3,212
Spartech Corp.	340	3,125
Century Aluminum Co.*	500	3,115
Haynes International, Inc.*	130	3,081
Zoltek Companies, Inc.*	312	3,033
LSB Industries, Inc.*	187	3,024
Zep, Inc.	245	2,952
Myers Industries, Inc.	354	2,945
Horsehead Holding Corp.*	391	2,913
Innospec, Inc.	264	2,838
PolyOne Corp.*	1,025	2,778
Stillwater Mining Co.*	451	2,575
American Vanguard Corp.	219	2,475
Olympic Steel, Inc.	100	2,447
US Gold Corp.*	880	2,323
Hawkins, Inc.	100	2,258
Graphic Packaging Holding Co.*	1,230	2,251
GenTek, Inc.*	100	2,233
A.M. Castle & Co.	180	2,174
Landec Corp.*	292	1,983
Buckeye Technologies, Inc.*	434	1,949
Headwaters, Inc.*	469	1,576
Quaker Chemical Corp.	118	1,568
Omnova Solutions, Inc.*	480	1,565
General Moly, Inc.*	703	1,561
AEP Industries, Inc.*	59	1,557
Neenah Paper, Inc.	160	1,410
Bway Holding Co.*	80	1,402
Ferro Corp.	504	1,386
ShengdaTech, Inc.*	310	1,169

		MARKET
	SHARES	VALUE

Universal Stainless & Alloy*	70	$1,139
KapStone Paper and Packaging Corp.*	230	1,079
Paramount Gold and Silver Corp.*	700	1,064
China Precision Steel, Inc.*	345	856
United States Lime & Minerals, Inc.*	20	848
ICO, Inc.*	300	816
U.S. Concrete, Inc.*	370	733
Corus Group PLC — SP ADR*	90	728
General Steel Holdings, Inc.*	173	687
NL Industries, Inc.	77	568
Boise, Inc.*	320	550
Sutor Technology Group Ltd.*	80	262

Total Materials		315,620

UTILITIES 2.6%
Piedmont Natural Gas Co.	809	19,505
WGL Holdings, Inc.	552	17,675
Nicor, Inc.	501	17,345
New Jersey Resources Corp.	461	17,075
Portland General Electric Co.	832	16,207
Cleco Corp.	666	14,932
IDACORP, Inc.	519	13,567
Northwest Natural Gas Co.	289	12,809
South Jersey Industries, Inc.	334	11,653
Southwest Gas Corp.	494	10,972
Avista Corp.	597	10,633
PNM Resources, Inc.	959	10,271
Unisource Energy Corp.	386	10,244
Black Hills Corp.	432	9,932
NorthWestern Corp.	403	9,172
Mge Energy, Inc.	252	8,455
Allete, Inc.	290	8,338
California Water Service Group	224	8,252
CH Energy Group, Inc.	170	7,939
Laclede Group, Inc.	237	7,852
UIL Holding Corp.	316	7,094
El Paso Electric Co.*	501	6,994
American States Water Co.	196	6,789
Empire District Electric Co.	378	6,245
SJW Corp.	140	3,178
Consolidated Water Company, Inc.	160	2,536
Unitil Corp.	120	2,474
Chesapeake Utilities Corp.	76	2,472
Central Vermont Public Service Corp.	128	2,317
Middlesex Water Co.	149	2,153
York Water Co.	130	1,993
Connecticut Water Service, Inc.	86	1,865
Southwest Water Co.	270	1,490
Cadiz, Inc.*	140	1,348
Pennichuck Corp.	50	1,140
Artesian Resources Corp. — Class A	70	1,115
Florida Public Utilities Co.	70	982
U.S. Geothermal, Inc.*	676	960

Total Utilities		295,973

82	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

CONSUMER STAPLES 2.6%
Casey’s General Stores, Inc.	564	$14,489
Chattem, Inc.*	210	14,301
United Natural Foods, Inc.*	474	12,443
Ruddick Corp.	467	10,942
TreeHouse Foods, Inc.*	355	10,213
Sanderson Farms, Inc.	220	9,900
Universal Corp.	284	9,403
Lancaster Colony Corp.	210	9,255
Nu Skin Enterprises, Inc.	547	8,369
Winn-Dixie Stores, Inc.*	605	7,587
Fresh Del Monte Produce, Inc.*	450	7,317
Lance, Inc.	314	7,263
Hain Celestial Group, Inc.*	449	7,009
Central Garden and Pet Co. — Class A*	690	6,797
American Italian Pasta Co. — Class A*	230	6,702
Bare Escentuals, Inc.*	730	6,475
Tootsie Roll Industries, Inc.	273	6,194
Darling International, Inc.*	906	5,980
Andersons, Inc.	198	5,928
J&J Snack Foods Corp.	165	5,924
Vector Group Ltd.	406	5,802
WD-40 Co.	180	5,220
Diamond Foods, Inc.	182	5,078
Chiquita Brands International, Inc.*	487	4,997
Smart Balance, Inc.*	690	4,699
Pantry, Inc.*	249	4,133
Weis Markets, Inc.	119	3,989
Cal-Maine Foods, Inc.	152	3,794
Nash Finch Co.	140	3,788
American Dairy, Inc.*	95	3,768
Alliance One International, Inc.*	983	3,735
American Oriental Bioengineering, Inc.*	681	3,603
Heckmann Corp.*	880	3,300
Pricesmart, Inc.	180	3,015
Spartan Stores, Inc.	237	2,941
Coca-Cola Bottling Company Consolidated	52	2,867
Boston Beer Company, Inc. — Class A*	96	2,841
Elizabeth Arden, Inc.*	269	2,348
Seneca Foods Corp. — Class A*	70	2,339
Prestige Brands Holdings, Inc. — Class A*	369	2,269
Zhongpin, Inc.*	217	2,248
Synutra International, Inc.*	203	2,233
Calavo Growers, Inc.	110	2,181
Ingles Markets, Inc. — Class A	140	2,134
Village Super Market	70	2,083
USANA Health Sciences, Inc.*	69	2,051
AgFeed Industries, Inc.*	297	1,761

		MARKET
	SHARES	VALUE

B&G Foods, Inc.	198	$1,665
Medifast, Inc.*	140	1,604
Farmer Brothers Co.	70	1,602
Imperial Sugar Company, Inc.	130	1,574
Great Atlantic & Pacific Tea Company, Inc*	370	1,573
China Sky One Medical, Inc.*	113	1,523
National Beverage Corp.*	120	1,278
Griffin Land & Nurseries, Inc.	40	1,251
Arden Group, Inc.	10	1,251
Nutraceutical International Corp.*	120	1,247
Alico, Inc.	40	1,201
Inter Parfums, Inc.	156	1,145
Revlon, Inc.*	210	1,142
Orchids Paper Products Co.*	50	1,028
HQ Sustainable Maritime Industries, Inc.*	102	933
Overhill Farms, Inc.*	170	896
Susser Holdings Corp.*	80	895
Oil-Dri Corp. of America	60	891
Omega Protein Corp.*	213	865
Female Health Co.*	180	864
China-Biotics, Inc.*	80	862
Star Scientific, Inc.*	845	752
Diedrich Coffee, Inc.*	30	713
Zapata Corp.*	100	681
Lifeway Foods, Inc.*	50	645
Schiff Nutrition International, Inc.*	124	631
Mannatech, Inc.	170	561

Total Consumer Staples		290,981

TELECOMMUNICATION SERVICES 0.9%
Syniverse Holdings, Inc.*	753	12,070
Neutral Tandem, Inc.*	358	10,568
Centennial Communications Corp.*	938	7,842
Premiere Global Services, Inc.*	668	7,241
Cincinnati Bell, Inc.*	2,370	6,731
NTELOS Holdings Corp.	334	6,152
AboveNet, Inc.*	70	5,669
Shenandoah Telecommunications Co.	262	5,316
Iowa Telecommunications Services, Inc.	357	4,466
Cogent Communications Group, Inc.*	491	4,002
Atlantic Tele-Network, Inc.	99	3,890
Cbeyond, Inc.*	260	3,731
PAETEC Holding Corp.*	1,348	3,640
Alaska Communications Systems Group, Inc.	492	3,601
General Communication, Inc. — Class A*	460	3,188
USA Mobility, Inc.	249	3,177
Consolidated Communications Holdings, Inc.	262	3,068

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	83

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Global Crossing*	316	$2,901
iPCS, Inc. — Class A*	190	2,842
Virgin Mobile USA, Inc. — Class A*	424	1,704
SureWest Communications*	160	1,675
D&E Communications, Inc.	160	1,637
HickoryTech Corp.	140	1,075
inContact, Inc.*	300	822
Fibernet Telecom Group, Inc.*	60	745
Fairpoint Communications, Inc.	986	592
Ibasis, Inc.*	300	393

Total Telecommunication Services		108,738

Total Common Stocks (Cost $6,973,063)		8,254,478

RIGHTS 0.0%

CONSUMER DISCRETIONARY 0.0%
Sealy Corp.*
Expires 07/02/09	505	1,071

Total Consumer Discretionary		1,071

Total Rights (Cost $—)		1,071

WARRANTS 0.0%

CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	52	2

Total Consumer Discretionary		2

Total Warrants (Cost $—)		2

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 24.5%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	$1,041,335	1,041,335
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	508,969	508,969
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	407,176	407,176
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	407,176	407,176
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	407,176	407,176

		MARKET
		VALUE

Total Repurchase Agreements (Cost $2,771,832)		$2,771,832

Total Investments 97.3% (Cost $9,744,895)		$11,027,383

Other Assets in Excess of Liabilities – 2.7%		$305,928

Net Assets – 100.0%		$11,333,311

		Unrealized
	Contracts	Gain (loss)

FUTURES CONTRACTS PURCHASED
September 2009 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $4,002,140)	79	$(20,271)

	UNITS
EQUITY INDEX SWAP AGREEMENTS
Goldman Sachs International July 2009 Russell 2000 Index Swap, Terminating 07/08/09††† (Notional Market Value $1,690,348)	3,326	$30,821
Credit Suisse Capital, LLC September 2009 Russell 2000 Index Swap, Terminating 09/25/09††† (Notional Market Value $3,015,392)	5,933	(3,558)

(Total Notional Market Value $4,705,740)		$27,263

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

ADR — American Depository Receipt.
84	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     INVERSE RUSSELL 2000® STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 26.0%
Federal Farm Credit Bank* 0.12% due 07/01/09	$1,000,000	$1,000,000
Federal Home Loan Bank* 0.09% due 07/01/09	1,000,000	1,000,000

Total Federal Agency Discount Notes (Cost $2,000,000)		2,000,000

REPURCHASE AGREEMENTS† 120.5%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	2,780,273	2,780,273
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	1,915,842	1,915,842
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	1,532,673	1,532,673
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	1,532,673	1,532,673
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	1,532,673	1,532,673

Total Repurchase Agreements (Cost $9,294,134)		9,294,134

Total Investments 146.5% (Cost $11,294,134)		$11,294,134

Liabilities in Excess of Other Assets – (46.5)%		$(3,582,944)

Net Assets – 100.0%		$7,711,190

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT
September 2009 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,722,440)	34	$2,500

		UNREALIZED
	UNITS	GAIN

EQUITY INDEX SWAP AGREEMENTS

SOLD SHORT
Credit Suisse Capital, LLC September 2009 Russell 2000 Index Swap, Terminating 09/25/09††† (Notional Market Value $5,708,316)	11,231	$9,009
Goldman Sachs International July 2009 Russell 2000 Index Swap, Terminating 07/08/09††† (Notional Market Value $264,913)	521	7,031

(Total Notional Market Value $5,973,229)		$16,040

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	85

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 14.4%
Fannie Mae* 0.02% due 07/13/09	$3,000,000	$2,999,980
Federal Farm Credit Bank** 0.12% due 07/01/09	2,000,000	2,000,000
Federal Home Loan Bank** 0.02% due 07/02/09	2,000,000	1,999,999

Total Federal Agency Discount Notes (Cost $6,999,979)		6,999,979

U.S. TREASURY OBLIGATIONS 51.7%
U.S. Treasury Bond 4.25% due 05/15/39	25,375,000	25,093,496

Total U.S. Treasury Obligations (Cost $24,187,133)		25,093,496

REPURCHASE AGREEMENTS† 29.8%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	3,287,350	3,287,350
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	3,253,769	3,253,769
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	2,629,879	2,629,879
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	2,629,879	2,629,879
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	2,629,879	2,629,879

Total Repurchase Agreements (Cost $14,430,756)		14,430,756

Total Investments 95.9% (Cost $45,617,868)		$46,524,231

Other Assets in Excess of Liabilities – 4.1%		$1,966,646

Net Assets – 100.0%		$48,490,877

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED
September 2009 U.S. Treasury Bond Futures Contracts (Aggregate Market Value of Contracts $54,402,188)	460	$902,726

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 6.
86	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 15.8%
Federal Farm Credit Bank* 0.28% due 08/21/09	$1,000,000	$999,604
Federal Home Loan Bank* 0.09% due 07/01/09	3,000,000	3,000,000

Total Federal Agency Discount Notes (Cost $3,999,604)		3,999,604

REPURCHASE AGREEMENTS† 77.4%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	4,474,801	4,474,801
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	4,429,091	4,429,091
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	3,579,840	3,579,840
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	3,579,840	3,579,840
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	3,579,840	3,579,840

Total Repurchase Agreements (Cost $19,643,412)		19,643,412

Total Investments 93.2% (Cost $23,643,016)		$23,643,016

Other Assets in Excess of Liabilities – 6.8%		$1,722,990

Net Assets – 100.0%		$25,366,006

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT
September 2009 U.S. Treasury Bond Futures Contracts (Aggregate Market Value of Contracts $41,511,234)	351	$587,140

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 6.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	87

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     EUROPE 1.25x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 71.4%

FINANCIALS 18.1%
HSBC Holdings PLC — SP ADR	10,990	$459,052
Banco Santander Central
Hispano SA — SP ADR	22,370	270,677
Credit Suisse Group AG — SP ADR	5,060	231,394
Banco Bilbao Vizcaya
Argentaria SA — SP ADR	16,630	208,873
Deutsche Bank AG— SP ADR	2,930	178,730
Barclays PLC — SP ADR	8,650	159,506
Allianz SE — SP ADR	16,660	153,439
AXA — SP ADR	7,900	149,784
UBS AG — SP ADR*	11,900	145,299
ING Groep NV — SP ADR	7,600	77,064
Willis Group Holdings Ltd. — SP ADR	1,910	49,144
Lloyds TSB Group PLC — SP ADR	9,090	43,359
Allied Irish Banks PLC — SP ADR	4,090	19,468

Total Financials		2,145,789

HEALTH CARE 13.9%
Novartis AG — SP ADR	10,700	436,453
GlaxoSmithKline PLC — SP ADR	12,000	424,080
Sanofi-Aventis — SP ADR	10,730	316,428
AstraZeneca PLC — SP ADR	5,830	257,336
Novo Nordisk A/S — SP ADR	1,930	105,108
Teva Pharmaceutical Industries Ltd. — SP ADR	1,420	70,063
Alcon, Inc. — SP ADR	400	46,448

Total Health Care		1,655,916

ENERGY 11.5%
BP PLC — SP ADR	9,580	456,774
Total SA — SP ADR	7,230	392,083
Royal Dutch Shell PLC — SP ADR	5,830	292,608
Eni SpA — SP ADR	4,330	205,285
Compagnie Generale de
Geophysique SA, Inc. — SP ADR*	1,350	24,395

Total Energy		1,371,145

TELECOMMUNICATION SERVICES 11.3%
Telefonica SA — SP ADR	6,090	413,450
Vodafone Group PLC — SP ADR	18,110	352,964

		MARKET
	SHARES	VALUE

France Telecom SA — SP ADR	12,380	$282,388
Deutsche Telekom AG — SP ADR	14,230	167,914
BT Group PLC — SP ADR	7,160	120,288

Total Telecommunication Services		1,337,004

CONSUMER STAPLES 4.4%
Unilever NV — SP ADR	9,310	225,116
Diageo PLC — SP ADR	3,640	208,390
British American Tobacco PLC — SP ADR	1,670	93,186

Total Consumer Staples		526,692

MATERIALS 4.4%
BHP Billiton Ltd. — SP ADR	2,930	160,359
Rio Tinto PLC — SP ADR	740	121,264
Anglo American PLC — SP ADR	7,800	114,192
ArcelorMittal — SP ADR	2,290	75,753
Syngenta AG — SP ADR	1,070	49,776

Total Materials		521,344

INFORMATION TECHNOLOGY 3.4%
Nokia Oyj — SP ADR	11,990	174,814
SAP AG — SP ADR	3,640	146,291
Telefonaktiebolaget LM Ericsson — SP ADR	8,920	87,238

Total Information Technology		408,343

INDUSTRIALS 2.6%
Siemens AG — SP ADR	2,660	184,045
Koninklijke Philips Electronics NV — SP ADR	3,460	63,733
Ryanair Holdings PLC — SP ADR*	2,120	60,187

Total Industrials		307,965

CONSUMER DISCRETIONARY 1.5%
Daimler AG— SP ADR	3,460	125,494
Carnival PLC — SP ADR	1,860	49,830

Total Consumer Discretionary		175,324

UTILITIES 0.3%
Veolia Environnement — SP ADR	1,250	36,925

Total Utilities		36,925

Total Common Stocks (Cost $7,359,571)		8,486,447

88	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     EUROPE 1.25x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 19.3%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	$521,591	$521,591
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	516,263	516,263
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	417,273	417,273
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	417,273	417,273
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	417,273	417,273

Total Repurchase Agreements (Cost $2,289,673)		2,289,673

Total Investments 90.7% (Cost $9,649,244)		$10,776,120

Other Assets in Excess of Liabilities – 9.3%		$1,108,868

Net Assets – 100.0%		$11,884,988

		Unrealized
	Contracts	Gain (Loss)

CURRENCY FUTURES CONTRACTS PURCHASED
September 2009 EURO Currency Futures Contracts (Aggregate Market Value of Contracts $6,312,600)	36	$23,237

FUTURES CONTRACTS PURCHASED
September 2009 Dow Jones EURO STOXX 50 Index Futures Contracts (Aggregate Market Value of Contracts $2,089,690)	62	$5,406
September 2009 Dow Jones STOXX 50 Index Futures Contracts (Aggregate Market Value of Contracts $5,679,185)	193	(998)

(Total Aggregate Market Value of Contracts $7,768,874)		$4,408

Country Diversification
The pie chart above reflects
percentages of the market value of
Common Stocks.

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 6.

ADR — American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	89

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     JAPAN 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 7.9%
Freddie Mac* 0.15% due 07/13/09	$1,000,000	$999,950

Total Federal Agency Discount Notes (Cost $999,950)		999,950

REPURCHASE AGREEMENTS† 73.7%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	2,106,999	2,106,999
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	2,085,477	2,085,477
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	1,685,600	1,685,600
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	1,685,600	1,685,600
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	1,685,600	1,685,600

Total Repurchase Agreements (Cost $9,249,276)		9,249,276

Total Investments 81.6% (Cost $10,249,226)		$10,249,226

Other Assets in Excess of Liabilities – 18.4%		$2,303,798

Net Assets – 100.0%		$12,553,024

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

CURRENCY FUTURES
CONTRACTS PURCHASED
September 2009 Japanese Yen Currency Futures Contracts (Aggregate Market Value of Contracts $24,936,000)	192	$352,320

FUTURES CONTRACTS PURCHASED
September 2009 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Market Value of Contracts $25,111,125)	505	$(8,972)

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Repurchase Agreements — See Note 6.
90	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     DOW 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 65.6%

INFORMATION TECHNOLOGY 11.9%
International Business Machines Corp.	6,190	$646,360
Hewlett-Packard Co.	6,190	239,243
Microsoft Corp.	6,190	147,136
Cisco Systems, Inc.*	6,190	115,382
Intel Corp.	6,190	102,445

Total Information Technology		1,250,566

INDUSTRIALS 11.7%
3M Co.	6,190	372,019
United Technologies Corp.	6,192	321,736
Boeing Co.	6,190	263,075
Caterpillar, Inc.	6,190	204,518
General Electric Co.	6,190	72,547

Total Industrials		1,233,895

CONSUMER STAPLES 10.1%
Procter & Gamble Co.	6,198	316,718
Wal-Mart Stores, Inc.	6,190	299,843
Coca-Cola Co.	6,190	297,058
Kraft Foods, Inc.	6,190	156,855

Total Consumer Staples		1,070,474

ENERGY 8.0%
Exxon Mobil Corp.	6,190	432,743
Chevron Corp.	6,190	410,087

Total Energy		842,830

FINANCIALS 6.5%
Travelers Companies, Inc.	6,190	254,037
JPMorgan Chase & Co.	6,189	211,107
American Express Co.	6,190	143,856
Bank of America Corp.	6,190	81,708

Total Financials		690,708

CONSUMER DISCRETIONARY 6.1%
McDonald’s Corp.	6,190	355,863
Home Depot, Inc.	6,190	146,269
Walt Disney Co.	6,190	144,413

Total Consumer Discretionary		646,545

HEALTH CARE 5.9%
Johnson & Johnson	6,190	351,592
Merck & Company, Inc.	6,190	173,072
Pfizer, Inc.	6,190	92,850

Total Health Care		617,514

TELECOMMUNICATION SERVICES 3.3%
Verizon Communications, Inc.	6,196	190,403
AT&T, Inc.	6,190	153,760

Total Telecommunication Services		344,163

MATERIALS 2.1%
E.I. du Pont de Nemours and Co.	6,190	158,588

		MARKET
	SHARES	VALUE

Alcoa, Inc.	6,190	$63,943

Total Materials		222,531

Total Common Stocks (Cost $6,207,157)		6,919,226

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 32.8%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	$2,550,001	2,550,001
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	268,776	268,776
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	215,021	215,021
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	215,021	215,021
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	215,021	215,021

Total Repurchase Agreements (Cost $3,463,840)		3,463,840

Total Investments 98.4% (Cost $9,670,997)		$10,383,066

Other Assets in Excess of Liabilities – 1.6%		$168,903

Net Assets – 100.0%		$10,551,969

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED
September 2009 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Market Value of Contracts $2,016,960)	48	$(6,034)

	UNITS
EQUITY INDEX SWAP AGREEMENT
Goldman Sachs International July 2009 Dow Jones Industrial Average Index Swap, Terminating 07/08/09††† (Notional Market Value $12,142,972)	1,438	$(265,697)

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	91

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     INVERSE DOW 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 13.9%
Farmer Mac* 0.14% due 07/14/09	$1,000,000	$999,949
Federal Home Loan Bank* 0.09% due 07/01/09	2,000,000	2,000,000

Total Federal Agency Discount Notes (Cost $2,999,949)		2,999,949

REPURCHASE AGREEMENTS† 85.3%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09††	6,783,772	6,783,772
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	3,417,377	3,417,377
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	2,733,902	2,733,902
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	2,733,902	2,733,902
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	2,733,902	2,733,902

Total Repurchase Agreements (Cost $18,402,855)		18,402,855

Total Investments 99.2% (Cost $21,402,804)		$21,402,804

Other Assets in Excess of Liabilities – 0.8%		$165,992

Net Assets – 100.0%		$21,568,796

		UNREALIZED
	CONTRACTS	GAIN

FUTURES CONTRACTS SOLD SHORT
September 2009 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Market Value of Contracts $18,530,820)	441	$642,657

UNITS

EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
Goldman Sachs International July 2009 Dow Jones Industrial Average Index, Terminating 07/08/09††† (Notional Market Value $24,788,555)	2,935	$790,428

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

†††	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
92	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     S&P SMALLCAP 600 PURE VALUE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%

CONSUMER DISCRETIONARY 58.5%
Stein Mart, Inc.*	153,331	$1,358,513
O’Charleys, Inc.	118,037	1,091,842
Ruby Tuesday, Inc.*	149,513	995,757
Sonic Automotive, Inc.	74,802	759,988
Lithia Motors, Inc. — Class A	80,667	745,363
Standard Motor Products, Inc.	82,384	681,316
Group 1 Automotive, Inc.	20,136	523,939
PEP Boys-Manny Moe & Jack	40,460	410,264
Big 5 Sporting Goods Corp.	34,193	378,175
Oxford Industries, Inc.	30,209	351,935
Brunswick Corp.	77,378	334,273
Tuesday Morning Corp.*	95,245	320,976
Spartan Motors, Inc.	23,104	261,768
OfficeMax, Inc.	40,282	252,971
EW Scripps Co. — Class A	111,814	233,691
Liz Claiborne, Inc.	76,839	221,296
DineEquity, Inc.	7,028	219,203
Christopher & Banks Corp.	29,637	198,864
La-Z-Boy, Inc.	40,854	192,831
Stage Stores, Inc.	16,524	183,416
MarineMax, Inc.*	51,824	178,275
Perry Ellis International, Inc.*	20,304	147,813
Standard-Pacific Corp.*	68,787	139,638
Brown Shoe Company, Inc.	18,542	134,244
Quiksilver, Inc.*	72,290	133,736
Tween Brands, Inc.*	18,283	122,130
Russ Berrie & Company, Inc.*	29,646	115,916
Live Nation, Inc.*	23,153	112,524
Superior Industries International, Inc.	7,397	104,298
Zale Corp.*	26,677	91,769
Ethan Allen Interiors, Inc.	7,461	77,296
Men’s Wearhouse, Inc.	3,870	74,227
Arctic Cat, Inc.	18,280	73,851
Hillenbrand, Inc.	3,648	60,703
National Presto Industries, Inc.	782	59,510

Total Consumer Discretionary		11,342,311

FINANCIALS 15.7%
National Financial Partners Corp.	76,670	561,224
Colonial Properties Trust	24,406	180,604
DiamondRock Hospitality Co.	27,391	171,468
Pennsylvania Real Estate Investment Trust	30,216	151,080
Stewart Information Services Corp.	9,917	141,317
BioMed Realty Trust, Inc.	10,302	105,390
National Retail Properties, Inc.	5,739	99,572
Parkway Properties, Inc.	6,941	90,233
Cedar Shopping Centers, Inc.	19,953	90,188

		MARKET
	SHARES	VALUE

Senior Housing Properties Trust	5,333	$87,035
Sterling Savings Bank	29,881	86,954
Lexington Realty Trust	23,411	79,597
Kite Realty Group Trust	26,746	78,098
Post Properties, Inc.	5,800	77,952
LTC Properties, Inc.	3,695	75,563
Extra Space Storage, Inc.	8,116	67,769
Independent Bank Corp.	46,229	61,022
Delphi Financial Group, Inc. — Class A	3,077	59,786
Entertainment Properties Trust	2,755	56,753
Sovran Self Storage, Inc.	2,290	56,334
Home Properties, Inc.	1,629	55,549
Frontier Financial Corp.	45,340	54,861
Franklin Street Properties Corp.	3,701	49,038
Mid-America Apartment Communities, Inc.	1,320	48,457
Whitney Holding Corp.	5,149	47,165
Presidential Life Corp.	6,065	45,912
Brookline Bancorp, Inc.	4,895	45,621
Eastgroup Properties, Inc.	1,373	45,337
Kilroy Realty Corp.	2,164	44,449
Umpqua Holding Corp.	5,322	41,299
Urstadt Biddle Properties, Inc.	2,829	39,832
Inland Real Estate Corp.	5,128	35,896
Acadia Realty Trust	2,708	35,339
Susquehanna Bancshares, Inc.	6,154	30,093
South Financial Group, Inc.	21,570	25,668
First Midwest Bancorp, Inc.	3,109	22,727

Total Financials		3,045,182

INFORMATION TECHNOLOGY 12.6%
SYNNEX Corp.*	19,897	497,226
Technitrol, Inc.	74,948	484,914
Insight Enterprises, Inc.*	40,990	395,963
Keithley Instruments, Inc.	55,270	221,080
Startek, Inc.*	25,049	200,893
Brightpoint, Inc.*	27,538	172,663
Agilysys, Inc.	29,005	135,743
Cypress Semiconductor Corp.*	13,169	121,155
Rudolph Technologies, Inc.*	15,199	83,899
Gerber Scientific, Inc.*	23,639	59,098
CTS Corp.	6,095	39,922
Hutchinson Technology, Inc.*	16,691	32,547

Total Information Technology		2,445,103

INDUSTRIALS 7.1%
Spherion Corp.*	91,283	376,086
Bowne & Company, Inc.	34,033	221,555
John Bean Technologies Corp.	14,124	176,832
Volt Information Sciences, Inc.*	17,902	112,246
CDI Corp.	8,775	97,841
Apogee Enterprises, Inc.	7,257	89,261
Briggs & Stratton Corp.	5,186	69,181
Baldor Electric Co.	2,575	61,259

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	93

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     S&P SMALLCAP 600 PURE VALUE FUND

		MARKET
	SHARES	VALUE

Consolidated Graphics, Inc.*	2,745	$47,818
Barnes Group, Inc.	3,465	41,199
Standard Register Co.	12,031	39,221
C&D Technologies, Inc.*	17,824	35,648
Wabash National Corp.	25,640	17,948

Total Industrials		1,386,095

MATERIALS 2.8%
Neenah Paper, Inc.	18,709	164,826
Quaker Chemical Corp.	8,059	107,104
Myers Industries, Inc.	9,384	78,075
PolyOne Corp.*	25,443	68,950
A. Schulman, Inc.	4,379	66,167
Buckeye Technologies, Inc.*	13,879	62,317

Total Materials		547,439

CONSUMER STAPLES 1.5%
Andersons, Inc.	6,255	187,274
Great Atlantic & Pacific Tea Company, Inc*	23,619	100,381

Total Consumer Staples		287,655

UTILITIES 1.0%
Atmos Energy Corp.	2,860	71,614
Central Vermont Public Service Corp.	2,227	40,309
UIL Holding Corp.	1,770	39,736
CH Energy Group, Inc.	825	38,528

Total Utilities		190,187

TELECOMMUNICATION SERVICES 0.3%
Iowa Telecommunications Services, Inc.	3,106	38,856
Fairpoint Communications, Inc.	39,631	23,779

Total Telecommunication Services		62,635

Total Common Stocks (Cost $12,962,841)		19,306,607

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT† 0.7%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$134,576	$134,576

Total Repurchase Agreement (Cost $134,576)		134,576

Total Investments 100.2% (Cost $13,097,417)		$19,441,183

Liabilities in Excess of Other Assets – (0.2)%		$(43,917)

Net Assets – 100.0%		$19,397,266

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 6.
94	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     S&P MIDCAP 400 PURE VALUE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.6%

FINANCIALS 24.6%
Protective Life Corp.	14,453	$165,342
SL Green Realty Corp.	6,317	144,912
Hospitality Properties Trust	8,655	102,908
Mack-Cali Realty Corp.	4,466	101,825
Horace Mann Educators Corp.	10,154	101,235
Old Republic International Corp.	9,520	93,772
Liberty Property Trust	4,055	93,427
Macerich Co.	5,229	92,082
Unitrin, Inc.	7,490	90,030
Duke Realty Corp.	10,068	88,296
Fidelity National Financial, Inc. — Class A	6,034	81,640
Webster Financial Corp.	9,938	80,001
Camden Property Trust	2,675	73,830
Nationwide Health Properties, Inc.	2,785	71,686
Apollo Investment Corp.	11,651	69,906
Omega Healthcare Investors, Inc.	4,388	68,102
Weingarten Realty Investors	4,690	68,052
Highwoods Properties, Inc.	2,967	66,372
Realty Income Corp.	2,947	64,598
New York Community Bancorp, Inc.	5,898	63,050
Regency Centers Corp.	1,722	60,115
Equity One, Inc.	4,416	58,556
Alexandria Real Estate Equities, Inc.	1,587	56,799
BRE Properties, Inc. — Class A	2,350	55,836
Washington Federal, Inc.	3,565	46,345
Cousins Properties, Inc.	5,396	45,862
First American Corp.	1,702	44,099
UDR, Inc.	3,382	34,936
Associated Banc-Corp.	2,511	31,388
Wilmington Trust Corp.	1,937	26,459
PacWest Bancorp	1,932	25,425
Astoria Financial Corp.	2,531	21,716

Total Financials		2,288,602

MATERIALS 20.1%
Temple-Inland, Inc.	54,534	715,486
Ashland, Inc.	20,060	562,683
Louisiana-Pacific Corp.*	71,385	244,137
Packaging Corporation of America	5,969	96,698
RPM International, Inc.	6,139	86,192
Worthington Industries, Inc.	4,876	62,364
Cabot Corp.	4,273	53,754
Cytec Industries, Inc.	2,552	47,518

Total Materials		1,868,832

		MARKET
	SHARES	VALUE

CONSUMER DISCRETIONARY 19.1%
Williams-Sonoma, Inc.	19,814	$235,192
Foot Locker, Inc.	20,139	210,855
Brinker International, Inc.	11,949	203,491
Barnes & Noble, Inc.	8,754	180,595
Boyd Gaming Corp.*	19,169	162,937
Brink’s Home Security Holdings, Inc.*	5,619	159,074
AnnTaylor Stores Corp.*	18,930	151,061
Harte-Hanks, Inc.	12,150	112,388
Blyth, Inc.	3,387	111,060
Regis Corp.	5,743	99,986
American Greetings Corp. — Class A	7,002	81,783
Bob Evans Farms, Inc.	2,285	65,671

Total Consumer Discretionary		1,774,093

INDUSTRIALS 11.9%
Oshkosh Corp.	28,534	414,884
Kelly Services, Inc. — Class A	13,626	149,205
HNI Corp.	6,927	125,102
Timken Co.	5,217	89,106
Crane Co.	3,579	79,848
Manpower, Inc.	1,813	76,762
Deluxe Corp.	5,917	75,797
Alexander & Baldwin, Inc.	2,046	47,958
Federal Signal Corp.	5,669	43,368

Total Industrials		1,102,030

INFORMATION TECHNOLOGY 11.2%
Tech Data Corp.*	7,223	236,264
RF Micro Devices, Inc.*	55,181	207,481
Ingram Micro, Inc. — Class A*	9,563	167,353
Vishay Intertechnology, Inc.*	21,185	143,846
Intersil Corp. — Class A	7,902	99,328
Arrow Electronics, Inc.*	3,778	80,245
Avnet, Inc.*	3,038	63,889
Imation Corp.	5,964	45,386

Total Information Technology		1,043,792

UTILITIES 5.6%
PNM Resources, Inc.	8,660	92,749
Oneok, Inc.	2,751	81,127
Great Plains Energy, Inc.	5,113	79,507
Westar Energy, Inc.	3,053	57,305
NV Energy, Inc.	5,303	57,219
OGE Energy Corp.	1,960	55,507
AGL Resources, Inc.	1,655	52,629
Black Hills Corp.	2,077	47,750

Total Utilities		523,793

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	95

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     S&P MIDCAP 400 PURE VALUE FUND

		MARKET
	SHARES	VALUE

HEALTH CARE 3.7%
Health Net, Inc.*	9,410	$146,325
WellCare Health Plans, Inc.*	6,041	111,698
Kindred Healthcare, Inc.*	7,167	88,656

Total Health Care		346,679

CONSUMER STAPLES 2.6%
Smithfield Foods, Inc.*	12,005	167,710
Universal Corp.	2,149	71,153

Total Consumer Staples		238,863

ENERGY 0.8%
Southern Union Co.	3,930	72,273

Total Energy		72,273

Total Common Stocks (Cost $6,894,824)		9,258,957

WARRANTS 0.0%

CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	27	1

Total Consumer Discretionary		1

Total Warrants (Cost $—)		1

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.3%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$27,693	27,693

Total Repurchase Agreement (Cost $27,693)		27,693

Total Investments 99.9% (Cost $6,922,517)		$9,286,651

Other Assets in Excess of Liabilities – 0.1%		$11,045

Net Assets – 100.0%		$9,297,696

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 6.
96	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     S&P 500 PURE VALUE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%

FINANCIALS 35.7%
XL Capital Ltd.	57,727	$661,551
Genworth Financial, Inc. — Class A	63,870	446,451
Morgan Stanley	7,173	204,502
ProLogis	24,987	201,395
Hartford Financial Services Group, Inc.	13,525	160,542
American International Group, Inc.*	125,709	145,822
Host Hotels & Resorts, Inc.	16,623	139,467
Lincoln National Corp.	7,086	121,950
CIT Group, Inc.	49,872	107,225
Comerica, Inc.	4,462	94,371
Bank of America Corp.	6,372	84,110
Legg Mason, Inc.	3,268	79,674
Prudential Financial, Inc.	2,005	74,626
Fifth Third Bancorp	10,335	73,379
Allstate Corp.	2,553	62,293
HCP, Inc.	2,264	47,974
Apartment Investment & Management Co. — Class A	5,414	47,914
Citigroup, Inc.	15,676	46,558
SunTrust Banks, Inc.	2,726	44,843
Ameriprise Financial, Inc.	1,829	44,390
Health Care REIT, Inc.	1,294	44,125
Boston Properties, Inc.	919	43,836
Simon Property Group, Inc.	830	42,701
Principal Financial Group, Inc.	2,239	42,183
Vornado Realty Trust	922	41,502
Huntington Bancshares, Inc.	9,507	39,739
JPMorgan Chase & Co.	1,126	38,408
Capital One Financial Corp.	1,544	33,783
KIMCO Realty Corp.	3,239	32,552
BB&T Corp.	1,465	32,201
Cincinnati Financial Corp.	1,370	30,620
Regions Financial Corp.	7,544	30,478
Assurant, Inc.	1,220	29,390
Equity Residential	1,310	29,121
Marshall & Ilsley Corp.	5,748	27,590
KeyCorp	5,227	27,390
AvalonBay Communities, Inc.	478	26,739
U.S. Bancorp	1,281	22,956
Zions Bancorporation	1,188	13,733

Total Financials		3,518,084

CONSUMER DISCRETIONARY 23.4%
Office Depot, Inc.*	66,799	304,603
Wyndham Worldwide Corp.	17,818	215,954
Ford Motor Co.*	34,734	210,835
Macy’s, Inc.	16,478	193,781
Goodyear Tire & Rubber Co.*	15,420	173,629
CBS Corp.	20,228	139,978

		MARKET
	SHARES	VALUE

AutoNation, Inc.*	5,780	$100,283
J.C. Penney Company, Inc.	3,167	90,925
Limited Brands, Inc.	7,310	87,501
International Game Technology, Inc.	5,454	86,719
Gannett Company, Inc.	22,145	79,058
Whirlpool Corp.	1,849	78,693
Meredith Corp.	3,015	77,033
Carnival Corp.	2,731	70,378
Leggett & Platt, Inc.	3,640	55,437
Starwood Hotels & Resorts Worldwide, Inc.	2,386	52,969
Johnson Controls, Inc.	2,400	52,128
Newell Rubbermaid, Inc.	4,990	51,946
Eastman Kodak Co.	14,813	43,846
Time Warner, Inc.	1,683	42,395
Darden Restaurants, Inc.	1,074	35,421
Mattel, Inc.	1,977	31,731
Fortune Brands, Inc.	769	26,715

Total Consumer Discretionary		2,301,958

MATERIALS 8.9%
MeadWestvaco Corp.	9,150	150,151
AK Steel Holding Corp.	7,745	148,627
International Paper Co.	8,937	135,217
Alcoa, Inc.	9,904	102,308
Dow Chemical Co.	4,146	66,916
United States Steel Corp.	1,785	63,796
Eastman Chemical Co.	1,624	61,550
Air Products & Chemicals, Inc.	775	50,057
Weyerhaeuser Co.	1,628	49,540
E.I. du Pont de Nemours and Co.	1,855	47,525

Total Materials		875,687

UTILITIES 7.7%
Constellation Energy Group, Inc.	4,093	108,792
NiSource, Inc.	7,869	91,753
Pinnacle West Capital Corp.	2,162	65,184
TECO Energy, Inc.	4,148	49,486
Pepco Holdings, Inc.	3,578	48,088
DTE Energy Co.	1,461	46,752
Ameren Corp.	1,834	45,648
Duke Energy Corp.	2,980	43,478
Progress Energy, Inc.	1,128	42,672
Integrys Energy Group, Inc.	1,374	41,206
CenterPoint Energy, Inc.	3,573	39,589
Consolidated Edison, Inc.	1,033	38,655
American Electric Power
Company, Inc.	1,117	32,270
Xcel Energy, Inc.	1,719	31,647
SCANA Corp.	919	29,840

Total Utilities		755,060

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	97
1

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     S&P 500 PURE VALUE FUND

		MARKET
	SHARES	VALUE

CONSUMER STAPLES 6.3%
SUPERVALU, Inc.	15,706	$203,393
Tyson Foods, Inc. — Class A	10,741	135,444
Coca-Cola Enterprises, Inc.	4,292	71,462
Altria Group, Inc.	4,036	66,150
Philip Morris International, Inc.	1,444	62,987
Reynolds American, Inc.	1,215	46,923
ConAgra Foods, Inc.	1,923	36,653

Total Consumer Staples		623,012

ENERGY 3.7%
Tesoro Corp.	16,004	203,731
Spectra Energy Corp.	4,750	80,370
Valero Energy Corp.	4,539	76,664

Total Energy		360,765

HEALTH CARE 3.6%
Tenet Healthcare Corp.*	60,090	169,454
AmerisourceBergen Corp.	5,730	101,650
Pfizer, Inc.	2,695	40,425
McKesson Corp.	895	39,380

Total Health Care		350,909

TELECOMMUNICATION SERVICES 3.5%
Qwest Communications International, Inc.	23,889	99,139
CenturyTel, Inc.	2,844	87,311
Windstream Corp.	6,168	51,565
Frontier Communications Corp.	6,286	44,882
Verizon Communications, Inc.	1,065	32,727
AT&T, Inc.	1,218	30,255

Total Telecommunication Services		345,879

INFORMATION TECHNOLOGY 3.5%
Jabil Circuit, Inc.	16,536	122,697
Sun Microsystems, Inc.*	9,065	83,579
Analog Devices, Inc.	2,324	57,589
Microchip Technology, Inc.	2,054	46,318
Molex, Inc.	2,229	34,661

Total Information Technology		344,844

INDUSTRIALS 3.2%
RR Donnelley & Sons Co.	6,766	78,621
Masco Corp.	6,886	65,968
Textron, Inc.	4,659	45,006
General Electric Co.	3,409	39,953
Northrop Grumman Corp.	769	35,128
Avery Dennison Corp.	1,120	28,762
Ryder System, Inc.	920	25,686

Total Industrials		319,124

Total Common Stocks (Cost $7,036,670)		9,795,322

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT† 0.4%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$37,957	$37,957

Total Repurchase Agreement (Cost $37,957)		37,957

Total Investments 99.9% (Cost $7,074,627)		$9,833,279

Other Assets in Excess of Liabilities – 0.1%		$7,349

Net Assets – 100.0%		$9,840,628

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 6.

REIT — Real Estate Investment Trust.
98	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.
2

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     S&P SMALLCAP 600 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%

INFORMATION TECHNOLOGY 29.9%
Intevac, Inc.*	33,922	$295,461
Wright Express Corp.*	10,529	268,174
Commvault Systems, Inc.*	13,508	223,963
Kulicke & Soffa Industries, Inc.*	64,340	220,686
Diodes, Inc.*	12,633	197,580
Smith Micro Software, Inc.*	19,613	192,600
Pericom Semiconductor Corp.*	22,176	186,722
DealerTrack Holdings, Inc.*	10,574	179,758
Perficient, Inc.*	25,230	176,358
Hittite Microwave Corp.*	4,825	167,669
j2 Global Communications, Inc.*	7,263	163,853
Cybersource Corp.*	9,692	148,288
Epicor Software Corp.*	27,847	147,589
Electro Scientific Industries, Inc.*	13,012	145,474
United Online, Inc.	19,382	126,177
Infospace, Inc.*	18,614	123,411
Plexus Corp.*	5,691	116,438
The Knot, Inc.*	14,472	114,039
Netgear, Inc.*	7,877	113,508
Teletech Holdings, Inc.*	7,230	109,534
TTM Technologies, Inc.*	13,711	109,140
Micrel, Inc.	14,079	103,058
Blackbaud, Inc.	6,439	100,126
Synaptics, Inc.*	2,546	98,403
Park Electrochemical Corp.	4,550	97,962
MKS Instruments, Inc.*	7,253	95,667
Websense, Inc.*	5,310	94,730
Varian Semiconductor Equipment Associates, Inc.*	3,939	94,497
ATMI, Inc.*	6,046	93,894
Ebix, Inc.*	2,597	81,338
Heartland Payment Systems, Inc.	8,334	79,756
Concur Technologies, Inc.*	2,367	73,566
Bankrate, Inc.*	2,771	69,940
EPIQ Systems, Inc.*	4,437	68,108
Faro Technologies, Inc.*	4,362	67,742
Daktronics, Inc.	7,658	58,967
ViaSat, Inc.*	2,297	58,895
Comtech Telecommunications Corp.*	1,666	53,112
Bel Fuse, Inc. — Class B	3,084	49,467
Cymer, Inc.*	1,620	48,163
Tyler Technologies, Inc.*	2,869	44,814
CACI International, Inc. — Class A*	978	41,770
Stratasys, Inc.*	3,730	40,993

		MARKET
	SHARES	VALUE

Integral Systems, Inc.*	3,004	$24,993
Global Payments, Inc.	1	37

Total Information Technology		5,166,420

CONSUMER DISCRETIONARY 21.4%
CROCS, Inc.*	127,744	434,330
Ruth’s Chris Steak House*	106,706	391,611
True Religion Apparel, Inc.*	14,524	323,885
Shuffle Master, Inc.*	31,551	208,552
NutriSystem, Inc.	12,617	182,946
Stamps.com, Inc.*	19,068	161,697
Cracker Barrel Old Country Store, Inc.	4,621	128,926
PetMed Express, Inc.*	7,565	113,702
Pre-Paid Legal Services, Inc.*	2,566	111,852
Meritage Homes Corp.*	5,752	108,483
Pool Corp.	6,415	106,232
Zumiez, Inc.*	13,008	104,194
Volcom, Inc.*	7,919	98,988
Dress Barn, Inc.*	6,354	90,862
Jos. A. Bank Clothiers, Inc.*	2,623	90,389
Hibbett Sports, Inc.*	4,592	82,656
Papa John’s International, Inc.*	3,330	82,551
Children’s Place Retail Stores, Inc.*	2,874	75,960
Deckers Outdoor Corp.*	1,028	72,238
Tractor Supply Co.*	1,617	66,814
Drew Industries, Inc.*	5,473	66,606
Maidenform Brands, Inc.*	5,766	66,136
P.F. Chang’s China Bistro, Inc.*	2,034	65,210
CEC Entertainment, Inc.*	2,198	64,797
Capella Education Co.*	980	58,751
K-Swiss, Inc. — Class A	6,862	58,327
Coinstar, Inc.*	2,129	56,844
Gymboree Corp.*	1,558	55,278
HSN, Inc.*	4,541	47,998
Universal Technical Institute, Inc.*	3,209	47,910
Carter’s, Inc.*	1,530	37,653
Monarch Casino & Resort, Inc.*	4,562	33,303

Total Consumer Discretionary		3,695,681

HEALTH CARE 13.9%
Palomar Medical Technologies, Inc.*	17,057	250,056
Quality Systems, Inc.	3,089	175,949
LCA-Vision, Inc.*	41,371	174,586
inVentiv Health, Inc.*	11,798	159,627
Cubist Pharmaceuticals, Inc.*	7,379	135,257
Healthways, Inc.*	8,844	118,952
Catalyst Health Solutions, Inc.*	4,441	110,759
Magellan Health Services, Inc.*	3,229	105,976

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	99
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     S&P SMALLCAP 600 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

Chemed Corp.	2,417	$95,423
Martek Biosciences Corp.	4,383	92,700
Dionex Corp.*	1,427	87,090
Viropharma, Inc.*	14,150	83,909
Air Methods Corp.*	2,894	79,180
Meridian Bioscience, Inc.	3,344	75,507
Abaxis, Inc.*	3,574	73,410
Molina Healthcare, Inc.*	3,012	72,047
Mednax, Inc.*	1,476	62,184
Symmetry Medical, Inc.*	6,351	59,191
eResearch Technology, Inc.*	9,195	57,101
ICU Medical, Inc.*	1,306	53,742
Natus Medical, Inc.*	4,441	51,249
Integra LifeSciences Holdings Corp.*	1,857	49,229
LHC Group, Inc.*	2,133	47,374
Salix Pharmaceuticals Ltd.*	4,494	44,356
Amedisys, Inc.*	1,236	40,813
AmSurg Corp.*	1,627	34,883
SurModics, Inc.*	1,026	23,218

Total Health Care		2,413,768

INDUSTRIALS 9.0%
Ceradyne, Inc.*	7,221	127,523
Astec Industries, Inc.*	3,254	96,611
Viad Corp.	5,102	87,857
Geo Group, Inc.*	4,161	77,311
Actuant Corp. — Class A	6,148	75,006
Aerovironment, Inc.*	2,377	73,354
Knight Transportation, Inc.	4,347	71,943
Toro Co.	2,400	71,760
II-VI, Inc.*	3,164	70,146
Gardner Denver, Inc.*	2,767	69,646
Mueller Industries, Inc.	3,194	66,435
American Science & Engineering, Inc.	951	65,733
Stanley, Inc.*	1,964	64,576
Old Dominion Freight Line, Inc.*	1,890	63,447
Forward Air Corp.	2,873	61,252
Heartland Express, Inc.	3,442	50,666
SkyWest, Inc.	4,900	49,980
Axsys Technologies, Inc.*	930	49,885
SYKES Enterprises, Inc.*	2,734	49,458
Curtiss-Wright Corp.	1,592	47,330
Orbital Sciences Corp.*	2,879	43,675
Teledyne Technologies, Inc.*	1,312	42,968
AAR Corp.*	2,620	42,051
Simpson Manufacturing Company, Inc.	1,851	40,019

Total Industrials		1,558,632

FINANCIALS 8.9%
TradeStation Group, Inc.*	28,845	244,029
Greenhill & Company, Inc.	2,300	166,083
optionsXpress Holdings, Inc.	9,745	151,340

		MARKET
	SHARES	VALUE

eHealth, Inc.*	7,393	$130,560
Portfolio Recovery Associates, Inc.*	2,671	103,448
Employers Holdings, Inc.	6,390	86,585
Wilshire Bancorp, Inc.	13,707	78,815
Bank of the Ozarks, Inc.	3,250	70,298
World Acceptance Corp.*	3,285	65,404
American Physicians Capital, Inc.	1,669	65,358
Signature Bank*	2,312	62,701
Amerisafe, Inc.*	3,657	56,903
Pinnacle Financial Partners, Inc.*	3,790	50,483
First Cash Financial Services, Inc.*	2,727	47,777
PrivateBancorp, Inc.	1,978	43,991
Nara Bancorp, Inc.	7,348	38,063
Stifel Financial Corp.*	780	37,510
East-West Bancorp, Inc.	5,005	32,482
Cascade Bancorp.	10,435	14,713

Total Financials		1,546,543

ENERGY 8.9%
Hornbeck Offshore Services, Inc.*	7,225	154,543
St. Mary Land & Exploration Co.	6,609	137,930
NATCO Group, Inc.*	4,053	133,425
Oil States International, Inc.*	5,120	123,955
Tetra Technologies, Inc.*	15,360	122,265
Dril-Quip, Inc.*	2,895	110,299
Swift Energy Co.*	5,938	98,868
Petroleum Development Corp.*	6,097	95,662
Basic Energy Services, Inc.*	13,390	91,454
Lufkin Industries, Inc.	1,700	71,485
SEACOR Holdings, Inc.*	941	70,801
Superior Well Services, Inc.*	10,895	64,825
ION Geophysical Corp.*	23,688	60,878
Penn Virginia Corp.	3,633	59,472
CARBO Ceramics, Inc.	1,694	57,935
Pioneer Drilling Co.*	10,266	49,174
Petroquest Energy, Inc.*	11,649	42,985

Total Energy		1,545,956

CONSUMER STAPLES 3.9%
Mannatech, Inc.	54,355	179,371
Green Mountain Coffee Roasters, Inc.*	2,915	172,335
Darling International, Inc.*	15,543	102,584
Diamond Foods, Inc.	3,044	84,928
Chattem, Inc.*	801	54,548
Boston Beer Company, Inc. — Class A*	1,485	43,941
Spartan Stores, Inc.	2,854	35,418

Total Consumer Staples		673,125

100	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.
4

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     S&P SMALLCAP 600 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

MATERIALS 3.0%
A.M. Castle & Co.	12,378	$149,526
Eagle Materials, Inc.	5,731	144,650
Brush Engineered Materials, Inc.*	7,805	130,734
Balchem Corp.	1,705	41,807
Headwaters, Inc.*	9,631	32,360
Deltic Timber Corp.	715	25,361

Total Materials		524,438

TELECOMMUNICATION SERVICES 0.6%
Cbeyond, Inc.*	7,510	107,769

Total Telecommunication Services		107,769

Total Common Stocks (Cost $13,344,084)		17,232,332

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.8%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$136,650	136,650

Total Repurchase Agreement (Cost $136,650)		136,650

Total Investments 100.3% (Cost $13,480,734)		$17,368,982

Liabilities in Excess of Other Assets – (0.3)%		$(60,222)

Net Assets – 100.0%		$17,308,760

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 6.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	101
5

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     S&P MIDCAP 400 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%

CONSUMER DISCRETIONARY 28.8%
J. Crew Group, Inc.*	36,487	$985,879
Sotheby’s	52,033	734,186
Aeropostale, Inc.*	20,924	717,065
Chico’s FAS, Inc.*	62,357	606,734
Guess?, Inc.	16,052	413,821
NVR, Inc.*	733	368,252
Urban Outfitters, Inc.*	16,066	335,297
Netflix, Inc.*	7,724	319,310
ITT Educational Services, Inc.*	2,986	300,571
Chipotle Mexican Grill, Inc. — Class A*	3,553	284,240
The Warnaco Group, Inc.*	8,692	281,621
Under Armour, Inc.*	11,645	260,615
Ross Stores, Inc.	6,744	260,318
Marvel Entertainment, Inc.*	7,167	255,074
WMS Industries, Inc.*	7,730	243,572
Lamar Advertising Co.*	15,180	231,799
Strayer Education, Inc.	1,033	225,308
Thor Industries, Inc.	12,030	220,991
Panera Bread Co. — Class A*	4,322	215,495
Career Education Corp.*	8,432	209,872
Advance Auto Parts, Inc.	4,544	188,531
DreamWorks Animation SKG, Inc. — Class A*	6,685	184,439
Priceline.com, Inc.*	1,648	183,834
Dick’s Sporting Goods, Inc.*	10,531	181,133
Toll Brothers, Inc.*	9,419	159,840
Fossil, Inc.*	6,460	155,557
Timberland Co. — Class A*	11,677	154,954
John Wiley & Sons, Inc. — Class A	4,289	142,609
Dollar Tree, Inc.*	2,883	121,374

Total Consumer Discretionary		8,942,291

INDUSTRIALS 17.4%
Joy Global, Inc.	16,220	579,378
Con-way, Inc.	9,605	339,153
Herman Miller, Inc.	21,067	323,168
Corporate Executive Board Co.	15,414	319,995
Bucyrus International, Inc.	10,760	307,306
Thomas & Betts Corp.*	10,430	301,010
Landstar System, Inc.	7,968	286,131
Trinity Industries, Inc.	20,594	280,490
J.B. Hunt Transport Services, Inc.	8,521	260,146
Graco, Inc.	10,750	236,715
Clean Harbors, Inc.*	4,356	235,180
Alliant Techsystems, Inc.*	2,580	212,489
MSC Industrial Direct Co.	5,520	195,850
Terex Corp.*	13,802	166,590

		MARKET
	SHARES	VALUE

Donaldson Company	4,746	$164,401
Rollins, Inc.	9,408	162,852
Korn/Ferry International, Inc.*	13,408	142,661
AMETEK, Inc.	3,608	124,765
FTI Consulting, Inc.*	2,390	121,221
Copart, Inc.*	3,394	117,670
Alaska Air Group, Inc.*	6,251	114,143
Navigant Consulting, Inc.*	8,273	106,887
Roper Industries, Inc.	2,340	106,025
Lincoln Electric Holdings, Inc.	2,880	103,795
Watson Wyatt & Company Holdings	1,960	73,559

Total Industrials		5,381,580

INFORMATION TECHNOLOGY 16.8%
CommScope, Inc.*	26,098	685,333
Lam Research Corp.*	17,620	458,120
Digital River, Inc.*	10,907	396,142
ValueClick, Inc.*	32,053	337,198
NeuStar, Inc.*	14,713	326,040
Silicon Laboratories, Inc.*	8,377	317,823
F5 Networks, Inc.*	8,540	295,399
FactSet Research Systems Inc.	5,786	288,548
DST Systems, Inc.*	7,123	263,195
Plantronics, Inc.	12,665	239,495
Synopsys, Inc.*	11,314	220,736
Cree, Inc.*	7,383	216,986
Metavante Technologies, Inc.*	7,723	199,717
Parametric Technology Corp.*	13,950	163,076
Global Payments, Inc.	3,835	143,659
ANSYS, Inc.*	4,478	139,534
Alliance Data Systems Corp.*	3,252	133,950
Micros Systems, Inc.*	5,110	129,385
ACI Worldwide, Inc.*	6,965	97,231
Gartner, Inc. — Class A*	5,679	86,662
Trimble Navigation Ltd.*	4,387	86,117

Total Information Technology		5,224,346

HEALTH CARE 12.1%
Sepracor, Inc.*	42,776	740,880
United Therapeutics Corp.*	7,319	609,892
Kinetic Concepts, Inc.*	16,081	438,207
VCA Antech, Inc.*	11,896	317,623
IDEXX Laboratories, Inc.*	4,664	215,477
Hologic, Inc.*	14,532	206,790
Cerner Corp.*	3,130	194,968
ResMed, Inc.*	3,816	155,426
Techne Corp.	2,416	154,165
Lincare Holdings, Inc.*	6,356	149,493
Gen-Probe, Inc.*	3,315	142,479
Endo Pharmaceuticals Holdings, Inc.*	7,530	134,938
Pharmaceutical Product Development, Inc.	5,062	117,540
Immucor, Inc.*	7,780	107,053

102	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.
6

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     S&P MIDCAP 400 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

Mettler-Toledo International, Inc.*	1,030	$79,464

Total Health Care		3,764,395

ENERGY 10.1%
Helix Energy Solutions Group, Inc.*	48,110	522,956
Patterson-UTI Energy, Inc.	30,928	397,734
Frontier Oil Corp.	28,378	372,036
Helmerich & Payne, Inc.	12,020	371,057
Quicksilver Resources, Inc.*	37,206	345,644
Unit Corp.*	12,339	340,186
Encore Acquisition Co.*	10,016	308,994
Oceaneering International, Inc.*	4,837	218,632
Superior Energy Services*	11,246	194,218
Comstock Resources, Inc.*	2,153	71,157

Total Energy		3,142,614

FINANCIALS 6.5%
Affiliated Managers Group, Inc.*	6,729	391,560
Eaton Vance Corp.	13,385	358,049
SEI Investments Co.	15,916	287,125
Jones Lang LaSalle, Inc.	7,584	248,224
HCC Insurance Holdings, Inc.	7,560	181,516
Brown & Brown, Inc.	8,017	159,779
W.R. Berkley Corp.	6,499	139,534
SVB Financial Group*	4,519	123,007
Hanover Insurance Group, Inc.	2,993	114,063

Total Financials		2,002,857

MATERIALS 4.9%
Steel Dynamics, Inc.	30,836	454,214
Reliance Steel & Aluminum Co.	11,400	437,646
Cliffs Natural Resources, Inc.	14,934	365,435
FMC Corp.	5,685	268,901

Total Materials		1,526,196

CONSUMER STAPLES 2.9%
Hansen Natural Corp.*	13,667	421,217
Energizer Holdings, Inc.*	6,839	357,269
Church & Dwight Company, Inc.	2,049	111,281

Total Consumer Staples		889,767

Total Common Stocks (Cost $25,473,273)		30,874,046

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	6	—

Total Consumer Discretionary		—

Total Warrants (Cost $—)		—

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT† 0.7%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$204,132	$204,132

Total Repurchase Agreement (Cost $204,132)		204,132

Total Investments 100.2% (Cost $25,677,405)		$31,078,178

Liabilities in Excess of Other Assets – (0.2)%		$(60,274)

Net Assets – 100.0%		$31,017,904

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 6.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	103
7

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     S&P 500 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%

INFORMATION TECHNOLOGY 29.8%
Agilent Technologies, Inc.*	13,054	$265,127
Cognizant Technology Solutions Corp. — Class A*	9,874	263,636
Google, Inc. — Class A*	593	250,003
Motorola, Inc.	35,877	237,864
Apple, Inc.*	1,625	231,449
Akamai Technologies, Inc.*	11,783	225,998
SanDisk Corp.*	15,339	225,330
BMC Software, Inc.*	6,234	210,647
Salesforce.com, Inc.*	5,516	210,546
MasterCard, Inc.	1,227	205,289
Amphenol Corp.	6,116	193,510
Western Digital Corp.*	6,680	177,020
Dell, Inc.*	12,556	172,394
Texas Instruments, Inc.	7,846	167,120
NetApp, Inc.*	8,286	163,400
Microsoft Corp.	6,774	161,018
National Semiconductor Corp.	12,528	157,226
Yahoo!, Inc.*	9,581	150,038
Western Union Co.	8,787	144,107
Autodesk, Inc.*	7,558	143,451
Oracle Corp.	6,340	135,803
Qualcomm, Inc.	2,930	132,436
eBay, Inc.*	7,721	132,261
Intuit, Inc.*	4,606	129,705
Cisco Systems, Inc.*	6,636	123,695
Paychex, Inc.	4,719	118,919
Adobe Systems, Inc.*	3,939	111,474
Fiserv, Inc.*	2,316	105,841
VeriSign, Inc.*	5,619	103,839
MEMC Electronic Materials, Inc.*	5,666	100,911
Altera Corp.	6,001	97,696
Total System Services, Inc.	7,197	96,368
Flir Systems, Inc.*	4,085	92,157
Compuware Corp.*	11,145	76,455
Harris Corp.	2,663	75,523
Lexmark International, Inc.*	3,029	48,009

Total Information Technology		5,636,265

ENERGY 15.8%
Schlumberger Ltd.	4,369	236,407
XTO Energy, Inc.	5,027	191,730
Murphy Oil Corp.	3,288	178,604
Chesapeake Energy Corp.	8,476	168,079
BJ Services Co.	11,900	162,197
Nabors Industries Ltd.*	10,399	162,016
EOG Resources, Inc.	2,121	144,058
Exxon Mobil Corp.	1,931	134,996
Baker Hughes, Inc.	3,579	130,419
Cabot Oil & Gas Corp.	3,987	122,162

		MARKET
	SHARES	VALUE

Sunoco, Inc.	5,124	$118,877
Apache Corp.	1,637	118,110
Cameron International Corp.*	4,152	117,502
Chevron Corp.	1,724	114,215
Anadarko Petroleum Corp.	2,514	114,111
ENSCO International, Inc.	3,220	112,281
Smith International, Inc.	4,212	108,459
Hess Corp.	2,010	108,038
Consol Energy, Inc.	3,095	105,106
FMC Technologies, Inc.*	2,680	100,714
Range Resources Corp.	2,235	92,551
Denbury Resources, Inc.*	6,110	90,000
Devon Energy Corp.	1,200	65,400

Total Energy		2,996,032

CONSUMER DISCRETIONARY 13.7%
Sears Holdings Corp.*	5,529	367,789
Coach, Inc.	9,040	242,995
Amazon.com, Inc.*	2,696	225,547
TJX Companies, Inc.	6,207	195,272
Abercrombie & Fitch Co. — Class A	7,116	180,675
Starbucks Corp.*	12,612	175,181
Apollo Group, Inc. — Class A*	2,062	146,650
AutoZone, Inc.*	907	137,057
McGraw-Hill Companies, Inc.	4,460	134,291
Bed Bath & Beyond, Inc.*	3,956	121,647
Yum! Brands, Inc.	3,418	113,956
Wynn Resorts Ltd.*	3,040	107,312
Sherwin-Williams Co.	1,980	106,425
Viacom, Inc. — Class B*	4,642	105,373
Black & Decker Corp.	2,887	82,742
Nike, Inc. — Class B	1,523	78,861
GameStop Corp. — Class A*	3,518	77,431

Total Consumer Discretionary		2,599,204

HEALTH CARE 12.3%
Intuitive Surgical, Inc.*	1,879	307,517
Celgene Corp.*	4,328	207,052
Waters Corp.*	3,551	182,770
DaVita, Inc.*	3,671	181,568
Express Scripts, Inc.*	2,240	154,000
UnitedHealth Group, Inc.	5,361	133,918
Varian Medical Systems, Inc.*	3,600	126,504
IMS Health, Inc.	9,610	122,047
St. Jude Medical, Inc.*	2,695	110,764
Amgen, Inc.*	1,893	100,215
Medtronic, Inc.	2,773	96,750
Forest Laboratories, Inc.*	3,827	96,096
Biogen Idec, Inc.*	2,000	90,300
Johnson & Johnson	1,582	89,858
Laboratory Corporation of America Holdings*	1,223	82,907

104	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.
8

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     S&P 500 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

Zimmer Holdings, Inc.*	1,917	$81,664
Patterson Companies, Inc.*	3,699	80,268
Stryker Corp.	2,019	80,235

Total Health Care		2,324,433

FINANCIALS 9.1%
CB Richard Ellis Group, Inc. — Class A*	34,063	318,830
IntercontinentalExchange, Inc.*	2,685	306,734
Goldman Sachs Group, Inc.	1,848	272,469
NYSE Euronext	7,511	204,675
SLM Corp.*	19,828	203,634
CME Group, Inc.	595	185,110
Progressive Corp.*	8,092	122,270
Franklin Resources, Inc.	1,392	100,238

Total Financials		1,713,960

INDUSTRIALS 8.3%
Paccar, Inc.	5,344	173,733
Rockwell Collins, Inc.	3,628	151,396
Caterpillar, Inc.	3,724	123,041
CH Robinson Worldwide, Inc.	2,349	122,500
Rockwell Automation, Inc.	3,764	120,900
3M Co.	1,980	118,998
Dun & Bradstreet Corp.	1,449	117,673
Robert Half International, Inc.	4,900	115,738
Equifax, Inc.	4,295	112,100
Expeditors International of Washington, Inc.	3,354	111,822
Lockheed Martin Corp.	1,280	103,232
Fastenal Co.	2,870	95,198
Danaher Corp.	1,517	93,660

Total Industrials		1,559,991

MATERIALS 5.7%
Freeport-McMoRan Copper & Gold, Inc.	8,062	403,987
Titanium Metals Corp.	27,007	248,194
Nucor Corp.	4,453	197,847
Ball Corp.	2,990	135,028
Ecolab, Inc.	2,213	86,285

Total Materials		1,071,341

CONSUMER STAPLES 4.4%
Avon Products, Inc.	4,580	118,072
PepsiCo, Inc.	1,978	108,711
Colgate-Palmolive Co.	1,525	107,879
Kellogg Co.	2,247	104,643
Hershey Co.	2,863	103,068
Sysco Corp.	4,469	100,463
Campbell Soup Co.	3,322	97,733
Estee Lauder Companies, Inc. — Class A	2,984	97,487

Total Consumer Staples		838,056

		MARKET
	SHARES	VALUE

UTILITIES 0.4%
Questar Corp.	2,675	$83,086

Total Utilities		83,086

Total Common Stocks (Cost $13,588,145)		18,822,368

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.5%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$93,396	93,396

Total Repurchase Agreement (Cost $93,396)		93,396

Total Investments 100.0% (Cost $13,681,541)		$18,915,764

Other Assets in Excess of Liabilities – 0.0%		$859

Net Assets – 100.0%		$18,916,623

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 6.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	105
9

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     U.S. GOVERNMENT MONEY MARKET FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 54.8%
Fannie Mae*
0.18% due 08/24/09	$25,000,000	$24,993,250
0.75% due 11/23/09	25,000,000	24,924,479
0.80% due 01/19/10	25,000,000	24,887,778
Federal Home Loan Bank**
0.09% due 07/01/09	25,000,000	25,000,000
0.55% due 10/13/09	25,000,000	24,960,278
Freddie Mac*
0.28% due 10/26/09	25,000,000	24,977,250
0.74% due 12/07/09	25,000,000	24,918,292

Total Federal Agency Discount Notes (Cost $174,661,327)		174,661,327

REPURCHASE AGREEMENTS† 44.9%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	32,609,699	32,609,699
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	32,276,595	32,276,595
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	26,087,760	26,087,760
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	26,087,760	26,087,760
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	26,087,760	26,087,760

Total Repurchase Agreements (Cost $143,149,574)		143,149,574

Total Investments 99.7% (Cost $317,810,901)		$317,810,901

Other Assets in Excess of Liabilities – 0.3%		$946,476

Net Assets – 100.0%		$318,757,377

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 6.
106	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.
10

This page intentionally left blank.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

		Inverse		Inverse
		S&P 500		NASDAQ-100®
	Nova	Strategy	NASDAQ-100®	Strategy
	Fund	Fund	Fund	Fund

Assets
Investment Securities	$28,499,164	$6,998,760	$42,072,667	$1,999,949
Repurchase Agreements	5,431,612	31,211,832	5,675,904	22,263,237

Total Investments	33,930,776	38,210,592	47,748,571	24,263,186
Segregated Cash with Broker	1,746,000	985,500	456,400	658,000
Unrealized Appreciation on Swap Agreements	—	597,749	23,034	134,538
Receivable for Swap Settlement	—	1,632	—	—
Variation Margin on Futures Contracts	—	54,203	—	23,304
Receivable for Securities Sold	23,570	—	—	—
Receivable for Fund Shares Sold	32,061	1,013,265	1,811,844	8,099
Investment Income Receivable	31,183	—	6,454	—

Total Assets	35,763,590	40,862,941	50,046,303	25,087,127

Liabilities
Unrealized Depreciation on Swap Agreements	125,019	—	—	—
Payable for Swap Settlement	190,882	—	51,216	232,671
Variation Margin on Futures Contracts	95,693	—	9,622	—
Payable for Securities Purchased	36,899	—	59,545	—
Payable for Fund Shares Redeemed	55,354	463,899	140,434	8,838,887
Investment Advisory Fees Payable	22,127	28,837	29,501	11,466
Transfer Agent and Administrative Fees Payable	7,376	8,010	9,834	3,185
Distribution and Service Fees Payable	7,376	8,010	9,834	3,185
Portfolio Accounting Fees Payable	2,950	3,204	3,933	1,274
Custody Fees Payable	974	1,057	1,298	420
Dividends Payable	—	—	—	—
Other Accrued Fees	30,925	43,009	40,928	15,972

Total Liabilities	575,575	556,026	356,145	9,107,060

Net Assets	$35,188,015	$40,306,915	$49,690,158	$15,980,067

Net Assets Consist Of
Paid-In Capital	$124,342,774	$53,219,965	$361,017,731	$29,101,381
Undistributed Net Investment Income (Loss)	464,462	(378,721)	(181,391)	(111,015)
Accumulated Net Realized Gain (Loss) on Investments	(91,342,594)	(12,976,915)	(325,701,461)	(13,185,679)
Net Unrealized Appreciation (Depreciation) on Investments	1,723,373	442,586	14,555,279	175,380

Net Assets	$35,188,015	$40,306,915	$49,690,158	$15,980,067

Shares Outstanding	763,397	760,808	3,905,229	820,916

Net Asset Values	$46.09	$52.98	$12.72	$19.47

Cost of Investments	$31,959,021	$38,210,592	$33,187,844	$24,263,186
108	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

June 30, 2009

			Inverse			Inverse	Government
S&P 500	NASDAQ-100®	Mid-Cap	Mid-Cap	Russell 2000®	Russell 2000®	Russell 2000®	Long Bond
2x Strategy	2x Strategy	1.5x Strategy	Strategy	2x Strategy	1.5x Strategy	Strategy	1.2x Strategy
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$11,025,970	$15,770,944	$5,604,036	$—	$1,277,573	$8,255,551	$2,000,000	$32,093,475
3,407,082	9,011,163	3,464,726	2,811,296	501,975	2,771,832	9,294,134	14,430,756

14,433,052	24,782,107	9,068,762	2,811,296	1,779,548	11,027,383	11,294,134	46,524,231
67,546	1,486,800	156,000	42,000	60,000	324,000	128,000	1,446,400
255,391	214,825	72,638	14,069	3,450	30,821	16,040	—
—	—	—	3,923	—	—	—	—
8,429	—	—	1,260	—	—	4,302	—
9,178	—	81,273	—	725	4,315	—	—
4,819,555	656,838	911,872	120,347	414,809	216,454	—	830,236
15,202	2,602	6,094	—	1,350	8,737	—	137,740

19,608,353	27,143,172	10,296,639	2,992,895	2,259,882	11,611,710	11,442,476	48,938,607

—	—	—	3,013	2,422	3,558	—	—
682,366	766,224	34,908	3,328	31,788	230,271	15,331	—
—	38,405	2,424	—	2,100	11,522	—	133,704
14,197	22,899	31,920	—	—	—	—	—
4,198	72,435	4,882	5,710	58,083	8,010	3,695,355	243,782
14,549	20,332	6,208	1,682	1,729	8,702	7,584	12,530
4,041	5,648	1,725	467	480	2,417	2,107	5,012
4,041	5,648	1,725	467	480	2,417	2,107	6,265
1,617	2,259	690	187	192	967	843	2,506
533	780	324	62	116	319	278	932
—	—	—	—	—	—	—	1,342
18,514	24,511	11,125	3,665	2,430	10,216	7,681	41,657

744,056	959,141	95,931	18,581	99,820	278,399	3,731,286	447,730

$18,864,297	$26,184,031	$10,200,708	$2,974,314	$2,160,062	$11,333,311	$7,711,190	$48,490,877

$49,361,866	$57,320,265	$21,902,285	$4,502,990	$8,338,096	$23,590,631	$15,690,786	$39,812,127
162,590	(137,928)	4,236	(26,537)	(7,421)	(14,506)	(61,760)	—
(33,012,518)	(37,506,540)	(10,828,326)	(1,526,385)	(6,357,547)	(13,532,294)	(7,936,376)	6,869,661
2,352,359	6,508,234	(877,487)	24,246	186,934	1,289,480	18,540	1,809,089

$18,864,297	$26,184,031	$10,200,708	$2,974,314	$2,160,062	$11,333,311	$7,711,190	$48,490,877

305,458	2,277,838	952,972	75,228	32,232	692,218	208,964	3,978,769

$61.76	$11.50	$10.70	$39.54	$67.02	$16.37	$36.90	$12.19

$12,339,789	$18,935,296	$10,005,676	$2,811,296	$1,594,197	$9,744,895	$11,294,134	$45,617,868
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	109

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (concluded)

	Inverse
	Government
	Long Bond	Europe 1.25x	Japan 2x	Dow 2x
	Strategy	Strategy	Strategy	Strategy
	Fund	Fund	Fund	Fund

Assets
Investment Securities	$3,999,604	$8,486,447	$999,950	$6,919,226
Repurchase Agreements	19,643,412	2,289,673	9,249,276	3,463,840

Total Investments	23,643,016	10,776,120	10,249,226	10,383,066
Segregated Cash with Broker	1,084,800	934,062	3,336,000	140,400
Cash	—	638	16,608	—
Unrealized Appreciation on Swap Agreements	—	—	—	—
Receivable for Swap Settlement	—	—	—	—
Variation Margin on Futures Contracts	99,867	—	—	—
Receivable for Securities Sold	—	—	—	—
Receivable for Fund Shares Sold	2,076,146	268,307	810,010	884,861
Investment Income Receivable	—	37,158	—	10,055

Total Assets	26,903,829	12,016,285	14,411,844	11,418,382

Liabilities
Unrealized Depreciation on Swap Agreements	—	—	—	265,697
Payable for Swap Settlement	—	—	—	236,501
Variation Margin on Futures Contracts	—	97,009	257,894	5,713
Payable for Securities Purchased	—	—	—	—
Payable for Fund Shares Redeemed	1,485,360	1,929	1,581,132	328,518
Investment Advisory Fees Payable	20,496	11,532	6,386	8,024
Transfer Agent and Administrative Fees Payable	5,693	3,203	2,129	2,229
Distribution and Service Fees Payable	5,693	3,203	2,129	2,229
Portfolio Accounting Fees Payable	2,277	1,281	851	892
Custody Fees Payable	751	423	281	351
Other Accrued Fees	17,553	12,717	8,018	16,259

Total Liabilities	1,537,823	131,297	1,858,820	866,413

Net Assets	$25,366,006	$11,884,988	$12,553,024	$10,551,969

Net Assets Consist Of
Paid-In Capital	$37,623,460	$30,233,024	$21,619,179	$43,037,931
Undistributed Net Investment Income (Loss)	(154,186)	614,476	(27,821)	77,305
Accumulated Net Realized Gain (Loss) on Investments	(12,690,408)	(20,117,033)	(9,381,682)	(33,003,605)
Net Unrealized Appreciation on Investments	587,140	1,154,521	343,348	440,338

Net Assets	$25,366,006	$11,884,988	$12,553,024	$10,551,969

Shares Outstanding	1,543,957	934,242	792,757	244,692

Net Asset Values	$16.43	$12.72	$15.83	$43.12

Cost of Investments	$23,643,016	$9,649,244	$10,249,226	$9,670,997
110	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

June 30, 2009

Inverse	S&P	S&P		S&P	S&P
Dow 2x	SmallCap 600	MidCap 400	S&P 500	SmallCap 600	MidCap 400	S&P 500	U.S. Government
Strategy	Pure Value	Pure Value	Pure Value	Pure Growth	Pure Growth	Pure Growth	Money Market
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$2,999,949	$19,306,607	$9,258,958	$9,795,322	$17,232,332	$30,874,046	$18,822,368	$174,661,327
18,402,855	134,576	27,693	37,957	136,650	204,132	93,396	143,149,574

21,402,804	19,441,183	9,286,651	9,833,279	17,368,982	31,078,178	18,915,764	317,810,901
3,478,800	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
790,428	—	—	—	—	—	—	—
68,478	—	—	—	—	—	—	—
197,754	—	—	—	—	—	—	—
—	—	—	139,666	1,290,572	591,130	231,116	—
456,678	2,739,235	1,274,544	12,944	361	66,185	4,925	3,191,279
—	17,798	9,758	25,937	3,234	9,224	8,980	41

26,394,942	22,198,216	10,570,953	10,011,826	18,663,149	31,744,717	19,160,785	321,002,221

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	2,770,576	1,254,055	140,957	117,244	491,108	177,021	—
4,773,640	108	102	5,531	1,206,682	186,634	28,528	1,842,073
20,160	10,273	5,464	6,844	10,241	17,040	11,680	907
5,600	3,424	1,821	2,281	3,414	5,680	3,893	28,428
5,600	3,424	1,821	2,281	3,414	5,680	3,893	—
2,240	1,370	729	912	1,365	2,272	1,557	23,444
739	455	240	301	453	752	529	8,161
18,167	11,320	9,025	12,091	11,576	17,647	17,061	341,831

4,826,146	2,800,950	1,273,257	171,198	1,354,389	726,813	244,162	2,244,844

$21,568,796	$19,397,266	$9,297,696	$9,840,628	$17,308,760	$31,017,904	$18,916,623	$318,757,377

$24,830,718	$28,631,947	$18,699,595	$22,618,093	$26,713,840	$38,221,618	$27,440,947	$318,667,065
(178,263)	241,218	371,893	576,363	(61,704)	(80,353)	(40,308)	7,497
(4,516,744)	(15,819,665)	(12,137,926)	(16,112,480)	(13,231,624)	(12,524,134)	(13,718,239)	82,815
1,433,085	6,343,766	2,364,134	2,758,652	3,888,248	5,400,773	5,234,223	—

$21,568,796	$19,397,266	$9,297,696	$9,840,628	$17,308,760	$31,017,904	$18,916,623	$318,757,377

667,260	294,192	198,927	200,711	890,984	1,349,967	1,004,995	318,686,670

$32.32	$65.93	$46.74	$49.03	$19.43	$22.98	$18.82	$1.00

$21,402,804	$13,097,417	$6,922,517	$7,074,627	$13,480,734	$25,677,405	$13,681,541	$317,810,901
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	111

STATEMENTS OF OPERATIONS (Unaudited)

		Inverse		Inverse
		S&P 500		NASDAQ-100®
	Nova	Strategy	NASDAQ-100®	Strategy
	Fund	Fund	Fund	Fund

Investment Income
Interest	$6,778	$45,643	$4,331	$13,246
Dividends, Net of Foreign Tax Withheld	291,852	—	131,138	—

Total Income	298,630	45,643	135,469	13,246

Expenses
Investment Advisory Fees	115,944	219,210	147,331	71,437
Transfer Agent and Administrative Fees	38,648	60,892	49,110	19,844
Audit and Outside Service Fees	20,134	23,062	20,659	8,661
Portfolio Accounting Fees	15,459	24,356	19,644	7,938
Trustees’ Fees*	2,402	3,140	2,667	1,157
Shareholder Service Fees	38,648	60,892	49,110	19,844
Custody Fees	4,534	7,126	5,778	2,322
Miscellaneous	9,273	25,686	22,561	9,287

Total Expenses	245,042	424,364	316,860	140,490

Net Investment Income (Loss)	53,588	(378,721)	(181,391)	(127,244)

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	(4,177,710)	—	(1,035,474)	—
Equity Index Swaps	1,035,396	(5,276,448)	242,598	(2,927,902)
Futures Contracts	1,024,479	(812,536)	178,816	(1,222,016)

Total Net Realized Gain (Loss)	(2,117,835)	(6,088,984)	(614,060)	(4,149,918)

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	3,789,759	—	8,965,692	—
Equity Index Swaps	(360,956)	543,672	9,040	118,715
Futures Contracts	(565,866)	(86,031)	(53,700)	(19,544)

Net Change in Unrealized Appreciation (Depreciation)	2,862,937	457,641	8,921,032	99,171

Net Gain (Loss) on Investments	745,102	(5,631,343)	8,306,972	(4,050,747)

Net Increase (Decrease) in Net Assets from Operations	$798,690	$(6,010,064)	$8,125,581	$(4,177,991)

Foreign Tax Withheld	$—	$—	$1,301	$—

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
112	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Period Ended June 30, 2009

			Inverse			Inverse	Government
S&P 500	NASDAQ-100®	Mid-Cap	Mid-Cap	Russell 2000®	Russell 2000®	Russell 2000®	Long Bond
2x Strategy	2x Strategy	1.5x Strategy	Strategy	2x Strategy	1.5x Strategy	Strategy	1.2x Strategy
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$5,288	$5,543	$2,191	$2,949	$1,266	$2,199	$6,256	$567,365
168,113	62,669	64,628	—	13,413	60,511	—	—

173,401	68,212	66,819	2,949	14,679	62,710	6,256	567,365

87,566	104,768	39,403	15,181	12,355	43,429	34,896	87,176
24,324	29,102	10,945	4,217	3,432	12,064	9,693	34,870
11,700	13,238	8,280	2,378	1,687	7,571	4,415	29,990
9,729	11,641	4,378	1,687	1,373	4,825	3,877	17,435
1,469	1,659	889	292	213	856	552	3,330
24,324	29,102	10,945	4,217	3,432	12,064	9,693	43,588
2,886	3,962	1,376	492	686	1,474	1,139	5,549
7,091	12,668	67	1,022	1,308	2,552	3,751	2,508

169,089	206,140	76,283	29,486	24,486	84,835	68,016	224,446

4,312	(137,928)	(9,464)	(26,537)	(9,807)	(22,125)	(61,760)	342,919

(1,998,694)	(620,424)	(1,115,985)	(20)	(836,089)	(2,037,379)	—	(3,272,196)
1,167,629	1,192,230	34,871	(15,319)	(684,999)	394,108	(1,002,151)	—
(331,367)	3,036,068	(81,741)	(251,965)	239,994	(249,563)	(1,121,503)	(824,061)

(1,162,432)	3,607,874	(1,162,855)	(267,304)	(1,281,094)	(1,892,834)	(2,123,654)	(4,096,257)

1,155,665	3,676,295	1,234,609	—	371,580	1,528,813	—	(7,031,262)
(122,245)	138,286	(87,270)	86,847	(267,160)	(316,617)	181,160	—
(526,123)	248,102	(366,032)	117,521	1,366	(312,740)	104,897	(2,887,820)

507,297	4,062,683	781,307	204,368	105,786	899,456	286,057	(9,919,082)

(655,135)	7,670,557	(381,548)	(62,936)	(1,175,308)	(993,378)	(1,837,597)	(14,015,339)

$(650,823)	$7,532,629	$(391,012)	$(89,473)	$(1,185,115)	$(1,015,503)	$(1,899,357)	$(13,672,420)

$—	$622	$—	$—	$2	$8	$—	$—
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	113

STATEMENTS OF OPERATIONS (Unaudited) (concluded)

	Inverse
	Government
	Long Bond	Europe 1.25x	Japan 2x	Dow 2x
	Strategy	Strategy	Strategy	Strategy
	Fund	Fund	Fund	Fund

Investment Income
Interest	$16,655	$789	$5,116	$3,133
Dividends, Net of Foreign Tax Withheld	—	183,995	—	230,565
Other Income	—	—	—	—

Total Income	16,655	184,784	5,116	233,698

Expenses
Investment Advisory Fees	89,253	45,417	32,725	79,476
Transfer Agent and Administrative Fees	24,793	12,616	9,712	22,077
Audit and Outside Service Fees	7,394	9,778	5,519	6,835
Portfolio Accounting Fees	9,917	5,046	3,885	8,830
Trustees’ Fees*	1,112	993	638	1,129
Shareholder Service Fees	24,793	12,616	9,712	22,077
Custody Fees	2,930	1,492	1,144	2,728
Miscellaneous	10,649	(436)	1,571	13,241

Total Expenses	170,841	87,522	64,906	156,393

Less Expense Waived by Service Company	—	—	—	—
Less Expenses Waived by Distributor	—	—	—	—
Less Expenses Waived by Advisor	—	—	—	—

Total Waived Expenses	—	—	—	—

Net Expenses	170,841	87,522	64,906	156,393

Net Investment Income (Loss)	(154,186)	97,262	(59,790)	77,305

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	(1,163)	(1,010,914)	—	(4,310,343)
Equity Index Swaps	—	—	—	(625,637)
Futures Contracts	2,562,576	329,226	250,261	(2,721,702)

Total Net Realized Gain (Loss)	2,561,413	(681,688)	250,261	(7,657,682)

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	1,163	407,445	—	2,199,024
Equity Index Swaps	—	—	—	(248,421)
Futures Contracts	413,550	(461,027)	(635,929)	(783,986)

Net Change in Unrealized Appreciation (Depreciation)	414,713	(53,582)	(635,929)	1,166,617

Net Gain (Loss) on Investments	2,976,126	(735,270)	(385,668)	(6,491,065)

Net Increase (Decrease) in Net Assets from Operations	$2,821,940	$(638,008)	$(445,458)	$(6,413,760)

Foreign Tax Withheld	$—	$21,307	$—	$—

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
114	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Period Ended June 30, 2009

Inverse	S&P	S&P		S&P	S&P
Dow 2x	SmallCap 600	MidCap 400	S&P 500	SmallCap 600	MidCap 400	S&P 500	U.S. Government
Strategy	Pure Value	Pure Value	Pure Value	Pure Growth	Pure Growth	Pure Growth	Money Market
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$16,861	$65	$35	$31	$102	$140	$82	$1,252,808
—	128,742	164,933	214,284	27,359	57,355	94,141	—
—	1,698	—	—	—	—	—	—

16,861	130,505	164,968	214,315	27,461	57,495	94,223	1,252,808

100,238	41,796	28,315	36,037	42,170	65,465	63,719	866,588
27,844	13,932	9,438	12,012	14,057	21,822	21,240	346,635
4,978	6,337	6,087	8,573	6,774	9,305	9,377	192,342
11,138	5,573	3,775	4,805	5,623	8,728	8,496	160,810
1,023	783	672	918	831	1,169	1,194	24,964
27,844	13,932	9,438	12,012	14,057	21,822	21,240	433,294
3,273	1,684	1,114	1,635	1,694	2,588	2,585	50,544
18,786	4,051	958	367	3,959	6,949	6,680	184,010

195,124	88,088	59,797	76,359	89,165	137,848	134,531	2,259,187

—	—	—	—	—	—	—	(65,732)
—	—	—	—	—	—	—	(380,472)
—	—	—	—	—	—	—	(614,325)

—	—	—	—	—	—	—	(1,060,529)

195,124	88,088	59,797	76,359	89,165	137,848	134,531	1,198,658

(178,263)	42,417	105,171	137,956	(61,704)	(80,353)	(40,308)	54,150

—	(2,309,888)	(2,423,999)	(2,150,063)	(2,889,263)	(1,314,256)	(859,971)	6,785
(4,272,751)	—	—	—	—	—	—	—
97,416	—	—	—	—	—	—	—

(4,175,335)	(2,309,888)	(2,423,999)	(2,150,063)	(2,889,263)	(1,314,256)	(859,971)	6,785

—	6,110,596	3,163,160	2,587,558	2,716,110	5,323,178	4,069,014	—
773,217	—	—	—	—	—	—	—
918,840	—	—	—	—	—	—	—

1,692,057	6,110,596	3,163,160	2,587,558	2,716,110	5,323,178	4,069,014	—

(2,483,278)	3,800,708	739,161	437,495	(173,153)	4,008,922	3,209,043	6,785

$(2,661,541)	$3,843,125	$844,332	$575,451	$(234,857)	$3,928,569	$3,168,735	$60,935

$—	$—	$—	$—	$—	$—	$—	$—
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	115

STATEMENTS OF CHANGES IN NET ASSETS

			Inverse S&P 500
	Nova Fund		Strategy Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2009 †	2008	2009 †	2008

From Operations
Net Investment Income (Loss)	$53,588	$410,874	$(378,721)	$(73,398)
Net Realized Gain (Loss) on Investments	(2,117,835)	(28,900,452)	(6,088,984)	23,820,454
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,862,937	(9,253,855)	457,641	(212,756)

Net Increase (Decrease) in Net Assets from Operations	798,690	(37,743,433)	(6,010,064)	23,534,300

Distributions to Shareholders from:
Net Investment Income	—	(223,114)	—	(172,209)

Total Distributions to Shareholders	—	(223,114)	—	(172,209)

Share Transactions
Proceeds from Shares Purchased	65,379,661	189,555,477	357,272,269	1,047,740,031
Value of Shares Purchased through Dividend Reinvestment	—	223,114	—	172,209
Cost of Shares Redeemed	(66,077,219)	(198,916,487)	(334,832,785)	(1,069,928,756)

Net Increase (Decrease) in Net Assets from Share Transactions	(697,558)	(9,137,896)	22,439,484	(22,016,516)

Capital Contribution from Advisor	—	—	—	950,611

Net Increase (Decrease) in Net Assets	101,132	(47,104,443)	16,429,420	2,296,186
Net Assets—Beginning of Period	35,086,883	82,191,326	23,877,495	21,581,309

Net Assets—End of Period	$35,188,015	$35,086,883	$40,306,915	$23,877,495

Undistributed Net Investment Income (Loss)—End of Period	$464,462	$410,874	$(378,721)	$—

†	Unaudited
116	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

		Inverse NASDAQ-100®		S&P 500		NASDAQ-100®
NASDAQ-100® Fund		Strategy Fund		2x Strategy Fund		2x Strategy Fund
Period	Year	Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2009 †	2008	2009 †	2008	2009 †	2008	2009 †	2008

$(181,391)	$(342,309)	$(127,244)	$16,229	$4,312	$158,278	$(137,928)	$(188,405)
(614,060)	(10,909,643)	(4,149,918)	8,517,408	(1,162,432)	(30,556,220)	3,607,874	(33,477,320)
8,921,032	(17,937,578)	99,171	(105,566)	507,297	(1,174,945)	4,062,683	(7,713,199)

8,125,581	(29,189,530)	(4,177,991)	8,428,071	(650,823)	(31,572,887)	7,532,629	(41,378,924)

—	(77,200)	—	(66,793)	—	—	—	(42,494)

—	(77,200)	—	(66,793)	—	—	—	(42,494)

86,306,941	235,783,846	211,788,718	350,204,615	233,589,646	359,293,713	155,980,265	379,346,745
—	77,200	—	66,793	—	—	—	42,494
(77,728,694)	(256,100,482)	(203,758,026)	(360,145,407)	(240,587,713)	(337,636,561)	(160,676,355)	(379,689,311)

8,578,247	(20,239,436)	8,030,692	(9,873,999)	(6,998,067)	21,657,152	(4,696,090)	(300,072)

—	—	—	—	—	—	—	—

16,703,828	(49,506,166)	3,852,701	(1,512,721)	(7,648,890)	(9,915,735)	2,836,539	(41,721,490)
32,986,330	82,492,496	12,127,366	13,640,087	26,513,187	36,428,922	23,347,492	65,068,982

$49,690,158	$32,986,330	$15,980,067	$12,127,366	$18,864,297	$26,513,187	$26,184,031	$23,347,492

$(181,391)	$—	$(111,015)	$16,229	$162,590	$158,278	$(137,928)	$—

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	117

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Mid-Cap		Inverse Mid-Cap
	1.5x Strategy Fund		Strategy Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2009 †	2008	2009 †	2008

From Operations
Net Investment Income (Loss)	$(9,464)	$13,700	$(26,537)	$6,614
Net Realized Gain (Loss) on Investments	(1,162,855)	(8,844,290)	(267,304)	612,047
Net Change in Unrealized Appreciation (Depreciation) on Investments	781,307	(1,351,147)	204,368	(243,768)

Net Increase (Decrease) in Net Assets from Operations	(391,012)	(10,181,737)	(89,473)	374,893

Distributions to Shareholders from:
Net Investment Income	—	—	—	(30,085)

Total Distributions to Shareholders	—	—	—	(30,085)

Share Transactions
Proceeds from Shares Purchased	34,024,780	102,921,383	19,233,245	60,317,135
Value of Shares Purchased through Dividend Reinvestment	—	—	—	30,085
Cost of Shares Redeemed	(36,583,414)	(107,482,610)	(20,982,000)	(58,908,702)

Net Increase (Decrease) In Net Assets from Share Transactions	(2,558,634)	(4,561,227)	(1,748,755)	1,438,518

Net Increase (Decrease) In Net Assets	(2,949,646)	(14,742,964)	(1,838,228)	1,783,326
Net Assets—Beginning of Period	13,150,354	27,893,318	4,812,542	3,029,216

Net Assets—End of Period	$10,200,708	$13,150,354	$2,974,314	$4,812,542

Undistributed Net Investment Income (Loss)—End of Period	$4,236	$13,700	$(26,537)	$—

†	Unaudited
118	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Russell 2000®		Russell 2000®		Inverse Russell 2000®		Government Long Bond
2x Strategy Fund		1.5x Strategy Fund		Strategy Fund		1.2x Strategy Fund
Period	Year	Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2009 †	2008	2009 †	2008	2009 †	2008	2009 †	2008

$(9,807)	$2,245	$(22,125)	$7,455	$(61,760)	$24,887	$342,919	$1,614,871
(1,281,094)	(4,069,001)	(1,892,834)	(10,189,988)	(2,123,654)	1,985,466	(4,096,257)	15,787,577
105,786	39,813	899,456	(57,299)	286,057	(258,727)	(9,919,082)	9,919,553

(1,185,115)	(4,026,943)	(1,015,503)	(10,239,832)	(1,899,357)	1,751,626	(13,672,420)	27,322,001

—	(54,736)	—	(24,991)	—	(77,668)	(342,919)	(1,614,871)

—	(54,736)	—	(24,991)	—	(77,668)	(342,919)	(1,614,871)

42,319,975	66,696,125	97,180,504	228,443,245	104,580,187	245,228,300	136,784,853	474,352,681
—	54,736	—	24,991	—	77,668	342,919	1,614,871
(42,396,274)	(65,452,310)	(98,810,017)	(226,104,575)	(102,747,484)	(250,736,749)	(138,215,765)	(490,330,030)

(76,299)	1,298,551	(1,629,513)	2,363,661	1,832,703	(5,430,781)	(1,087,993)	(14,362,478)

(1,261,414)	(2,783,128)	(2,645,016)	(7,901,162)	(66,654)	(3,756,823)	(15,103,332)	11,344,652
3,421,476	6,204,604	13,978,327	21,879,489	7,777,844	11,534,667	63,594,209	52,249,557

$2,160,062	$3,421,476	$11,333,311	$13,978,327	$7,711,190	$7,777,844	$48,490,877	$63,594,209

$(7,421)	$2,386	$(14,506)	$7,619	$(61,760)	$—	$—	$—

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	119

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Inverse Government		Europe
	Long Bond Strategy Fund		1.25x Strategy Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2009 †	2008	2009 †	2008

From Operations
Net Investment Income (Loss)	$(154,186)	$(181,920)	$97,262	$714,958
Net Realized Gain (Loss) on Investments	2,561,413	(4,483,885)	(681,688)	(16,143,193)
Net Change in Unrealized Appreciation (Depreciation) on Investments	414,713	211,755	(53,582)	(5,799,986)

Net Increase (Decrease) in Net Assets from Operations	2,821,940	(4,454,050)	(638,008)	(21,228,221)

Distributions to Shareholders from:
Net Investment Income	—	(57,414)	—	(154,314)
Realized Gain on Investments	—	—	—	(496,316)

Total Distributions to Shareholders	—	(57,414)	—	(650,630)

Share Transactions
Proceeds from Shares Purchased	125,338,834	319,401,142	29,333,169	79,201,238
Value of Shares Purchased through Dividend Reinvestment	—	57,414	—	650,630
Cost of Shares Redeemed	(113,419,663)	(321,933,649)	(29,345,651)	(128,270,198)

Net Increase (Decrease) in Net Assets from Share Transactions	11,919,171	(2,475,093)	(12,482)	(48,418,330)

Net Increase (Decrease) in Net Assets	14,741,111	(6,986,557)	(650,490)	(70,297,181)
Net Assets—Beginning of Period	10,624,895	17,611,452	12,535,478	82,832,659

Net Assets—End of Period	$25,366,006	$10,624,895	$11,884,988	$12,535,478

Undistributed Net Investment Income (Loss)—End of Period	$(154,186)	$—	$614,476	$517,214

†	Unaudited
120	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Japan		Dow		Inverse Dow		S&P SmallCap 600
2x Strategy Fund		2x Strategy Fund		2x Strategy Fund		Pure Value Fund
Period	Year	Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2009 †	2008	2009 †	2008	2009 †	2008	2009 †	2008

$(59,790)	$31,969	$77,305	$259,851	$(178,263)	$(6,737)	$42,417	$198,801
250,261	(6,666,124)	(7,657,682)	(20,232,026)	(4,175,335)	10,429,174	(2,309,888)	(10,574,577)
(635,929)	1,520,735	1,166,617	(4,158,392)	1,692,057	(766,102)	6,110,596	(66,716)

(445,458)	(5,113,420)	(6,413,760)	(24,130,567)	(2,661,541)	9,656,335	3,843,125	(10,442,492)

—	(76,368)	—	(405,000)	—	(65,614)	—	(117,535)
—	—	—	—	—	(4,005,690)	—	—

—	(76,368)	—	(405,000)	—	(4,071,304)	—	(117,535)

24,463,729	82,969,661	61,954,248	216,705,153	309,302,160	387,121,913	35,190,039	61,739,467
—	76,368	—	405,000	—	4,071,304	—	117,535
(24,569,143)	(80,320,566)	(81,336,383)	(201,051,518)	(296,775,226)	(396,959,455)	(29,946,156)	(50,696,367)

(105,414)	2,725,463	(19,382,135)	16,058,635	12,526,934	(5,766,238)	5,243,883	11,160,635

(550,872)	(2,464,325)	(25,795,895)	(8,476,932)	9,865,393	(181,207)	9,087,008	600,608
13,103,896	15,568,221	36,347,864	44,824,796	11,703,403	11,884,610	10,310,258	9,709,650

$12,553,024	$13,103,896	$10,551,969	$36,347,864	$21,568,796	$11,703,403	$19,397,266	$10,310,258

$(27,821)	$31,969	$77,305	$—	$(178,263)	$—	$241,218	$198,801

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	121

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	S&P MidCap 400		S&P 500
	Pure Value Fund		Pure Value Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2009 †	2008	2009 †	2008

From Operations
Net Investment Income (Loss)	$105,171	$266,722	$137,956	$438,407
Net Realized Gain (Loss) on Investments	(2,423,999)	(7,541,970)	(2,150,063)	(11,659,693)
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,163,160	(785,062)	2,587,558	4,873

Net Increase (Decrease) in Net Assets from Operations	844,332	(8,060,310)	575,451	(11,216,413)

Distributions to Shareholders from:
Net Investment Income	—	—	—	(173,272)
Realized Gain on Investments	—	(1,633,526)	—	(2,551,427)

Total Distributions to Shareholders	—	(1,633,526)	—	(2,724,699)

Share Transactions
Proceeds from Shares Purchased	14,316,524	37,059,547	17,102,293	79,752,005
Value of Shares Purchased Through Dividend Reinvestment	—	1,633,526	—	2,724,699
Cost of Shares Redeemed	(13,458,197)	(37,401,992)	(17,315,835)	(83,856,157)

Net Increase (Decrease) in Net Assets from Share Transactions	858,327	1,291,081	(213,542)	(1,379,453)

Net Increase (Decrease) in Net Assets	1,702,659	(8,402,755)	361,909	(15,320,565)
Net Assets—Beginning of Period	7,595,037	15,997,792	9,478,719	24,799,284

Net Assets—End of Period	$9,297,696	$7,595,037	$9,840,628	$9,478,719

Undistributed Net Investment Income (Loss)—End of Period	$371,893	$266,722	$576,363	$438,407

†	Unaudited
122	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P SmallCap 600		S&P Mid-Cap 400		S&P 500		U.S. Government
Pure Growth Fund		Pure Growth Fund		Pure Growth Fund		Money Market Fund
Period	Year	Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2009 †	2008	2009 †	2008	2009 †	2008	2009 †	2008

$(61,704)	$(5,119)	$(80,353)	$(207,818)	$(40,308)	$(93,835)	$54,150	$3,944,200
(2,889,263)	(6,099,762)	(1,314,256)	(6,088,855)	(859,971)	(9,182,357)	6,785	77,579
2,716,110	(281,627)	5,323,178	(3,409,958)	4,069,014	(2,461,497)	—	—

(234,857)	(6,386,508)	3,928,569	(9,706,631)	3,168,735	(11,737,689)	60,935	4,021,779

—	—	—	—	—	—	(54,150)	(3,944,200)
—	—	—	—	—	—	—	—

—	—	—	—	—	—	(54,150)	(3,944,200)

48,362,871	80,629,274	35,294,680	93,243,235	54,971,078	96,181,370	513,350,114	1,084,838,242
—	—	—	—	—	—	54,150	3,944,200
(44,536,729)	(72,953,255)	(19,900,066)	(97,781,591)	(52,429,955)	(107,512,062)	(555,599,573)	(1,005,259,657)

3,826,142	7,676,019	15,394,614	(4,538,356)	2,541,123	(11,330,692)	(42,195,309)	83,522,785

3,591,285	1,289,511	19,323,183	(14,244,987)	5,709,858	(23,068,381)	(42,188,524)	83,600,364
13,717,475	12,427,964	11,694,721	25,939,708	13,206,765	36,275,146	360,945,901	277,345,537

$17,308,760	$13,717,475	$31,017,904	$11,694,721	$18,916,623	$13,206,765	$318,757,377	$360,945,901

$(61,704)	$—	$(80,353)	$—	$(40,308)	$—	$7,497	$7,497

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	123

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

												RATIOS TO
												AVERAGE
												NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions				NET ASSET				Net			Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net			Other	VALUE,	Total			Investment		Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Return of	Total	Capital	END OF	Investment	Total		Income		Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Capital	Distributions	Items	PERIOD	Return††	Expenses		(Loss)		Rate	omitted)

Nova Fund
June 30, 2009∆	$45.50	$.01	$.58	$.59	$—	$—	$—	$—	$—	$46.09	1.30%	1.58%	**	0.35%	**	46%	$35,188
December 31, 2008†††	100.60	.60	(55.40)	(54.80)	(.30)	—	—	(.30)	—	45.50	(54.47)%	1.52%		0.75%		182%	35,087
December 31, 2007†††	100.90	1.20	—	1.20	(1.50)	—	—	(1.50)	—	100.60	1.13%	1.46%		1.12%		94%	82,191
December 31, 2006†††	85.60	1.10	15.40	16.50	(1.20)	—	—	(1.20)	—	100.90	19.27%	1.48%		1.18%		211%	134,477
December 31, 2005†††	82.60	.50	2.80	3.30	(.30)	—	—	(.30)	—	85.60	3.97%	1.53%		0.60%		381%	132,018
December 31, 2004†††	72.10	.30	10.20	10.50	(— )§	—	—	(— )§	—	82.60	14.62%	1.46%		0.41%		654%	130,200

Inverse S&P 500 Strategy Fund
June 30, 2009∆	58.44	(.46)	(5.00)	(5.46)	—	—	—	—	—	52.98	(9.34)%	1.75%**		(1.56)%	**	—	40,307
December 31, 2008	42.21	(.07)	16.17	16.10	(.36)	—	—	(.36)	.49 ▲	58.44	39.25%	1.67%		(0.14)%		—	23,877
December 31, 2007	43.90	1.35	(1.00)	.35	(2.04)	—	—	(2.04)	—	42.21	0.83%	1.63%		3.04%		—	21,581
December 31, 2006†††	51.50	1.70	(5.60)	(3.90)	(3.70)	—	—	(3.70)	—	43.90	(7.50)%	1.63%		3.29%		—	19,025
December 31, 2005†††	51.90	.80	(1.20)	(.40)	—	—	—	—	—	51.50	(0.77)%	1.70%		1.46%		—	32,505
December 31, 2004†††	57.70	(.20)	(5.60)	(5.80)	—	—	—	—	—	51.90	(10.05)%	1.62%		(0.28)%		—	19,076

NASDAQ-100® Fund
June 30, 2009∆	10.50	(.05)	2.27	2.22	—	—	—	—	—	12.72	21.14%	1.61%**		(0.92)%	**	28%	49,690
December 31, 2008	18.12	(.09)	(7.51)	(7.60)	(.02)	—	—	(.02)	—	10.50	(41.91)%	1.55%		(0.62)%		107%	32,986
December 31, 2007	15.39	.03	2.71	2.74	(.01)	—	—	(.01)	—	18.12	17.82%	1.51%		0.18%		110%	82,492
December 31, 2006	14.55	(.07)	.91	.84	—	—	—	—	—	15.39	5.77%	1.49%		(0.50)%		152%	72,871
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—	—	14.55	1.11%	1.50%		(0.68)%		294%	102,487
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—	—	14.39	9.35%	1.47%		(0.17)%		418%	191,476

Inverse NASDAQ-100® Strategy Fund
June 30, 2009∆	25.05	(.18)	(5.40)	(5.58)	—	—	—	—	—	19.47	(22.28)%	1.76%**		(1.59)%	**	—	15,980
December 31, 2008	16.99	.02	8.13	8.15	(.09)	—	—	(.09)	—	25.05	47.96%	1.70%		0.08%		—	12,127
December 31, 2007	19.79	.64	2.87	(2.23)	(.57)	—	—	(.57)	—	16.99	(11.28)%	1.68%		3.40%		—	13,640
December 31, 2006	21.51	.74	(1.07)	(.33)	(1.39)	—	—	(1.39)	—	19.79	(1.40)%	1.64%		3.35%		—	23,929
December 31, 2005	21.24	.33	(.06)	.27	—	—	—	—	—	21.51	1.27%	1.63%		1.49%		—	19,648
December 31, 2004	24.09	(.08)	(2.77)	(2.85)	—	—	—	—	—	21.24	(11.83)%	1.64%		(0.35)%		—	23,928

S&P 500 2x Strategy Fund
June 30, 2009∆	61.59	— §	.17	.17	—	—	—	—	—	61.76	0.28%	1.72%	**	0.04%	**	78%	18,864
December 31, 2008†††	192.40	.70	(131.51)	(130.81)	—	—	—	—	—	61.59	(67.98)%	1.67%		0.56%		305%	26,513
December 31, 2007†††	217.10	2.60	(.80)	1.80	(2.30)	(24.20)	—	(26.50)	—	192.40	0.61%	1.62%		1.12%		104%	36,429
December 31, 2006†††	183.70	2.30	41.20	43.50	(2.00)	(8.10)	—	(10.10)	—	217.10	23.70%	1.64%		1.13%		168%	37,663
December 31, 2005†††	198.30	1.00	5.30	6.30	(.20)	(20.70)	—	(20.90)	—	183.70	3.38%	1.65%		0.55%		585%	25,397
December 31, 2004†††	215.90	.20	29.80	30.00	—	(47.60)	—	(47.60)	—	198.30	16.90%	1.65%		0.09%		974%	29,053

NASDAQ-100® 2x Strategy Fund
June 30, 2009∆	8.20	(.05)	3.35	3.30	—	—	—	—	—	11.50	40.24%	1.76%	**	(1.17)%	**	44%	26,184
December 31, 2008	29.98	(.10)	(21.66)	(21.76)	(.02)	—	—	(.02)	—	8.20	(72.60)%	1.72%		(0.53)%		175%	23,347
December 31, 2007	23.46	.13	6.49	6.62	(.10)	—	—	(.10)	—	29.98	28.20%	1.66%		0.45%		203%	65,069
December 31, 2006	22.39	.03	1.06	1.09	(.02)	—	—	(.02)	—	23.46	4.86%	1.65%		0.14%		250%	29,673
December 31, 2005	23.09	(.09)	(.61)	(.70)	—	—	—	—	—	22.39	(3.03)%	1.65%		(0.42)%		343%	44,313
December 31, 2004	21.73	(.06)	2.76	2.70	(.97)	(.06)	(.31)	(1.34)	—	23.09	14.21%	1.65%		(0.29)%		662%	57,599
124	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE
										NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions		NET ASSET				Net			Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		VALUE,	Total			Investment		Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total		Income		Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses		(Loss)		Rate	omitted)

Mid-Cap 1.5x Strategy Fund
June 30, 2009∆	$9.81	$(.01)	$.90	$.89	$—	$—	$—	$10.70	9.07%	1.73%	**	(0.21)%	**	9%	$10,201
December 31, 2008	21.72	.01	(11.92)	(11.91)	—	—	—	9.81	(54.83)%	1.66%		0.07%		163%	13,150
December 31, 2007	24.20	.28	.65	.93	(.40)	(3.01)	(3.41)	21.72	3.60%	1.64%		1.05%		368%	27,893
December 31, 2006	30.15	.11	3.23	3.34	(.13)	(9.16)	(9.29)	24.20	10.46%	1.64%		0.34%		478%	38,986
December 31, 2005	26.50	(.02)	3.75	3.73	—	(.08)	(.08)	30.15	14.07%	1.65%		(0.05)%		573%	51,197
December 31, 2004	24.74	(.09)	4.96	4.87	—	(3.11)	(3.11)	26.50	22.14%	1.64%		(0.37)%		866%	34,162

Inverse Mid-Cap Strategy Fund
June 30, 2009∆	46.80	(.37)	(6.89)	(7.26)	—	—	—	39.54	(15.51)%	1.73%	**	(1.56)%	**	—	2,974
December 31, 2008	35.03	.05	12.04	12.09	(.32)	—	(.32)	46.80	34.42%	1.67%		0.12%		—	4,813
December 31, 2007	36.96	1.06	(1.81)	(.75)	(1.18)	—	(1.18)	35.03	(1.98)%	1.67%		3.04%		—	3,029
December 31, 2006	39.15	1.32	(2.83)	(1.51)	(.68)	—	(.68)	36.96	(3.83)%	1.65%		3.49%		—	5,959
December 31, 2005	44.03	.70	(4.31)	(3.61)	(1.27)	—	(1.27)	39.15	(8.16)%	1.64%		1.65%		—	2,846
December 31, 2004*	50.00	(.06)	(5.91)	(5.97)	—	—	—	44.03	(11.94)%	1.62%	**	(0.17)%	**	—	1,319

Russell 2000® 2x Strategy Fund
June 30, 2009∆	73.67	(.03)	(6.62)	(6.65)	—	—	—	67.02	(9.03)%	1.77%	**	(0.71)%	**	481%	2,160
December 31, 2008†††	224.30	.10	(148.93)	(148.83)	(1.80)	—	(1.80)	73.67	(66.18)%	1.68%		0.06%		347%	3,421
December 31, 2007†††	259.70	2.50	(35.20)	(32.70)	(.10)	(2.60)	(2.70)	224.30	(12.59)%	1.64%		0.95%		174%	6,205
December 31, 2006*†††	250.00	.50	9.60	10.10	(.40)	—	(.40)	259.70	4.06%	1.64%	**	1.02%	**	60%	4,584

Russell 2000® 1.5x Strategy Fund
June 30, 2009∆	16.57	(.03)	(.17)	(.20)	—	—	—	16.37	(1.21)%	1.74%	**	(0.45)%	**	193%	11,333
December 31, 2008	34.20	.01	(17.58)	(17.57)	(.06)	—	(.06)	16.57	(51.36)%	1.68%		0.05%		490%	13,978
December 31, 2007	41.14	.49	(3.26)	(2.77)	(.96)	(3.21)	(4.17)	34.20	(6.74)%	1.66%		1.16%		354%	21,879
December 31, 2006	34.14	.19	6.93	7.12	(.12)	—	(.12)	41.14	20.85%	1.64%		0.49%		380%	73,112
December 31, 2005	33.65	.01	1.31	1.32	(.83)	—	(.83)	34.14	3.91%	1.63%		0.04%		404%	38,589
December 31, 2004	29.75	(.10)	6.95	6.85	—	(2.95)	(2.95)	33.65	25.20%	1.65%		(0.32)%		1,171%	112,649

Inverse Russell 2000® Strategy Fund
June 30, 2009∆	42.70	(.34)	(5.46)	(5.80)	—	—	—	36.90	(13.58)%	1.75%	**	(1.59)%	**	—	7,711
December 31, 2008	34.66	.08	8.54	8.62	(.58)	—	(.58)	42.70	24.69%	1.69%		0.22%		—	7,778
December 31, 2007	34.61	1.10	.76	1.86	(1.81)	—	(1.81)	34.66	5.37%	1.67%		3.19%		—	11,535
December 31, 2006	40.60	1.30	(6.16)	(4.86)	(1.13)	—	(1.13)	34.61	(11.95)%	1.64%		3.48%		—	12,237
December 31, 2005	42.83	.65	(1.98)	(1.33)	(.90)	—	(.90)	40.60	(3.07)%	1.63%		1.49%		—	11,850
December 31, 2004*	50.00	(.10)	(7.07)	(7.17)	—	—	—	42.83	(14.34)%	1.65%	**	(0.29)%	**	—	4,344

Government Long Bond 1.2x Strategy Fund
June 30, 2009∆	17.24	.14	(5.19)	(5.05)	—	—	—	12.19	(28.56)%	1.27%	**	1.94%	**	798%	48,491
December 31, 2008	12.24	.35	5.00	5.35	(.35)	—	(.35)	17.24	44.87%	1.22%		2.75%		1,372%	63,594
December 31, 2007	11.56	.41	.68	1.09	(.41)	—	(.41)	12.24	9.77%	1.20%		3.60%		1,367%	52,250
December 31, 2006	12.38	.42	(.82)	(.40)	(.42)	—	(.42)	11.56	(3.14)%	1.20%		3.66%		1,339%	50,420
December 31, 2005	11.88	.41	.50	.91	(.41)	—	(.41)	12.38	7.71%	1.18%		3.30%		1,284%	60,160
December 31, 2004	11.67	.40	.54	.94	(.40)	(.33)	(.73)	11.88	8.42%	1.21%		3.36%		1,318%	48,709
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	125

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

											RATIOS TO
											AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions			NET ASSET						Net			Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		Payments	VALUE,	Total					Investment		Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	by	END OF	Investment	Total		Operating		Income		Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	Affiliates	PERIOD	Return††	Expenses		Expenses		(Loss)		Rate	omitted)

Inverse Government Long Bond Strategy Fund
June 30, 2009∆	$13.60	$(.12)	$2.95	$2.83	$—	$—	$—	$—	$16.43	20.81%	1.72%	**	1.72%	**	(1.55)%	**	—	$25,366
December 31, 2008	19.58	(.21)	(5.68)	(5.89)	(.09)	—	(.09)	—	13.60	(30.21)%	4.12%		1.65%à		(1.12)%		2,851%	10,625
December 31, 2007	21.55	.70	(1.67)	(.97)	(1.00)	—	(1.00)	—	19.58	(4.51)%	3.83%		1.63%à		3.17%		1,123%	17,611
December 31, 2006	20.80	.69	.97	1.66	(.91)	—	(.91)	—	21.55	8.11%	5.12%		1.63%à		3.08%		597%	29,246
December 31, 2005	21.95	(.07)	(1.08)	(1.15)	—	—	—	—	20.80	(5.24)%	5.11%		1.63%à		(0.33)%		589%	29,671
December 31, 2004	24.82	(.66)	(1.98)	(2.64)	—	(.23)	(.23)	—	21.95	(10.67)%	5.02%		1.63%à		(2.86)%		—	41,098

Europe 1.25x Strategy Fund
June 30, 2009∆	12.65	.11	(.04)	.07	—	—	—	—	12.72	0.55%	1.72%	**	1.72%	**	1.92%	**	240%	11,885
December 31, 2008	29.95	.55	(17.04)	(16.49)	(.19)	(.62)	(.81)	—	12.65	(54.86)%	1.67%		1.67%		2.33%		111%	12,535
December 31, 2007	29.60	.70	3.26	3.96	(.71)	(2.90)	(3.61)	—	29.95	13.06%	1.63%		1.63%		2.18%		220%	82,833
December 31, 2006	23.84	.70	6.31	7.01	(.48)	(.77)	(1.25)	—	29.60	29.51%	1.65%		1.65%		2.55%		219%	89,490
December 31, 2005	22.62	.21	1.23	1.44	(.09)	(.13)	(.22)	—	23.84	6.36%	1.63%		1.63%		0.94%		399%	25,954
December 31, 2004	22.87	(.05)	3.71	3.66	(3.82)	(.09)	(3.91)	—	22.62	16.15%	1.64%		1.64%		(0.23)%		—	54,994

Japan 2x Strategy Fund
June 30, 2009∆	15.08	(.10)	.85	.75	—	—	—	—	15.83	4.97%	1.66%	**	1.66%	**	(1.53)%	**	—	12,553
December 31, 2008	22.73	.05	(7.86)	(7.81)	(.13)	—	(.13)	.29 ■	15.08	(32.97)%	1.65%		1.65%		0.25%		—	13,104
December 31, 2007	27.13	.88	(3.83)	(2.95)	(1.45)	—	(1.45)	—	22.73	(11.23)%	1.64%		1.64%		3.32%		—	15,568
December 31, 2006	33.42	1.02	.50	1.52	(1.29)	(6.52)	(7.81)	—	27.13	5.14%	1.63%		1.63%		2.99%		—	30,510
December 31, 2005	27.77	.48	5.17	5.65	—	—	—	—	33.42	20.35%	1.70%		1.70%		1.72%		—	55,219
December 31, 2004	25.17	(.14)	2.74	2.60	—	—	—	—	27.77	10.33%	1.63%		1.63%		(0.50)%		—	14,228

Dow 2x Strategy Fund
June 30, 2009∆	48.24	.04	(5.16)	(5.12)	—	—	—	—	43.12	(10.61)%	1.76%	**	1.76%	**	0.87%	**	20%	10,552
December 31, 2008†††	128.50	.75	(80.11)	(79.36)	(.90)	—	(.90)	—	48.24	(61.71)%	1.68%		1.68%		0.90%		78%	36,348
December 31, 2007†††	134.45	1.80	9.65	11.45	(1.50)	(15.90)	(17.40)	—	128.50	8.15%	1.63%		1.63%		1.22%		105%	44,825
December 31, 2006†††	115.50	2.00	32.90	34.90	(.75)	(15.20)	(15.95)	—	134.45	30.54%	1.65%		1.65%		1.52%		224%	45,365
December 31, 2005†††	129.45	1.20	(6.25)	(5.05)	(.85)	(8.05)	(8.90)	—	115.50	(3.81)%	1.67%		1.67%		1.03%		666%	12,920
December 31, 2004*†††	125.00	.70	10.15	10.85	(5.80)	—	(6.40)	—	129.45	8.65%	1.63%	**	1.63%	**	0.91%	**	907%	10,419

Inverse Dow 2x Strategy Fund
June 30, 2009∆	35.61	(.29)	(3.00)	(3.29)	—	—	—	—	32.32	(9.24)%	1.75%	**	1.75%	**	(1.60)%	**	—	21,569
December 31, 2008	28.79	(.01)	18.12	18.11	(.18)	(11.11)	(11.29)	—	35.61	60.84%	1.69%		1.69%		(0.03)%		—	11,703
December 31, 2007	33.34	1.02	(4.06)	(3.04)	(1.51)	—	(1.51)	—	28.79	(8.99)%	1.66%		1.66%		3.36%		—	11,885
December 31, 2006	43.20	1.35	(10.75)	(9.40)	(.46)	—	(.46)	—	33.34	(21.77)%	1.64%		1.64%		3.61%		—	17,053
December 31, 2005	43.22	.74	(.06)	.68	(.70)	—	(.70)	—	43.20	1.63%	1.65%		1.65%		1.67%		—	7,257
December 31, 2004*	50.00	(.03)	(5.71)	(5.74)	—	(1.04)	(1.04)	—	43.22	(11.47)%	1.62%	**	1.62%	**	(0.09)%	**	—	3,184

S&P SmallCap 600 Pure Value Fund
June 30, 2009∆	50.83	.07	15.03	15.10	—	—	—	—	65.93	29.71%	1.57%	**	1.57%	**	0.76%	**	186%	19,397
December 31, 2008†††	91.10	1.20	(40.87)	(39.67)	(.60)	—	(.60)	—	50.83	(43.50)%	1.52%		1.52%		1.60%		391%	10,310
December 31, 2007†††	143.00	.95	(29.85)	(28.90)	(.30)	(22.70)	(23.00)	—	91.10	(20.36)%	1.49%		1.49%		0.66%		241%	9,710
December 31, 2006†††	128.35	.90	23.70	24.60	(.85)	(9.10)	(9.95)	—	143.00	19.21%	1.49%		1.49%		0.64%		433%	34,124
December 31, 2005†††	144.20	(.25)	5.65	5.40	—	(21.25)	(21.25)	—	128.35	3.64%	1.47%		1.47%		(0.16)%		825%	19,035
December 31, 2004*†††	125.00	.05	22.50	22.55	(.05)	(3.30)	(3.35)	—	144.20	18.03%	1.46%	**	1.46%	**	0.07%	**	507%	47,274
126	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions		NET ASSET						Net			Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		VALUE,	Total					Investment		Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total		Net		Income		Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses		Expenses		(Loss)		Rate	omitted)

S&P MidCap 400 Pure Value Fund
June 30, 2009∆	$43.46	$.17	$3.11	$3.28	$—	$—	$—	$46.74	7.55%	1.58%	**	1.58%	**	2.77%	**	138%	$9,298
December 31, 2008†††	104.20	1.75	(47.84)	(46.09)	—	(14.65)	(14.65)	43.46	(43.63)%	1.51%		1.51%		2.06%		255%	7,595
December 31, 2007†††	111.90	1.05	(6.45)	(5.40)	(2.20)	(.10)	(2.30)	104.20	(4.85)%	1.49%		1.49%		0.87%		358%	15,998
December 31, 2006†††	96.35	1.40	15.05	16.45	(.90)	—	(.90)	111.90	17.08%	1.49%		1.49%		1.37%		307%	28,254
December 31, 2005†††	135.40	.35	11.40	11.75	(1.00)	(49.80)	(50.80)	96.35	8.32%	1.48%		1.48%		0.26%		1,133%	14,232
December 31, 2004*†††	125.00	—	19.00	19.00	(— )§	(8.60)	(8.60)	135.40	15.20%	1.48%	**	1.48%	**	0.01%	**	1,173%	19,479

S&P 500 Pure Value Fund
June 30, 2009∆	45.81	.18	3.04	3.22	—	—	—	49.03	7.03%	1.58%	**	1.58%	**	2.85%	**	150%	9,841
December 31, 2008†††	126.85	2.35	(65.04)	(62.69)	(1.15)	(17.20)	(18.35)	45.81	(48.65)%	1.51%		1.51%		2.42%		389%	9,479
December 31, 2007†††	158.90	2.10	(10.15)	(8.05)	(2.85)	(21.15)	(24.00)	126.85	(5.37)%	1.49%		1.49%		1.28%		307%	24,799
December 31, 2006†††	139.50	1.95	22.65	24.60	(1.25)	(3.95)	(5.20)	158.90	17.66%	1.50%		1.50%		1.29%		401%	83,323
December 31, 2005†††	138.40	1.05	4.75	5.80	(.75)	(3.95)	(4.70)	139.50	4.19%	1.50%		1.50%		0.77%		493%	24,547
December 31, 2004*†††	125.00	.60	15.00	15.60	(.55)	(1.65)	(2.20)	138.40	12.49%	1.45%	**	1.45%	**	0.69%	**	983%	11,144

S&P SmallCap 600 Pure Growth Fund
June 30, 2009∆	17.78	(.09)	1.74	1.65	—	—	—	19.43	9.28%	1.58%	**	1.58%	**	(1.09)%	**	335%	17,309
December 31, 2008	27.07	(.01)	(9.28)	(9.29)	—	—	—	17.78	(34.32)%	1.52%		1.52%		(0.04)%		465%	13,717
December 31, 2007	29.92	(.28)	.30	.02	—	(2.87)	(2.87)	27.07	(0.11)%	1.49%		1.49%		(0.90)%		573%	12,428
December 31, 2006	28.64	(.31)	2.54	2.23	—	(.95)	(.95)	29.92	7.73%	1.49%		1.49%		(1.01)%		769%	23,300
December 31, 2005	28.55	(.21)	2.00	1.79	—	(1.70)	(1.70)	28.64	6.20%	1.50%		1.50%		(0.72)%		737%	24,308
December 31, 2004*	25.00	(.17)	4.12	3.95	—	(.40)	(.40)	28.55	15.82%	1.46%	**	1.46%	**	(0.93)%	**	733%	30,269

S&P MidCap 400 Pure Growth Fund
June 30, 2009∆	18.85	(.09)	4.22	4.13	—	—	—	22.98	21.91%	1.57%	**	1.57%	**	(0.92)%	**	97%	31,018
December 31, 2008	29.51	(.24)	(10.42)	(10.66)	—	—	—	18.85	(36.12)%	1.51%		1.51%		(0.89)%		381%	11,695
December 31, 2007	29.33	(.19)	2.69	2.50	—	(2.32)	(2.32)	29.51	8.42%	1.48%		1.48%		(0.61)%		591%	25,940
December 31, 2006	30.24	(.28)	1.26	.98	—	(1.89)	(1.89)	29.33	3.13%	1.47%		1.47%		(0.90)%		462%	15,440
December 31, 2005	27.13	(.20)	3.31	3.11	—	—	—	30.24	11.46%	1.52%		1.52%		(0.70)%		1,178%	53,035
December 31, 2004*	25.00	(.13)	2.26	2.13	—	—	—	27.13	8.52%	1.46%	**	1.46%	**	(0.75)%	**	875%	20,702

S&P 500 Pure Growth Fund
June 30, 2009∆	16.47	(.04)	2.39	2.35	—	—	—	18.82	14.27%	1.58%	**	1.58%	**	(0.47)%	**	269%	18,917
December 31, 2008	27.36	(.09)	(10.80)	(10.89)	—	—	—	16.47	(39.80)%	1.51%		1.51%		(0.40)%		360%	13,207
December 31, 2007	26.68	(.16)	1.46	1.30	—	(.62)	(.62)	27.36	4.87%	1.48%		1.48%		(0.57)%		521%	36,275
December 31, 2006	25.69	(.17)	1.56	1.39	—	(.40)	(.40)	26.68	5.40%	1.49%		1.49%		(0.66)%		612%	23,568
December 31, 2005	25.75	(.01)	.47	.46	(.02)	(.50)	(.52)	25.69	1.77%	1.52%		1.52%		(0.03)%		1,111%	22,538
December 31, 2004*	25.00	.36	.71	1.07	(.15)	(.17)	(.32)	25.75	4.26%	1.46%	**	1.46%	**	2.12%	**	1,087%	20,012

U.S. Government Money Market Fund
June 30, 2009∆	1.00	— §	—	— §	(— )§	—	(— )§	1.00	0.02%	1.29%	**	0.69%	**	0.03%	**	—	318,757
December 31, 2008	1.00	.01	—	.01	(.01)	—	(.01)	1.00	1.14%	1.22%		1.22%		1.09%		—	360,946
December 31, 2007	1.00	.04	—	.04	(.04)	—	(.04)	1.00	3.90%	1.19%		1.19%		3.80%		—	277,346
December 31, 2006	1.00	.04	—	.04	(.04)	—	(.04)	1.00	3.82%	1.19%		1.19%		3.78%		—	208,148
December 31, 2005	1.00	.02	—	.02	(.02)	—	(.02)	1.00	2.00%	1.17%		1.17%		1.96%		—	185,365
December 31, 2004	1.00	— §	—	— §	(— )§	—	(— )§	1.00	0.23%	1.19%		1.10%		0.20%		—	167,678
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	127

FINANCIAL HIGHLIGHTS (concluded)

*	Since the commencement of operations:

May 3, 2004—Inverse Mid-Cap Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, S&P SmallCap 600 Pure Value Fund, S&P MidCap 400 Pure Value Fund, S&P 500 Pure Value Fund, S&P SmallCap 600 Pure Growth Fund, S&P MidCap 400 Pure Growth Fund, and S&P 500 Pure Growth Fund;

October 27, 2006—Russell 2000® 2x Strategy Fund.

**	Annualized

†	Calculated using the average daily shares outstanding for the period.

††	Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

†††	Per share amounts for periods ended:

December 31, 2004—December 31, 2006 have been restated to reflect a 1:10 reverse stock split effective April 23, 2007—Inverse S&P 500 Strategy Fund.

December 31, 2004—December 31, 2008 have been restated to reflect a 1:10 reverse stock split effective April 20, 2009—Nova Fund and S&P 500 2x Strategy Fund.

December 31, 2004—December 31, 2008 have been restated to reflect a 1:5 reverse stock split effective April 20, 2009—Dow 2x Strategy Fund, S&P SmallCap 600 Pure Value Fund, S&P MidCap 400 Pure Value Fund and S&P 500 Pure Value Fund.

December 31, 2006—December 31, 2008 have been restated to reflect a 1:10 reverse stock split effective April 20, 2009—Russell 2000® 2x Strategy Fund.

§	Less than $.01 per share.

à	Operating Expenses exclude interest expense from securities sold short.

▲	Excluding the capital contribution, the Fund’s total return would have been 38.09%.

■	Excluding the reimbursement, the Fund’s total return would have been (34.25%).

∆	Unaudited
128	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.   Organization and Significant Accounting Policies Organization
The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.
At June 30, 2009, the Trust consisted of fifty-seven separate funds. This report covers the Benchmark and the Money Market Funds (the “Funds”), while the other funds are contained in separate reports.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the last bid price or the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-Counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, securities are valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Open-ended investment companies (“Mutual Funds”) are valued at their NAV as of the close of business. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
The value of foreign equity and currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	129

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Net investment income is computed and dividends are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized capital gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
F. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
G. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
The Trust may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.
H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S.

130	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
I. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. At June 30, 2009 none of the funds held forward currency contracts.
J. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
K. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
L. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Financial Instruments
As part of its investment strategy, the Trust may utilize short sales and a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. A Fund may enter into credit default swaps in which that Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, that Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.
In conjunction with the use of short sales, options, futures, options on futures, and swap agreements, the Funds are required to maintain collateral in various forms. The Funds

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	131

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, options, futures contracts, options on futures contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The trust monitors the counterparty credit risk.
3. Derivative Investment Holdings Categorized by Risk Exposure
In March, 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. None of the derivatives currently held by the Funds are being used as hedging instruments.
The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of June 30, 2009:
Location on the Statements of Assets and Liabilities

Derivative Investments Type	Asset Derivatives	Liability Derivatives

Equity contracts	Variation margin on Futures Contracts	Variation margin on Futures Contracts
	Swap appreciation	Swap depreciation
Currency contracts	Variation margin on Futures Contracts	Variation margin on Futures Contracts
The following is a summary of the Fund’s derivative investments not accounted for as hedging investments under SFAS 133, categorized by primary risk exposure as of June 30, 2009:

Asset Derivative Investments Value
	Futures		Futures		Swaps	Swaps
	Equity		Currency		Equity	Currency	Total Value at
Fund	Contracts	*	Contracts	*	Contracts	Contracts	June 30, 2009

Nova Fund	$—		$—		$—	$—	$—
Inverse S&P 500 Strategy Fund	—		—		597,749	—	597,749
NASDAQ-100® Fund	—		—		23,034	—	23,034
Inverse NASDAQ-100® Strategy Fund	40,842		—		134,538	—	175,380
S&P 500 2x Strategy Fund	3,705		—		255,391	—	259,096
NASDAQ-100® 2x Strategy Fund	446,598		—		214,825	—	661,423
Mid-Cap 1.5x Strategy Fund	—		—		72,638	—	72,638
Inverse Mid-Cap Strategy Fund	13,190		—		14,069	—	27,259
Russell 2000® 2x Strategy Fund	555		—		3,450	—	4,005
Russell 2000® 1.5x Strategy Fund	—		—		30,821	—	30,821
Inverse Russell 2000® Strategy Fund	2,500		—		16,040	—	18,540
Government Long Bond 1.2x Strategy Fund	902,726		—		—	—	902,726
Inverse Government Long Bond Strategy Fund	587,140		—		—	—	587,140
Europe 1.25x Strategy Fund	5,406		23,237		—	—	28,643
Japan 2x Strategy Fund	—		352,320		—	—	352,320
Dow 2x Strategy Fund	—		—		—	—	—
Inverse Dow 2x Strategy Fund	642,657		—		790,428	—	1,433,085

Total	$2,645,319		$375,557		$2,152,983	$—	$5,173,859
132	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Liability Derivative Investments Value
	Futures	Futures	Swaps	Swaps
	Equity	Currency	Equity	Currency	Total Value at
Fund	Contracts*	Contracts*	Contracts	Contracts	June 30, 2009

Nova Fund	$123,363	$—	$125,019	$—	$248,382
Inverse S&P 500 Strategy Fund	155,163	—	—	—	155,163
NASDAQ-100® Fund	28,482	—	—	—	28,482
Inverse NASDAQ-100® Strategy Fund	—	—	—	—	—
S&P 500 2x Strategy Fund	—	—	—	—	—
NASDAQ-100® 2x Strategy Fund	—	—	—	—	—
Mid-Cap 1.5x Strategy Fund	13,211	—	—	—	13,211
Inverse Mid-Cap Strategy Fund	—	—	3,013	—	3,013
Russell 2000® 2x Strategy Fund	—	—	2,422	—	2,422
Russell 2000® 1.5x Strategy Fund	20,271	—	3,558	—	23,829
Inverse Russell 2000® Strategy Fund	—	—	—	—	—
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	—	—	—	—	—
Europe 1.25x Strategy Fund	998	—	—	—	998
Japan 2x Strategy Fund	8,972	—	—	—	8,972
Dow 2x Strategy Fund	6,034	—	265,697	—	271,731
Inverse Dow 2x Strategy Fund	—	—	—	—	—

Total	$356,494	$—	$399,709	$—	$756,203

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of June 30, 2009:

Derivative Investment	Location of Gain (Loss) on Derivatives

Equity contracts	Net realized gain (loss) on futures contracts and swap transactions
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Currency contracts	Net realized gain (loss) on futures contracts
Change in net unrealized appreciation (depreciation) on futures contracts
The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of June 30, 2009:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
	Futures	Futures	Swaps	Swaps
	Equity	Currency	Equity	Currency	Total Value at
Fund	Contracts	Contracts	Contracts	Contracts	June 30, 2009

Nova Fund	$1,024,479	$—	$1,035,396	$—	$2,059,875
Inverse S&P 500 Strategy Fund	(812,536)	—	(5,276,448)	—	(6,088,984)
NASDAQ-100® Fund	178,816	—	242,598	—	421,414
Inverse NASDAQ-100® Strategy Fund	(1,222,016)	—	(2,927,902)	—	(4,149,918)
S&P 500 2x Strategy Fund	(331,367)	—	1,167,629	—	836,262
NASDAQ-100® 2x Strategy Fund	3,036,068	—	1,192,230	—	4,228,298
Mid-Cap 1.5x Strategy Fund	(81,741)	—	34,871	—	(46,870)
Inverse Mid-Cap Strategy Fund	(251,965)	—	(15,319)	—	(267,284)
Russell 2000® 2x Strategy Fund	239,994	—	(684,999)	—	(445,005)
Russell 2000® 1.5x Strategy Fund	(249,563)	—	394,108	—	144,545
Inverse Russell 2000® Strategy Fund	(1,121,503)	—	(1,002,151)	—	(2,123,654)
Government Long Bond 1.2x Strategy Fund	(824,061)	—	—	—	(824,061)
Inverse Government Long Bond Strategy Fund	2,562,576	—	—	—	2,562,576
Europe 1.25x Strategy Fund	88,207	241,019	—	—	329,226
Japan 2x Strategy Fund	250,261	—	—	—	250,261
Dow 2x Strategy Fund	(2,721,702)	—	(625,637)	—	(3,347,339)
Inverse Dow 2x Strategy Fund	97,416	—	(4,272,751)	—	(4,175,335)

Total	$(138,637)	$241,019	$(10,738,375)	$—	$(10,635,993)
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	133

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
	Futures	Futures	Swaps	Swaps
	Equity	Currency	Equity	Currency	Total Value at
Fund	Contracts	Contracts	Contracts	Contracts	June 30, 2009

Nova Fund	$(565,866)	$—	$(360,956)	$—	$(926,822)
Inverse S&P 500 Strategy Fund	(86,031)	—	543,672	—	457,641
NASDAQ-100® Fund	(53,700)	—	9,040	—	(44,660)
Inverse NASDAQ-100® Strategy Fund	(19,544)	—	118,715	—	99,171
S&P 500 2x Strategy Fund	(526,123)	—	(122,245)	—	(648,368)
NASDAQ-100® 2x Strategy Fund	248,102	—	138,286	—	386,388
Mid-Cap 1.5x Strategy Fund	(366,032)	—	(87,270)	—	(453,302)
Inverse Mid-Cap Strategy Fund	117,521	—	86,847	—	204,368
Russell 2000® 2x Strategy Fund	1,366	—	(267,160)	—	(265,794)
Russell 2000® 1.5x Strategy Fund	(312,740)	—	(316,617)	—	(629,357)
Inverse Russell 2000® Strategy Fund	104,897	—	181,160	—	286,057
Government Long Bond 1.2x Strategy Fund	(2,887,820)	—	—	—	(2,887,820)
Inverse Government Long Bond Strategy Fund	413,550	—	—	—	413,550
Europe 1.25x Strategy Fund	(193,302)	(267,725)	—	—	(461,027)
Japan 2x Strategy Fund	(929,637)	293,708	—	—	(635,929)
Dow 2x Strategy Fund	(783,986)	—	(248,421)	—	(1,032,407)
Inverse Dow 2x Strategy Fund	918,840	—	773,217	—	1,692,057

Total	$(4,920,505)	$25,983	$448,268	$—	$(4,446,254)
4.   Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund; 0.75% of the average daily net assets of the Nova Fund, the NASDAQ-100® Fund, the Japan 2x Strategy Fund, the S&P SmallCap 600 Pure Value Fund, the S&P MidCap 400 Pure Value Fund, the S&P 500 Pure Value Fund, the S&P SmallCap 600 Pure Growth Fund, the S&P MidCap 400 Pure Growth Fund and the S&P 500 Pure Growth Fund; and 0.90% of the average daily net assets of the remaining Funds covered in this report.
Rydex Investments provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.20% of the average daily net assets of the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund; and 0.25% of the average daily net assets for the remaining Funds covered in this report.
Rydex Investments also provides accounting services to the Trust for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund.
Rydex Investments engages external service providers to perform other necessary services for the Trust, such as accounting and auditing services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted a Distribution Services Plan for which the Distributor and other firms that provide shareholder services (Service Providers) may receive compensation. The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.
Rydex Investments and its affiliates have voluntarily agreed to waive their fees, including but not limited to, accounting, shareholder services and investment advisory fees in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. Rydex Investments or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder services fees are waived, dealer compensation will be reduced to the extent of such waiver.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
5.   Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed
134	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2005 – 2008), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This includes net operating losses not utilized during the current period and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
At June 30, 2009, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain(Loss)

Nova Fund	$33,745,141	$1,979,067	$(1,793,432)	$185,635
Inverse S&P 500 Strategy Fund	38,210,592	—	—	—
NASDAQ-100® Fund	34,303,843	14,350,571	(905,840)	13,444,731
Inverse NASDAQ-100® Strategy Fund	24,263,186	—	—	—
S&P 500 2x Strategy Fund	12,339,789	2,108,787	(15,525)	2,093,262
NASDAQ-100® 2x Strategy Fund	18,943,224	5,858,217	(19,336)	5,838,881
Mid-Cap 1.5x Strategy Fund	10,080,054	297,385	(1,308,676)	(1,011,291)
Inverse Mid-Cap Strategy Fund	2,811,296	—	—	—
Russell 2000® 2x Strategy Fund	1,594,197	204,175	(18,826)	185,349
Russell 2000® 1.5x Strategy Fund	10,112,903	1,075,548	(161,068)	914,480
Inverse Russell 2000® Strategy Fund	11,294,134	—	—	—
Government Long Bond 1.2x Strategy Fund	47,272,861	—	(748,630)	(748,630)
Inverse Government Long Bond Strategy Fund	23,643,016	—	—	—
Europe 1.25x Strategy Fund	9,649,244	1,130,011	(3,135)	1,126,876
Japan 2x Strategy Fund	10,249,226	—	—	—
Dow 2x Strategy Fund	9,670,997	814,040	(101,969)	712,071
Inverse Dow 2x Strategy Fund	21,402,804	—	—	—
S&P SmallCap 600 Pure Value Fund	13,838,270	5,748,163	(145,250)	5,602,913
S&P MidCap 400 Pure Value Fund	6,922,517	2,396,433	(32,299)	2,364,134
S&P 500 Pure Value Fund	8,015,689	1,906,445	(88,855)	1,817,590
S&P SmallCap 600 Pure Growth Fund	16,102,287	1,350,599	(83,904)	1,266,695
S&P MidCap 400 Pure Growth Fund	27,173,638	4,049,133	(144,593)	3,904,540
S&P 500 Pure Growth Fund	14,610,301	4,348,566	(43,103)	4,305,463
U.S. Government Money Market Fund	317,810,901	—	—	—
6.   Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at June 30, 2009, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Credit Suisse Group	0.02% due 07/01/09	$107,165,963	$107,165,963	$107,166,023
Mizuho Financial Group, Inc.	0.01% due 07/01/09	75,000,000	75,000,000	75,000,021
HSBC Group	0.01% due 07/01/09	60,000,000	60,000,000	60,000,017
UBS Financial Services, Inc.	0.01% due 07/01/09	60,000,000	60,000,000	60,000,017
Morgan Stanley	0.00% due 07/01/09	60,000,000	60,000,000	60,000,000

			$362,165,963	$362,166,078

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	135

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2009, the collateral for the repurchase agreements was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. Treasury Bills	07/23/09 – 01/14/10	—	$186,046,800	$185,815,156
U.S. TIP Note	01/15/10	4.25%	46,485,000	61,201,584
U.S. TIP Bonds	01/15/28 – 04/15/28	1.75% – 3.63%	35,531,500	45,333,004
U.S. Treasury Bonds	11/15/22 – 02/15/38	4.38% – 7.63%	40,070,900	42,682,150
U.S. Treasury Notes	08/31/13 – 08/15/18	3.13% – 4.13%	32,259,500	34,385,419

				$369,417,313

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
7.   Fair Value Measurement
Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurement, which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2009:

	Level 1	Level 1	Level 2	Level 2
	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	Total

Assets
Nova Fund	$33,930,776	$—	$—	$—	$33,930,776
Inverse S&P 500 Strategy Fund	31,211,832	—	6,998,760	597,749	38,808,341
NASDAQ-100® Fund	47,748,571	—	—	23,034	47,771,605
Inverse NASDAQ-100® Strategy Fund	22,263,237	40,842	1,999,949	134,538	24,438,566
S&P 500 2x Strategy Fund	14,433,052	3,705	—	255,391	14,692,148
NASDAQ-100® 2x Strategy Fund	24,782,107	446,598	—	214,825	25,443,530
Mid-Cap 1.5x Strategy Fund	9,068,762	—	—	72,638	9,141,400
Inverse Mid-Cap Strategy Fund	2,811,296	13,190	—	14,069	2,838,555
Russell 2000® 2x Strategy Fund	1,779,548	555	—	3,450	1,783,553
Russell 2000® 1.5x Strategy Fund	11,027,383	—	—	30,821	11,058,204
Inverse Russell 2000® Strategy Fund	9,294,134	2,500	2,000,000	16,040	11,312,674
Government Long Bond 1.2x Strategy Fund	39,524,252	902,726	6,999,979	—	47,426,957
Inverse Government Long Bond Strategy Fund	19,643,412	587,140	3,999,604	—	24,230,156
Europe 1.25x Strategy Fund	10,776,120	—	—	27,645	10,803,765
Japan 2x Strategy Fund	9,249,276	—	999,950	343,348	10,592,574
Dow 2x Strategy Fund	10,383,066	—	—	—	10,383,066
Inverse Dow 2x Strategy Fund	18,402,855	642,657	2,999,949	790,428	22,835,889
S&P SmallCap 600 Pure Value Fund	19,441,183	—	—	—	19,441,183
S&P MidCap 400 Pure Value Fund	9,286,651	—	—	—	9,286,651
S&P 500 Pure Value Fund	9,833,279	—	—	—	9,833,279
S&P SmallCap 600 Pure Growth Fund	17,368,982	—	—	—	17,368,982
S&P MidCap 400 Pure Fund	31,078,178	—	—	—	31,078,178
S&P 500 Pure Growth Fund	18,915,764	—	—	—	18,915,764
U.S. Government Money Market Fund	143,149,574	—	174,661,327	—	317,810,901
136	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1	Level 1	Level 2	Level 2
	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	Total

Liabilities
Nova Fund	$—	$123,363	$—	$125,019	$248,382
Inverse S&P 500 Strategy Fund	—	155,163	—	—	155,163
NASDAQ-100® Fund	—	28,482	—	—	28,482
Inverse NASDAQ-100® Strategy Fund	—	—	—	—	—
S&P 500 2x Strategy Fund	—	—	—	—	—
NASDAQ-100® 2x Strategy Fund	—	—	—	—	—
Mid-Cap 1.5x Strategy Fund	—	13,211	—	—	13,211
Inverse Mid-Cap Strategy Fund	—	—	—	3,013	3,013
Russell 2000® 2x Strategy Fund	—	—	—	2,422	2,422
Russell 2000® 1.5x Strategy Fund	—	20,271	—	3,558	23,829
Inverse Russell 2000® Strategy Fund	—	—	—	—	—
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	—	—	—	—	—
Europe 1.25x Strategy Fund	—	—	—	—	—
Japan 2x Strategy Fund	—	—	—	—	—
Dow 2x Strategy Fund	—	6,034	—	265,697	271,731
Inverse Dow 2x Strategy Fund	—	—	—	—	—
S&P SmallCap 600 Pure Value Fund	—	—	—	—	—
S&P MidCap 400 Pure Value Fund	—	—	—	—	—
S&P 500 Pure Value Fund	—	—	—	—	—
S&P SmallCap 600 Pure Growth Fund	—	—	—	—	—
S&P MidCap 400 Pure Fund	—	—	—	—	—
S&P 500 Pure Growth Fund	—	—	—	—	—
U.S. Government Money Market Fund	—	—	—	—	—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management has evaluated the impact of adopting FAS 157-4 on the Funds and has determined that there is no impact to the financial statement disclosures.
8.   Securities Transactions
For the period ended June 30, 2009, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

				Inverse
		Inverse		NASDAQ-100®	S&P 500 2x	NASDAQ-100®	Mid-Cap 1.5x	Inverse
	Nova	S&P 500	NASDAQ-100®	Strategy	Strategy	2x Strategy	Strategy	Mid-Cap
	Fund	Strategy Fund	Fund	Fund	Fund	Fund	Fund	Strategy Fund

Purchases	$13,927,132	$—	$15,612,958	$—	$9,584,505	$7,274,764	$554,503	$—
Sales	$10,197,265	$—	$9,919,781	$—	$13,935,256	$12,409,778	$2,002,516	$—

				Government	Inverse
	Russell 2000®	Russell 2000®	Inverse	Long Bond	Government	Europe 1.25x	Japan 2x	Dow 2x
	2x Strategy	1.5x Strategy	Russell 2000®	1.2x Strategy	Long Bond	Strategy	Strategy	Strategy
	Fund	Fund	Strategy Fund	Fund	Strategy Fund	Fund	Fund	Fund

Purchases	$6,424,384	$13,308,376	$—	$217,596,336	$—	$16,295,686	$—	$2,440,307
Sales	$6,253,960	$13,716,603	$—	$212,405,608	$—	$17,859,973	$—	$14,834,876

					S&P	S&P
		S&P	S&P		SmallCap	MidCap	S&P	U.S.
	Inverse Dow 2x	SmallCap	MidCap	S&P	600 Pure	400 Pure	500 Pure	Government
	Strategy	600 Pure	400 Pure	500 Pure	Growth	Growth	Growth	Money Market
	Fund	Value Fund	Value Fund	Value Fund	Fund	Fund	Fund	Fund

Purchases	$—	$27,930,717	$11,972,626	$14,330,700	$43,803,062	$33,438,857	$49,298,099	$—
Sales	$—	$22,758,937	$10,851,764	$14,307,418	$39,835,326	$17,976,021	$46,654,391	$—
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	137

NOTES TO FINANCIAL STATEMENTS (continued)

9. Share Transactions
The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the periods presented were:

					Shares
					Purchased through						Net Shares
	Shares Purchased				Dividend Reinvestment				Shares Redeemed		Purchased (Redeemed)

	Period Ended		Year Ended		Period Ended		Year Ended		Period Ended	Year Ended	Period Ended	Year Ended
	June 30,		December 31,		June 30,		December 31,		June 30,	December 31,	June 30,	December 31,
	2009	†	2008		2009	†	2008		2009 †	2008	2009 †	2008

Nova Fund	11,029,652		2,626,742	††	—		5,094	††	(17,976,892)	(2,677,574)††	(6,947,240)	(45,738)††
Inverse S&P 500 Strategy Fund	5,911,159		21,518,902		—		2,739		(5,558,925)	(21,624,298)	352,234	(102,657)
NASDAQ-100® Fund	7,695,481		15,541,893		—		7,546		(6,932,422)	(16,959,483)	763,059	(1,410,044)
Inverse NASDAQ-100® Strategy Fund	9,699,880		17,935,192		—		2,502		(9,362,995)	(18,256,560)	336,885	(318,866)
S&P 500 2x Strategy Fund	25,321,876		3,347,245	††	—		—		(29,321,255)	(3,106,068)††	(3,999,379)	241,177 ††
NASDAQ-100® 2x Strategy Fund	17,767,422		20,970,855		—		5,285		(18,335,328)	(20,300,480)	(567,906)	675,660
Mid-Cap 1.5x Strategy Fund	3,588,986		5,902,564		—		—		(3,976,461)	(5,846,105)	(387,475)	56,459
Inverse Mid-Cap Strategy Fund	421,395		1,570,980		—		585		(448,991)	(1,555,212)	(27,596)	16,353
Russell 2000® 2x Strategy Fund	3,471,089		434,385	††	—		903	††	(3,903,285)	(416,502)††	(432,196)	18,786 ††
Russell 2000® 1.5x Strategy Fund	6,431,672		8,537,378		—		1,695		(6,583,177)	(8,335,124)	(151,505)	203,949
Inverse Russell 2000® Strategy Fund	2,519,193		6,499,337		—		1,622		(2,492,381)	(6,651,630)	26,812	(150,671)
Government Long Bond 1.2x Strategy Fund	10,420,644		38,451,799		25,409		129,093		(10,155,141)	(39,162,852)	290,912	(581,960)
Inverse Government Long Bond Strategy Fund	7,899,614		17,094,570		—		3,211		(7,137,010)	(17,215,791)	762,604	(118,010)
Europe 1.25x Strategy Fund	2,439,247		3,814,283		—		54,998		(2,496,244)	(5,644,181)	(56,997)	(1,774,900)
Japan 2x Strategy Fund	1,794,299		4,289,085		—		5,839		(1,870,579)	(4,110,880)	(76,280)	184,044
Dow 2x Strategy Fund	5,075,622		2,761,219	††	—		8,738	††	(8,598,442)	(2,365,342)††	(3,522,820)	404,615 ††
Inverse Dow 2x Strategy Fund	8,251,939		10,433,543		—		108,279		(7,913,307)	(10,625,926)	338,632	(84,104)
S&P SmallCap 600 Pure Value Fund	1,430,838		807,806	††	—		2,311	††	(2,150,787)	(713,852)††	(719,949)	96,265 ††
S&P MidCap 400 Pure Value Fund	925,444		428,519	††	—		39,173	††	(1,600,380)	(446,448)††	(674,936)	21,244 ††
S&P 500 Pure Value Fund	1,238,277		810,076	††	—		62,637	††	(2,072,054)	(861,316)††	(833,777)	11,397 ††
S&P SmallCap 600 Pure Growth Fund	2,815,004		3,612,727		—		—		(2,695,675)	(3,300,132)	119,329	312,595
S&P MidCap 400 Pure Growth Fund	1,727,500		3,431,308		—		—		(997,865)	(3,689,854)	729,635	(258,546)
S&P 500 Pure Growth Fund	3,381,245		4,488,552		—		—		(3,178,206)	(5,012,226)	203,039	(523,674)
U.S. Government Money Market Fund	513,350,114		1,084,838,243		54,150		3,944,200		(555,599,573)	(1,005,259,658)	(42,195,309)	83,522,785

†	Unaudited

††	Per share amounts for year ended December 31, 2008 have been restated to reflect a:

1:5 reverse stock split effective April 20, 2009—Dow 2x Strategy Fund, S&P SmallCap 600 Pure Value Fund, S&P MidCap 400 Pure Value Fund and S&P 500 Pure Value Fund.

1:10 reverse stock split effective April 20, 2009—Nova Fund, S&P 500 2x Strategy Fund and Russell 2000® 2x Strategy Fund.
138	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

10.   New Accounting Pronouncements
In September 2008, FASB issued a FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”), which was effective for fiscal years ending after November 15, 2008. The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. Management has evaluated the impact of SFAS No. 133-1 and FIN 45-4 and there is no impact on the Funds’ financial statement disclosures.
11.   Name Changes
Effective May 1, 2009, the Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, and Large-Cap Growth Fund changed their Fund names to S&P SmallCap 600 Pure Value Fund, S&P MidCap 400 Pure Value Fund, S&P 500 Pure Value Fund, S&P SmallCap 600 Pure Growth Fund, S&P MidCap 400 Pure Growth Fund, and S&P 500 Pure Growth Fund, respectively. The name changes did not have any impact on the Funds’ investment objectives, tickers and CUSIPS.
Effective May 1, 2009, the Japan 1.25x Strategy Fund changed its name to the Japan 2x Strategy Fund, to provide investors with greater exposure (200% leveraged exposure), to a more widely recognized index tracking the Tokyo Stock Exchange. The index was changed to the Nikkei-225 Stock Average Index and the management fee reduced to 0.75%. The name change did not have any impact on the Fund’s CUSIP.
12.   Reverse Share Splits
Effective April 20, 2009, Dow 2x Strategy Fund, S&P SmallCap 600 Pure Value Fund, S&P MidCap 400 Pure Value Fund, and S&P 500 Pure Value Fund underwent a 1-for-5 reverse share split, and Nova Fund, S&P 500 2x Strategy Fund, and Russell 2000® 2x Strategy Fund underwent a 1-for-10 reverse share split. The effect of these transactions was to divide the number of outstanding shares of each Fund by the reverse split factor, resulting in a corresponding increase in the net asset value per share. The share transactions presented in Note 9 for December 31, 2008 and the per share data in the financial highlights for December 31, 2008 and any prior periods have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.
13.   Subsequent Events
Management has evaluated events or transactions that may have occurred since June 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through August 21, 2009, the date the financial statements were available to be issued and there were no events or transactions to be reported.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	139

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.
140	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
TRUSTEES AND OFFICERS

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Carl G. Verboncoeur*	Rydex Series Funds – 2004	151
Trustee, President (1952)	Rydex Variable Trust – 2004
	Rydex Dynamic Funds – 2004
	Rydex ETF Trust – 2004

Principal Occupations During Past Five Years: Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2005 to 2008); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to 2009)

Michael P. Byrum*	Rydex Series Funds – 2005	151
Trustee, Vice President (1970)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Chief Investment Officer of Rydex Investments (2003 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to present)

INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	151
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	151
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	151
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds - 2005	151
Trustee (1940)	Rydex Variable Trust - 2005
	Rydex Dynamic Funds - 2005
	Rydex ETF Trust - 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	141

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	151
Trustee (1960)	Rydex Variable Trust - 2005
	Rydex Dynamic Funds - 2005
	Rydex ETF Trust - 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	151
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	151
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Nick Bonos* Vice President and Treasurer (1963)	Chief Financial Officer of Rydex Specialized Products, LLC (2005 to present); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2003 to present); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Vice President of Compliance of Rydex Investments (2000 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
142	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

JUNE 30, 2009
RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT
SECTOR FUNDS

BANKING FUND
BASIC MATERIALS FUND
BIOTECHNOLOGY FUND
CONSUMER PRODUCTS FUND
ELECTRONICS FUND
ENERGY FUND
ENERGY SERVICES FUND
FINANCIAL SERVICES FUND
HEALTH CARE FUND
INTERNET FUND
LEISURE FUND
PRECIOUS METALS FUND
RETAILING FUND
TECHNOLOGY FUND
TELECOMMUNICATIONS FUND
TRANSPORTATION FUND
UTILITIES FUND

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

FUND PROFILES	6

SCHEDULES OF INVESTMENTS	15

STATEMENTS OF ASSETS AND LIABILITIES	34

STATEMENTS OF OPERATIONS	38

STATEMENTS OF CHANGES IN NET ASSETS	42

FINANCIAL HIGHLIGHTS	48

NOTES TO FINANCIAL STATEMENTS	51

OTHER INFORMATION	57

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	58
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
Historic across-the-board stock losses have led investors to do a great deal of soul-searching in 2008. Investors experienced new stock market lows reminiscent of the 1970s, watched as unemployment soared to new highs and could only sit back in disbelief as the equity in their homes all but disappeared. On Wall Street, the news was just as grim. The S&P 500® Index fell 37% for the year.
Investors Left Shell-Shocked
Fears of a prolonged bear market weighed heavily on the minds of investors throughout the fall, as the financial sector collapsed due to inadequate capital reserves. In less than a month, the shape of the entire financial system changed forever. The Wall Street model of large, aggressive, risk-taking investment banks was swept aside as financial titans such as Merrill Lynch & Company, Inc., Morgan Stanley, Goldman Sachs Group, Inc. and Lehman Brothers Holdings Inc., collapsed, merged with, or were reborn as commercial banks. In September, we saw a temporary ban on short-selling of financial stocks and historic government intervention as the U.S. Treasury stepped in to offer temporary money market mutual fund insurance after the Reserve Primary Fund “broke the buck”— causing a massive exodus from money market mutual funds. As the willingness to lend disappeared, so did Wall Street’s daily lifeline, culminating in what former Federal Reserve Chairman Alan Greenspan called “a once-in-a-century credit tsunami.”
Unprecedented Government Intervention
While the equity markets faltered and the credit market dried up, the government—led by the Federal Reserve, the U.S. Treasury and the Federal Deposit Insurance Corporation (FDIC)—unveiled a colossal amount of policy initiatives with the high hopes of injecting new life into the economy. Newly sworn-in government officials committed $12 trillion to a financial program designed to offset credit and subprime mortgage-related issues. This historic government intervention kicked into high gear during the fall when Congress authorized the Troubled Assets Relief Program (TARP), which mandated new rules for additional transparency and accountability of financial institutions. An objective of the plan, so-called “stress tests” of financial firms, was initiated with the goal of providing additional capital should the economy worsen.
As investors looked forward to putting 2008 far behind them, December saw the end of an era in Detroit, as the chief executives from General Motors Corp. (GM), Ford Motor Company and Chrysler Group LLC made the first of multiple trips to Capitol Hill in order to ask Congress for more than $39 billion in loans. Despite the interjection of more than $19.4 billion in federal help, GM filed for bankruptcy on June 2, 2009—and for the first time since 1925, was no longer part of the Dow Jones Industrial Average.
Investor Whiplash Continues in 2009
The quest for a market bottom continued as black and blue investors repeatedly bounced off false market bottoms. The Dow lost 298 points on March 2, 2009, marking the lowest recorded trading level seen since 1997. The stock market finally found its footing on March 17 as stock prices rose on word that housing starts came in well ahead of expectations—totaling 583,000 in February compared to the 466,000 starts the month before. Six days later, on March 23, the Dow surged 497 points—a new high for the markets for the post-March 9 recovery. To many, this stock market surge gave hope of an end to the bear market that ravaged investors’ portfolios.
2	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

Cautious Optimism for Q3 and Beyond
May 2009 saw unprecedented growth in the stock market fueled by a report from payroll processor ADP that fewer jobs were lost in April than economists predicted. At the final bell on May 6, the Dow had tacked on another 102 points. In May, the Treasury Department also released the results of the now infamous bank stress tests, allowing 10 major banks to pay back the $68 billion in TARP money they received earlier in the year.
Are we on the road to recovery? Clearly there are signs that point to an improving, or more specifically, a less negative economic environment. We are likely to see significant market rallies with periodic set backs as the economic situation moves from crisis to stabilization. While we are not out of the woods yet, improving market conditions should lead to better investment opportunities going forward. That being said, risk management and diversification are still essential.
Moving Forward
From my perspective, every bear market—from the recession of 1929 to the tech bubble of the early 90s—teaches investors the same valuable lesson: The need to diversify. Earlier this year, we integrated with Security Global Investors to become Rydex|SGI. This integration allows us to expand our current lineup of quantitatively managed, alternative and target beta funds to include actively managed global, growth, value and specialty fixed-income strategies. Simply put: We diversified our product offerings in order to position the company for future growth and to provide our clients with a wider array of investment strategies than ever before. While this integration marks the firm’s evolution to a leading multi-discipline asset management firm, more importantly, we believe investors will be well served by the broader array of investment choices now available from Rydex|SGI.
We appreciate the trust that you have placed in our firm’s quality and integrity by investing with us. It is our goal to continue to offer you a wide variety of investment offerings to help you meet your financial goals.
Sincerely,
Michael Byrum
President & Chief Investment Officer
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2008 and ending June 30, 2009.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	December 31, 2008	June 30, 2009	Period	*

Table 1. Based on actual Fund return
Banking Fund	1.66%		$1,000.00	$ 802.20	$7.42
Basic Materials Fund	1.67%		1,000.00	1,189.40	9.07
Biotechnology Fund	1.69%		1,000.00	1,059.90	8.63
Consumer Products Fund	1.67%		1,000.00	1,012.00	8.33
Electronics Fund	1.66%		1,000.00	1,277.10	9.37
Energy Fund	1.67%		1,000.00	1,129.80	8.82
Energy Services Fund	1.66%		1,000.00	1,283.50	9.40
Financial Services Fund	1.66%		1,000.00	967.60	8.10
Health Care Fund	1.68%		1,000.00	1,035.30	8.48
Internet Fund	1.66%		1,000.00	1,327.20	9.58
Leisure Fund	1.66%		1,000.00	1,072.90	8.53
Precious Metals Fund	1.57%		1,000.00	1,159.10	8.40
Retailing Fund	1.66%		1,000.00	1,163.30	8.90
Technology Fund	1.66%		1,000.00	1,214.20	9.11
Telecommunications Fund	1.67%		1,000.00	1,143.60	8.88
Transportation Fund	1.67%		1,000.00	903.80	7.88
Utilities Fund	1.67%		1,000.00	990.30	8.24

Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund	1.66%		1,000.00	1,016.56	8.30
Basic Materials Fund	1.67%		1,000.00	1,016.51	8.35
Biotechnology Fund	1.69%		1,000.00	1,016.41	8.45
Consumer Products Fund	1.67%		1,000.00	1,016.51	8.35
Electronics Fund	1.66%		1,000.00	1,016.56	8.30
Energy Fund	1.67%		1,000.00	1,016.51	8.35
Energy Services Fund	1.66%		1,000.00	1,016.56	8.30
Financial Services Fund	1.66%		1,000.00	1,016.56	8.30
Health Care Fund	1.68%		1,000.00	1,016.46	8.40
Internet Fund	1.66%		1,000.00	1,016.56	8.30
Leisure Fund	1.66%		1,000.00	1,016.56	8.30
Precious Metals Fund	1.57%		1,000.00	1,017.01	7.85
Retailing Fund	1.66%		1,000.00	1,016.56	8.30
Technology Fund	1.66%		1,000.00	1,016.56	8.30
Telecommunications Fund	1.67%		1,000.00	1,016.51	8.35
Transportation Fund	1.67%		1,000.00	1,016.51	8.35
Utilities Fund	1.67%		1,000.00	1,016.51	8.35

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the current fiscal year. Expenses shown do not include fees charged by insurance companies.

†	Annualized
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	5

FUND PROFILES (Unaudited)

BANKING FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Inception: May 2, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Credit Suisse Group AG — SP ADR	6.2%
Wells Fargo & Co.	6.0%
Bank of America Corp.	4.7%
Barclays PLC — SP ADR	4.5%
HSBC Holdings PLC — SP ADR	4.5%
JPMorgan Chase & Co.	4.4%
U.S. Bancorp	4.2%
UBS AG — SP ADR	4.0%
PNC Financial Services Group, Inc.	3.1%
BB&T Corp.	2.6%

Top Ten Total	44.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

BASIC MATERIALS FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the mining, manufacture or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Inception: May 2, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

BHP Billiton Ltd. — SP ADR	4.6%
Vale SA — SP ADR	3.5%
ArcelorMittal — SP ADR	3.3%
Rio Tinto PLC — SP ADR	3.0%
Monsanto Co.	2.7%
Barrick Gold Corp.	2.6%
Goldcorp, Inc.	2.5%
Potash Corporation of Saskatchewan	2.4%
Syngenta AG — SP ADR	2.2%
Freeport-McMoRan Copper & Gold, Inc.	2.2%

Top Ten Total	29.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

BIOTECHNOLOGY FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or biological engineering and in the design, manufacture or sale of related biotechnology products or services.
Inception: May 2, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Amgen, Inc.	10.3%
Gilead Sciences, Inc.	8.5%
Celgene Corp.	6.6%
Genzyme Corp.	5.2%
Biogen Idec, Inc.	4.6%
Vertex Pharmaceuticals, Inc.	3.7%
Alexion Pharmaceuticals, Inc.	2.6%
Cephalon, Inc.	2.4%
United Therapeutics Corp.	2.3%
Myriad Genetics, Inc.	2.3%

Top Ten Total	48.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

CONSUMER PRODUCTS FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Inception: May 29, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Procter & Gamble Co.	7.0%
Coca-Cola Co.	6.2%
Philip Morris International, Inc.	5.7%
PepsiCo, Inc.	5.6%
Unilever NV — SP ADR	4.1%
Diageo PLC — SP ADR	3.7%
Colgate-Palmolive Co.	3.7%
Kraft Foods, Inc.	3.6%
Altria Group, Inc.	3.2%
Kimberly-Clark Corp.	2.7%

Top Ten Total	45.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	7

FUND PROFILES (Unaudited) (continued)

ELECTRONICS FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Inception: August 3, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Intel Corp.	10.3%
Taiwan Semiconductor Manufacturing
Company Ltd. — SP ADR	7.3%
Texas Instruments, Inc.	6.0%
Applied Materials, Inc.	3.9%
Broadcom Corp. — Class A	3.6%
ASML Holding NV	3.3%
Analog Devices, Inc.	3.1%
Marvell Technology Group Ltd.	3.0%
NVIDIA Corp.	2.6%
Xilinx, Inc.	2.4%

Top Ten Total	45.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

ENERGY FUND
OBJECTIVE: Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production and development of oil, gas, coal and alternative sources of energy.
Inception: May 29, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Exxon Mobil Corp.	7.1%
BP PLC — SP ADR	5.0%
Total SA — SP ADR	4.5%
Chevron Corp.	4.3%
Petroleo Brasileiro SA	4.2%
Royal Dutch Shell PLC — SP ADR	3.8%
Schlumberger Ltd.	3.2%
ConocoPhillips	3.1%
Occidental Petroleum Corp.	2.9%
Canadian Natural Resources Ltd.	2.1%

Top Ten Total	40.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

8	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

ENERGY SERVICES FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal and gas exploration and production.
Inception: May 2, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Schlumberger Ltd.	11.3%
Transocean Ltd.	6.8%
Halliburton Co.	5.7%
Weatherford International Ltd.	5.6%
Tenaris SA — SP ADR	5.5%
National-Oilwell Varco, Inc.	4.8%
Diamond Offshore Drilling, Inc.	4.8%
Baker Hughes, Inc.	4.5%
Noble Corp.	3.4%
Cameron International Corp.	3.3%

Top Ten Total	55.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

FINANCIAL SERVICES FUND
OBJECTIVE: Seeks capital appreciation by investing in companies involved in the financial services sector.
Inception: July 20, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Wells Fargo & Co.	3.1%
JPMorgan Chase & Co.	3.1%
Bank of America Corp.	3.0%
HSBC Holdings PLC — SP ADR	2.9%
Goldman Sachs Group, Inc.	2.5%
Credit Suisse Group AG — SP ADR	2.1%
Barclays PLC — SP ADR	1.9%
Morgan Stanley	1.6%
Bank of New York Mellon Corp.	1.6%
American Express Co.	1.5%

Top Ten Total	23.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	9

FUND PROFILES (Unaudited) (continued)

HEALTH CARE FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the health care industry.
Inception: June 19, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Johnson & Johnson	4.3%
Novartis AG — SP ADR	3.7%
Pfizer, Inc.	3.5%
GlaxoSmithKline PLC — SP ADR	3.4%
Sanofi-Aventis — SP ADR	3.1%
AstraZeneca PLC — SP ADR	3.0%
Abbott Laboratories	2.9%
Merck & Company, Inc.	2.8%
Wyeth	2.6%
Amgen, Inc.	2.6%

Top Ten Total	31.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

INTERNET FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Inception: May 24, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Cisco Systems, Inc.	10.1%
Google, Inc. — Class A	9.9%
Qualcomm, Inc.	8.6%
Research In Motion Ltd.	6.1%
Amazon.com, Inc.	5.8%
Time Warner, Inc.	4.7%
Yahoo!, Inc.	4.3%
eBay, Inc.	4.3%
Juniper Networks, Inc.	3.8%
Broadcom Corp. — Class A	3.3%

Top Ten Total	60.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

10	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

LEISURE FUND
OBJECTIVE: Seeks capital appreciation by investing in companies in leisure and entertainment businesses.
Inception: May 22, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

McDonald’s Corp.	7.4%
Walt Disney Co.	6.5%
Time Warner, Inc.	5.2%
Activision Blizzard, Inc.	4.1%
News Corp. — Class A	4.0%
Yum! Brands, Inc.	3.6%
Carnival Corp.	3.6%
Viacom, Inc. — Class B	3.5%
Starbucks Corp.	3.0%
Marriott International, Inc. — Class A	2.7%

Top Ten Total	43.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

PRECIOUS METALS FUND
OBJECTIVE: Provides capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Inception: May 29, 1997
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Freeport-McMoRan Copper & Gold, Inc.	12.8%
Barrick Gold Corp.	9.4%
Goldcorp, Inc.	9.2%
Newmont Mining Corp.	7.7%
Agnico-Eagle Mines Ltd.	7.0%
Randgold Resources Ltd. — SP ADR	4.7%
Kinross Gold Corp.	4.3%
AngloGold Ashanti Ltd. — SP ADR	4.1%
Yamana Gold, Inc.	4.1%
Gold Fields Ltd. — SP ADR	3.9%

Top Ten Total	67.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	11

FUND PROFILES (Unaudited) (continued)

RETAILING FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail-order operations and other companies involved in selling products to consumers.
Inception: July 23, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Wal-Mart Stores, Inc.	9.5%
CVS Caremark Corp.	4.9%
Amazon.com, Inc.	4.3%
Home Depot, Inc.	4.2%
Target Corp.	3.8%
Walgreen Co.	3.7%
Lowe’s Companies, Inc.	3.6%
Costco Wholesale Corp.	3.1%
TJX Companies, Inc.	2.7%
Staples, Inc.	2.6%

Top Ten Total	42.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

TECHNOLOGY FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Inception: May 2, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Microsoft Corp.	4.3%
Apple, Inc.	3.1%
International Business Machines Corp.	3.1%
Oracle Corp.	2.8%
Cisco Systems, Inc.	2.8%
Hewlett-Packard Co.	2.7%
Google, Inc. — Class A	2.6%
Intel Corp.	2.6%
Qualcomm, Inc.	2.4%
Nokia Oyj — SP ADR	1.9%

Top Ten Total	28.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

12	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

TELECOMMUNICATIONS FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the development, manufacture or sale of communications services or communications equipment.
Inception: July 27, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

AT&T, Inc.	8.3%
Cisco Systems, Inc.	7.6%
Verizon Communications, Inc.	6.5%
Qualcomm, Inc.	6.4%
Vodafone Group PLC — SP ADR	6.4%
America Movil SAB de CV — SP ADR	4.8%
Nokia Oyj — SP ADR	4.3%
Deutsche Telekom AG — SP ADR	4.2%
Research In Motion Ltd.	4.1%
Corning, Inc.	3.7%

Top Ten Total	56.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

TRANSPORTATION FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution or sale of transportation equipment.
Inception: June 11, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

United Parcel Service, Inc. — Class B	7.0%
Union Pacific Corp.	6.9%
Burlington Northern Santa Fe Corp.	6.9%
Canadian National Railway Co.	6.2%
FedEx Corp.	5.7%
CSX Corp.	5.6%
Norfolk Southern Corp.	5.2%
CH Robinson Worldwide, Inc.	4.2%
Expeditors International of Washington, Inc.	3.9%
J.B. Hunt Transport Services, Inc.	3.2%

Top Ten Total	54.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	13

FUND PROFILES (Unaudited) (concluded)

UTILITIES FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that operate public utilities.
Inception: May 2, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Exelon Corp.	4.1%
FPL Group, Inc.	3.4%
Southern Co.	3.4%
Dominion Resources, Inc.	3.2%
Duke Energy Corp.	3.0%
Public Service Enterprise Group, Inc.	2.9%
Entergy Corp.	2.8%
American Electric Power Company, Inc.	2.6%
PG&E Corp.	2.5%
PPL Corp.	2.5%

Top Ten Total	30.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

14	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     BANKING FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.3%

Credit Suisse Group AG — SP ADR	14,518	$663,909
Wells Fargo & Co.	26,657	646,699
Bank of America Corp.	38,505	508,266
Barclays PLC — SP ADR	26,433	487,425
HSBC Holdings PLC — SP ADR	11,548	482,360
JPMorgan Chase & Co.	13,906	474,334
U.S. Bancorp	25,134	450,401
UBS AG — SP ADR*	35,524	433,748
PNC Financial Services Group, Inc.	8,603	333,882
BB&T Corp.	12,897	283,476
Hudson City Bancorp, Inc.	16,483	219,059
SunTrust Banks, Inc.	12,147	199,818
M&T Bank Corp.	3,764	191,701
People’s United Financial, Inc.	11,769	177,006
New York Community Bancorp, Inc.	13,710	146,560
Comerica, Inc.	6,702	141,747
TFS Financial Corp.	13,039	138,474
Capitol Federal Financial	3,498	134,078
First Horizon National Corp.*	11,041	132,490
Cullen/Frost Bankers, Inc.	2,851	131,488
BOK Financial Corp.	3,411	128,492
Commerce Bancshares, Inc.	3,809	121,240
KeyCorp	22,651	118,691
City National Corp.	3,055	112,516
Regions Financial Corp.	27,565	111,363
Bank of Hawaii Corp.	3,000	107,490
TCF Financial Corp.	7,629	102,000
BancorpSouth, Inc.	4,880	100,186
Valley National Bancorp	8,540	99,918
Prosperity Bancshares, Inc.	3,284	97,962
Zions Bancorporation	8,391	97,000
First Niagara Financial Group, Inc.	8,442	96,408
Westamerica Bancorporation	1,931	95,797
Associated Banc-Corp.	7,650	95,625
UMB Financial Corp.	2,385	90,654
FirstMerit Corp.	5,265	89,400
Wilmington Trust Corp.	6,426	87,779
Washington Federal, Inc.	6,751	87,763
First Citizens BancShares, Inc. — Class A	655	87,541
SVB Financial Group*	3,200	87,104
NewAlliance Bancshares, Inc.	7,461	85,801
Trustmark Corp.	4,359	84,216
First Financial Bankshares, Inc.	1,636	82,389
Investors Bancorp, Inc.*	8,874	81,286
PrivateBancorp, Inc.	3,600	80,064
Northwest Bancorp, Inc.	4,197	79,155
Ocwen Financial Corp.*	6,070	78,728
Signature Bank*	2,874	77,943

		MARKET
	SHARES	VALUE

Hancock Holding Co.	2,390	$77,651
Marshall & Ilsley Corp.	15,302	73,450
United Bankshares, Inc.	3,744	73,158
Glacier Bancorp, Inc.	4,834	71,398
Astoria Financial Corp.	8,305	71,257
Beneficial Mutual Bancorp, Inc.*	7,263	69,725
Park National Corp.	1,202	67,889
NBT Bancorp, Inc.	3,100	67,301
Fulton Financial Corp.	12,916	67,292
International Bancshares Corp.	6,059	62,468
FNB Corp.	9,241	57,202
Brookline Bancorp, Inc.	6,075	56,619
IBERIABANK Corp.	1,432	56,435
Provident Financial Services, Inc.	6,121	55,701
CVB Financial Corp.	9,211	54,990
Old National Bancorp	5,412	53,146
Bancfirst Corp.	1,501	51,905
Whitney Holding Corp.	5,633	51,598
Sterling Bancshares, Inc.	8,036	50,868
Community Bank System, Inc.	3,411	49,664
Cathay General Bancorp	5,213	49,576
Umpqua Holding Corp.	6,255	48,539
First Commonwealth Financial Corp.	7,495	47,518
First Financial Corp.	1,445	45,633
WesBanco, Inc.	2,725	39,621
MB Financial Corp.	3,870	39,435
Susquehanna Bancshares, Inc.	7,838	38,328
First Bancorp Puerto Rico	9,531	37,647
S&T Bancorp, Inc.	3,067	37,295
National Penn Bancshares, Inc.	7,717	35,575

Total Common Stocks
(Cost $8,162,722)		10,700,316

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.6%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$62,716	62,716

Total Repurchase Agreement
(Cost $62,716)		62,716

Total Investments 99.9%
(Cost $8,225,438)		$10,763,032

Other Assets in Excess of Liabilities – 0.1%		$9,935

Net Assets – 100.0%		$10,772,967

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

ADR—American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	15

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     BASIC MATERIALS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.9%

BHP Billiton Ltd. — SP ADR	25,892	$1,417,069
Vale SA — SP ADR	61,639	1,086,696
ArcelorMittal — SP ADR	30,856	1,020,717
Rio Tinto PLC — SP ADR	5,696	933,404
Monsanto Co.	11,159	829,560
Barrick Gold Corp.	23,558	790,371
Goldcorp, Inc.	22,036	765,751
Potash Corporation of Saskatchewan	8,109	754,542
Syngenta AG — SP ADR	14,624	680,308
Freeport-McMoRan Copper & Gold, Inc.	13,548	678,890
The Mosaic Co.	14,418	638,717
Praxair, Inc.	8,985	638,564
E.I. du Pont de Nemours and Co.	24,247	621,208
Newmont Mining Corp.	15,001	613,091
Southern Copper Corp.	28,964	592,024
Dow Chemical Co.	36,606	590,821
Kinross Gold Corp.	29,445	534,427
AngloGold Ashanti Ltd. — SP ADR	14,317	524,432
Gerdau SA — SP ADR	49,518	518,453
Air Products & Chemicals, Inc.	7,861	507,742
Nucor Corp.	11,343	503,970
Alcoa, Inc.	45,109	465,976
International Paper Co.	28,734	434,745
Cemex SA de CV — SP ADR*	45,181	421,990
Ecolab, Inc.	10,733	418,480
Gold Fields Ltd. — SP ADR	34,665	417,713
Agnico-Eagle Mines Ltd.	7,853	412,125
Cia de Minas Buenaventura SA — SP ADR	15,920	382,558
Yamana Gold, Inc.	42,078	371,970
Owens-Illinois, Inc.*	13,244	370,964
Sigma-Aldrich Corp.	7,473	370,362
Randgold Resources Ltd. — SP ADR	5,675	364,165
PPG Industries, Inc.	8,206	360,243
Agrium, Inc.	8,541	340,701
Weyerhaeuser Co.	10,446	317,872
Harmony Gold Mining Company Ltd. — SP ADR*	29,994	309,538
United States Steel Corp.	8,603	307,471
Sociedad Quimica y Minera de Chile SA — SP ADR	8,480	306,891
Celanese Corp.	12,441	295,474
Iamgold Corp.	28,969	293,166
Ball Corp.	6,390	288,572
Vulcan Materials Co.	6,456	278,254
CF Industries Holdings, Inc.	3,691	273,651
Eldorado Gold Corp.*	30,299	271,176
Crown Holdings, Inc.*	11,110	268,195

		MARKET
	SHARES	VALUE

Lubrizol Corp.	5,664	$267,964
Allegheny Technologies, Inc.	7,661	267,599
FMC Corp.	5,424	256,555
Pactiv Corp.*	11,789	255,821
Airgas, Inc.	6,214	251,853
Sealed Air Corp.	13,468	248,485
AK Steel Holding Corp.	12,854	246,668
Steel Dynamics, Inc.	16,592	244,400
Cliffs Natural Resources, Inc	9,983	244,284
Ashland, Inc.	8,694	243,867
Eastman Chemical Co.	6,413	243,053
MeadWestvaco Corp.	14,715	241,473
Reliance Steel & Aluminum Co.	6,106	234,409
Intrepid Potash, Inc.*	8,303	233,148
Martin Marietta Materials, Inc.	2,933	231,355
Bemis Co.	8,986	226,447
International Flavors & Fragrances, Inc.	6,781	221,874
AptarGroup, Inc.	6,545	221,025
Nalco Holding Co.	13,071	220,116
Silver Wheaton Corp.*	26,694	219,959
Sonoco Products Co.	8,809	210,976
Albemarle Corp.	8,045	205,711
Valspar Corp.	8,868	199,796
Scotts Miracle-Gro Co. — Class A	5,684	199,224
Terra Industries, Inc.	8,117	196,594
Royal Gold, Inc.	4,650	193,905
Commercial Metals Co.	11,981	192,055
Compass Minerals International, Inc.	3,484	191,306
Silgan Holdings, Inc.	3,775	185,088
Rock-Tenn Co. — Class A	4,780	182,405
Pan American Silver Corp.*	9,944	182,274
RPM International, Inc.	12,892	181,004
Packaging Corporation of America	10,836	175,543

Total Common Stocks
(Cost $21,368,830)		30,899,245

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.5%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$172,274	172,274

Total Repurchase Agreement
(Cost $172,274)		172,274

Total Investments 100.4%
(Cost $21,541,104)		$31,071,519

Liabilities in Excess of Other Assets – (0.4)%		$(134,794)

Net Assets – 100.0%		$30,936,725

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

ADR—American Depository Receipt.
16	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     BIOTECHNOLOGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%

Amgen, Inc.*	33,709	$1,784,555
Gilead Sciences, Inc.*	31,437	1,472,509
Celgene Corp.*	24,060	1,151,030
Genzyme Corp.*	16,227	903,357
Biogen Idec, Inc.*	17,544	792,112
Vertex Pharmaceuticals, Inc.*	17,992	641,235
Alexion Pharmaceuticals, Inc.*	10,778	443,191
Cephalon, Inc.*	7,321	414,735
United Therapeutics Corp.*	4,856	404,651
Myriad Genetics, Inc.*	11,203	399,387
Dendreon Corp.*	15,665	389,275
Amylin Pharmaceuticals, Inc.*	25,360	342,360
Savient Pharmaceuticals, Inc.*	24,585	340,748
Regeneron Pharmaceuticals, Inc.*	17,685	316,915
BioMarin Pharmaceuticals, Inc.*	20,112	313,948
Onyx Pharmaceuticals, Inc.*	10,451	295,345
Isis Pharmaceuticals, Inc.*	17,818	293,997
Acorda Therapeutics, Inc.*	10,168	286,636
Medarex, Inc.*	32,080	267,868
Alkermes, Inc.*	24,735	267,633
OSI Pharmaceuticals, Inc.*	9,466	267,225
Alnylam Pharmaceuticals, Inc.*	11,038	245,816
Cubist Pharmaceuticals, Inc.*	13,274	243,312
PDL BioPharma, Inc.	29,367	231,999
Cougar Biotechnology, Inc.*	5,341	229,449
Geron Corp.*	29,423	225,674
Seattle Genetics, Inc.*	22,615	219,818
Allos Therapeutics, Inc.*	26,284	217,894
Human Genome Sciences, Inc.*	74,450	212,927
Rigel Pharmaceuticals, Inc.*	17,305	209,737
Martek Biosciences Corp.	9,654	204,182
Arena Pharmaceuticals, Inc.*	40,821	203,697
Theravance, Inc.*	13,528	198,050
Cepheid, Inc.*	20,227	190,538
Halozyme Therapeutics, Inc.*	26,703	186,120
InterMune, Inc.*	12,038	182,978
Celera Corp.*	23,512	179,397
Momenta Pharmaceuticals, Inc.*	14,089	169,491
Emergent Biosolutions, Inc.*	11,749	168,363
ImmunoGen, Inc.*	18,694	160,955
Incyte Corp.*	48,235	158,693
Osiris Therapeutics, Inc.*	11,597	155,748
Enzon Pharmaceuticals, Inc.*	19,529	153,693
Zymogenetics, Inc.*	30,549	140,525
Genomic Health, Inc.*	8,037	139,281
Pharmasset, Inc.*	12,371	139,174
Ligand Pharmaceuticals, Inc. — Class B*	45,145	129,115
GTx, Inc.*	13,735	126,774
NPS Pharmaceuticals, Inc.*	26,410	123,071

		MARKET
	SHARES	VALUE

Maxygen Inc.*	17,530	$117,802
Metabolix, Inc.*	12,583	103,432
Progenics Pharmaceuticals, Inc.*	16,717	86,093
Myriad Pharmaceuticals, Inc.*	2,788	12,965

Total Common Stocks
(Cost $13,045,993)		17,255,475

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.7%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$125,114	125,114

Total Repurchase Agreement
(Cost $125,114)		125,114

Total Investments 100.2%
(Cost $13,171,107)		$17,380,589

Liabilities in Excess of
Other Assets – (0.2)%		$(37,508)

Net Assets – 100.0%		$17,343,081

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	17

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     CONSUMER PRODUCTS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.7%

Procter & Gamble Co.	18,201	$930,071
Coca-Cola Co.	17,392	834,642
Philip Morris International, Inc.	17,615	768,366
PepsiCo, Inc.	13,537	743,993
Unilever NV — SP ADR	22,677	548,330
Diageo PLC — SP ADR	8,747	500,766
Colgate-Palmolive Co.	6,911	488,884
Kraft Foods, Inc.	19,178	485,970
Altria Group, Inc.	26,376	432,303
Kimberly-Clark Corp.	6,829	358,044
Kellogg Co.	7,418	345,456
General Mills, Inc.	6,103	341,890
Archer-Daniels-Midland Co.	12,008	321,454
Kroger Co.	13,096	288,767
Sysco Corp.	12,291	276,302
Avon Products, Inc.	10,628	273,990
Lorillard, Inc.	3,882	263,083
H.J. Heinz Co.	7,254	258,968
Campbell Soup Co.	8,742	257,190
Reynolds American, Inc.	6,501	251,069
ConAgra Foods, Inc.	11,873	226,299
Coca-Cola Enterprises, Inc.	13,494	224,675
Safeway, Inc.	10,815	220,302
Bunge Ltd.	3,540	213,285
Pepsi Bottling Group, Inc.	6,279	212,481
Sara Lee Corp.	21,570	210,523
Clorox Co.	3,733	208,413
Molson Coors Brewing Co. — Class B	4,908	207,756
J.M. Smucker Co.	4,154	202,134
Hershey Co.	5,118	184,248
Dr Pepper Snapple Group, Inc.*	8,675	183,823
Hormel Foods Corp.	4,917	169,833
Estee Lauder Companies, Inc. — Class A	4,911	160,442
Tyson Foods, Inc. — Class A	12,646	159,466
McCormick & Company, Inc.	4,798	156,079
Church & Dwight Company, Inc.	2,742	148,918
Brown-Forman Corp. — Class B	3,451	148,324
Ralcorp Holdings, Inc.*	2,406	146,574
PepsiAmericas, Inc.	5,370	143,970
Energizer Holdings, Inc.*	2,457	128,354
Dean Foods Co.*	6,662	127,844
Alberto-Culver Co.	4,930	125,370
Whole Foods Market, Inc.	6,440	122,231
SUPERVALU, Inc.	8,948	115,877
Hansen Natural Corp.*	3,710	114,342
Flowers Foods, Inc.	4,680	102,211

Total Common Stocks
(Cost $10,736,400)		13,333,312

		MARKET
	SHARES	VALUE

WARRANTS 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	17	$1

Total Warrants
(Cost $—)		1

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.1%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$12,102	12,102

Total Repurchase Agreement
(Cost $12,102)		12,102

Total Investments 99.8%
(Cost $10,748,502)		$13,345,415

Other Assets in Excess of Liabilities – 0.2%		$20,500

Net Assets – 100.0%		$13,365,915

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

ADR—American Depository Receipt.
18	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     ELECTRONICS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%

Intel Corp.	107,406	$1,777,569
Taiwan Semiconductor Manufacturing Company Ltd. — SP ADR	134,185	1,262,681
Texas Instruments, Inc.	48,325	1,029,323
Applied Materials, Inc.	60,884	667,898
Broadcom Corp. — Class A*	24,805	614,916
ASML Holding NV	26,405	571,668
Analog Devices, Inc.	21,219	525,807
Marvell Technology Group Ltd.*	44,465	517,573
NVIDIA Corp.*	39,408	444,916
Xilinx, Inc.	20,587	421,210
Linear Technology Corp.	17,883	417,568
MEMC Electronic Materials, Inc.*	22,031	392,372
Altera Corp.	23,819	387,773
Micron Technology, Inc.*	73,427	371,541
KLA-Tencor Corp.	14,607	368,827
Microchip Technology, Inc.	16,253	366,505
ON Semiconductor Corp.*	51,179	351,088
LSI Logic Corp.*	74,932	341,690
Lam Research Corp.*	12,552	326,352
Advanced Micro Devices, Inc.*	80,521	311,616
Cree, Inc.*	10,533	309,565
National Semiconductor Corp.	24,446	306,797
Rambus, Inc.*	18,363	284,443
Silicon Laboratories, Inc.*	7,146	271,119
Tessera Technologies, Inc.*	10,680	270,097
PMC — Sierra, Inc.*	31,861	253,614
Skyworks Solutions, Inc.*	24,792	242,466
Varian Semiconductor Equipment Associates, Inc.*	10,048	241,052
Atmel Corp.*	62,500	233,125
Cypress Semiconductor Corp.*	24,807	228,224
Teradyne, Inc.*	33,223	227,910
Novellus Systems, Inc.*	13,509	225,600
Intersil Corp. — Class A	17,684	222,288
RF Micro Devices, Inc.*	55,180	207,477
Atheros Communications, Inc.*	10,571	203,386
Microsemi Corp.*	14,208	196,070
Integrated Device Technology, Inc.*	32,048	193,570
Semtech Corp.*	11,609	184,699
Fairchild Semiconductor International, Inc.*	26,331	184,054
Amkor Technology, Inc.*	38,780	183,429
Hittite Microwave Corp.*	5,249	182,403
International Rectifier Corp.*	12,133	179,690
Netlogic Microsystems, Inc.*	4,890	178,289
Cymer, Inc.*	5,848	173,861

		MARKET
	SHARES	VALUE

Formfactor, Inc.*	9,102	$156,918
MKS Instruments, Inc.*	9,696	127,890

Total Common Stocks
(Cost $13,447,780)		17,136,929

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.8%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$130,076	130,076

Total Repurchase Agreement
(Cost $130,076)		130,076

Total Investments 100.3%
(Cost $13,577,856)		$17,267,005

Liabilities in Excess of
Other Assets – (0.3)%		$(54,123)

Net Assets – 100.0%		$17,212,882

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

ADR—American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	19

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     ENERGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%

Exxon Mobil Corp.	36,774	$2,570,870
BP PLC — SP ADR	37,806	1,802,590
Total SA — SP ADR	30,280	1,642,084
Chevron Corp.	23,657	1,567,276
Petroleo Brasileiro SA	37,394	1,532,406
Royal Dutch Shell PLC — SP ADR	27,357	1,373,048
Schlumberger Ltd.	21,454	1,160,876
ConocoPhillips	26,673	1,121,866
Occidental Petroleum Corp.	16,115	1,060,528
Canadian Natural Resources Ltd.	14,526	762,470
Transocean Ltd.*	9,421	699,886
Apache Corp.	9,525	687,229
Devon Energy Corp.	12,597	686,536
Weatherford International Ltd.*	35,024	685,069
XTO Energy, Inc.	17,827	679,922
Anadarko Petroleum Corp.	14,196	644,356
Marathon Oil Corp.	20,882	629,175
EOG Resources, Inc.	8,885	603,469
Halliburton Co.	28,343	586,700
Hess Corp.	10,746	577,597
Tenaris SA — SP ADR	21,000	567,840
Talisman Energy, Inc.	39,541	565,041
Southwestern Energy Co.*	13,650	530,303
Cameco Corp.	19,651	503,066
Diamond Offshore Drilling, Inc.	5,975	496,224
National-Oilwell Varco, Inc.*	15,025	490,717
Nexen, Inc.	22,593	489,138
Chesapeake Energy Corp.	23,981	475,543
Murphy Oil Corp.	8,729	474,159
Spectra Energy Corp.	27,973	473,303
Baker Hughes, Inc.	12,799	466,396
Williams Companies, Inc.	27,919	435,816
Noble Energy, Inc.	7,345	433,135
Peabody Energy Corp.	13,780	415,605
Noble Corp.	13,349	403,807
El Paso Corp.	42,073	388,334
Consol Energy, Inc.	11,139	378,280
Valero Energy Corp.	21,170	357,561
Range Resources Corp.	8,395	347,637
Cameron International Corp.*	12,178	344,637
PetroHawk Energy Corp.*	15,407	343,576
Ultra Petroleum Corp.*	8,241	321,399
Continental Resources, Inc.*	11,517	319,597
Smith International, Inc.	12,220	314,665
ENSCO International, Inc.	8,895	310,169
Newfield Exploration Co.*	9,259	302,492
FMC Technologies, Inc.*	7,915	297,446
Pride International, Inc.*	11,727	293,879
CNX Gas Corp.*	10,755	282,534
Nabors Industries Ltd.*	18,105	282,076

		MARKET
	SHARES	VALUE

BJ Services Co.	19,673	$268,143
Cabot Oil & Gas Corp.	8,320	254,925
Pioneer Natural Resources Co.	9,840	250,920
Denbury Resources, Inc.*	16,650	245,255
EXCO Resources, Inc.*	18,223	235,441
Helmerich & Payne, Inc.	7,602	234,674
Concho Resources, Inc.*	7,810	224,069
Oceaneering International, Inc.*	4,820	217,864
Cimarex Energy Co.	7,648	216,744
Sunoco, Inc.	8,786	203,835
Arch Coal, Inc.	13,122	201,685
Dresser-Rand Group, Inc.*	7,440	194,184
Tidewater, Inc.	4,521	193,815

Total Common Stocks
(Cost $25,102,332)		36,119,882

Total Investments 99.5%
(Cost $25,102,332)		$36,119,882

Other Assets in Excess
of Liabilities – 0.5%		$174,792

Net Assets – 100.0%		$36,294,674

*	Non-Income Producing Security.

ADR—American Depository Receipt.
20	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     ENERGY SERVICES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%

Schlumberger Ltd.	74,528	$4,032,710
Transocean Ltd.*	32,739	2,432,180
Halliburton Co.	98,460	2,038,122
Weatherford International Ltd.*	102,325	2,001,477
Tenaris SA — SP ADR	72,939	1,972,271
National-Oilwell Varco, Inc.*	52,199	1,704,819
Diamond Offshore Drilling, Inc.	20,485	1,701,279
Baker Hughes, Inc.	44,482	1,620,924
Noble Corp.	39,777	1,203,254
Cameron International Corp.*	42,287	1,196,722
Smith International, Inc.	42,449	1,093,062
ENSCO International, Inc.	30,902	1,077,553
FMC Technologies, Inc.*	27,496	1,033,300
Pride International, Inc.*	40,755	1,021,320
Nabors Industries Ltd.*	62,908	980,107
BJ Services Co.	68,326	931,283
Helmerich & Payne, Inc.	26,061	804,503
Rowan Companies, Inc.	39,614	765,342
Oceaneering International, Inc.*	16,508	746,162
Tidewater, Inc.	15,829	678,589
Dresser-Rand Group, Inc.*	25,501	665,576
SEACOR Holdings, Inc.*	8,603	647,290
Patterson-UTI Energy, Inc.	49,349	634,628
Atwood Oceanics, Inc.*	25,003	622,825
Dril-Quip, Inc.*	15,945	607,505
Oil States International, Inc.*	23,585	570,993
Helix Energy Solutions Group, Inc.*	50,629	550,337
Unit Corp.*	19,268	531,219
Superior Energy Services, Inc.*	30,031	518,635
CARBO Ceramics, Inc.	12,215	417,753
Exterran Holdings, Inc.*	25,535	409,581
RPC, Inc.	47,239	394,446

Total Common Stocks
(Cost $23,714,610)		35,605,767

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.2%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$60,788	60,788

Total Repurchase Agreement
(Cost $60,788)		60,788

Total Investments 99.7%
(Cost $23,775,398)		$35,666,555

Other Assets in Excess
of Liabilities – 0.3%		$123,871

Net Assets – 100.0%		$35,790,426

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

ADR—American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	21

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     FINANCIAL SERVICES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.2%

Wells Fargo & Co.	18,325	$444,564
JPMorgan Chase & Co.	13,014	443,908
Bank of America Corp.	33,389	440,735
HSBC Holdings PLC — SP ADR	10,124	422,879
Goldman Sachs Group, Inc.	2,451	361,375
Credit Suisse Group AG — SP ADR	6,749	308,632
Barclays PLC — SP ADR	14,971	276,065
Morgan Stanley	8,327	237,403
Bank of New York Mellon Corp.	7,936	232,604
American Express Co.	9,265	215,319
UBS AG — SP ADR*	17,609	215,006
U.S. Bancorp	11,972	214,538
CME Group, Inc.	661	205,644
MetLife, Inc.	6,766	203,048
State Street Corp.	4,288	202,394
Blackrock, Inc.	1,116	195,769
Travelers Companies, Inc.	4,589	188,333
Prudential Financial, Inc.	4,996	185,951
Charles Schwab Corp.	9,774	171,436
Franklin Resources, Inc.	2,345	168,863
PNC Financial Services Group, Inc.	4,095	158,927
AFLAC, Inc.	4,933	153,367
ACE Ltd.	3,320	146,844
Allstate Corp.	5,974	145,766
Simon Property Group, Inc.	2,829	145,495
Chubb Corp.	3,537	141,056
Loews Corp.	5,104	139,850
Capital One Financial Corp.	6,266	137,100
BB&T Corp.	6,142	135,001
T. Rowe Price Group, Inc.	3,171	132,136
Northern Trust Corp.	2,449	131,462
Public Storage	2,004	131,222
IntercontinentalExchange, Inc.*	1,126	128,634
Brookfield Asset Management, Inc. — Class A	7,512	128,230
TD Ameritrade Holding Corp.*	7,247	127,112
Progressive Corp.*	7,987	120,684
Marsh & McLennan Companies, Inc.	5,986	120,498
Aon Corp.	3,140	118,912
Annaly Capital Management, Inc.	7,689	116,411
NYSE Euronext	4,257	116,003
Invesco Ltd.	6,154	109,664
Hudson City Bancorp, Inc.	7,849	104,313
Lincoln National Corp.	5,956	102,503
Vornado Realty Trust	2,220	99,947
Equity Residential	4,354	96,789
Principal Financial Group, Inc.	5,127	96,593
Discover Financial Services	9,289	95,398
SunTrust Banks, Inc.	5,785	95,163
Boston Properties, Inc.	1,990	94,923

		MARKET
	SHARES	VALUE

Host Hotels & Resorts, Inc.	11,175	$93,758
Moody’s Corp.	3,528	92,963
XL Capital Ltd.	8,070	92,482
M&T Bank Corp.	1,791	91,216
Unum Group	5,744	91,100
HCP, Inc.	4,288	90,863
Leucadia National Corp.*	4,292	90,518
CNA Financial Corp.	5,816	89,973
Ventas, Inc.	2,901	86,624
Ameriprise Financial, Inc.	3,524	85,527
Nasdaq Stock Market, Inc.*	3,990	85,027
People’s United Financial, Inc.	5,602	84,254
Everest Re Group Ltd.	1,160	83,021
Hartford Financial Services Group, Inc.	6,959	82,603
AvalonBay Communities, Inc.	1,450	81,113
Willis Group Holdings Ltd. — SP ADR	3,129	80,509
Plum Creek Timber Company, Inc. (REIT)	2,684	79,929
Jefferies Group, Inc.*	3,730	79,561
Legg Mason, Inc.	3,250	79,235
SEI Investments Co.	4,352	78,510
Health Care REIT, Inc.	2,236	76,248
ProLogis	9,316	75,087
Arch Capital Group Ltd.*	1,260	73,811
Torchmark Corp.	1,990	73,710
PartnerRe Ltd.	1,130	73,393
Axis Capital Holdings Ltd.	2,788	72,990
KIMCO Realty Corp.	7,116	71,516
Brookfield Properties Corp.	8,916	71,061
New York Community Bancorp, Inc.	6,530	69,806
Eaton Vance Corp.	2,604	69,657
Cincinnati Financial Corp.	3,089	69,039
W.R. Berkley Corp.	3,189	68,468
American Financial Group, Inc.	3,160	68,193
Transatlantic Holdings, Inc.	1,560	67,595
Comerica, Inc.	3,190	67,468
Federal Realty Investment Trust	1,285	66,203
TFS Financial Corp.	6,204	65,886
Brown & Brown, Inc.	3,303	65,829
Affiliated Managers Group, Inc.*	1,121	65,231
Nationwide Health Properties, Inc.	2,527	65,045
Rayonier, Inc.	1,787	64,957
Reinsurance Group of America, Inc.	1,850	64,583
AMB Property Corp.	3,419	64,311
Capitol Federal Financial	1,664	63,781
RenaissanceRe Holdings Ltd.	1,370	63,760
Digital Realty Trust, Inc.	1,770	63,454
The St. Joe Co.*	2,387	63,232
First Horizon National Corp.*	5,254	63,044
Cullen/Frost Bankers, Inc.	1,353	62,400

22	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     FINANCIAL SERVICES FUND

		MARKET
	SHARES	VALUE

Waddell & Reed Financial, Inc. — Class A	2,360	$62,233
Markel Corp.*	220	61,974
Regency Centers Corp.	1,774	61,930
HCC Insurance Holdings, Inc.	2,579	61,922
Federated Investors, Inc. — Class B	2,551	61,454
BOK Financial Corp.	1,624	61,176
Alleghany Corp.*	224	60,704
Odyssey Re Holdings Corp.	1,510	60,370
Arthur J. Gallagher & Co.	2,814	60,051
Assurant, Inc.	2,466	59,406
Liberty Property Trust	2,534	58,383
Realty Income Corp.	2,654	58,176
Raymond James Financial, Inc.	3,376	58,101
Commerce Bancshares, Inc.	1,818	57,867
Allied World Assurance Company Holdings Ltd	1,390	56,754
KeyCorp	10,784	56,508
Fidelity National Financial, Inc. — Class A	4,118	55,717
First American Corp.	2,150	55,706
Old Republic International Corp.	5,514	54,313
Senior Housing Properties Trust	3,316	54,117
Regions Financial Corp.	13,131	53,049
Erie Indemnity Co. — Class A	1,480	52,925
Duke Realty Corp.	6,019	52,787
Aspen Insurance Holdings Ltd.	2,350	52,499
Lazard Ltd. — Class A	1,880	50,610
Greenhill & Company, Inc.	700	50,547
TCF Financial Corp.	3,634	48,587
BancorpSouth, Inc.	2,321	47,650
Valley National Bancorp	4,068	47,596
First Niagara Financial Group, Inc.	4,022	45,931
Associated Banc-Corp.	3,649	45,612
UMB Financial Corp.	1,141	43,369
Marshall & Ilsley Corp.	7,284	34,963

Total Common Stocks
(Cost $11,728,826)		14,396,000

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT† 0.2%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$35,316	$35,316

Total Repurchase Agreement
(Cost $35,316)		35,316

Total Investments 99.4%
(Cost $11,764,142)		$14,431,316

Other Assets in Excess
of Liabilities – 0.6%		$87,516

Net Assets – 100.0%		$14,518,832

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

ADR—American Depository Receipt.

REIT—Real Estate Investment Trust.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	23

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     HEALTH CARE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.4%

Johnson & Johnson	17,657	$1,002,917
Novartis AG — SP ADR	20,740	845,985
Pfizer, Inc.	54,586	818,790
GlaxoSmithKline PLC — SP ADR	22,593	798,437
Sanofi-Aventis — SP ADR	24,051	709,264
AstraZeneca PLC — SP ADR	15,802	697,500
Abbott Laboratories	14,467	680,528
Merck & Company, Inc.	22,986	642,689
Wyeth	13,514	613,400
Amgen, Inc.*	11,418	604,469
Teva Pharmaceutical Industries Ltd. — SP ADR	10,732	529,517
Schering-Plough Corp.	20,801	522,521
Medtronic, Inc.	14,665	511,662
Alcon, Inc. — SP ADR	4,383	508,954
Eli Lilly & Co.	14,212	492,304
Gilead Sciences, Inc.*	10,468	490,321
Bristol-Myers Squibb Co.	23,992	487,278
Baxter International, Inc.	8,342	441,792
UnitedHealth Group, Inc.	17,525	437,774
WellPoint, Inc.*	8,044	409,359
Celgene Corp.*	8,010	383,198
Medco Health Solutions, Inc.*	7,980	363,968
Covidien PLC	9,199	344,411
Thermo Fisher Scientific, Inc.*	8,129	331,419
Express Scripts, Inc.*	4,818	331,237
Boston Scientific Corp.*	31,661	321,043
Becton, Dickinson & Co.	4,462	318,185
Stryker Corp.	7,675	305,004
St. Jude Medical, Inc.*	7,360	302,496
Genzyme Corp.*	5,400	300,618
McKesson Corp.	6,535	287,540
Allergan, Inc.	6,033	287,050
Biogen Idec, Inc.*	5,841	263,721
Aetna, Inc.	10,316	258,416
Quest Diagnostics, Inc.	4,493	253,540
Cardinal Health, Inc.	7,717	235,754
Life Technologies Corp.*	5,598	233,549
Zimmer Holdings, Inc.*	5,407	230,338
Shire PLC — SP ADR	5,301	219,885
Forest Laboratories, Inc.*	8,732	219,261
Vertex Pharmaceuticals, Inc.*	5,984	213,270
Laboratory Corporation of America Holdings*	3,100	210,149

		MARKET
	SHARES	VALUE

CIGNA Corp.	8,674	$208,957
Intuitive Surgical, Inc.*	1,253	205,066
Hospira, Inc.*	5,281	203,424
C.R. Bard, Inc.	2,683	199,749
Waters Corp.*	3,807	195,946
Cerner Corp.*	3,080	191,853
Humana, Inc.*	5,754	185,624
DaVita, Inc.*	3,644	180,232
AmerisourceBergen Corp.	9,870	175,094
DENTSPLY International, Inc.	5,656	172,621
Millipore Corp.*	2,444	171,593
Illumina, Inc.*	4,384	170,713
Henry Schein, Inc.*	3,520	168,784
Edwards Lifesciences Corp.*	2,444	166,265
Varian Medical Systems, Inc.*	4,532	159,254
Warner Chilcott Ltd.*	12,013	157,971
Beckman Coulter, Inc.	2,604	148,793
Watson Pharmaceuticals, Inc.*	4,410	148,573
Alexion Pharmaceuticals, Inc.*	3,590	147,621
Hologic, Inc.*	10,235	145,644
Mylan Laboratories, Inc.*	11,151	145,521
Cephalon, Inc.*	2,552	144,571
ResMed, Inc.*	3,334	135,794
Myriad Genetics, Inc.*	3,732	133,046
Omnicare, Inc.	4,984	128,388
Patterson Companies, Inc.*	5,780	125,426
Gen-Probe, Inc.*	2,630	113,037
IMS Health, Inc.	8,570	108,839
Myriad Pharmaceuticals, Inc.*	838	3,897

Total Common Stocks
(Cost $18,646,766)		23,001,809

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.5%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$124,289	124,289

Total Repurchase Agreement
(Cost $124,289)		124,289

Total Investments 99.9%
(Cost $18,771,055)		$23,126,098

Other Assets in Excess of Liabilities – 0.1%		$21,780

Net Assets – 100.0%		$23,147,878

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

ADR—American Depository Receipt.
24	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     INTERNET FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.9%

Cisco Systems, Inc.*	106,649	$1,987,937
Google, Inc. — Class A*	4,618	1,946,903
Qualcomm, Inc.	37,382	1,689,666
Research In Motion Ltd.*	16,928	1,202,734
Amazon.com, Inc.*	13,573	1,135,517
Time Warner, Inc.	36,973	931,350
Yahoo!, Inc.*	54,118	847,488
eBay, Inc.*	48,971	838,873
Juniper Networks, Inc.*	31,973	754,563
Broadcom Corp. — Class A*	26,430	655,200
Symantec Corp.*	41,707	648,961
Baidu.com — SP ADR*	2,132	641,924
Intuit, Inc.*	21,915	617,126
McAfee, Inc.*	12,482	526,615
Sun Microsystems, Inc.*	54,730	504,611
BMC Software, Inc.*	14,205	479,987
Priceline.com, Inc.*	4,023	448,766
Expedia, Inc.*	28,678	433,324
Check Point Software Technologies Ltd.*	17,595	412,955
Red Hat, Inc.*	19,498	392,495
F5 Networks, Inc.*	10,406	359,943
VeriSign, Inc.*	19,360	357,773
Sohu.com, Inc.*	5,486	344,685
Equinix, Inc.*	4,723	343,551
Akamai Technologies, Inc.*	17,437	334,442
Netflix, Inc.*	6,846	283,014
IAC/InterActiveCorp*	17,074	274,038
Monster Worldwide, Inc.*	19,560	231,004

Total Common Stocks
(Cost $14,907,703)		19,625,445

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.4%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$71,238	71,238

Total Repurchase Agreement
(Cost $71,238)		71,238

Total Investments 100.3%
(Cost $14,978,941)		$19,696,683

Liabilities in Excess of Other Assets – (0.3)%		$(56,076)

Net Assets – 100.0%		$19,640,607

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

ADR—American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	25

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     LEISURE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.4%

McDonald’s Corp.	9,048	$520,170
Walt Disney Co.	19,544	455,962
Time Warner, Inc.	14,622	368,328
Activision Blizzard Inc.*	22,775	287,648
News Corp. — Class A	30,519	278,028
Yum! Brands, Inc.	7,569	252,350
Carnival Corp.	9,692	249,763
Viacom, Inc. — Class B*	10,853	246,363
Starbucks Corp.*	15,273	212,142
Marriott International, Inc. — Class A	8,498	187,557
Electronic Arts, Inc.*	8,165	177,344
Las Vegas Sands Corp.*	21,451	168,605
International Game Technology, Inc.	10,273	163,341
Mattel, Inc.	9,827	157,723
Starwood Hotels & Resorts Worldwide, Inc.	6,367	141,347
Tim Hortons, Inc.	5,475	134,356
Wynn Resorts Ltd.*	3,596	126,939
Darden Restaurants, Inc.	3,689	121,663
Marvel Entertainment, Inc.*	3,354	119,369
Royal Caribbean Cruises Ltd.	8,649	117,107
DreamWorks Animation SKG, Inc. — Class A*	4,069	112,264
Wyndham Worldwide Corp.	9,147	110,862
CTC Media, Inc.*	9,335	110,340
Hasbro, Inc.	4,488	108,789
Penn National Gaming, Inc.*	3,354	97,635
Burger King Holdings, Inc.	5,461	94,311
Bally Technologies, Inc.*	3,029	90,628
MGM MIRAGE*	14,144	90,380
Regal Entertainment Group — Class A	6,124	81,388
WMS Industries, Inc.*	2,526	79,594
Scientific Games Corp. — Class A*	4,986	78,629
Brinker International, Inc.	4,609	78,491
Liberty Media Corp — Capital*	5,732	77,726
Choice Hotels International, Inc.	2,906	77,329
Ameristar Casinos, Inc.	4,055	77,167
Cinemark Holdings, Inc.	6,623	74,972
Wendy’s/Arby’s Group, Inc. — Class A	18,395	73,580
Cheesecake Factory, Inc.*	3,989	69,010
Jack in the Box, Inc.*	3,069	68,899
Panera Bread Co. — Class A*	1,367	68,159
Chipotle Mexican Grill, Inc. — Class A*	825	66,000

		MARKET
	SHARES	VALUE

Polaris Industries, Inc.	2,041	$65,557
Bob Evans Farms, Inc.	2,216	63,688
Vail Resorts, Inc.*	2,367	63,483
Life Time Fitness, Inc.*	2,974	59,510
Pool Corp.	3,473	57,513
Take-Two Interactive Software, Inc.	5,881	55,693
P.F. Chang’s China Bistro, Inc.*	1,715	54,983
Papa John’s International, Inc.*	2,096	51,960
Texas Roadhouse, Inc.*	4,744	51,757
CEC Entertainment, Inc.*	1,709	50,381
Sonic Corp.*	4,649	46,629
Cracker Barrel Old Country Store, Inc.	1,622	45,254
Buffalo Wild Wings, Inc.*	1,310	42,600

Total Common Stocks
(Cost $6,225,257)		6,981,266

WARRANTS 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	311	13

Total Warrants
(Cost $—)		13

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.7%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$45,631	45,631

Total Repurchase Agreement
(Cost $45,631)		45,631

Total Investments 100.1%
(Cost $6,270,888)		$7,026,910

Liabilities in Excess of Other Assets – (0.1)%		$(6,821)

Net Assets – 100.0%		$7,020,089

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.
26	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     PRECIOUS METALS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.2%

Freeport-McMoRan Copper & Gold, Inc.	180,630	$9,051,369
Barrick Gold Corp.	199,033	6,677,557
Goldcorp, Inc.	187,617	6,519,691
Newmont Mining Corp.	132,984	5,435,056
Agnico-Eagle Mines Ltd.	94,701	4,969,908
Randgold Resources Ltd. — SP ADR	51,408	3,298,851
Kinross Gold Corp.	169,307	3,072,922
AngloGold Ashanti Ltd. — SP ADR	79,144	2,899,045
Yamana Gold, Inc.	325,604	2,878,339
Gold Fields Ltd. — SP ADR	231,146	2,785,309
Silver Wheaton Corp.*	316,387	2,607,029
Harmony Gold Mining Company Ltd. — SP ADR*	243,017	2,507,935
Royal Gold, Inc.	55,013	2,294,042
Iamgold Corp.	204,872	2,073,305
Cia de Minas Buenaventura SA — SP ADR	81,268	1,952,870
Eldorado Gold Corp.*	218,110	1,952,085
Pan American Silver Corp.*	94,239	1,727,401
Silver Standard Resources, Inc.*	86,649	1,624,669
Novagold Resources, Inc.*	324,484	1,388,792
Hecla Mining Co.*	496,079	1,329,492
Golden Star Resources Ltd.*	496,535	1,017,897
Coeur d’Alene Mines Corp.*	77,691	955,599
Stillwater Mining Co.*	128,395	733,135
Allied Nevada Gold Corp.*	64,845	522,651

Total Common Stocks
(Cost $39,618,827)		70,274,949

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.7%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$481,214	481,214

Total Repurchase Agreement
(Cost $481,214)		481,214

Total Investments 99.9%
(Cost $40,100,041)		$70,756,163

Other Assets in Excess of Liabilities – 0.1%		$103,023

Net Assets – 100.0%		$70,859,186

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4. ADR—American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	27

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     RETAILING FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.4%

Wal-Mart Stores, Inc.	27,017	$1,308,704
CVS Caremark Corp.	20,966	668,186
Amazon.com, Inc.*	7,036	588,632
Home Depot, Inc.	24,331	574,942
Target Corp.	13,236	522,425
Walgreen Co.	17,414	511,972
Lowe’s Companies, Inc.	25,380	492,626
Costco Wholesale Corp.	9,179	419,480
TJX Companies, Inc.	11,642	366,257
Staples, Inc.	17,648	355,960
The Gap, Inc.	20,546	336,954
Kohl’s Corp.*	7,880	336,870
Best Buy Company, Inc.	9,750	326,528
Sears Holdings Corp.*	4,324	287,632
Bed Bath & Beyond, Inc.*	8,740	268,755
AutoZone, Inc.*	1,745	263,687
J.C. Penney Company, Inc.	8,686	249,375
Sherwin-Williams Co.	4,336	233,060
Priceline.com, Inc.*	2,001	223,212
Genuine Parts Co.	6,505	218,308
Expedia, Inc.*	14,290	215,922
O’Reilly Automotive, Inc.*	5,667	215,799
Ross Stores, Inc.	5,393	208,170
Macy’s, Inc.	17,424	204,906
Limited Brands, Inc.	16,532	197,888
Urban Outfitters, Inc.*	9,357	195,281
Nordstrom, Inc.	9,578	190,506
Advance Auto Parts, Inc.	4,465	185,253
CarMax, Inc.*	12,572	184,808
Dollar Tree, Inc.*	4,355	183,346
AutoNation, Inc.*	10,254	177,907
Family Dollar Stores, Inc.	6,171	174,639
Tiffany & Co.	6,436	163,217
American Eagle Outfitters, Inc.	11,113	157,471
GameStop Corp. — Class A*	7,089	156,029
Petsmart, Inc.	7,059	151,486
Guess?, Inc.	5,863	151,148
Aeropostale, Inc.*	4,338	148,663
Abercrombie & Fitch Co. — Class A	5,773	146,576
LKQ Corp.*	8,839	145,402
RadioShack Corp.	10,308	143,900
Chico’s FAS, Inc.*	14,569	141,756
Netflix, Inc.*	3,409	140,928
BJ’s Wholesale Club, Inc.*	3,980	128,275
Foot Locker, Inc.	11,053	115,725
Tractor Supply Co.*	2,772	114,539
Aaron Rents, Inc.	3,811	113,644
Big Lots, Inc.*	5,336	112,216

		MARKET
	SHARES	VALUE

Dick’s Sporting Goods, Inc.*	6,372	$109,598
Buckle, Inc.	3,424	108,780
Williams-Sonoma, Inc.	8,416	99,898
Barnes & Noble, Inc.	4,550	93,867
Rent-A-Center, Inc.*	5,201	92,735

Total Common Stocks
(Cost $10,839,587)		13,623,843

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.6%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$85,941	85,941

Total Repurchase Agreement
(Cost $85,941)		85,941

Total Investments 100.0%
(Cost $10,925,528)		$13,709,784

Other Assets in Excess of Liabilities – 0.0%		$5,583

Net Assets – 100.0%		$13,715,367

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.
28	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     TECHNOLOGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.6%

Microsoft Corp.	51,644	$1,227,578
Apple, Inc.*	6,284	895,030
International Business Machines Corp.	8,520	889,658
Oracle Corp.	38,088	815,845
Cisco Systems, Inc.*	43,427	809,479
Hewlett-Packard Co.	19,726	762,410
Google, Inc. — Class A*	1,768	745,371
Intel Corp.	44,811	741,622
Qualcomm, Inc.	15,219	687,899
Nokia Oyj — SP ADR	37,969	553,588
SAP AG — SP ADR	13,370	537,340
Taiwan Semiconductor Manufacturing Company Ltd. — SP ADR	55,980	526,772
Canon, Inc. — SP ADR	15,780	513,323
Research In Motion Ltd.*	6,739	478,806
Dell, Inc.*	32,153	441,461
Texas Instruments, Inc.	20,163	429,472
Telefonaktiebolaget LM Ericsson — SP ADR	42,746	418,056
Visa, Inc.	6,490	404,067
Infosys Technologies Ltd. — SP ADR	10,760	395,753
EMC Corp*	29,877	391,389
Corning, Inc.	24,348	391,029
Accenture Ltd. — Class A	11,352	379,838
eBay, Inc.*	22,147	379,378
Yahoo!, Inc.*	23,292	364,753
Activision Blizzard Inc.*	27,050	341,641
Automatic Data Processing, Inc.	8,946	317,046
Motorola, Inc.	47,600	315,588
Adobe Systems, Inc.*	11,056	312,885
Juniper Networks, Inc.*	12,515	295,354
MasterCard, Inc.	1,748	292,458
Applied Materials, Inc.	25,395	278,583
Broadcom Corp. — Class A*	10,351	256,601
Symantec Corp.*	16,323	253,986
Western Union Co.	15,430	253,052
Intuit, Inc.*	8,582	241,669
Tyco Electronics Ltd.	12,916	240,108
ASML Holding NV	11,014	238,453
Baidu.com — SP ADR*	780	234,850
Cognizant Technology Solutions Corp. — Class A*	8,472	226,202
CA, Inc.	12,911	225,039
Fiserv, Inc.*	4,819	220,228
Analog Devices, Inc.	8,852	219,353
Agilent Technologies, Inc.*	10,773	218,800
Paychex, Inc.	8,652	218,030
Marvell Technology Group Ltd.*	18,553	215,957
Electronic Arts, Inc.*	9,698	210,641
Computer Sciences Corp.*	4,715	208,874
AU Optronics Corp. — SP ADR	21,484	207,965

		MARKET
	SHARES	VALUE

Seagate Technology	19,670	$205,748
McAfee, Inc.*	4,787	201,964
Western Digital Corp.*	7,527	199,465
Sun Microsystems, Inc.*	21,430	197,585
NetApp, Inc.*	9,944	196,096
Citrix Systems, Inc.*	6,122	195,231
Xerox Corp.	29,309	189,922
NVIDIA Corp.*	16,437	185,574
BMC Software, Inc.*	5,446	184,020
Teradata Corp.*	7,720	180,880
Xilinx, Inc.	8,592	175,792
Linear Technology Corp.	7,457	174,121
Amphenol Corp.	5,358	169,527
Amdocs, Ltd.*	7,691	164,972
MEMC Electronic Materials, Inc.*	9,186	163,603
Altera Corp.	9,935	161,742
Check Point Software Technologies Ltd.*	6,747	158,352
Autodesk, Inc.*	8,232	156,243
Salesforce.com, Inc.*	4,070	155,352
Micron Technology, Inc.*	30,630	154,988
SAIC, Inc.*	8,200	152,110
KLA-Tencor Corp.	5,965	150,616
Red Hat, Inc.*	7,474	150,452
Microchip Technology, Inc.	6,638	149,687
Fidelity National Information Services, Inc.	7,353	146,766
ON Semiconductor Corp.*	21,350	146,461
Ingram Micro, Inc. — Class A*	8,214	143,745
Harris Corp.	4,982	141,289
Affiliated Computer Services, Inc. — Class A*	3,167	140,678
Global Payments, Inc.	3,680	137,853
F5 Networks, Inc.*	3,985	137,841
VeriSign, Inc.*	7,419	137,103
Avnet, Inc.*	6,506	136,821
Genpact Ltd.*	11,479	134,878
Flir Systems, Inc.*	5,960	134,458
Lam Research Corp.*	5,123	133,198
SanDisk Corp.*	9,066	133,180
ANSYS, Inc.*	4,233	131,900
Mettler-Toledo International, Inc.*	1,709	131,849
Metavante Technologies, Inc.*	5,070	131,110
Akamai Technologies, Inc.*	6,680	128,122
National Semiconductor Corp.	10,203	128,048
Nuance Communications, Inc.*	10,530	127,308
Equinix, Inc.*	1,740	126,568
Cree, Inc.*	4,305	126,524
Hewitt Associates, Inc. — Class A*	4,100	122,098
Arrow Electronics, Inc.*	5,698	121,026
Synopsys, Inc.*	6,096	118,933
FactSet Research Systems, Inc.	2,370	118,192
Total System Services, Inc.	8,770	117,430
Alliance Data Systems Corp.*	2,814	115,909

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	29

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     TECHNOLOGY FUND

		MARKET
	SHARES	VALUE

Trimble Navigation Ltd.*	5,860	$115,032
Sybase, Inc.*	3,650	114,391
Lender Processing Services, Inc.	4,110	114,135
VMware, Inc.*	3,890	106,080
IAC/InterActiveCorp*	6,540	104,967
Broadridge Financial Solutions, Inc.	6,260	103,791

Total Common Stocks
(Cost $24,654,983)		28,605,006

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.2%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$59,506	59,506

Total Repurchase Agreement
(Cost $59,506)		59,506

Total Investments 99.8% (Cost $24,714,489)		$28,664,512

Other Assets in Excess of Liabilities – 0.2%		$71,096

Net Assets – 100.0%		$28,735,608

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

ADR—American Depository Receipt.
30	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     TELECOMMUNICATIONS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.3%

AT&T, Inc.	25,665	$637,519
Cisco Systems, Inc.*	31,024	578,287
Verizon Communications, Inc.	16,258	499,608
Qualcomm, Inc.	10,879	491,731
Vodafone Group PLC — SP ADR	25,216	491,460
America Movil SAB de CV — SP ADR	9,547	369,660
Nokia Oyj — SP ADR	22,367	326,111
Deutsche Telekom AG — SP ADR	27,240	321,432
Research In Motion Ltd.*	4,416	313,757
Corning, Inc.	17,405	279,524
Motorola, Inc.	39,127	259,412
Sprint Nextel Corp.*	50,586	243,319
Juniper Networks, Inc.*	10,285	242,726
Telefonaktiebolaget LM Ericsson — SP ADR	22,856	223,532
American Tower Corp. — Class A*	6,877	216,832
Qwest Communications International, Inc.	43,238	179,438
Crown Castle International Corp.*	6,978	167,611
Embarq Corp.	3,948	166,053
Brocade Communications Systems, Inc.*	17,220	134,660
NII Holdings, Inc. — Class B*	6,638	126,587
Tele Norte Leste Participacoes SA — ADR	8,196	121,874
MetroPCS Communications, Inc.*	9,098	121,094
Windstream Corp.	14,260	119,214
Harris Corp.	4,185	118,687
CenturyTel, Inc.	3,849	118,164
Level 3 Communications, Inc.*	77,917	117,655
F5 Networks, Inc.*	3,352	115,946
SBA Communications Corp.*	4,267	104,712
Tellabs, Inc.*	17,550	100,561
U.S. Cellular Corp.*	2,548	97,971
Leap Wireless International, Inc. — Class B*	2,930	96,485
Frontier Communications Corp.	13,007	92,870

Total Common Stocks
(Cost $5,878,376)		7,594,492

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT† 0.2%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$17,287	$17,287

Total Repurchase Agreement
(Cost $17,287)		17,287

Total Investments 99.5%
(Cost $5,895,663)		$7,611,779

Other Assets in Excess of Liabilities – 0.5%		$35,756

Net Assets – 100.0%		$7,647,535

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

ADR—American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	31

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     TRANSPORTATION FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.4%

United Parcel Service, Inc. — Class B	3,072	$153,569
Union Pacific Corp.	2,938	152,952
Burlington Northern Santa Fe Corp.	2,053	150,978
Canadian National Railway Co.	3,160	135,754
FedEx Corp.	2,262	125,812
CSX Corp.	3,586	124,183
Norfolk Southern Corp.	3,056	115,120
CH Robinson Worldwide, Inc.	1,784	93,036
Expeditors International of Washington, Inc.	2,545	84,850
J.B. Hunt Transport Services, Inc.	2,330	71,135
Southwest Airlines Co.	10,421	70,133
Con-way Inc.	1,787	63,099
Hertz Global Holdings, Inc.*	7,625	60,924
Delta Air Lines, Inc.*	10,033	58,091
Kirby Corp.*	1,589	50,514
Landstar System, Inc.	1,406	50,489
Ryder System, Inc.	1,764	49,251
Copa Holdings SA	1,190	48,576
Old Dominion Freight Line, Inc.*	1,432	48,072
Werner Enterprises, Inc.	2,610	47,293
Kansas City Southern*	2,870	46,236
Knight Transportation, Inc.	2,744	45,413
Heartland Express, Inc.	2,952	43,453
UTI Worldwide, Inc.*	3,319	37,837
Alexander & Baldwin, Inc.	1,612	37,785
Genesee & Wyoming, Inc. — Class A*	1,399	37,088
DryShips Inc.	6,410	37,050
JetBlue Airways Corp.*	8,318	35,518
AMR Corp.*	8,720	35,054
Continental Airlines, Inc. — Class B*	3,549	31,444
Allegiant Travel Co.*	740	29,334
UAL Corp.*	6,059	19,328

Total Common Stocks
(Cost $1,347,540)		2,189,371

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT† 0.9%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$20,640	$20,640

Total Repurchase Agreement
(Cost $20,640)		20,640

Total Investments 100.4%
(Cost $1,368,180)		$2,210,011

Liabilities in Excess of Other Assets – (0.4)%		$(8,177)

Net Assets – 100.0%		$2,201,834

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.
32	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     UTILITIES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.6%

Exelon Corp.	16,038	$821,306
FPL Group, Inc.	12,044	684,822
Southern Co.	21,735	677,263
Dominion Resources, Inc.	18,958	633,576
Duke Energy Corp.	40,794	595,184
Public Service Enterprise Group, Inc.	17,803	580,912
Entergy Corp.	7,324	567,756
American Electric Power Company, Inc.	18,008	520,251
PG&E Corp.	13,225	508,369
PPL Corp.	15,126	498,553
AES Corp.*	42,059	488,305
Sempra Energy	9,828	487,764
Progress Energy, Inc.	12,106	457,970
FirstEnergy Corp.	11,738	454,848
Edison International	14,454	454,723
Consolidated Edison, Inc.	11,395	426,401
NRG Energy, Inc.*	15,707	407,754
Xcel Energy, Inc.	20,952	385,726
Constellation Energy Group, Inc.	12,565	333,978
DTE Energy Co.	10,175	325,600
Ameren Corp.	13,081	325,586
Calpine Corp.*	29,171	325,257
Questar Corp.	10,172	315,942
Wisconsin Energy Corp.	7,234	294,496
EQT CORP	8,346	291,359
Allegheny Energy, Inc.	10,871	278,841
Northeast Utilities	12,398	276,599
SCANA Corp.	8,377	272,001
CenterPoint Energy, Inc.	24,497	271,427
MDU Resources Group, Inc.	13,891	263,512
Oneok, Inc.	8,652	255,147
NSTAR	7,932	254,697
Energen Corp.	6,299	251,330
NiSource, Inc.	21,535	251,098
Pepco Holdings, Inc.	18,393	247,202
Pinnacle West Capital Corp.	8,186	246,808
Alliant Energy Corp.	9,239	241,415
National Fuel Gas Co.	6,675	240,834
American Water Works Company, Inc.	12,537	239,582
OGE Energy Corp.	8,365	236,897
UGI Corp.	9,172	233,794
TECO Energy, Inc.	19,057	227,350
NV Energy, Inc.	20,753	223,925
AGL Resources, Inc.	7,018	223,172
CMS Energy Corp.	18,414	222,441
DPL, Inc.	9,512	220,393
Integrys Energy Group, Inc.	7,329	219,797

		MARKET
	SHARES	VALUE

Mirant Corp.*	13,819	$217,511
Atmos Energy Corp.	8,345	208,959
ITC Holdings Corp.	4,573	207,431
Ormat Technologies, Inc.	5,104	205,742
Aqua America, Inc.	11,405	204,150
Westar Energy, Inc.	10,528	197,611
Vectren Corp.	8,427	197,445
Hawaiian Electric Industries, Inc.	10,210	194,603
Great Plains Energy, Inc.	12,074	187,751
New Jersey Resources Corp.	4,878	180,681
Piedmont Natural Gas Co.	7,249	174,773
Nicor, Inc.	5,041	174,519
WGL Holdings, Inc.	5,355	171,467
Cleco Corp.	7,064	158,375

Total Common Stocks
(Cost $16,395,944)		19,942,981

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 0.4%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$79,605	79,605

Total Repurchase Agreement
(Cost $79,605)		79,605

Total Investments 100.0%
(Cost $16,475,549)		$20,022,586

Other Assets in Excess of Liabilities – 0.0%		$2,519

Net Assets – 100.0%		$20,025,105

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	33

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

		Basic	Bio-	Consumer
	Banking	Materials	technology	Products
	Fund	Fund	Fund	Fund

Assets
Investment Securities	$10,700,316	$30,899,245	$17,255,475	$13,333,313
Repurchase Agreements	62,716	172,274	125,114	12,102

Total Investments	10,763,032	31,071,519	17,380,589	13,345,415
Cash	640	—	—	—
Receivable for Securities Sold	—	—	—	—
Receivable for Fund Shares Sold	119,374	11,688	130,576	15,211
Investment Income Receivable	18,705	32,733	—	52,532

Total Assets	10,901,751	31,115,940	17,511,165	13,413,158

Liabilities
Payable for Securities Purchased	101,986	—	92,739	—
Payable for Fund Shares Redeemed	48	103,470	36,173	12,116
Investment Advisory Fees Payable	8,016	25,733	9,880	9,511
Transfer Agent and Administrative Fees Payable	2,358	7,569	2,906	2,797
Distribution and Service Fees Payable	2,358	7,569	2,906	2,797
Portfolio Accounting Fees Payable	943	3,027	1,162	1,119
Custody Fees Payable	384	999	384	369
Overdraft Due to Custodian Bank	—	—	—	—
Other Accrued Fees	12,691	30,848	21,934	18,534

Total Liabilities	128,784	179,215	168,084	47,243

Net Assets	$10,772,967	$30,936,725	$17,343,081	$13,365,915

Net Assets Consist Of
Paid-In Capital	$25,033,266	$32,026,146	$30,122,296	$18,550,791
Undistributed Net Investment Income (Loss)	503,178	136,850	(172,953)	471,705
Accumulated Net Realized Loss on Investments	(17,301,071)	(10,756,686)	(16,815,744)	(8,253,494)
Net Unrealized Appreciation on Investments	2,537,594	9,530,415	4,209,482	2,596,913

Net Assets	$10,772,967	$30,936,725	$17,343,081	$13,365,915

Shares Outstanding	1,002,335	1,342,392	859,910	480,128

Net Asset Values	$10.75	$23.05	$20.17	$27.84

Cost of Investments	$8,225,438	$21,541,104	$13,171,107	$10,748,502
34	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

June 30, 2009

		Energy	Financial	Health			Precious
Electronics	Energy	Services	Services	Care	Internet	Leisure	Metals
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$17,136,929	$36,119,882	$35,605,767	$14,396,000	$23,001,809	$19,625,445	$6,981,279	$70,274,949
130,076	—	60,788	35,316	124,289	71,238	45,631	481,214

17,267,005	36,119,882	35,666,555	14,431,316	23,126,098	19,696,683	7,026,910	70,756,163
—	—	—	2,304	—	—	—	—
1,126,102	490,259	524,295	—	—	—	—	4,666,782
29,746	52,848	—	910,444	316,151	61,289	8,516	15,706
2,175	60,629	78,329	28,282	22,459	—	1,249	7,558

18,425,028	36,723,618	36,269,179	15,372,346	23,464,708	19,757,972	7,036,675	75,446,209

—	—	—	824,437	242,761	—	—	—
1,182,430	259,320	390,506	19	18,378	81,082	2,730	4,435,897
12,314	27,116	30,193	10,529	15,582	14,804	5,438	49,569
3,622	7,975	8,880	3,097	4,583	4,354	1,599	16,523
3,622	7,975	8,880	3,097	4,583	4,354	1,599	16,523
1,449	3,190	3,552	1,239	1,833	1,742	640	6,609
481	1,113	1,195	409	605	575	211	2,181
—	83,072	—	—	—	—	—	—
8,228	39,183	35,547	10,687	28,505	10,454	4,369	59,721

1,212,146	428,944	478,753	853,514	316,830	117,365	16,586	4,587,023

$17,212,882	$36,294,674	$35,790,426	$14,518,832	$23,147,878	$19,640,607	$7,020,089	$70,859,186

$26,514,011	$32,150,091	$31,913,103	$25,594,818	$34,248,945	$22,299,981	$9,918,902	$72,506,479
(23,714)	126,892	(24,057)	348,668	78,814	(85,126)	(8,334)	(493,978)
(12,966,564)	(6,999,859)	(7,989,777)	(14,091,828)	(15,534,924)	(7,291,990)	(3,646,501)	(31,809,437)
3,689,149	11,017,550	11,891,157	2,667,174	4,355,043	4,717,742	756,022	30,656,122

$17,212,882	$36,294,674	$35,790,426	$14,518,832	$23,147,878	$19,640,607	$7,020,089	$70,859,186

1,976,815	1,567,488	1,966,230	1,315,414	1,053,426	1,504,131	214,772	6,614,990

$8.71	$23.15	$18.20	$11.04	$21.97	$13.06	$32.69	$10.71

$13,577,856	$25,102,332	$23,775,398	$11,764,142	$18,771,055	$14,978,941	$6,270,888	$40,100,041
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	35

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (concluded)

			Telecom-	Trans-
	Retailing	Technology	munications	portation
	Fund	Fund	Fund	Fund

Assets
Investment Securities	$13,623,843	$28,605,006	$7,594,492	$2,189,371
Repurchase Agreements	85,941	59,506	17,287	20,640

Total Investments	13,709,784	28,664,512	7,611,779	2,210,011
Receivable for Securities Sold	—	—	—	114,323
Receivable for Fund Shares Sold	624,212	590,357	375,005	—
Investment Income Receivable	8,106	5,445	37,170	4,366

Total Assets	14,342,102	29,260,314	8,023,954	2,328,700

Liabilities
Payable for Securities Purchased	586,757	464,001	358,711	—
Payable for Fund Shares Redeemed	11,477	20,117	411	113,336
Investment Advisory Fees Payable	10,093	15,550	4,846	1,885
Transfer Agent and Administrative Fees Payable	2,968	4,574	1,425	554
Distribution and Service Fees Payable	2,968	4,574	1,425	554
Portfolio Accounting Fees Payable	1,187	1,829	570	222
Custody Fees Payable	394	632	191	75
Other Accrued Fees	10,891	13,429	8,840	10,240

Total Liabilities	626,735	524,706	376,419	126,866

Net Assets	$13,715,367	$28,735,608	$7,647,535	$2,201,834

Net Assets Consist Of
Paid-In Capital	$16,089,934	$34,366,139	$11,231,278	$12,256,512
Undistributed Net Investment Income (Loss)	(9,331)	(32,804)	282,237	34,005
Accumulated Net Realized Loss on Investments	(5,149,492)	(9,547,750)	(5,582,096)	(10,930,514)
Net Unrealized Appreciation on Investments	2,784,256	3,950,023	1,716,116	841,831

Net Assets	$13,715,367	$28,735,608	$7,647,535	$2,201,834

Shares Outstanding	1,564,972	3,358,790	842,252	223,302

Net Asset Values	$8.76	$8.56	$9.08	$9.86

Cost of Investments	$10,925,528	$24,714,489	$5,895,663	$1,368,180
36	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

June 30, 2009

Utilities
Fund

$19,942,981
79,605

20,022,586
—
1,309,940
51,980

21,384,506

1,272,687
36,803
13,626
4,008
4,008
1,603
544
26,122

1,359,401

$20,025,105

$23,184,680
1,096,958
(7,803,570)
3,547,037

$20,025,105

1,312,374

$15.26

$16,475,549
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	37

STATEMENTS OF OPERATIONS (Unaudited)

		Basic	Bio-	Consumer
	Banking	Materials	technology	Products
	Fund	Fund	Fund	Fund

Investment Income
Interest	$60	$129	$125	$85
Dividends, Net of Foreign Tax Withheld	157,365	270,940	21,459	258,497
Other Income	—	—	—	985

Total Income	157,425	271,069	21,584	259,567

Expenses
Investment Advisory Fees	45,535	112,279	96,920	68,030
Transfer Agent and Administrative Fees	13,393	33,023	28,506	20,009
Audit and Outside Service Fees	8,683	19,442	13,505	13,095
Portfolio Accounting Fees	5,357	13,209	11,402	8,003
Trustees’ Fees*	949	2,166	1,775	1,471
Shareholder Service Fees	13,393	33,023	28,506	20,009
Custody Fees	2,045	4,285	5,436	2,343
Miscellaneous	649	3,681	8,487	1,743

Total Expenses	90,004	221,108	194,537	134,703

Net Investment Income (Loss)	67,421	49,961	(172,953)	124,864

Realized and Unrealized Gain (loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	(4,691,457)	(4,793,999)	(1,174,600)	(1,099,622)

Total Net Realized Gain (Loss)	(4,691,457)	(4,793,999)	(1,174,600)	(1,099,622)

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	1,976,790	7,984,418	400,877	272,861

Net Change in Unrealized Appreciation (Depreciation)	1,976,790	7,984,418	400,877	272,861

Net Gain (Loss) on Investments	(2,714,667)	3,190,419	(773,723)	(826,761)

Net Increase (Decrease) in Net Assets from Operations	$(2,647,246)	$3,240,380	$(946,676)	$(701,897)

Foreign Tax Withheld	$629	$8,333	$—	$2,417

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
38	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Period Ended June 30, 2009

		Energy	Financial	Health			Precious
Electronics	Energy	Services	Services	Care	Internet	Leisure	Metals
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$54	$147	$177	$52	$107	$109	$21	$297
62,744	402,551	221,755	162,058	302,945	19,451	20,351	129,313
—	—	—	—	—	—	—	—

62,798	402,698	221,932	162,110	303,052	19,560	20,372	129,610

44,378	139,942	125,168	39,576	112,825	53,608	14,715	250,625
13,052	41,159	36,814	11,640	33,184	15,767	4,328	83,541
1,950	25,913	22,879	6,630	18,472	3,073	2,859	27,927
5,221	16,464	14,726	4,656	13,274	6,307	1,731	33,417
398	2,876	2,492	743	2,216	551	303	4,066
13,052	41,159	36,814	11,640	33,184	15,767	4,328	83,541
1,602	4,936	4,458	1,382	4,651	1,863	518	10,840
6,859	3,357	2,638	1,308	6,432	7,750	(76)	33,575

86,512	275,806	245,989	77,575	224,238	104,686	28,706	527,532

(23,714)	126,892	(24,057)	84,535	78,814	(85,126)	(8,334)	(397,922)

(130,053)	(3,710,475)	(5,118,722)	(2,053,273)	(3,123,156)	238,789	(594,310)	(2,217,374)

(130,053)	(3,710,475)	(5,118,722)	(2,053,273)	(3,123,156)	238,789	(594,310)	(2,217,374)

3,458,591	7,155,396	11,507,062	2,509,948	2,440,446	4,077,693	822,332	9,474,279

3,458,591	7,155,396	11,507,062	2,509,948	2,440,446	4,077,693	822,332	9,474,279

3,328,538	3,444,921	6,388,340	456,675	(682,710)	4,316,482	228,022	7,256,905

$3,304,824	$3,571,813	$6,364,283	$541,210	$(603,896)	$4,231,356	$219,688	$6,858,983

$964	$22,549	$35	$663	$19,457	$—	$6	$12,913
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	39

STATEMENTS OF OPERATIONS (Unaudited) (concluded)

			Telecom-	Trans-
	Retailing	Technology	munications	portation
	Fund	Fund	Fund	Fund

Investment Income
Interest	$110	$72	$16	$152
Dividends, Net of Foreign Tax Withheld	98,245	81,341	158,113	50,102

Total Income	98,355	81,413	158,129	50,254

Expenses
Investment Advisory Fees	54,875	58,267	28,368	29,030
Transfer Agent and Administrative Fees	16,140	17,138	8,343	8,538
Audit and Outside Service Fees	4,831	6,314	6,474	9,405
Portfolio Accounting Fees	6,456	6,855	3,337	3,415
Trustees’ Fees*	742	818	679	942
Shareholder Service Fees	16,140	17,138	8,343	8,538
Custody Fees	1,894	2,055	1,014	999
Miscellaneous	6,608	5,632	(529)	(2,818)

Total Expenses	107,686	114,217	56,029	58,049

Net Investment Income (Loss)	(9,331)	(32,804)	102,100	(7,795)

Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on:
Investment Securities	(179,018)	(1,017,538)	(128,234)	(1,944,222)

Total Net Realized Loss	(179,018)	(1,017,538)	(128,234)	(1,944,222)

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	1,852,339	4,112,820	845,564	(1,457,198)

Net Change in Unrealized Appreciation (Depreciation)	1,852,339	4,112,820	845,564	(1,457,198)

Net Gain (Loss) on Investments	1,673,321	3,095,282	717,330	(3,401,420)

Net Increase (Decrease) in Net Assets from Operations	$1,663,990	$3,062,478	$819,430	$(3,409,215)

Foreign Tax Withheld	$—	$4,861	$2,705	$609

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
40	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Period Ended June 30, 2009

Utilities
Fund

$123
506,926

507,049

94,912
27,915
18,330
11,166
2,071
27,915
3,284
2,285

187,878

319,171

(1,470,854)

(1,470,854)

(137,279)

(137,279)

(1,608,133)

$(1,288,962)

$—
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	41

STATEMENTS OF CHANGES IN NET ASSETS

	Banking Fund		Basic Materials Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2009 †	2008	2009 †	2008

From Operations
Net Investment Income (Loss)	$67,421	$435,757	$49,961	$86,889
Net Realized Gain (Loss) on Investments	(4,691,457)	(10,573,313)	(4,793,999)	1,152,831
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,976,790	447,394	7,984,418	(23,178,062)

Net Increase (Decrease) in Net Assets from Operations	(2,647,246)	(9,690,162)	3,240,380	(21,938,342)

Distributions to Shareholders From:
Net Investment Income	—	(31,117)	—	(210,622)
Realized Gain on Investments	—	—	—	(2,124,893)

Total Distributions to Shareholders	—	(31,117)	—	(2,335,515)

Share Transactions
Proceeds from Shares Purchased	49,546,612	131,840,581	51,939,767	122,781,379
Value of Shares Purchased through Dividend Reinvestment	—	31,117	—	2,335,515
Cost of Shares Redeemed	(59,094,625)	(108,368,480)	(48,031,823)	(172,645,480)

Net Increase (Decrease) in Net Assets From Share Transactions	(9,548,013)	23,503,218	3,907,944	(47,528,586)

Net Increase (Decrease) in Net Assets	(12,195,259)	13,781,939	7,148,324	(71,802,443)
Net Assets—Beginning of Period	22,968,226	9,186,287	23,788,401	95,590,844

Net Assets—End of Period	$10,772,967	$22,968,226	$30,936,725	$23,788,401

Undistributed Net Investment Income (Loss)—End of Period	$503,178	$435,757	$136,850	$86,889

†	Unaudited
42	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Biotechnology Fund		Consumer Products Fund		Electronics Fund		Energy Fund
Period	Year	Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2009 †	2008	2009 †	2008	2009 †	2008	2009 †	2008

$(172,953)	$(275,736)	$124,864	$346,841	$(23,714)	$(5,740)	$126,892	$(58,580)
(1,174,600)	(7,929,098)	(1,099,622)	(5,215,418)	(130,053)	(1,803,213)	(3,710,475)	1,554,190
400,877	900,607	272,861	(3,412,150)	3,458,591	(710,290)	7,155,396	(29,169,597)

(946,676)	(7,304,227)	(701,897)	(8,280,727)	3,304,824	(2,519,243)	3,571,813	(27,673,987)

—	—	—	(52,693)	—	—	—	—
—	—	—	(723,429)	—	—	—	(1,382,160)

—	—	—	(776,122)	—	—	—	(1,382,160)

33,907,674	113,407,091	14,963,299	93,052,835	42,685,334	36,140,507	42,005,959	135,629,947
—	—	—	776,122	—	—	—	1,382,160
(50,914,060)	(84,733,296)	(25,728,195)	(100,786,369)	(30,654,422)	(34,687,381)	(40,126,171)	(178,570,587)

(17,006,386)	28,673,795	(10,764,896)	(6,957,412)	12,030,912	1,453,126	1,879,788	(41,558,480)

(17,953,062)	21,369,568	(11,466,793)	(16,014,261)	15,335,736	(1,066,117)	5,451,601	(70,614,627)
35,296,143	13,926,575	24,832,708	40,846,969	1,877,146	2,943,263	30,843,073	101,457,700

$17,343,081	$35,296,143	$13,365,915	$24,832,708	$17,212,882	$1,877,146	$36,294,674	$30,843,073

$(172,953)	$—	$471,705	$346,841	$(23,714)	$—	$126,892	$—

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	43

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Energy Services Fund		Financial Services Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2009 †	2008	2009 †	2008

From Operations
Net Investment Income (Loss)	$(24,057)	$(523,581)	$84,535	$264,133
Net Realized Gain (Loss) on Investments	(5,118,722)	2,778,008	(2,053,273)	(8,632,303)
Net Change in Unrealized Appreciation (Depreciation) on Investments	11,507,062	(32,892,033)	2,509,948	(731,796)

Net Increase (Decrease) in Net Assets from Operations	6,364,283	(30,637,606)	541,210	(9,099,966)

Distributions to Shareholders From:
Realized Gain on Investments	—	(2,824,110)	—	—

Total Distributions to Shareholders	—	(2,824,110)	—	—

Share Transactions
Proceeds from Shares Purchased	41,924,930	99,290,499	26,614,329	68,548,696
Value of Shares Purchased through Dividend Reinvestment	—	2,824,110	—	—
Cost of Shares Redeemed	(34,096,312)	(142,972,195)	(20,943,605)	(68,649,518)

Net Increase (Decrease) in Net Assets From Share Transactions	7,828,618	(40,857,586)	5,670,724	(100,822)

Net Increase (Decrease) in Net Assets	14,192,901	(74,319,302)	6,211,934	(9,200,788)
Net Assets—Beginning of Period	21,597,525	95,916,827	8,306,898	17,507,686

Net Assets—End of Period	$35,790,426	$21,597,525	$14,518,832	$8,306,898

Undistributed Net Investment Income (Loss)—End of Period	$(24,057)	$—	$348,668	$264,133

†	Unaudited
44	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Health Care Fund		Internet Fund		Leisure Fund		Precious Metals Fund
Period	Year	Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2009 †	2008	2009 †	2008	2009 †	2008	2009 †	2008

$78,814	$(4,701)	$(85,126)	$(103,231)	$(8,334)	$(18,607)	$(397,922)	$(480,042)
(3,123,156)	(8,440,559)	238,789	(3,481,970)	(594,310)	(1,616,766)	(2,217,374)	(16,661,919)
2,440,446	(5,038,254)	4,077,693	(2,316,967)	822,332	(3,099,244)	9,474,279	(8,942,337)

(603,896)	(13,483,514)	4,231,356	(5,902,168)	219,688	(4,734,617)	6,858,983	(26,084,298)

—	(1,811,041)	—	—	—	(897,056)	—	—

—	(1,811,041)	—	—	—	(897,056)	—	—

32,126,769	120,262,804	30,826,534	34,864,746	12,156,812	18,425,199	96,766,038	219,496,964
—	1,811,041	—	—	—	897,056	—	—
(44,152,587)	(108,522,893)	(17,821,994)	(51,495,124)	(6,957,824)	(27,400,224)	(93,791,111)	(223,999,955)

(12,025,818)	13,550,952	13,004,540	(16,630,378)	5,198,988	(8,077,969)	2,974,927	(4,502,991)

(12,629,714)	(1,743,603)	17,235,896	(22,532,546)	5,418,676	(13,709,642)	9,833,910	(30,587,289)
35,777,592	37,521,195	2,404,711	24,937,257	1,601,413	15,311,055	61,025,276	91,612,565

$23,147,878	$35,777,592	$19,640,607	$2,404,711	$7,020,089	$1,601,413	$70,859,186	$61,025,276

$78,814	$—	$(85,126)	$—	$(8,334)	$—	$(493,978)	$(96,056)

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	45

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Retailing Fund		Technology Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2009 †	2008	2009 †	2008

From Operations
Net Investment Income (Loss)	$(9,331)	$(10,497)	$(32,804)	$(100,923)
Net Realized Loss on Investments	(179,018)	(4,010,244)	(1,017,538)	(4,303,913)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,852,339	(496,209)	4,112,820	(5,449,695)

Net Increase (Decrease) in Net Assets from Operations	1,663,990	(4,516,950)	3,062,478	(9,854,531)

Distributions to Shareholders From:
Net Investment Income	—	—	—	—
Realized Gain on Investments	—	(43,364)	—	(1,738,171)

Total Distributions to Shareholders	—	(43,364)	—	(1,738,171)

Share Transactions
Proceeds from Shares Purchased	24,539,409	43,988,119	35,299,812	51,312,291
Value of Shares Purchased through Dividend Reinvestment	—	43,364	—	1,738,171
Cost of Shares Redeemed	(26,109,114)	(30,501,348)	(16,865,008)	(67,342,145)

Net Increase (Decrease) in Net Assets From Share Transactions	(1,569,705)	13,530,135	18,434,804	(14,291,683)

Net Increase (Decrease) in Net Assets	94,285	8,969,821	21,497,282	(25,884,385)
Net Assets—Beginning of Period	13,621,082	4,651,261	7,238,326	33,122,711

Net Assets—End of Period	$13,715,367	$13,621,082	$28,735,608	$7,238,326

Undistributed Net Investment Income (Loss)—End of Period	$(9,331)	$—	$(32,804)	$—

†	Unaudited
46	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Telecommunications Fund		Transportation Fund		Utilities Fund
Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2009 †	2008	2009 †	2008	2009 †	2008

$102,100	$180,137	$(7,795)	$41,800	$319,171	$777,786
(128,234)	(487,480)	(1,944,222)	(7,373,133)	(1,470,854)	(4,412,357)
845,564	(7,308,560)	(1,457,198)	321,511	(137,279)	(8,435,432)

819,430	(7,615,903)	(3,409,215)	(7,009,822)	(1,288,962)	(12,070,003)

—	(27,542)	—	—	—	(168,847)
—	(2,568,098)	—	(426,402)	—	(446,727)

—	(2,595,640)	—	(426,402)	—	(615,574)

14,863,300	51,078,163	15,140,861	108,853,564	28,871,841	151,253,931
—	2,595,640	—	426,402	—	615,574
(16,789,287)	(66,488,967)	(31,039,256)	(88,847,430)	(41,900,634)	(170,372,614)

(1,925,987)	(12,815,164)	(15,898,395)	20,432,536	(13,028,793)	(18,503,109)

(1,106,557)	(23,026,707)	(19,307,610)	12,996,312	(14,317,755)	(31,188,686)
8,754,092	31,780,799	21,509,444	8,513,132	34,342,860	65,531,546

$7,647,535	$8,754,092	$2,201,834	$21,509,444	$20,025,105	$34,342,860

$282,237	$180,137	$34,005	$41,800	$1,096,958	$777,787

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	47

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions		NET ASSET				Net			Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		VALUE,	Total			Investment		Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total		Income		Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses		(Loss)		Rate	omitted)

Banking Fund
June 30, 2009∆	$13.40	$.07	$(2.72)	$(2.65)	$—	$—	$—	$10.75	(19.78)%	1.66%	*	1.24%	*	379%	$10,773
December 31, 2008	22.80	.48	(9.86)	(9.38)	(.02)	—	(.02)	13.40	(41.16)%	1.63%		2.87%		521%	22,968
December 31, 2007	32.44	.56	(9.32)	(8.76)	(.88)	—	(.88)	22.80	(27.08)%	1.59%		1.85%		405%	9,186
December 31, 2006	29.69	.44	2.89	3.33	(.58)	—	(.58)	32.44	11.25%	1.59%		1.42%		259%	24,348
December 31, 2005	36.29	.44	(1.52)	(1.08)	(.49)	(5.03)	(5.52)	29.69	(2.77)%	1.58%		1.34%		532%	14,580
December 31, 2004	32.50	.35	4.38	4.73	(.11)	(.83)	(.94)	36.29	14.74%	1.59%		1.02%		884%	21,920
Basic Materials Fund
June 30, 2009∆	19.38	.04	3.63	3.67	—	—	—	23.05	18.94%	1.67%	*	0.38%	*	179%	30,937
December 31, 2008	41.66	.06	(19.38)	(19.32)	(.27)	(2.69)	(2.96)	19.38	(45.40)%	1.60%		0.15%		191%	23,788
December 31, 2007	33.33	.11	11.21	11.32	(.05)	(2.94)	(2.99)	41.66	33.97%	1.58%		0.28%		244%	95,591
December 31, 2006	27.87	.32	5.90	6.22	(.31)	(.45)	(.76)	33.33	22.29%	1.60%		1.02%		225%	58,622
December 31, 2005	32.66	.12	.80	.92	(.13)	(5.58)	(5.71)	27.87	4.04%	1.57%		0.41%		364%	28,317
December 31, 2004	27.69	.09	5.58	5.67	(.01)	(.69)	(.70)	32.66	20.83%	1.59%		0.30%		725%	46,162
Biotechnology Fund
June 30, 2009∆	19.03	(.14)	1.28	1.14	—	—	—	20.17	5.99%	1.69%	*	(1.50)%	*	173%	17,343
December 31, 2008	21.57	(.26)	(2.28)	(2.54)	—	—	—	19.03	(11.78)%	1.63%		(1.25)%		351%	35,296
December 31, 2007	20.66	(.26)	1.17	.91	—	—	—	21.57	4.40%	1.59%		(1.20)%		660%	13,927
December 31, 2006	21.37	(.32)	(.39)	(.71)	—	—	—	20.66	(3.32)%	1.59%		(1.48)%		379%	10,754
December 31, 2005	19.31	(.31)	2.37	2.06	—	—	—	21.37	10.67%	1.66%		(1.59)%		652%	36,086
December 31, 2004	19.10	(.29)	.50	.21	—	—	—	19.31	1.10%	1.59%		(1.51)%		1,169%	6,588
Consumer Products Fund
June 30, 2009∆	27.51	.20	.13	.33	—	—	—	27.84	1.20%	1.67%	*	1.55%	*	87%	13,366
December 31, 2008	37.02	.40	(9.09)	(8.69)	(.06)	(.76)	(.82)	27.51	(23.39)%	1.61%		1.21%		297%	24,833
December 31, 2007	36.55	.42	3.69	4.11	(.69)	(2.95)	(3.64)	37.02	11.08%	1.59%		1.10%		260%	40,847
December 31, 2006	31.63	.48	5.03	5.51	(.27)	(.32)	(.59)	36.55	17.42%	1.59%		1.41%		219%	43,007
December 31, 2005	32.95	.14	(.26)	(.12)	(.17)	(1.03)	(1.20)	31.63	(0.40)%	1.58%		0.42%		357%	22,177
December 31, 2004	29.39	.11	3.78	3.89	(.01)	(.32)	(.33)	32.95	13.30%	1.59%		0.36%		730%	24,433
Electronics Fund
June 30, 2009∆	6.82	(.02)	1.91	1.89	—	—	—	8.71	27.71%	1.66%	*	(0.45)%	*	295%	17,213
December 31, 2008	13.67	(.02)	(6.83)	(6.85)	—	—	—	6.82	(50.11)%	1.61%		(0.15)%		940%	1,877
December 31, 2007	14.02	(.11)	(.24)	(.35)	—	—	—	13.67	(2.50)%	1.59%		(0.73)%		1,009%	2,943
December 31, 2006	13.68	(.15)	.49	.34	—	—	—	14.02	2.49%	1.59%		(1.02)%		477%	3,856
December 31, 2005	13.17	(.16)	.67	.51	—	—	—	13.68	3.87%	1.62%		(1.24)%		1,136%	8,306
December 31, 2004	16.88	(.20)	(3.51)	(3.71)	—	—	—	13.17	(21.98)%	1.59%		(1.34)%		1,325%	12,289
Energy Fund
June 30, 2009∆	20.49	.08	2.58	2.66	—	—	—	23.15	12.98%	1.67%	*	0.77%	*	94%	36,295
December 31, 2008	39.83	(.03)	(18.29)	(18.32)	—	(1.02)	(1.02)	20.49	(46.03)%	1.60%		(0.08)%		154%	30,843
December 31, 2007	33.14	(.11)	11.01	10.90	—	(4.21)	(4.21)	39.83	33.22%	1.58%		(0.27)%		217%	101,458
December 31, 2006	39.20	(.13)	5.28	5.15	—	(11.21)	(11.21)	33.14	11.93%	1.59%		(0.31)%		146%	70,190
December 31, 2005	29.68	(— )§	11.44	11.44	(.01)	(1.91)	(1.92)	39.20	38.54%	1.59%		(0.01)%		351%	83,437
December 31, 2004	22.45	.01	7.23	7.24	(— )§	(.01)	(.01)	29.68	32.27%	1.58%		0.04%		542%	60,501
48	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions		NET ASSET				Net			Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		VALUE,	Total			Investment		Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total		Income		Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses		(Loss)		Rate	omitted)

Energy Services Fund
June 30, 2009∆	$14.18	$(.01)	$4.03	$4.02	$—	$—	$—	$18.20	$28.35%	1.66%	*	(0.16)%	*	106%	$35,790
December 31, 2008	38.67	(.28)	(21.79)	(22.07)	—	(2.42)	(2.42)	14.18	(57.60)%	1.60%		(0.78)%		122%	21,598
December 31, 2007	29.79	(.34)	11.37	11.03	—	(2.15)	(2.15)	38.67	37.10%	1.58%		(0.91)%		193%	95,917
December 31, 2006	30.92	(.37)	4.01	3.64	—	(4.77)	(4.77)	29.79	10.98%	1.59%		(1.08)%		184%	43,910
December 31, 2005	20.85	(.30)	10.37	10.07	—	—	—	30.92	48.30%	1.61%		(1.17)%		317%	79,722
December 31, 2004	15.59	(.22)	5.48	5.26	—	—	—	20.85	33.74%	1.58%		(1.19)%		808%	29,316
Financial Services Fund
June 30, 2009∆	11.41	.09	(.46)	(.37)	—	—	—	11.04	(3.24)%	1.66%	*	1.81%	*	180%	14,519
December 31, 2008	21.96	.32	(10.87)	(10.55)	—	—	—	11.41	(48.04)%	1.61%		1.87%		422%	8,307
December 31, 2007	32.18	.28	(6.23)	(5.95)	(.66)	(3.61)	(4.27)	21.96	(18.80)%	1.59%		0.90%		525%	17,508
December 31, 2006	29.10	.26	4.59	4.85	(.39)	(1.38)	(1.77)	32.18	16.73%	1.59%		0.83%		330%	50,190
December 31, 2005	30.38	.28	.67	.95	(.25)	(1.98)	(2.23)	29.10	3.38%	1.59%		0.94%		549%	36,839
December 31, 2004	26.00	.23	4.21	4.44	(.06)	—	(.06)	30.38	17.12%	1.59%		0.84%		762%	45,180
Health Care Fund
June 30, 2009∆	21.22	.06	.69	.75	—	—	—	21.97	3.53%	1.68%	*	0.59%	*	130%	23,148
December 31, 2008	29.61	(— )§	(7.40)	(7.40)	—	(.99)	(.99)	21.22	(24.86)%	1.62%		(0.01)%		266%	35,778
December 31, 2007	28.41	(.01)	1.73	1.72	—	(.52)	(.52)	29.61	6.02%	1.59%		(0.02)%		424%	37,521
December 31, 2006	28.17	(.15)	1.59	1.44	—	(1.20)	(1.20)	28.41	5.11%	1.59%		(0.52)%		251%	40,825
December 31, 2005	25.46	(.16)	2.87	2.71	—	—	—	28.17	10.64%	1.60%		(0.62)%		330%	51,692
December 31, 2004	24.28	(.16)	1.65	1.49	—	(.31)	(.31)	25.46	6.22%	1.59%		(0.67)%		629%	30,435
Internet Fund
June 30, 2009∆	9.84	(.08)	3.30	3.22	—	—	—	13.06	32.72%	1.66%	*	(1.35)%	*	139%	19,641
December 31, 2008	17.85	(.16)	(7.85)	(8.01)	—	—	—	9.84	(44.87)%	1.60%		(1.07)%		341%	2,405
December 31, 2007	16.17	(.05)	1.73	1.68	—	—	—	17.85	10.39%	1.54%		(0.29)%		432%	24,937
December 31, 2006	14.74	(.21)	1.64	1.43	—	—	—	16.17	9.70%	1.58%		(1.33)%		420%	9,381
December 31, 2005	17.01	(.21)	(.13)	(.34)	—	(1.93)	(1.93)	14.74	(1.38)%	1.61%		(1.36)%		676%	20,959
December 31, 2004	14.68	(.23)	2.56	2.33	—	—	—	17.01	15.87%	1.58%		(1.49)%		693%	36,922
Leisure Fund
June 30, 2009∆	30.47	(.07)	2.29	2.22	—	—	—	32.69	7.29%	1.66%	*	(0.48)%	*	218%	7,020
December 31, 2008†††	636.60	(1.07)	(347.66)	(348.73)	—	(257.40)	(257.40)	30.47	(49.09)%	1.61%		(0.26)%		255%	1,601
December 31, 2007†††	785.70	(1.20)	(15.30)	(16.50)	—	(132.60)	(132.60)	636.60	(2.54)%	1.59%		(0.14)%		171%	15,311
December 31, 2006†††	658.80	(.60)	155.10	154.50	—	(27.60)	(27.60)	785.70	23.47%	1.60%		(0.07)%		221%	37,699
December 31, 2005†††	761.70	(5.70)	(30.90)	(36.60)	—	(66.30)	(66.30)	658.80	(4.87)%	1.56%		(0.79)%		369%	13,961
December 31, 2004†††	624.00	(5.10)	152.10	147.00	—	(9.30)	(9.30)	761.70	23.86%	1.58%		(0.74)%		663%	51,755
Precious Metals Fund
June 30, 2009∆	9.24	(.06)	1.53	1.47	—	—	—	10.71	15.91%	1.57%	*	(1.18)%	*	124%	70,859
December 31, 2008	15.04	(.09)	(5.71)	(5.80)	—	—	—	9.24	(38.56)%	1.50%		(0.66)%		228%	61,025
December 31, 2007	12.58	(.10)	2.56	2.46	—	—	—	15.04	19.55%	1.45%		(0.71)%		268%	91,613
December 31, 2006	10.36	(.03)	2.25	2.22	—	—	—	12.58	21.43%	1.49%		(0.26)%		228%	62,910
December 31, 2005	8.57	(.02)	1.81	1.79	—	—	—	10.36	20.89%	1.57%		(0.24)%		308%	68,241
December 31, 2004	9.99	(.05)	(1.37)	(1.42)	—	—	—	8.57	(14.21)%	1.46%		(0.54)%		519%	35,043
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	49

s

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions		NET ASSET				Net			Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		VALUE,	Total			Investment		Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total		Income		Turnover	Period (000’s
Period Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses		(Loss)		Rate	omitted)

Retailing Fund
June 30, 2009∆	$7.53	$(.01)	$1.24	$1.23	$—	$—	$—	$8.76	$16.33%	1.66%	*	(0.14)%	*	193%	$13,715
December 31, 2008	11.27	(.02)	(3.70)	(3.72)	—	(.02)	(.02)	7.53	(32.95)%	1.62%		(0.17)%		460%	13,621
December 31, 2007	29.78	(.24)	(2.95)	(3.19)	—	(15.32)	(15.32)	11.27	(12.60)%	1.60%		(0.81)%		182%	4,651
December 31, 2006	27.85	(.11)	2.92	2.81	—	(.88)	(.88)	29.78	10.08%	1.59%		(0.37)%		227%	28,306
December 31, 2005	26.65	(.25)	1.70	1.45	—	(.25)	(.25)	27.85	5.48%	1.58%		(0.90)%		421%	17,616
December 31, 2004	25.99	(.22)	2.62	2.40	—	(1.74)	(1.74)	26.65	10.06%	1.58%		(0.83)%		609%	20,800
Technology Fund
June 30, 2009∆	7.05	(.02)	1.53	1.51	—	—	—	8.56	21.42%	1.66%	*	(0.48)%	*	96%	28,736
December 31, 2008	16.27	(.08)	(7.39)	(7.47)	—	(1.75)	(1.75)	7.05	(45.41)%	1.60%		(0.63)%		277%	7,238
December 31, 2007	14.74	(.15)	1.68	1.53	—	—	—	16.27	10.38%	1.56%		(0.91)%		584%	33,123
December 31, 2006	13.92	(.16)	.98	.82	—	—	—	14.74	5.89%	1.59%		(1.09)%		403%	23,215
December 31, 2005	13.50	(.16)	.58	.42	—	—	—	13.92	3.11%	1.62%		(1.21)%		541%	19,145
December 31, 2004	14.88	(.05)	.03	(.02)	—	(1.36)	(1.36)	13.50	1.15%	1.58%		(0.36)%		767%	19,919
Telecommunications Fund
June 30, 2009∆	7.94	.12	1.02	1.14	—	—	—	9.08	14.36%	1.67%	*	3.04%	*	186%	7,648
December 31, 2008	23.89	.24	(11.49)	(11.25)	(.05)	(4.65)	(4.70)	7.94	(45.34)%	1.61%		1.34%		341%	8,754
December 31, 2007	21.91	.05	1.97	2.02	(.04)	—	(.04)	23.89	9.23%	1.58%		0.20%		295%	31,781
December 31, 2006	18.81	.15	3.52	3.67	(.29)	(.28)	(.57)	21.91	19.51%	1.59%		0.72%		264%	33,337
December 31, 2005	20.53	.19	.06	.25	—	(1.97)	(1.97)	18.81	1.16%	1.60%		0.98%		362%	16,898
December 31, 2004	18.22	(.02)	2.33	2.31	—	—	—	20.53	12.68%	1.58%		(0.08)%		809%	30,191
Transportation Fund
June 30, 2009∆	10.91	(.01)	(1.04)	(1.05)	—	—	—	9.86	(9.62)%	1.67%	*	(0.22)%	*	270%	2,202
December 31, 2008	14.85	.04	(3.80)	(3.76)	—	(.18)	(.18)	10.91	(25.26)%	1.62%		0.27%		544%	21,509
December 31, 2007	35.05	(.04)	(2.24)	(2.28)	—	(17.92)	(17.92)	14.85	(8.75)%	1.60%		(0.12)%		284%	8,513
December 31, 2006	32.64	(.24)	2.65	2.41	—	—	—	35.05	7.38%	1.59%		(0.68)%		249%	29,549
December 31, 2005	31.45	(.19)	2.64	2.45	—	(1.26)	(1.26)	32.64	8.48%	1.58%		(0.63)%		258%	31,378
December 31, 2004	25.97	(.20)	6.09	5.89	—	(.41)	(.41)	31.45	22.99%	1.57%		(0.71)%		473%	47,333
Utilities Fund
June 30, 2009∆	15.41	.21	(.36)	(.15)	—	—	—	15.26	(0.97)%	1.67%	*	2.83%	*	111%	20,025
December 31, 2008	22.29	.37	(6.97)	(6.60)	(.08)	(.20)	(.28)	15.41	(29.57)%	1.61%		1.90%		293%	34,343
December 31, 2007	22.38	.32	2.59	2.91	(.39)	(2.61)	(3.00)	22.29	12.86%	1.58%		1.32%		244%	65,532
December 31, 2006	19.09	.36	3.64	4.00	(.49)	(.22)	(.71)	22.38	20.96%	1.59%		1.73%		169%	71,719
December 31, 2005	17.34	.34	1.50	1.84	(.09)	—	(.09)	19.09	10.56%	1.60%		1.80%		342%	39,943
December 31, 2004	14.96	.33	2.24	2.57	(.19)	—	(.19)	17.34	17.31%	1.57%		2.06%		904%	21,902

*	Annualized

†	Calculated using the average daily shares outstanding for the period.

††	Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

†††	Per share amounts for periods ended December 31, 2004 — December 31, 2007 have been restated to reflect a 1:30 reverse stock split effective December 8, 2008.

§	Less than $.01 per share.

∆	Unaudited
50	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.   Organization and Significant Accounting Policies Organization
The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of shares (no par value). The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.
At June 30, 2009, the Trust consisted of fifty-seven separate Funds. This report covers the Sector Funds (the “Funds”), while the other funds are contained in separate reports.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
The Sector Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.
The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A.   Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B.   Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C.   Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D.   The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.
E.   Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.   Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.85% of the average daily net assets of each of the Funds, except the Precious Metals Fund, which is 0.75% of the average daily net assets.
Rydex Investments provides transfer agent and administrative services to the Funds for fees calculated at an annualized of 0.25% of the average daily net assets of each Fund. Rydex Investments also provides accounting services to the Trust fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund.

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Rydex Investments engages external service providers to perform other necessary services to the Trust, such as accounting and auditing related services, legal services, printing and mailing, etc. on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted an Investor Services Plan for which the Distributor and other firms that provide shareholder services (“Service Providers”) may receive compensation. The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
3.   Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2005-2008), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales.
Permanent book and tax basis differences, if any, will result in reclassifications. This includes net operating losses not utilized during the current period and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
At June 30, 2009, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain

Banking Fund	$ 8,225,438	$ 2,740,384	$ (202,790)	$ 2,537,594
Basic Materials Fund	25,184,490	5,887,029	—	5,887,029
Biotechnology Fund	13,171,107	4,218,113	(8,631)	4,209,482
Consumer Products Fund	10,748,502	2,610,465	(13,552)	2,596,913
Electronics Fund	13,805,576	3,461,429	—	3,461,429
Energy Fund	27,013,679	9,139,891	(33,688)	9,106,203
Energy Services Fund	26,647,560	9,095,635	(76,640)	9,018,995
Financial Services Fund	11,764,142	2,728,392	(61,218)	2,667,174
Health Care Fund	18,771,055	4,387,848	(32,805)	4,355,043
Internet Fund	15,143,437	4,567,311	(14,065)	4,553,246
Leisure Fund	6,802,380	291,913	(67,383)	224,530
Precious Metals Fund	40,100,041	30,720,163	(64,041)	30,656,122
Retailing Fund	10,925,528	2,848,600	(64,344)	2,784,256
Technology Fund	24,714,489	3,961,078	(11,055)	3,950,023
Telecommunications Fund	5,895,663	1,716,116	—	1,716,116
Transportation Fund	1,368,180	846,877	(5,046)	841,831
Utilities Fund	16,475,549	3,547,038	(1)	3,547,037
4.   Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
52	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The repurchase agreements executed by the joint account and outstanding at June 30, 2009, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Credit Suisse Group	0.02% due 07/01/09	$76,690,081	$76,690,081	$ 76,690,124

			$76,690,081	$ 76,690,124

At June 30, 2009, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Date	Rate	Par Value	Market Value

U.S. Treasury Bills	07/23/09 - 01/14/10	—	$78,334,500	$ 78,228,575

				$ 78,228,575

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
5.   Fair Value Measurement
Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurement, which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2009:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total

Assets
Banking Fund	$10,763,032	$—	$—	$10,763,032
Basic Materials Fund	31,071,519	—	—	31,071,519
Biotechnology Fund	17,380,589	—	—	17,380,589
Consumer Products Fund	13,345,415	—	—	13,345,415
Electronics Fund	17,267,005	—	—	17,267,005
Energy Fund	36,119,882	—	—	36,119,882
Energy Services Fund	35,666,555	—	—	35,666,555
Financial Services Fund	14,431,316	—	—	14,431,316
Health Care Fund	23,126,098	—	—	23,126,098
Internet Fund	19,696,683	—	—	19,696,683
Leisure Fund	7,026,910	—	—	7,026,910
Precious Metals Fund	70,756,163	—	—	70,756,163
Retailing Fund	13,709,784	—	—	13,709,784
Technology Fund	28,664,512	—	—	28,664,512
Telecommunications Fund	7,611,779	—	—	7,611,779
Transportation Fund	2,210,011	—	—	2,210,011
Utilities Fund	20,022,586	—	—	20,022,586
In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

significantly decreased. Additionally, FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management has evaluated the impact of adopting FAS 157-4 on the Funds and has determined that there is no impact to the financial statement disclosures.
6.   Securities Transactions
For the period ended June 30, 2009, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

		Basic	Biotech-	Consumer			Energy
	Banking	Materials	nology	Products	Electronics	Energy	Services
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$44,057,030	$51,358,209	$41,222,824	$14,319,830	$40,194,617	$33,586,173	$38,622,246
Sales	$53,070,125	$46,990,211	$57,765,390	$24,519,770	$28,210,256	$31,103,100	$30,646,183

	Financial	Health			Precious
	Services	Care	Internet	Leisure	Metals	Retailing	Technology
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$23,719,481	$35,387,750	$30,041,873	$11,808,793	$87,782,145	$25,078,234	$31,767,497
Sales	$17,918,899	$46,853,015	$17,074,169	$6,608,774	$84,620,014	$26,455,549	$13,374,681

	Telecommunications	Transportation	Utilities
	Fund	Fund	Fund

Purchases	$12,793,188	$20,648,394	$25,276,614
Sales	$14,533,074	$36,159,555	$37,414,869
54	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

7.   Share Transactions
The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the periods presented were:

				Shares Purchased through						Net Shares
	Shares Purchased			Dividend Reinvestment			Shares Redeemed			Purchased (Redeemed)

	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended		Year Ended
	June 30,		December 31,	June 30,		December 31,	June 30,		December 31,	June 30,		December 31,
	2009	†	2008	2009	†	2008	2009	†	2008	2009	†	2008

Banking Fund	5,022,015		7,674,987	—		2,286	(5,733,625)		(6,366,272)	(711,610)		1,311,001
Basic Materials Fund	2,501,987		3,369,025	—		137,141	(2,386,871)		(4,573,538)	115,116		(1,067,372)
Biotechnology Fund	1,830,323		5,366,301	—		—	(2,825,179)		(4,157,122)	(994,856)		1,209,179
Consumer Products Fund	571,209		2,837,579	—		29,299	(993,836)		(3,067,404)	(422,627)		(200,526)
Electronics Fund	5,517,404		3,207,474	—		—	(3,815,805)		(3,147,576)	1,701,599		59,898
Energy Fund	1,941,986		3,864,204	—		66,642	(1,879,420)		(4,973,246)	62,566		(1,042,400)
Energy Services Fund	2,507,783		2,869,511	—		182,083	(2,064,953)		(4,008,447)	442,830		(956,853)
Financial Services Fund	2,705,060		3,936,662	—		—	(2,117,786)		(4,005,875)	587,274		(69,213)
Health Care Fund	1,566,399		4,549,619	—		88,430	(2,198,957)		(4,219,410)	(632,558)		418,639
Internet Fund	2,771,069		2,275,129	—		—	(1,511,416)		(3,427,511)	1,259,653		(1,152,382)
Leisure Fund	387,448		979,006	—		1,007,928	(225,230)		(2,655,793)	162,218		(668,859)
Precious Metals Fund	9,670,828		18,236,924	—		—	(9,661,810)		(17,722,874)	9,018		514,050
Retailing Fund	3,003,459		4,688,769	—		6,405	(3,248,573)		(3,297,878)	(245,114)		1,397,296
Technology Fund	4,527,559		3,653,213	—		258,272	(2,195,479)		(4,920,488)	2,332,080		(1,009,003)
Telecommunications Fund	1,799,219		3,199,295	—		356,055	(2,059,633)		(3,783,032)	(260,414)		(227,682)
Transportation Fund	1,661,057		7,764,155	—		40,494	(3,409,567)		(6,406,286)	(1,748,510)		1,398,363
Utilities Fund	2,016,251		8,051,669	—		41,093	(2,932,998)		(8,803,682)	(916,747)		(710,920)

†	Unaudited
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	55
1

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

8.   New Accounting Pronouncements
In March 2008, the FASB issued FAS 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new requirement is intended to improve disclosures around an entity’s derivatives activity and help investors understand how entities use derivatives, how they are accounted for and how they affect the financial position and operations of that entity. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has evaluated the impact of FAS 161 and there is no impact on the Funds’ financial statement disclosure.
In September 2008, FASB issued a FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”), which was effective for fiscal years ending after November 15, 2008. The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. Management has evaluated the impact of SFAS No. 133-1 and FIN 45-4 and there is no impact on the Funds’ financial statement disclosures.
9.   Subsequent Events
Management has evaluated events or transactions that may have occurred since June 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through August 21, 2009, the date the financial statements were available to be issued and there were no events or transactions to be reported.
56	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT
2

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	57
3

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
TRUSTEES AND OFFICERS

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Carl G. Verboncoeur*	Rydex Series Funds – 2004	151
Trustee, President (1952)	Rydex Variable Trust – 2004
Rydex Dynamic Funds – 2004
Rydex ETF Trust – 2004
Principal Occupations During Past Five Years: Treasurer of Rydex Specialized Products, LLC (2005 to present) Chief Executive Officer of Rydex Specialized Products, LLC (2005 to 2008); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to 2009)

Michael P. Byrum*	Rydex Series Funds – 2005	151
Trustee, Vice President	Rydex Variable Trust – 2005
(1970)	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: Chief Investment Officer of Rydex Investments (2003 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to present)

INDEPENDENT TRUSTEES

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	151
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	151
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	151
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	151
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)
58	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT
4

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	151
Trustee (1960)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	151
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	151
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Owner, Arrow Limousine

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Nick Bonos* Vice President and Treasurer (1963)	Chief Financial Officer of Rydex Specialized Products, LLC (2005 to present); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2003 to present); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Vice President of Compliance of Rydex Investments (2000 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	59
5

This page intentionally left blank.
6

This page intentionally left blank.
7

JUNE 30, 2009
RYDEX VARIABLE TRUST
CLS ADVISORONE FUNDS SEMI-ANNUAL REPORT
AMERIGO FUND
CLERMONT FUND
BEROLINA FUND

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

FUND PROFILES	6

SCHEDULES OF INVESTMENTS	8

STATEMENTS OF ASSETS AND LIABILITIES	14

STATEMENTS OF OPERATIONS	15

STATEMENTS OF CHANGES IN NET ASSETS	16

FINANCIAL HIGHLIGHTS	18

NOTES TO FINANCIAL STATEMENTS	19

OTHER INFORMATION	25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	26
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
Historic across-the-board stock losses have led investors to do a great deal of soul-searching in 2008. Investors experienced new stock market lows reminiscent of the 1970s, watched as unemployment soared to new highs and could only sit back in disbelief as the equity in their homes all but disappeared. On Wall Street, the news was just as grim. The S&P 500® Index fell 37% for the year.
Investors Left Shell-Shocked
Fears of a prolonged bear market weighed heavily on the minds of investors throughout the fall, as the financial sector collapsed due to inadequate capital reserves. In less than a month, the shape of the entire financial system changed forever. The Wall Street model of large, aggressive, risk-taking investment banks was swept aside as financial titans such as Merrill Lynch & Company, Inc., Morgan Stanley, Goldman Sachs Group, Inc. and Lehman Brothers Holdings Inc., collapsed, merged with, or were reborn as commercial banks. In September, we saw a temporary ban on short-selling of financial stocks and historic government intervention as the U.S. Treasury stepped in to offer temporary money market mutual fund insurance after the Reserve Primary Fund “broke the buck”—causing a massive exodus from money market mutual funds. As the willingness to lend disappeared, so did Wall Street’s daily lifeline, culminating in what former Federal Reserve Chairman Alan Greenspan called “a once-in-a-century credit tsunami.”
Unprecedented Government Intervention
While the equity markets faltered and the credit market dried up, the government—led by the Federal Reserve, the U.S. Treasury and the Federal Deposit Insurance Corporation (FDIC)—unveiled a colossal amount of policy initiatives with the high hopes of injecting new life into the economy. Newly sworn-in government officials committed $12 trillion to a financial program designed to offset credit and subprime mortgage-related issues. This historic government intervention kicked into high gear during the fall when Congress authorized the Troubled Assets Relief Program (TARP), which mandated new rules for additional transparency and accountability of financial institutions. An objective of the plan, so-called “stress tests” of financial firms, was initiated with the goal of providing additional capital should the economy worsen.
As investors looked forward to putting 2008 far behind them, December saw the end of an era in Detroit, as the chief executives from General Motors Corp. (GM), Ford Motor Company and Chrysler Group LLC made the first of multiple trips to Capitol Hill in order to ask Congress for more than $39 billion in loans. Despite the interjection of more than $19.4 billion in federal help, GM filed for bankruptcy on June 2, 2009—and for the first time since 1925, was no longer part of the Dow Jones Industrial Average.
Investor Whiplash Continues in 2009
The quest for a market bottom continued as black and blue investors repeatedly bounced off false market bottoms. The Dow lost 298 points on March 2, 2009, marking the lowest recorded trading level seen since 1997. The stock market finally found its footing on March 17 as stock prices rose on word that housing starts came in well ahead of expectations—totaling 583,000 in February compared to the 466,000 starts the month before. Six days later, on March 23, the Dow surged 497 points—a new high for the markets for the post-March 9 recovery. To many, this stock market surge gave hope of an end to the bear market that ravaged investors’ portfolios.
2	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

Cautious Optimism for Q3 and Beyond
May 2009 saw unprecedented growth in the stock market fueled by a report from payroll processor ADP that fewer jobs were lost in April than economists predicted. At the final bell on May 6, the Dow had tacked on another 102 points. In May, the Treasury Department also released the results of the now infamous bank stress tests, allowing 10 major banks to pay back the $68 billion in TARP money they received earlier in the year.
Are we on the road to recovery? Clearly there are signs that point to an improving, or more specifically, a less negative economic environment. We are likely to see significant market rallies with periodic set backs as the economic situation moves from crisis to stabilization. While we are not out of the woods yet, improving market conditions should lead to better investment opportunities going forward. That being said, risk management and diversification are still essential.
Moving Forward
From my perspective, every bear market—from the recession of 1929 to the tech bubble of the early 90s—teaches investors the same valuable lesson: The need to diversify. Earlier this year, we integrated with Security Global Investors to become Rydex|SGI. This integration allows us to expand our current lineup of quantitatively managed, alternative and target beta funds to include actively managed global, growth, value and specialty fixed-income strategies. Simply put: We diversified our product offerings in order to position the company for future growth and to provide our clients with a wider array of investment strategies than ever before. While this integration marks the firm’s evolution to a leading multi-discipline asset management firm, more importantly, we believe investors will be well served by the broader array of investment choices now available from Rydex|SGI.
We appreciate the trust that you have placed in our firm’s quality and integrity by investing with us. It is our goal to continue to offer you a wide variety of investment offerings to help you meet your financial goals.
Sincerely,
Michael Byrum
President & Chief Investment Officer
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2008 and ending June 30, 2009.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	December 31, 2008	June 30, 2009	Period	*

Table 1. Based on actual Fund return
Amerigo Fund	1.72%		$1,000.00	$1,129.90	$9.08
Clermont Fund	1.72%		1,000.00	1,074.10	8.85
Berolina Fund	1.72%		1,000.00	1,129.10	9.08

Table 2. Based on hypothetical 5% return (before expenses)
Amerigo Fund	1.72%		1,000.00	1,016.27	8.60
Clermont Fund	1.72%		1,000.00	1,016.27	8.60
Berolina Fund	1.72%		1,000.00	1,016.27	8.60

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the current fiscal year. Expenses shown do not include fees charged by insurance companies.

†	Annualized and excludes expenses of the underlying funds in which the Funds invest.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	5

FUND PROFILES (Unaudited)

AMERIGO FUND
OBJECTIVE: Amerigo seeks capital appreciation and long-term growth of capital without regard to current income.
Inception: July 1, 2003
Sector Diversification (Market Exposure as % of Net Assets)
“Sector Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

iShares Russell 1000 Growth Index Fund	9.3%
iShares S&P Latin America 40 Index Fund	8.3%
iShares MSCI Emerging Markets Index Fund	8.3%
SPDR Trust, Series 1	6.8%
PowerShares QQQ	6.7%
Vanguard Mid-Cap ETF	5.1%
iShares Russell Midcap Growth Index Fund	5.0%
iShares FTSE/Xinhua China 25 Index Fund	3.9%
iShares Russell Midcap Index Fund	3.6%
iShares Russell 2000 Index Fund	2.8%

Top Ten Total	59.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

CLERMONT FUND
OBJECTIVE: The investment objective of Clermont is a combination of current income and growth of capital.
Inception: July 1, 2003
Sector Diversification (Market Exposure as % of Net Assets)
“Sector Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

iShares iBoxx $ Investment Grade Corporate Bond Fund	9.3%
Vanguard Total Bond Market ETF	8.9%
iShares iBoxx $ High Yield Corporate Bond Fund	7.7%
SPDR Trust, Series 1	7.1%
iShares Barclays Aggregate Bond Fund	6.8%
Vanguard Short-Term Bond ETF	5.0%
SPDR Barclays Capital High Yield Bond ETF	4.0%
iShares S&P Latin America 40 Index Fund	3.8%
iShares Barclays Credit Bond Fund	3.5%
iShares Russell 1000 Growth Index Fund	3.2%

Top Ten Total	59.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (concluded)

BEROLINA FUND
OBJECTIVE: The investment objective of Berolina is a combination of growth of capital and total return.
Inception: November 10, 2006
Sector Diversification (Market Exposure as % of Net Assets)
“Sector Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

iShares MSCI Emerging Markets Index Fund	8.0%
iShares S&P Latin America 40 Index Fund	7.4%
iShares iBoxx $ Investment Grade Corporate Bond Fund	5.4%
iShares iBoxx $ High Yield Corporate Bond Fund	4.9%
SPDR Barclays Capital High Yield Bond ETF	4.6%
SPDR S&P China ETF	3.2%
SPDR S&P Biotech ETF	2.7%
iShares FTSE/Xinhua China 25 Index Fund	2.7%
Vanguard Emerging Markets ETF	2.6%
PowerShares DB Gold Fund	2.6%

Top Ten Total	44.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	7

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     AMERIGO FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 3.0%

FINANCIALS 3.0%
Berkshire Hathaway, Inc. — Class A*	49	$4,410,000
Berkshire Hathaway, Inc. — Class B*	575	1,665,045

Total Financials		6,075,045

Total Common Stocks
(Cost $7,224,758)		6,075,045

EXCHANGE TRADED FUNDS 96.9%

UNITED STATES OF AMERICA 64.9%
iShares Russell 1000 Growth Index Fund	463,300	19,009,199
SPDR Trust, Series 1	151,800	13,953,456
PowerShares QQQ	374,100	13,609,758
Vanguard Mid-Cap ETF	223,500	10,455,330
iShares Russell Midcap Growth Index Fund	282,100	10,282,545
iShares Russell Midcap Index Fund	111,800	7,327,372
iShares Russell 2000 Index Fund	111,800	5,697,328
iShares S&P 500 Index Fund	55,600	5,129,656
Vanguard Small-Cap ETF	102,200	4,675,650
Technology Select Sector SPDR Fund	214,900	3,904,733
iShares S&P GSCI Commodity Indexed Trust*	121,400	3,648,070
SPDR S&P Biotech ETF	64,900	3,291,079
Diamonds Trust, Series I	37,400	3,166,284
PowerShares DB Gold Fund*	92,800	3,111,584
PowerShares DB Agriculture Fund*	121,400	3,089,630
PowerShares DB Precious Metals Fund*	92,800	2,949,184
PowerShares DB Commodity Index Tracking Fund*	121,400	2,746,068
Vanguard Extended Market ETF	78,400	2,708,720
PowerShares DB Base Metals Fund*	157,600	2,375,032
Rydex Russell Top 50 ETF†	33,400	2,365,388
Vanguard Materials ETF	37,100	1,930,313
Market Vectors-Coal ETF	71,200	1,646,856
Vanguard Large-Cap ETF	37,100	1,547,812
Vanguard Value ETF	27,900	1,102,887
iShares Russell 1000 Value Index Fund	18,600	885,360
iShares iBoxx $ Investment Grade Corporate Bond Fund	7,500	752,100
SPDR KBW Bank ETF	37,400	675,070
PowerShares DB Silver Fund*	18,600	453,468

Total United States of America		132,489,932

		MARKET
	SHARES	VALUE

INTERNATIONAL 10.3%
iShares MSCI Emerging Markets Index Fund	523,200	$16,862,736
Vanguard Emerging Markets ETF	74,900	2,383,318
SPDR S&P BRIC 40 ETF	93,600	1,869,192

Total International		21,115,246

LATIN AMERICA REGION 8.3%
iShares S&P Latin America 40 Index Fund	485,800	16,876,692

Total Latin America Region		16,876,692

CHINA 5.0%
iShares FTSE/Xinhua China 25 Index Fund	206,200	7,911,894
SPDR S&P China ETF	28,000	1,701,000
iShares S&P Asia 50 Index Fund	18,700	590,920

Total China		10,203,814

BRAZIL 2.4%
iShares MSCI Brazil Index Fund	93,400	4,947,398

Total Brazil		4,947,398

GLOBAL 1.7%
iShares S&P Global Materials Sector Index Fund	37,100	1,726,263
iShares S&P Global Energy Sector Index Fund	37,100	1,138,970
iShares S&P Global Industrials Sector Index Fund	18,600	660,486

Total Global		3,525,719

CANADA 1.2%
iShares MSCI Canada Index Fund	112,500	2,409,750

Total Canada		2,409,750

ASIAN PACIFIC REGION 1.1%
SPDR S&P Emerging Asia Pacific ETF	31,800	1,912,134
Vanguard Pacific ETF	9,300	430,032

Total Asian Pacific Region		2,342,166

ASIAN PACIFIC REGION EX JAPAN 0.9%
iShares MSCI Pacific ex-Japan Index Fund	56,100	1,776,687

Total Asian Pacific Region ex Japan		1,776,687

TAIWAN 0.6%
iShares MSCI Taiwan Index Fund	112,300	1,133,107

Total Taiwan		1,133,107

8	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     AMERIGO FUND

		MARKET
	SHARES	VALUE

HONG KONG 0.5%
iShares MSCI Hong Kong Index Fund	75,600	$1,038,744

Total Hong Kong		1,038,744

Total Exchange Traded Funds
(Cost $228,523,082)		197,859,255

MUTUAL FUNDS 0.3%
First American Treasury Obligations Fund	577,497	577,497

Total Mutual Funds
(Cost $577,497)		577,497

Total Investments 100.2%
(Cost $236,325,337)		$204,511,797

Liabilities in Excess of Other Assets – (0.2)%		$(354,173)

Net Assets – 100.0%		$204,157,624

*	Non-Income Producing Security.

†	Affiliated Fund.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	9

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     CLERMONT FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 2.0%

FINANCIALS 2.0%
Berkshire Hathaway, Inc. — Class A*	10	$900,000
Berkshire Hathaway, Inc. — Class B*	56	162,161

Total Financials		1,062,161

Total Common Stocks
(Cost $1,194,005)		1,062,161

EXCHANGE TRADED FUNDS 91.3%

UNITED STATES OF AMERICA 73.4%
iShares iBoxx $ Investment Grade Corporate Bond Fund	47,700	4,783,355
Vanguard Total Bond Market ETF	59,200	4,599,248
iShares iBoxx $ High Yield Corporate Bond Fund	49,600	3,953,616
SPDR Trust, Series 1	40,000	3,676,800
iShares Barclays Aggregate Bond Fund	34,350	3,508,852
SPDR Barclays Capital High Yield Bond ETF	58,800	2,069,172
iShares Barclays Credit Bond Fund	18,500	1,810,965
iShares Russell 1000 Growth Index Fund	40,300	1,653,509
PowerShares QQQ	40,300	1,466,114
Vanguard Mid-Cap ETF	19,200	898,176
iShares S&P GSCI Commodity Indexed Trust*	26,000	781,300
Technology Select Sector SPDR Fund	40,300	732,251
Vanguard Extended Market ETF	19,200	663,360
Diamonds Trust, Series I	7,400	626,484
Vanguard Large-Cap ETF	14,900	621,628
iShares Russell 2000 Index Fund	11,900	606,424
PowerShares DB Precious Metals Fund*	18,600	591,108
Vanguard Small-Cap ETF	11,900	544,425
iShares Russell Midcap Index Fund	7,400	484,996
Vanguard Value ETF	11,300	446,689
PowerShares DB Gold Fund*	11,200	375,536
SPDR S&P Biotech ETF	7,400	375,254
PowerShares DB Base Metals Fund*	22,500	339,075
PowerShares DB Commodity Index Tracking Fund*	13,100	296,322
PowerShares DB Agriculture Fund*	11,300	287,585
Rydex Russell Top 50 ETF†	3,700	262,034
Market Vectors-Coal ETF	11,200	259,056

		MARKET
	SHARES	VALUE

Vanguard Mega Cap 300 Growth ETF	5,600	$192,864
Vanguard Mega Cap 300 ETF	5,600	179,312
iShares S&P 500 Index Fund	1,900	175,294
Vanguard Mega Cap 300 Value ETF	5,600	165,256
SPDR KBW Bank ETF	7,600	137,180
PowerShares DB Silver Fund*	3,700	90,206
iShares Barclays 3-7 Year Treasury Bond Fund	700	77,546
iShares Barclays 7-10 Year Treasury Bond Fund	700	63,469
iShares S&P 500 Growth Index Fund	100	4,777
iShares S&P 500 Value Index Fund	100	4,366

Total United States of America		37,803,604

INTERNATIONAL 6.2%
Vanguard Emerging Markets ETF	49,400	1,571,908
iShares MSCI Emerging Markets Index Fund	45,600	1,469,688
Vanguard FTSE All-World ex-US ETF	3,700	132,867

Total International		3,174,463

GLOBAL 5.2%
Vanguard Short-Term Bond ETF	32,300	2,556,545
Vanguard Intermediate-Term Bond ETF	1,900	146,661

Total Global		2,703,206

LATIN AMERICA REGION 3.8%
iShares S&P Latin America 40 Index Fund	56,900	1,976,706

Total Latin America Region		1,976,706

ASIAN PACIFIC REGION 0.9%
SPDR S&P Emerging Asia Pacific ETF	4,800	288,624
Vanguard Pacific ETF	3,700	171,088

Total Asian Pacific Region		459,712

CHINA 0.9%
SPDR S&P China ETF	4,800	291,600
iShares S&P Asia 50 Index Fund	4,800	151,680

Total China		443,280

CANADA 0.4%
iShares MSCI Canada Index Fund	9,700	207,774

Total Canada		207,774

10	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     CLERMONT FUND

		MARKET
	SHARES	VALUE

HONG KONG 0.3%
iShares MSCI Hong Kong Index Fund	11,200	$153,888

Total Hong Kong		153,888

BRAZIL 0.2%
SPDR S&P BRIC 40 ETF	4,800	95,856

Total Brazil		95,856

Total Exchange Traded Funds
(Cost $50,181,130)		47,018,489

MUTUAL FUNDS 0.7%
First American Treasury Obligations Fund	362,062	362,062

Total Mutual Funds
(Cost $362,062)		362,062

	FACE
	AMOUNT

CORPORATE BONDS 6.6%
Alcoa, Inc. 6.00% due 01/15/12	$690,000	695,982
Nordstrom, Inc.
7.00% due 01/15/38	705,000	630,569
Alcoa, Inc.
5.87% due 02/23/22	793,000	622,935
Westar Energy, Inc.
6.00% due 07/01/14	468,000	490,358
Chevron Phillips Chemical Company LLC
8.25% due 06/15/19	416,000	433,977
Bunge Limited Finance Corp.
8.50% due 06/15/19	274,000	286,509
Sunoco, Inc.
4.88% due 10/15/14	237,000	220,774
Total Corporate Bonds
(Cost $3,200,751)		3,381,104

Total Investments 100.6%
(Cost $54,937,948)		$51,823,816

Liabilities in Excess of Other Assets – (0.6)%		$(320,524)

Net Assets – 100.0%		$51,503,292

*	Non-Income Producing Security.

†	Affiliated Fund.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	11

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     BEROLINA FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 2.7%

FINANCIALS 2.7%
Berkshire Hathaway, Inc. — Class A*	9	$810,000
Berkshire Hathaway, Inc. — Class B*	139	402,506

Total Financials		1,212,506

Total Common Stocks
(Cost $1,634,286)		1,212,506

EXCHANGE TRADED FUNDS 90.4%

UNITED STATES OF AMERICA 52.6%
iShares iBoxx $ Investment Grade Corporate Bond Fund	23,700	2,376,636
iShares iBoxx $ High Yield Corporate Bond Fund	27,200	2,168,112
SPDR Barclays Capital High Yield Bond ETF	57,800	2,033,982
SPDR S&P Biotech ETF	23,700	1,201,827
PowerShares DB Gold Fund*	34,000	1,140,020
PowerShares DB Precious Metals Fund*	34,000	1,080,520
Vanguard Large-Cap ETF	25,400	1,059,688
Vanguard Mid-Cap ETF	21,700	1,015,126
iShares Russell 1000 Growth Index Fund	23,700	972,411
iShares S&P GSCI Commodity Indexed Trust*	30,500	916,525
PowerShares QQQ	23,700	862,206
SPDR Trust, Series 1	8,600	790,512
Vanguard Growth ETF	17,000	737,120
PowerShares DB Agriculture Fund*	27,100	689,695
PowerShares DB Commodity Index Tracking Fund*	27,100	613,002
PowerShares DB Base Metals Fund*	37,300	562,111
Materials Select Sector SPDR Fund	20,300	523,740
iShares Russell 2000 Index Fund	10,200	519,792
Market Vectors-Coal ETF	22,100	511,173
Vanguard Small-Cap ETF	10,200	466,650
Technology Select Sector SPDR Fund	23,700	430,629
Consumer Staples Select Sector SPDR Fund	18,700	429,913
Vanguard Extended Market ETF	11,900	411,145
Vanguard Value ETF	10,200	403,206
iShares Dow Jones US Oil Equipment & Services Index Fund	10,200	339,762
iShares Barclays Credit Bond Fund	3,400	332,826

		MARKET
	SHARES	VALUE

Diamonds Trust, Series I	2,700	$228,582
PowerShares DB Silver Fund*	6,700	163,346
Vanguard Total Bond Market ETF	1,700	132,073

Total United States of America		23,112,330

INTERNATIONAL 12.3%
iShares MSCI Emerging Markets Index Fund	108,600	3,500,178
Vanguard Emerging Markets ETF	36,000	1,145,520
SPDR S&P BRIC 40 ETF	37,300	744,881

Total International		5,390,579

LATIN AMERICA REGION 7.4%
iShares S&P Latin America 40 Index Fund	93,300	3,241,242

Total Latin America Region		3,241,242

CHINA 6.7%
SPDR S&P China ETF	22,800	1,385,100
iShares FTSE/Xinhua China 25 Index Fund	30,600	1,174,122
iShares S&P Asia 50 Index Fund	12,700	401,320

Total China		2,960,542

GLOBAL 4.7%
Vanguard Short-Term Bond ETF	8,500	672,775
iShares S&P Global Materials Sector Index Fund	13,600	632,808
iShares S&P Global Industrials Sector Index Fund	11,900	422,569
iShares S&P Global Energy Sector Index Fund	11,500	353,050

Total Global		2,081,202

ASIAN PACIFIC REGION EX JAPAN 2.5%
iShares MSCI Pacific ex-Japan Index Fund	34,000	1,076,780

Total Asian Pacific Region ex Japan		1,076,780

ASIAN PACIFIC REGION 1.7%
SPDR S&P Emerging
Asia Pacific ETF	12,700	763,651

Total Asian Pacific Region		763,651

BRAZIL 1.5%
iShares MSCI Brazil Index Fund	12,000	635,640

Total Brazil		635,640

CANADA 0.5%
iShares MSCI Canada Index Fund	10,200	218,484

Total Canada		218,484

12	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     BEROLINA FUND

		MARKET
	SHARES	VALUE

HONG KONG 0.5%
iShares MSCI Hong Kong Index Fund	15,400	$211,596

Total Hong Kong		211,596

Total Exchange Traded Funds
(Cost $45,111,904)		39,692,046

MUTUAL FUNDS 0.4%
First American Treasury Obligations Fund	173,927	173,927

Total Mutual Funds
(Cost $173,927)		173,927

	FACE
	AMOUNT

CORPORATE BONDS 6.7%
Alcoa, Inc.
6.00% due 01/15/12	$616,000	621,340
Nordstrom, Inc.
7.00% due 01/15/38	593,000	530,394
Alcoa, Inc.
5.87% due 02/23/22	626,000	491,749
Chevron Phillips Chemical Company LLC
8.25% due 06/15/19	352,000	367,211
Corning, Inc.
7.25% due 08/15/36	270,000	261,889
Bunge Limited Finance Corp.
8.50% due 06/15/19	235,000	245,728
Alcoa, Inc.
6.75% due 10/15/14	257,000	228,006
Sunoco, Inc.
4.88% due 10/15/14	216,000	201,212

Total Corporate Bonds
(Cost $2,709,189)		2,947,529

Total Investments 100.2%
(Cost $49,629,306)		$44,026,008

Liabilities in Excess of Other Assets – (0.2)%		$(104,205)

Net Assets – 100.0%		$43,921,803

*	Non-Income Producing Security.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	13

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2009

	Amerigo	Clermont	Berolina
	Fund	Fund	Fund

Assets
Investment Securities	$202,146,409	$51,561,782	$44,026,008
Investment Securities in Affiliated Funds	2,365,388	262,034	—

Total Investments	204,511,797	51,823,816	44,026,008
Receivable for Securities Sold	738,135	164,315	121,797
Receivable for Fund Shares Sold	45,465	23,100	28,273
Investment Income Receivable	172,598	113,896	108,013

Total Assets	205,467,995	52,125,127	44,284,091

Liabilities
Payable for Securities Purchased	751,289	509,436	230,395
Payable for Fund Shares Redeemed	89,053	331	31,558
Investment Advisory Fees Payable	154,113	38,048	32,991
Transfer Agent and Administrative Fees Payable	42,809	10,569	9,164
Distribution and Service Fees Payable	42,809	10,569	9,164
Portfolio Accounting Fees Payable	17,124	4,228	3,666
Custody Fees Payable	5,755	1,424	1,239
Other Accrued Fees	207,419	47,230	44,111

Total Liabilities	1,310,371	621,835	362,288

Net Assets	$204,157,624	$51,503,292	$43,921,803

Net Assets Consist Of
Paid-In Capital	$293,496,152	$64,817,463	$67,875,986
Undistributed Net Investment Income	1,190,127	1,795,630	1,309,286
Accumulated Net Realized Loss on Investments	(58,715,115)	(11,995,669)	(19,660,171)
Net Unrealized Depreciation on Investments	(31,813,540)	(3,114,132)	(5,603,298)

Net Assets	$204,157,624	$51,503,292	$43,921,803

Shares Outstanding	8,349,035	2,650,228	2,414,188

Net Asset Values	$24.45	$19.43	$18.19

Cost of Investments	$236,325,337	$54,937,948	$49,629,306
14	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Unaudited)

Period Ended June 30, 2009

	Amerigo	Clermont	Berolina
	Fund	Fund	Fund

Investment Income
Interest	$—	$31,271	$33,638
Dividends, Net of Foreign Tax Withheld	1,651,340	813,642	661,422
Dividends from Affiliated Funds	39,506	2,205	—

Total Income	1,690,846	847,118	695,060

Expenses
Investment Advisory Fees	852,135	203,953	182,257
Transfer Agent and Administrative Fees	236,704	56,654	50,627
Audit and Outside Service Fees	129,554	27,805	27,415
Portfolio Accounting Fees	94,682	22,661	20,251
Trustees’ Fees*	15,247	3,407	3,241
Shareholder Service Fees	236,704	56,654	50,627
Custody Fees	28,976	6,978	6,134
Miscellaneous	42,114	13,411	9,335

Total Expenses	1,636,116	391,523	349,887

Net Investment Income	54,730	455,595	345,173

Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on:
Investment Securities	(22,490,791)	(4,025,732)	(7,961,191)

Total Net Realized Loss	(22,490,791)	(4,025,732)	(7,961,191)

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	44,525,285	6,811,138	12,307,130

Net Change in Unrealized Appreciation (Depreciation)	44,525,285	6,811,138	12,307,130

Net Gain on Investments	22,034,494	2,785,406	4,345,939

Net Increase in Net Assets from Operations	$22,089,224	$3,241,001	$4,691,112

Foreign Tax Withheld	$—	$—	$5

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	15

STATEMENTS OF CHANGES IN NET ASSETS

	Amerigo Fund		Clermont Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2009 †	2008	2009 †	2008

From Operations
Net Investment Income	$54,730	$1,161,369	$455,595	$1,340,035
Net Realized Loss on Investments	(22,490,791)	(34,973,443)	(4,025,732)	(7,632,196)
Net Change in Unrealized Appreciation (Depreciation) on Investments	44,525,285	(132,185,284)	6,811,138	(15,254,103)

Net Increase (Decrease) in Net Assets from Operations	22,089,224	(165,997,358)	3,241,001	(21,546,264)

Distributions to Shareholders From:*
Net Investment Income	—	(953,283)	—	(650,300)
Realized Gain on Investments	—	(4,735,912)	—	(909,727)

Total Distributions to Shareholders	—	(5,689,195)	—	(1,560,027)

Share Transactions
Proceeds from Shares Purchased	10,954,420	85,058,638	9,846,172	34,231,270
Value of Shares Purchased through Dividend Reinvestment	—	5,689,195	—	1,560,027
Cost of Shares Redeemed	(33,764,081)	(78,876,030)	(8,843,218)	(27,689,440)

Net Increase (Decrease) in Net Assets From Share Transactions	(22,809,661)	11,871,803	1,002,954	8,101,857

Net Increase (Decrease) in Net Assets	(720,437)	(159,814,750)	4,243,955	(15,004,434)
Net Assets—Beginning of Period	204,878,061	364,692,811	47,259,337	62,263,771

Net Assets—End of Period	$204,157,624	$204,878,061	$51,503,292	$47,259,337

Undistributed Net Investment Income — End of Period	$1,190,127	$1,135,397	$1,795,630	$1,340,035

*	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

†	Unaudited
16	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Berolina Fund
Period	Year
Ended	Ended
June 30,	December 31,
2009 †	2008

$345,173	$968,717
(7,961,191)	(11,683,836)
12,307,130	(24,539,979)

4,691,112	(35,255,098)

—	(824,090)
—	(852,832)

—	(1,676,922)

4,650,954	20,454,297
—	1,676,922
(8,836,708)	(26,704,126)

(4,185,754)	(4,572,907)

505,358	(41,504,927)

43,416,445	84,921,372

$43,921,803	$43,416,445

$1,309,286	$964,113

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	17

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET		and	(Decrease) in Net	Distributions	Distributions		NET ASSET							Net Assets,
	VALUE,	Net	Unrealized	Asset Value	from Net	from Net		VALUE,	Total			Net		Portfolio	End of
	BEGINNING	Investment	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total		Investment		Turnover	Period (000’s
Period Ended	OF PERIOD	Income†	on Investments	Operations	Income§	Gains§	Distributions	PERIOD	Return†††	Expenses††		Income		Rate	omitted)

Amerigo Fund
June 30, 2009 ∆	$21.64	$.01	$2.80	$2.81	$—	$—	$—	$24.45	12.99%	1.72%	**	0.06%	**	65%	$204,158
December 31, 2008	39.13	.12	(17.01)	(16.89)	(.10)	(.50)	(.60)	21.64	(43.09)%	1.65%		0.37%		103%	204,878
December 31, 2007	35.83	.12	4.85	4.97	(.14)	(1.53)	(1.67)	39.13	13.77%	1.63%		0.32%		88%	364,693
December 31, 2006	34.78	.21	4.06	4.27	(.03)	(3.19)	(3.22)	35.83	12.30%	1.64%		0.57%		299%	279,410
December 31, 2005	32.18	.05	2.94	2.99	(.04)	(.35)	(.39)	34.78	9.35%	1.64%		0.15%		82%	196,493
December 31, 2004	28.99	.08	3.13	3.21	(.02)	—	(.02)	32.18	11.09%	1.63%		0.27%		149%	127,059
Clermont Fund
June 30, 2009 ∆	18.09	.18	1.16	1.34	—	—	—	19.43	7.41%	1.72%	**	2.00%	**	68%	51,503
December 31, 2008	26.79	.51	(8.60)	(8.09)	(.25)	(.36)	(.61)	18.09	(30.07)%	1.66%		2.19%		149%	47,259
December 31, 2007	29.90	.53	1.40	1.93	(.61)	(4.43)	(5.04)	26.79	6.23%	1.64%		1.73%		163%	62,264
December 31, 2006	29.41	.46	1.98	2.44	(.64)	(1.31)	(1.95)	29.90	8.34%	1.63%		1.51%		197%	99,809
December 31, 2005	28.57	.33	.78	1.11	(.17)	(.10)	(.27)	29.41	3.92%	1.64%		1.15%		129%	108,667
December 31, 2004	27.05	.32	1.27	1.59	(.07)	—	(.07)	28.57	5.89%	1.63%		1.17%		124%	91,092
Berolina Fund
June 30, 2009 ∆	16.11	.14	1.94	2.08	—	—	—	18.19	12.91%	1.72%	**	1.69%	**	92%	43,922
December 31, 2008	28.98	.33	(12.57)	(12.24)	(.31)	(.32)	(.63)	16.11	(42.14)%	1.66%		1.36%		120%	43,416
December 31, 2007	25.55	.34	3.48	3.82	—	(.39)	(.39)	28.98	14.91%	1.62%		1.22%		171%	84,921
December 31, 2006*	25.00	.40	.34	.74	(.19)	—	(.19)	25.55	2.96%	1.63%	**	10.65%	***	13%	19,989

*	Since the commencement of operations: November 10, 2006 — Berolina Fund.

**	Annualized

***	Income ratios for the year ended December 31, 2006 were calculated for an abbreviated time frame and are not indicative of future class performance, and are annualized.

†	Calculated using the average daily shares outstanding for the period.

††	Does not include expenses of the underlying funds in which the Funds invest.

†††	Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

§	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

∆	Unaudited
18	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.   Organization and Significant Accounting Policies Organization
The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of shares (no par value). The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.
At June 30, 2009, the Trust consisted of fifty-seven separate funds. This report covers the CLS AdvisorOne Funds (the “Funds”), while the other funds are contained in separate reports.
Each Fund invests primarily in Exchange Traded Funds (“ETFs”), (“underlying funds”), acting similar to a “fund of funds”. The Funds seek to achieve their investment objectives by investing in underlying funds, in conjunction with a sparse amount of additional securities.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
CLS Investment Firm, LLC serves as investment sub-advisor to the Funds and is responsible for the day-to-day management of each Fund’s portfolio.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The information contained in these notes may not apply to every Fund in the Trust.
A.   Open-ended investment companies (“Mutual Funds”) are valued at their Net Asset Value per share (the “NAV”) as of the close of business, usually 4:00 p.m. on the valuation date. ETFs and closed-end investment companies (“closed-end funds”) are valued at the last quoted sales price.
Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. (Eastern Time) on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date. Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.
B.   Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in funds are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C.   Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D.   The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
E.   The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.
F.   Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.   Financial Instruments
 As part of their investment strategies, the Funds, as well as the underlying funds they invest in, may utilize short sales and a variety of derivative instruments, including options,

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

futures, options on futures, structured notes, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. A Fund may enter into credit default swaps in which that Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, that Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.
In conjunction with the use of short sales, options, futures, options on futures, and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, options, futures contracts, options on futures contracts, structured notes, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3.   Fees And Other Transactions With Affiliates
 Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annual percentage rate of 0.90% of the average daily net assets of each Fund.
Rydex Investments pays the Sub-Advisor out of the advisory fees it receives. In addition, Rydex Investments bears all of its own costs associated with providing these services and the expenses of the Trustees that are affiliated with Rydex Investments. Rydex Investments may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.
Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other underlying fund expenses) of the underlying funds in which the Fund invests.
Rydex Investments provides transfer agent and administrative services to the Funds calculated at an annual percentage rate of 0.25% of the average daily net assets of each Fund.

20	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Rydex Investments also provides accounting services to the Funds calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Funds.
Rydex Investments engages external service providers to perform other necessary services for the Trust, such as auditing services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.
The Trust has adopted a Distribution Plan for which the Distributor and other firms that provide shareholder services (“Service Providers”) may receive compensation. The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.
The Board approved the use of a Distribution Plan for which the Distributor and other Service Providers may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. Although approved, for the period ended June 30, 2009, this plan was not utilized.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
4.   Federal Income Tax Information
 The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code (IRC) applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2005 – 2008), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This includes net operating losses not utilized during the current period and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The Funds’ tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At June 30, 2009, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Loss

Amerigo Fund	$236,325,337	$3,804,164	$(35,617,704)	$(31,813,540)
Clermont Fund	54,937,948	1,331,994	(4,446,126)	(3,114,132)
Berolina Fund	49,629,306	1,044,315	(6,647,613)	(5,603,298)
5.   Fair Value Measurement
Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurement, which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2009:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total

Assets
Amerigo Fund	$204,511,797	$ —	$ —	$204,511,797
Clermont Fund	51,823,816	—	—	51,823,816
Berolina Fund	44,026,008	—	—	44,026,008
In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management has evaluated the impact of adopting FAS 157-4 on the Funds and has determined that there is no impact to the financial statement disclosures.
6.   Securities Transactions
 For the period ended June 30, 2009, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

	Amerigo	Clermont	Berolina
	Fund	Fund	Fund

Purchases	$125,401,455	$33,538,079	$37,843,952
Sales	$148,099,832	$31,608,640	$41,541,520
22	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

7. Share Transactions
The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the periods presented were:

				Shares Purchased through					Net Shares
	Shares Purchased			Dividend Reinvestment			Shares Redeemed		Purchased (Redeemed)
	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30		December 31,	June 30		December 31,	June 30	December 31,	June 30,	December 31,
	2009	†	2008	2009	†	2008	2009 †	2008	2009 †	2008

Amerigo Fund	506,187		2,452,832	—		274,177	(1,622,815)	(2,581,580)	(1,116,628)	145,429
Clermont Fund	543,624		1,431,071	—		90,594	(505,776)	(1,233,274)	37,848	288,391
Berolina Fund	289,153		785,239	—		108,679	(569,210)	(1,129,943)	(280,057)	(236,025)

†	Unaudited
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

8.   New Accounting Pronouncements
 In March 2008, the FASB issued FAS 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new requirement is intended to improve disclosures around an entity’s derivatives activity and help investors understand how entities use derivatives, how they are accounted for and how they affect the financial position and operations of that entity. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has evaluated the impact of FAS 161 and there is no impact on the Funds’ financial statement disclosure.
In September 2008, FASB issued a FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”), which was effective for fiscal years ending after November 15, 2008. The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. Management has evaluated the impact of SFAS No. 133-1 and FIN 45-4 and there is no impact on the Funds’ financial statement disclosures.
9.   Subsequent Events
 Management has evaluated events or transactions that may have occurred since June 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through August 21, 2009, the date the financial statements were available to be issued and there were no events or transactions to be reported.
24	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information
 A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
 The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
TRUSTEES AND OFFICERS

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Carl G. Verboncoeur*	Rydex Series Funds – 2004	151
Trustee, President (1952)	Rydex Variable Trust – 2004
Rydex Dynamic Funds – 2004
Rydex ETF Trust – 2004
Principal Occupations During Past Five Years: Treasurer of Rydex Specialized Products, LLC (2005 to present) Chief Executive Officer of Rydex Specialized Products, LLC (2005 to 2008); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to 2009)

Michael P. Byrum*	Rydex Series Funds – 2005	151
Trustee, Vice President	Rydex Variable Trust – 2005
(1970)	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: Chief Investment Officer of Rydex Investments (2003 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to present)

INDEPENDENT TRUSTEES

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret	Rydex Series Funds – 1997	151
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	151
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	151
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group
26	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Werner E. Keller	Rydex Series Funds – 2005	151
Trustee (1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	151
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	151
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	151
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Owner, Arrow Limousine

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Nick Bonos* Vice President and Treasurer (1963)	Chief Financial Officer of Rydex Specialized Products, LLC (2005 to present); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2003 to present); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Vice President of Compliance of Rydex Investments (2000 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	27
2

This page intentionally left blank.
28	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT
3

This page intentionally left blank.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	29
4

JUNE 30, 2009
RYDEX VARIABLE TRUST SEMI - ANNUAL REPORT
DOMESTIC EQUITY FUNDS
MULTI-CAP CORE EQUITY FUND
ALL-CAP OPPORTUNITY FUND
(Formerly, Sector Rotation Fund)
ALTERNATIVE INVESTMENT FUNDS
ALTERNATIVE STRATEGIES ALLOCATION FUND
COMMODITIES STRATEGY FUND
INTERNATIONAL OPPORTUNITY FUND
(Formerly, International Rotation Fund)
MANAGED FUTURES STRATEGY FUND
MULTI-HEDGE STRATEGIES FUND
(Formerly, Absolute Return Strategies Fund)
REAL ESTATE FUND
STRENGTHENING DOLLAR 2x STRATEGY FUND
WEAKENING DOLLAR 2x STRATEGY FUND

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

LETTER TO OUR SHAREHOLDERS	2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4

ABOUT SHAREHOLDERS’ FUND EXPENSES	6

FUND PROFILES	8

SCHEDULES OF INVESTMENTS	13

STATEMENTS OF ASSETS AND LIABILITIES	44

STATEMENTS OF OPERATIONS	46

STATEMENTS OF CHANGES IN NET ASSETS	48

FINANCIAL HIGHLIGHTS	52

NOTES TO FINANCIAL STATEMENTS	54

OTHER INFORMATION	66

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	67
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
Historic across-the-board stock losses have led investors to do a great deal of soul-searching in 2008. Investors experienced new stock market lows reminiscent of the 1970s, watched as unemployment soared to new highs and could only sit back in disbelief as the equity in their homes all but disappeared. On Wall Street, the news was just as grim. The S&P 500® Index fell 37% for the year.
Investors Left Shell-Shocked
Fears of a prolonged bear market weighed heavily on the minds of investors throughout the fall, as the financial sector collapsed due to inadequate capital reserves. In less than a month, the shape of the entire financial system changed forever. The Wall Street model of large, aggressive, risk-taking investment banks was swept aside as financial titans such as Merrill Lynch & Company, Inc., Morgan Stanley, Goldman Sachs Group, Inc. and Lehman Brothers Holdings Inc., collapsed, merged with, or were reborn as commercial banks. In September, we saw a temporary ban on short-selling of financial stocks and historic government intervention as the U.S. Treasury stepped in to offer temporary money market mutual fund insurance after the Reserve Primary Fund “broke the buck”—causing a massive exodus from money market mutual funds. As the willingness to lend disappeared, so did Wall Street’s daily lifeline, culminating in what former Federal Reserve Chairman Alan Greenspan called “a once-in-a-century credit tsunami.”
Unprecedented Government Intervention
While the equity markets faltered and the credit market dried up, the government—led by the Federal Reserve, the U.S. Treasury and the Federal Deposit Insurance Corporation (FDIC)—unveiled a colossal amount of policy initiatives with the high hopes of injecting new life into the economy. Newly sworn-in government officials committed $12 trillion to a financial program designed to offset credit and subprime mortgage-related issues. This historic government intervention kicked into high gear during the fall when Congress authorized the Troubled Assets Relief Program (TARP), which mandated new rules for additional transparency and accountability of financial institutions. An objective of the plan, so-called “stress tests” of financial firms, was initiated with the goal of providing additional capital should the economy worsen.
As investors looked forward to putting 2008 far behind them, December saw the end of an era in Detroit, as the chief executives from General Motors Corp. (GM), Ford Motor Company and Chrysler Group LLC made the first of multiple trips to Capitol Hill in order to ask Congress for more than $39 billion in loans. Despite the interjection of more than $19.4 billion in federal help, GM filed for bankruptcy on June 2, 2009—and for the first time since 1925, was no longer part of the Dow Jones Industrial Average.
Investor Whiplash Continues in 2009
The quest for a market bottom continued as black and blue investors repeatedly bounced off false market bottoms. The Dow lost 298 points on March 2, 2009, marking the lowest recorded trading level seen since 1997. The stock market finally found its footing on March 17 as stock prices rose on word that housing starts came in well ahead of expectations—totaling 583,000 in February compared to the 466,000 starts the month before. Six days later, on March 23, the Dow surged 497 points—a new high for the markets for the post-March 9 recovery. To many, this stock market surge gave hope of an end to the bear market that ravaged investors’ portfolios.
2	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

Cautious Optimism for Q3 and Beyond
May 2009 saw unprecedented growth in the stock market fueled by a report from payroll processor ADP that fewer jobs were lost in April than economists predicted. At the final bell on May 6, the Dow had tacked on another 102 points. In May, the Treasury Department also released the results of the now infamous bank stress tests, allowing 10 major banks to pay back the $68 billion in TARP money they received earlier in the year.
Are we on the road to recovery? Clearly there are signs that point to an improving, or more specifically, a less negative economic environment. We are likely to see significant market rallies with periodic set backs as the economic situation moves from crisis to stabilization. While we are not out of the woods yet, improving market conditions should lead to better investment opportunities going forward. That being said, risk management and diversification are still essential.
Moving Forward
From my perspective, every bear market—from the recession of 1929 to the tech bubble of the early 90s—teaches investors the same valuable lesson: The need to diversify. Earlier this year, we integrated with Security Global Investors to become Rydex|SGI. This integration allows us to expand our current lineup of quantitatively managed, alternative and target beta funds to include actively managed global, growth, value and specialty fixed-income strategies. Simply put: We diversified our product offerings in order to position the company for future growth and to provide our clients with a wider array of investment strategies than ever before.
While this integration marks the firm’s evolution to a leading multi-discipline asset management firm, more importantly, we believe investors will be well served by the broader array of investment choices now available from Rydex|SGI.
We appreciate the trust that you have placed in our firm’s quality and integrity by investing with us. It is our goal to continue to offer you a wide variety of investment offerings to help you meet your financial goals.
Sincerely,
Michael Byrum
President & Chief Investment Officer
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Some of the Rydex Funds described in this report are benchmarked daily to leveraged or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.
Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.
An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%—in line with its benchmark.
On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment

Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.
Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.
Alternative funds may not be suitable for all investors because of the sophisticated and aggressive investment techniques the funds employ, such as leverage, derivatives and short selling. See a prospectus for additional details on these and other risks.
4	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited) (concluded)

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.
As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2008 and ending June 30, 2009.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
6	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	December 31, 2008	June 30, 2009	Period	*

Table 1. Based on actual Fund return
Multi-Cap Core Equity Fund	1.21%		$1,000.00	$1,039.90	$6.12
All-Cap Opportunity Fund	1.73%		1,000.00	1,038.70	8.74
Alternative Strategies Allocation Fund††	0.00%		1,000.00	982.40	—
Commodities Strategy Fund	1.36%		1,000.00	1,061.00	6.95
International Opportunity Fund	1.77%		1,000.00	1,027.30	8.90
Managed Futures Strategy Fund	2.23%		1,000.00	964.80	10.86
Multi-Hedge Strategies Fund	1.89%		1,000.00	949.50	9.14
Real Estate Fund	1.66%		1,000.00	901.20	7.83
Strengthening Dollar 2x Strategy Fund	1.72%		1,000.00	916.20	8.17
Weakening Dollar 2x Strategy Fund	1.71%		1,000.00	1,017.10	8.55

Table 2. Based on hypothetical 5% return (before expenses)
Multi-Cap Core Equity Fund	1.21%		1,000.00	1,018.79	6.06
All-Cap Opportunity Fund	1.73%		1,000.00	1,016.22	8.65
Alternative Strategies Allocation Fund††	0.00%		1,000.00	1,024.79	—
Commodities Strategy Fund	1.36%		1,000.00	1,018.45	6.80
International Opportunity Fund	1.77%		1,000.00	1,016.02	8.85
Managed Futures Strategy Fund	2.23%		1,000.00	1,013.74	11.13
Multi-Hedge Strategies Fund	1.89%		1,000.00	1,015.42	9.44
Real Estate Fund	1.66%		1,000.00	1,016.56	8.30
Strengthening Dollar 2x Strategy Fund	1.72%		1,000.00	1,016.27	8.60
Weakening Dollar 2x Strategy Fund	1.71%		1,000.00	1,016.31	8.55

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the current fiscal year. Expenses shown do not include fees charged by insurance companies.

†	This ratio represents annualized Total Expenses, which include dividend expense from securities sold short. Excluding short dividend expense, the operating expense ratio would be 0.75% lower for the Multi-Hedge Strategies Fund.

††	Does not include expenses of the underlying funds in which the Fund invests, and is annualized.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	7

FUND PROFILES (Unaudited)

MULTI-CAP CORE EQUITY FUND
OBJECTIVE: Seeks long-term capital appreciation.
Inception: November 29, 2005
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Exxon Mobil Corp.	1.4%
Microsoft Corp.	0.8%
International Business Machines Corp.	0.8%
Apple, Inc.	0.7%
Wells Fargo & Co.	0.7%
Chevron Corp.	0.7%
Hewlett-Packard Co.	0.7%
Johnson & Johnson	0.7%
Philip Morris International, Inc.	0.6%
JPMorgan Chase & Co.	0.6%

Top Ten Total	7.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

ALL-CAP OPPORTUNITY FUND
OBJECTIVE: Seeks long-term capital appreciation.
Inception: May 1, 2002
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Procter & Gamble Co.	3.3%
Amazon.com, Inc.	2.6%
Philip Morris International, Inc.	2.0%
Cerner Corp.	2.0%
Coca-Cola Co.	1.9%
International Paper Co.	1.7%
Colgate-Palmolive Co.	1.7%
PepsiCo, Inc.	1.7%
Weyerhaeuser Co.	1.7%
Johnson Controls, Inc.	1.7%

Top Ten Total	20.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

8	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

ALTERNATIVE STRATEGIES ALLOCATION FUND
OBJECTIVE: To deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.
Inception: May 1, 2008
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Holdings (% of Total Net Assets)

Rydex Variable Trust — Managed Futures Strategy Fund	34.5%
Rydex Series Funds — Rydex|SGI Global Market Neutral Fund — Class H	19.9%
PowerShares DB G10 Currency Harvest Fund	17.6%
Rydex Variable Trust — Multi-Hedge Strategies Fund	15.5%
Rydex Series Funds — Rydex|SGI Long/Short Commodities Strategy Fund — Class H	4.5%
Rydex Variable Trust — Real Estate Fund	3.4%
Rydex Variable Trust — Commodities Strategy Fund	3.3%

Grand Total	98.7%

“Holdings” exclude any temporary cash or derivative investments.

COMMODITIES STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P Goldman Sachs Commodity Index (“GSCI™”).
Inception: September 30, 2005
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in exchange traded funds and in derivative instruments such as structured notes, futures contracts, and options on index futures.

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	9

FUND PROFILES (Unaudited) (continued)

INTERNATIONAL OPPORTUNITY FUND
OBJECTIVE: Seeks long-term capital appreciation.
Inception: March 27, 2008
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in exchange traded funds and derivative instruments such as swap agreements, futures contracts and options on currencies.

MANAGED FUTURES STRATEGY FUND
OBJECTIVE: Seeks to provide investment returns that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund’s current benchmark is the Standard & Poor’s Diversified Trends Indicator® (“S&P DTI”). If the Fund meets its objective, the value of the Fund’s shares will tend to increase on a daily basis by the amount of any increase in the value of the benchmark. When the value of the benchmark declines, the value of the Fund’s shares should also decrease on a daily basis by the amount of any decrease in the value of the benchmark.
Inception: November 7, 2008
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in exchange traded funds and in derivative instruments such as structured notes, futures contracts, and options on index futures.

10	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (continued)

MULTI-HEDGE STRATEGIES FUND
OBJECTIVE: To provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.
Inception: November 29, 2005
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Long Holdings
(% of Total Net Assets)

iShares S&P GSCI Commodity Indexed Trust	10.9%
Schering-Plough Corp.	1.2%
Centex Corp.	1.1%
Atlas Energy Resources LLC	1.1%
Sun Microsystems, Inc.	1.1%
Wyeth	1.1%
Metavante Technologies, Inc.	1.1%
Foundation Coal Holdings, Inc.	1.0%
Petro-Canada	0.9%
Embarq Corp.	0.9%

Top Ten Total	20.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

REAL ESTATE FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts (“REITs”).
Inception: October 1, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Simon Property Group, Inc.	3.3%
Public Storage	3.0%
Brookfield Asset Management, Inc. — Class A	2.9%
Annaly Capital Management, Inc.	2.7%
Vornado Realty Trust	2.3%
Equity Residential	2.2%
Boston Properties, Inc.	2.2%
Host Hotels & Resorts, Inc.	2.1%
HCP, Inc.	2.1%
Ventas, Inc.	2.0%

Top Ten Total	24.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	11

FUND PROFILES (Unaudited) (concluded)

STRENGTHENING DOLLAR 2x STRATEGY FUND
OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index.
Inception: September 30, 2005
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative instruments such as currency index swap agreements, futures contracts, and options on index futures.

WEAKENING DOLLAR 2x STRATEGY FUND
OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse performance of the U.S. Dollar Index.
Inception: September 30, 2005
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative instruments such as currency index swap agreements, futures contracts, and options on index futures.

12	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     MULTI-CAP CORE EQUITY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 91.8%

INFORMATION TECHNOLOGY 17.6%
Microsoft Corp.	751	$17,851
International Business Machines Corp.	170	17,751
Apple, Inc.*	110	15,667
Hewlett-Packard Co.	391	15,112
Google, Inc. — Class A*	30	12,648
Oracle Corp.	551	11,802
Tessera Technologies, Inc.*	351	8,877
Accenture Ltd. — Class A	231	7,729
i2 Technologies, Inc.*	581	7,291
CACI International, Inc. — Class A*	160	6,834
CA, Inc.	381	6,641
Intel Corp.	401	6,636
Skyworks Solutions, Inc.*	671	6,562
Automatic Data Processing, Inc.	180	6,379
Cisco Systems, Inc.*	341	6,356
Linear Technology Corp.	271	6,328
Sohu.com, Inc.*	100	6,283
OSI Systems, Inc.*	301	6,276
Analog Devices, Inc.	250	6,195
SAIC, Inc.*	321	5,954
Fidelity National Information Services, Inc.	291	5,808
Juniper Networks, Inc.*	241	5,688
Harris Corp.	200	5,672
EMS Technologies, Inc.*	271	5,664
Starent Networks Corp.*	231	5,639
United Online, Inc.	862	5,612
VistaPrint Ltd.*	130	5,544
Diebold, Inc.	210	5,536
SYNNEX Corp.*	221	5,523
FactSet Research Systems, Inc.	110	5,486
Qualcomm, Inc.	120	5,424
Affiliated Computer Services, Inc. — Class A*	120	5,330
Synopsys, Inc.*	270	5,268
Smith Micro Software, Inc.*	511	5,018
IAC/InterActiveCorp*	311	4,992
DG FastChannel, Inc.*	271	4,959
Western Digital Corp.*	180	4,770
Multi-Fineline Electronix, Inc.*	220	4,708
Hughes Communications, Inc.*	190	4,338
Plexus Corp.*	210	4,297
Black Box Corp.	120	4,016
Motorola, Inc.	601	3,985
S1 Corp.*	561	3,871
Ariba, Inc.*	371	3,651
Benchmark Electronics, Inc.*	250	3,600
Corning, Inc.	220	3,533
Broadcom Corp. — Class A*	140	3,471
NVE Corp.*	70	3,402
Take-Two Interactive Software, Inc.	351	3,324
Altera Corp.	200	3,256

		MARKET
	SHARES	VALUE

Amphenol Corp.	100	$3,164
VMware, Inc.*	110	3,000
Arris Group, Inc.*	230	2,797
Solera Holdings, Inc.*	110	2,794
Broadridge Financial Solutions, Inc.	160	2,653
Amdocs, Ltd.*	120	2,574
Comtech Telecommunications Corp.*	70	2,232
Marvell Technology Group Ltd.*	190	2,212
Heartland Payment Systems, Inc.	231	2,211
Mantech International Corp. — Class A*	50	2,152
Microsemi Corp.*	150	2,070
Teletech Holdings, Inc.*	130	1,969
Akamai Technologies, Inc.*	100	1,918
Volterra Semiconductor Corp.*	140	1,840
CommScope, Inc.*	70	1,838
Daktronics, Inc.	210	1,617
CPI International, Inc.*	180	1,564
ANSYS, Inc.*	50	1,558
Cogo Group, Inc.*	251	1,498
Net 1 UEPS Technologies, Inc.*	110	1,495
Cree, Inc.*	50	1,469
Equinix, Inc.*	20	1,455
ACI Worldwide, Inc.*	100	1,396
Genpact Ltd.*	110	1,292
MEMC Electronic Materials, Inc.*	70	1,247
Actel Corp.*	110	1,180
Salesforce.com, Inc.*	30	1,145
Flir Systems, Inc.*	50	1,128
Netlogic Microsystems, Inc.*	30	1,094
MercadoLibre, Inc.*	40	1,075
Texas Instruments, Inc.	50	1,065
Micros Systems, Inc.*	40	1,013
DivX, Inc.*	180	988
Activision Blizzard, Inc.*	70	884
Blue Coat Systems, Inc.*	50	827
Alliance Data Systems Corp.*	20	824
Xilinx, Inc.	40	818
Sigma Designs, Inc.*	50	802
Cognizant Technology Solutions Corp. — Class A*	30	801
JDS Uniphase Corp.*	140	801
Monolithic Power Systems, Inc.*	30	672
Jabil Circuit, Inc.	90	668
Syntel, Inc.	20	629
Visa, Inc.	10	623
Blackboard, Inc.*	20	577
Taleo Corp.*	30	548
Bankrate, Inc.*	20	505
Synaptics, Inc.*	10	386
Omniture, Inc.*	30	377
Radiant Systems, Inc.*	30	249
NCR Corp.*	20	237
ADTRAN, Inc.	10	215

Total Information Technology		396,703

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	13

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     MULTI-CAP CORE EQUITY FUND

		MARKET
	SHARES	VALUE

FINANCIALS 14.1%
Wells Fargo & Co.	631	$15,308
JPMorgan Chase & Co.	391	13,337
Bank of America Corp.	721	9,517
Annaly Capital Management, Inc.	471	7,131
Morgan Stanley	250	7,127
MFA Mortgage Investments, Inc.	1,012	7,003
BB&T Corp.	291	6,396
Senior Housing Properties Trust	391	6,381
Platinum Underwriters Holdings Ltd.	210	6,004
Capstead Mortgage Corp.	471	5,986
Anworth Mortgage Asset Corp.	821	5,919
Goldman Sachs Group, Inc.	40	5,898
Nationwide Health Properties, Inc.	220	5,663
AFLAC, Inc.	180	5,596
Axis Capital Holdings Ltd.	210	5,498
Endurance Specialty Holdings Ltd.	180	5,274
Blackrock, Inc.	30	5,263
First Horizon National Corp.*	438	5,254
U.S. Bancorp	291	5,215
PartnerRe Ltd.	80	5,196
Marsh & McLennan Companies, Inc.	241	4,851
IPC Holdings Ltd.	170	4,648
Nasdaq Stock Market, Inc.*	210	4,475
FNB Corp.	721	4,463
Diamond Hill Investment
Group, Inc.*	110	4,420
Santander BanCorp*	631	4,392
Ameriprise Financial, Inc.	180	4,369
Transatlantic Holdings, Inc.	100	4,333
Interactive Brokers Group, Inc. — Class A*	270	4,193
Knight Capital Group, Inc. — Class A*	240	4,092
Getty Realty Corp.	200	3,774
MetLife, Inc.	120	3,601
Prospect Capital Corp.	391	3,597
Assured Guaranty Ltd.	281	3,479
Health Care REIT, Inc.	100	3,410
CME Group, Inc.	10	3,111
SL Green Realty Corp.	130	2,982
Kilroy Realty Corp.	140	2,876
Discover Financial Services	271	2,783
W Holding Company, Inc.	190	2,698
Meadowbrook Insurance Group, Inc.	411	2,684
Hudson City Bancorp, Inc.	200	2,658
SunTrust Banks, Inc.	160	2,632
World Acceptance Corp.*	130	2,588
Delphi Financial Group, Inc. — Class A	130	2,526
NYSE Euronext	90	2,452
Oriental Financial Group	251	2,435
American Financial Group, Inc.	110	2,374
PNC Financial Services Group, Inc.	60	2,329

		MARKET
	SHARES	VALUE

IntercontinentalExchange, Inc.*	20	$2,285
Cousins Properties, Inc.	266	2,262
Argo Group International Holdings Ltd.*	80	2,258
Prudential Financial, Inc.	60	2,233
Agree Realty Corp.	120	2,200
Assurant, Inc.	90	2,168
New York Community Bancorp, Inc.	200	2,138
Reinsurance Group of America, Inc.	60	2,095
American Express Co.	90	2,092
Entertainment Properties Trust	100	2,060
Peoples Bancorp, Inc.	120	2,046
Omega Healthcare Investors, Inc.	130	2,018
Cincinnati Financial Corp.	90	2,011
Public Storage	30	1,964
American Safety Insurance Holdings Ltd.*	140	1,905
Principal Financial Group, Inc.	100	1,884
SWS Group, Inc.	130	1,816
Alexandria Real Estate Equities, Inc.	50	1,789
Unum Group	110	1,745
First Mercury Financial Corp.	120	1,652
American Equity Investment Life Holding Co.	281	1,568
Lincoln National Corp.	90	1,549
Corporate Office Properties Trust SBI	50	1,466
Digital Realty Trust, Inc.	40	1,434
Investment Technology Group, Inc.*	70	1,427
Fidelity National Financial, Inc. — Class A	100	1,353
Extra Space Storage, Inc.	160	1,336
National Retail Properties, Inc.	70	1,214
International Assets Holding Corp.*	80	1,190
Evercore Partners, Inc. — Class A	60	1,178
Wintrust Financial Corp.	70	1,126
Aspen Insurance Holdings Ltd.	50	1,117
LaSalle Hotel Properties	90	1,111
Loews Corp.	40	1,096
Umpqua Holding Corp.	140	1,086
Associated Estates Realty Corp.	180	1,073
Citigroup, Inc.	361	1,072
People’s United Financial, Inc.	70	1,053
DuPont Fabros Technology, Inc.	110	1,036
Healthcare Realty Trust, Inc.	60	1,010
Susquehanna Bancshares, Inc.	190	929
East-West Bancorp, Inc.	140	909
Capital One Financial Corp.	40	875
First Bancorp Puerto Rico	220	869
HCP, Inc.	40	848
Camden Property Trust	30	828
Marshall & Ilsley Corp.	170	816
Taubman Centers, Inc.	30	806
Hanover Insurance Group, Inc.	20	762

14	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     MULTI-CAP CORE EQUITY FUND

		MARKET
	SHARES	VALUE

Banco Latinoamericano de Exportaciones SA	60	$746
First Niagara Financial Group, Inc.	50	571
Macerich Co.	31	552
PHH Corp.*	30	545
Parkway Properties, Inc.	40	520
Pacific Capital Bancorp	230	492
Forestar Real Estate Group, Inc.*	40	475
Cogdell Spencer, Inc.	110	472
Ezcorp, Inc. — Class A*	40	431
National Penn Bancshares, Inc.	70	323
Colonial Properties Trust	40	296
Saul Centers, Inc.	10	296
CNA Surety Corp.*	20	270
BRE Properties, Inc. — Class A	10	238
Zions Bancorporation	20	231
MainSource Financial Group, Inc.	30	223
First Financial Holdings, Inc.	20	188
Dollar Financial Corp.*	10	138
Franklin Street Properties Corporation, Inc.	10	132
Stratus Properties, Inc.*	20	127
Unitrin, Inc.	10	120
Hospitality Properties Trust	10	119
MB Financial Corp.	10	102
SeaBright Insurance Holdings, Inc.*	10	101
Ramco-Gershenson Properties Trust	10	100
ProLogis	10	81
Ameris Bancorp	10	63

Total Financials		318,901

HEALTH CARE 12.8%
Johnson & Johnson	261	14,825
Abbott Laboratories	271	12,748
Gilead Sciences, Inc.*	200	9,368
Baxter International, Inc.	160	8,474
Pfizer, Inc.	521	7,815
Cerner Corp.*	120	7,475
Medco Health Solutions, Inc.*	160	7,298
Becton, Dickinson & Co.	100	7,131
RehabCare Group, Inc.*	291	6,964
Eli Lilly & Co.	200	6,928
Watson Pharmaceuticals, Inc.*	190	6,401
AmerisourceBergen Corp.	360	6,386
Genzyme Corp.*	110	6,124
ResMed, Inc.*	150	6,109
Sepracor, Inc.*	351	6,079
Greatbatch, Inc.*	261	5,901
Emergency Medical Services Corp. — Class A*	160	5,891
Cubist Pharmaceuticals, Inc.*	321	5,884
PDL BioPharma, Inc.	741	5,854
Omnicare, Inc.	210	5,410

		MARKET
	SHARES	VALUE

Endo Pharmaceuticals Holdings, Inc.*	301	$5,394
Pharmaceutical Product Development, Inc.	230	5,341
Bristol-Myers Squibb Co.	261	5,301
Cephalon, Inc.*	90	5,098
McKesson Corp.	110	4,840
Stryker Corp.	120	4,769
UnitedHealth Group, Inc.	190	4,746
Myriad Genetics, Inc.*	130	4,634
Humana, Inc.*	140	4,516
Biogen Idec, Inc.*	100	4,515
Perrigo Co.	160	4,445
Masimo Corp.*	180	4,340
Amedisys, Inc.*	130	4,293
American Medical Systems Holdings, Inc.*	271	4,282
Onyx Pharmaceuticals, Inc.*	140	3,956
Computer Programs & Systems, Inc.	100	3,831
Merck & Company, Inc.	130	3,635
Catalyst Health Solutions, Inc.*	140	3,492
Gen-Probe, Inc.*	70	3,009
C.R. Bard, Inc.	40	2,978
Beckman Coulter, Inc.	50	2,857
Symmetry Medical, Inc.*	301	2,805
Illumina, Inc.*	70	2,726
Cyberonics, Inc.*	160	2,661
Mylan Laboratories, Inc.*	200	2,610
Waters Corp.*	50	2,573
Medtronic, Inc.	70	2,442
Centene Corp.*	120	2,398
Parexel International Corp.*	150	2,157
Amgen, Inc.*	40	2,118
Aetna, Inc.	80	2,004
Gentiva Health Services, Inc.*	120	1,975
Thoratec Corp.*	70	1,875
Kindred Healthcare, Inc.*	150	1,855
Intuitive Surgical, Inc.*	10	1,637
Providence Service Corp.*	130	1,423
Questcor Pharmaceuticals, Inc.*	281	1,405
Kinetic Concepts, Inc.*	50	1,362
Wyeth	30	1,362
Life Technologies Corp.*	30	1,252
Dionex Corp.*	20	1,221
MedAssets, Inc.*	60	1,167
LHC Group, Inc.*	50	1,110
Celgene Corp.*	20	957
Cardinal Health, Inc.	30	916
Bruker BioSciences Corp.*	90	833
Thermo Fisher Scientific, Inc.*	20	815
Kendle International, Inc.*	60	734
Varian Medical Systems, Inc.*	20	703

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	15

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     MULTI-CAP CORE EQUITY FUND

		MARKET
	SHARES	VALUE

Universal Health Services, Inc. — Class B	10	$488
Allscripts Healthcare Solutions, Inc.	30	476
Warner Chilcott Ltd.*	30	395
Albany Molecular Research, Inc.*	30	252
Myriad Pharmaceuticals, Inc.*	33	151
Sun Healthcare Group, Inc.*	10	84
Caraco Pharm Labs, Inc.*	20	61

Total Health Care		288,340

INDUSTRIALS 11.4%
General Electric Co.	962	11,275
Fluor Corp.	160	8,207
Lockheed Martin Corp.	100	8,065
United Parcel Service, Inc. — Class B	160	7,998
ITT Corporation	160	7,120
Union Pacific Corp.	130	6,768
Northrop Grumman Corp.	140	6,395
DynCorp International, Inc. — Class A*	371	6,229
Raytheon Co.	140	6,220
Copa Holdings SA	140	5,715
ABM Industries, Inc.	311	5,620
L-3 Communications Holdings, Inc.	80	5,550
Norfolk Southern Corp.	140	5,274
CH Robinson Worldwide, Inc.	100	5,215
Carlisle Companies, Inc.	210	5,048
Eaton Corp.	110	4,907
VSE Corp.	170	4,447
School Specialty, Inc.*	220	4,446
SPX Corp.	90	4,407
Triumph Group, Inc.	110	4,400
Apogee Enterprises, Inc.	351	4,317
Jacobs Engineering Group, Inc.*	100	4,209
Multi-Color Corp.	331	4,058
KBR, Inc.	210	3,872
Federal Signal Corp.	481	3,680
Dover Corp.	110	3,640
EMCOR Group, Inc.*	180	3,622
AAON, Inc.	180	3,586
Con-way, Inc.	100	3,531
Flowserve Corp.	50	3,491
First Solar, Inc.*	20	3,242
Harbin Electric, Inc.*	200	3,128
Parker Hannifin Corp.	70	3,007
URS Corp.*	60	2,971
Burlington Northern Santa Fe Corp.	40	2,942
Titan Machinery, Inc.*	221	2,805
Ultralife Batteries, Inc.*	381	2,732
Old Dominion Freight Line, Inc.*	80	2,686
SkyWest, Inc.	261	2,662
Geo Group, Inc.*	140	2,601
TBS International Ltd. — Class A*	321	2,507
W.W. Grainger, Inc.	30	2,456
Emerson Electric Co.	70	2,268

		MARKET
	SHARES	VALUE

Ducommun, Inc.	120	$2,255
Shaw Group, Inc.*	80	2,193
Valmont Industries, Inc.	30	2,162
Knoll, Inc.	281	2,130
United Technologies Corp.	40	2,078
AZZ, Inc.*	60	2,065
Goodrich Corp.	40	1,999
International Shipholding Corp.	70	1,887
Timken Co.	110	1,879
Ampco-Pittsburgh Corp.	80	1,876
Tennant Co.	100	1,839
Oshkosh Corp.	120	1,745
Viad Corp.	100	1,722
LMI Aerospace, Inc.*	170	1,720
Ingersoll-Rand Co. — Class A*	80	1,672
ICT Group, Inc.*	190	1,659
Arkansas Best Corp.	60	1,581
Integrated Electrical Services, Inc.*	200	1,562
Gardner Denver, Inc.*	60	1,510
Mobile Mini, Inc.*	100	1,467
Genco Shipping & Trading Ltd.	60	1,303
Beacon Roofing Supply, Inc.*	90	1,301
McDermott International, Inc.*	60	1,219
Powell Industries, Inc.*	30	1,112
General Dynamics Corp.	20	1,108
Chart Industries, Inc.*	60	1,091
Saia, Inc.*	60	1,081
First Advantage Corp. — Class A*	70	1,065
CSX Corp.	30	1,039
FTI Consulting, Inc.*	20	1,014
Cooper Industries Ltd. — Class A	30	932
HNI Corp.	50	903
Middleby Corp.*	20	878
AGCO Corp.*	30	872
Harsco Corp.	30	849
Celadon Group, Inc.*	100	839
Joy Global, Inc.	20	714
Polypore International, Inc.*	60	667
Universal Forest Products, Inc.	20	662
Kansas City Southern*	40	644
Honeywell International, Inc.	20	628
Sunpower Corp.*	20	533
GT Solar International, Inc.*	100	532
American Superconductor Corp.*	20	525
Mueller Industries, Inc.	20	416
EnerSys*	20	364
Heico Corp.	10	363
Eagle Bulk Shipping, Inc.	70	328
ATC Technology Corp.*	20	290
Titan International, Inc.	30	224
American Railcar Industries, Inc.	20	165
Energy Conversion Devices, Inc.*	10	142
Hexcel Corp.*	10	95

Total Industrials		258,218

16	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     MULTI-CAP CORE EQUITY FUND

		MARKET
	SHARES	VALUE

CONSUMER DISCRETIONARY 10.3%
McDonald’s Corp.	170	$9,773
Comcast Corp. — Class A	621	8,998
Core-Mark Holding Company, Inc.*	271	7,062
H&R Block, Inc.	381	6,565
Jo-Ann Stores, Inc.*	301	6,222
Tractor Supply Co.*	150	6,198
Ross Stores, Inc.	160	6,176
TJX Companies, Inc.	190	5,977
Leggett & Platt, Inc.	371	5,650
Priceline.com, Inc.*	50	5,577
Staples, Inc.	271	5,466
Hillenbrand, Inc.	311	5,175
Petsmart, Inc.	241	5,172
Foot Locker, Inc.	491	5,141
Amazon.com, Inc.*	60	5,020
Sears Holdings Corp.*	70	4,656
P.F. Chang’s China Bistro , Inc.*	140	4,488
Aeropostale, Inc.*	120	4,112
Chipotle Mexican Grill, Inc. —
Class A*	50	4,000
Fred’s, Inc.	311	3,919
True Religion Apparel, Inc.*	160	3,568
Liberty Media Corp. —
Entertainment*	130	3,478
Best Buy Company, Inc.	90	3,014
GameStop Corp. — Class A*	130	2,861
Time Warner Cable, Inc.	90	2,850
Liberty Global, Inc. — Class A*	170	2,701
Dolan Media Co.*	210	2,686
Polo Ralph Lauren Corp.	50	2,677
WMS Industries, Inc.*	80	2,521
Time Warner, Inc.	100	2,519
Red Robin Gourmet Burgers, Inc.*	130	2,438
Johnson Controls, Inc.	110	2,389
Group 1 Automotive, Inc.	90	2,342
Stage Stores, Inc.	210	2,331
Darden Restaurants, Inc.	70	2,309
Isle of Capri Casinos, Inc.*	170	2,264
Regal Entertainment Group — Class A	170	2,259
Einstein Noah Restaurant
Group, Inc.*	261	2,258
Apollo Group, Inc. — Class A*	30	2,134
Deckers Outdoor Corp.*	30	2,108
Big Lots, Inc.*	100	2,103
AutoNation, Inc.*	120	2,082
Netflix, Inc.*	50	2,067
Gaylord Entertainment Co.*	150	1,907
Texas Roadhouse, Inc.*	170	1,855
Spartan Motors, Inc.	160	1,813
Bally Technologies, Inc.*	60	1,795
Finish Line, Inc. — Class A	240	1,781

		MARKET
	SHARES	VALUE

Wolverine World Wide, Inc.	80	$1,765
Viacom, Inc. — Class B*	70	1,589
Regis Corp.	90	1,567
Tupperware Brands Corp.	60	1,561
Unifirst Corp.	40	1,487
CKE Restaurants, Inc.	170	1,442
Interpublic Group of
Companies, Inc.*	281	1,419
Ford Motor Co.*	231	1,402
Ulta Salon Cosmetics & Fragrance, Inc.*	120	1,334
The Warnaco Group, Inc.*	40	1,296
Carnival Corp.	50	1,289
Buckle, Inc.	40	1,271
Kenneth Cole Productions, Inc. — Class A	180	1,265
Limited Brands, Inc.	100	1,197
Charlotte Russe Holding, Inc.*	90	1,159
J.C. Penney Company, Inc.	40	1,148
Wendy’s/Arby’s Group, Inc. — Class A	271	1,084
Citi Trends, Inc.*	40	1,035
CarMax, Inc.*	70	1,029
ITT Educational Services, Inc.*	10	1,007
Carter’s, Inc.*	40	984
Cablevision Systems Corp. — Class A	50	971
Polaris Industries, Inc.	30	964
Arbitron, Inc.	60	953
D.R. Horton, Inc.	100	936
G-III Apparel Group Ltd.*	80	919
hhgregg, Inc.*	60	910
Jack in the Box, Inc.*	40	898
New York Times Co. — Class A	160	882
Family Dollar Stores, Inc.	30	849
Newell Rubbermaid, Inc.	80	833
Royal Caribbean Cruises Ltd.	60	812
Cherokee, Inc.	40	793
Marcus Corp.	70	736
Macy’s, Inc.	60	706
Fortune Brands, Inc.	20	695
LKQ Corp.*	40	658
Buffalo Wild Wings, Inc.*	20	650
Central European Media Enterprises Ltd. — Class A*	30	591
Pinnacle Entertainment, Inc.*	60	557
Vail Resorts, Inc.*	20	536
Coinstar, Inc.*	20	534
Wyndham Worldwide Corp.	40	485
Under Armour, Inc.*	20	448
Dress Barn, Inc.*	30	429
Kohl’s Corp.*	10	428
Brookfield Homes Corp.*	100	400

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	17

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     MULTI-CAP CORE EQUITY FUND

		MARKET
	SHARES	VALUE

Nordstrom, Inc.	20	$398
MGM MIRAGE*	60	383
Rick’s Cabaret International, Inc.*	60	366
Asbury Automotive Group, Inc.	30	307
Snap-On, Inc.	10	287
J. Crew Group, Inc.*	10	270
California Pizza Kitchen, Inc.*	20	266
Lululemon Athletica, Inc.*	20	261
Guess?, Inc.	10	258
Williams-Sonoma, Inc.	20	237
CTC Media, Inc.*	20	236
Cabela’s, Inc. — Class A*	10	123

Total Consumer Discretionary		231,752

ENERGY 8.1%
Exxon Mobil Corp.	451	31,529
Chevron Corp.	230	15,237
Murphy Oil Corp.	130	7,062
Diamond Offshore Drilling, Inc.	80	6,644
World Fuel Services Corp.	160	6,597
Nordic American Tanker Shipping	200	6,364
ConocoPhillips	150	6,309
Southwestern Energy Co.*	160	6,216
Frontline Ltd.	231	5,627
ENSCO International, Inc.	160	5,579
Massey Energy Co.	240	4,690
Teekay Tankers Ltd.	451	4,190
Consol Energy, Inc.	120	4,075
Chesapeake Energy Corp.	190	3,768
Overseas Shipholding Group, Inc.	110	3,744
Pride International, Inc.*	140	3,508
Peabody Energy Corp.	110	3,318
Delek US Holdings, Inc.	391	3,316
Plains Exploration & Production Co.*	110	3,010
EOG Resources, Inc.	40	2,717
Williams Companies, Inc.	170	2,654
GulfMark Offshore, Inc.*	90	2,484
Marathon Oil Corp.	80	2,410
Willbros Group, Inc.*	190	2,377
Schlumberger Ltd.	40	2,164
Tesoro Corp.	170	2,164
Frontier Oil Corp.	160	2,098
EXCO Resources, Inc.*	150	1,938
Knightsbridge Tankers Ltd.	140	1,910
Smith International, Inc.	70	1,802
Mariner Energy, Inc.*	140	1,645
National-Oilwell Varco, Inc.*	50	1,633
Arena Resources, Inc.*	50	1,592
Helmerich & Payne, Inc.	50	1,544
XTO Energy, Inc.	40	1,526
Berry Petroleum Co. — Class A	80	1,487
Petroleum Development Corp.*	90	1,412
Oil States International, Inc.*	50	1,211

		MARKET
	SHARES	VALUE

Valero Energy Corp.	70	$1,182
PetroHawk Energy Corp.*	50	1,115
Bill Barrett Corp.*	40	1,098
Swift Energy Co.*	60	999
Panhandle Oil and Gas, Inc. — Class A	50	982
Nabors Industries Ltd.*	60	935
Hornbeck Offshore Services, Inc.*	40	856
Range Resources Corp.	20	828
Dresser-Rand Group, Inc.*	30	783
Clayton Williams Energy, Inc.*	40	755
Superior Well Services, Inc.*	120	714
Exterran Holdings, Inc.*	40	642
Holly Corp.	30	539
CNX Gas Corp.*	20	525
Atwood Oceanics, Inc.*	20	498
Arch Coal, Inc.	30	461
Trico Marine Services, Inc.*	130	446
Rosetta Resources, Inc.*	50	438
FMC Technologies, Inc.*	10	376
Penn Virginia Corp.	20	327
Cimarex Energy Co.	10	283
Cameron International Corp.*	10	283
Cheniere Energy, Inc.*	10	29

Total Energy		182,645

CONSUMER STAPLES 6.7%
Philip Morris International, Inc.	331	14,438
Procter & Gamble Co.	220	11,242
Lorillard, Inc.	120	8,132
Wal-Mart Stores, Inc.	140	6,782
Coca-Cola Co.	140	6,719
Archer-Daniels-Midland Co.	250	6,692
Kroger Co.	301	6,637
Central Garden and Pet Co. — Class A*	631	6,215
Tyson Foods, Inc. — Class A	481	6,065
CVS Caremark Corp.	190	6,055
Lance, Inc.	251	5,806
Zhongpin, Inc.*	521	5,398
Dean Foods Co.*	271	5,200
Coca-Cola Bottling Company Consolidated	90	4,962
Village Super Market	160	4,760
Nash Finch Co.	170	4,600
Susser Holdings Corp.*	371	4,151
PepsiAmericas, Inc.	150	4,021
Pantry, Inc.*	241	4,001
PepsiCo, Inc.	70	3,847
Bunge Ltd.	60	3,615
Calavo Growers, Inc.	170	3,371
Nu Skin Enterprises, Inc.	220	3,366
Kraft Foods, Inc.	130	3,294
Universal Corp.	90	2,980

18	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     MULTI-CAP CORE EQUITY FUND

		MARKET
	SHARES	VALUE

Smithfield Foods, Inc.*	160	$2,235
Pricesmart, Inc.	130	2,178
Sysco Corp.	60	1,349
Spartan Stores, Inc.	70	869
Cal-Maine Foods, Inc.	30	749
Walgreen Co.	10	294
Central European Distribution Corp.*	10	266
Avon Products, Inc.	10	258

Total Consumer Staples		150,547

UTILITIES 4.6%
NRG Energy, Inc.*	321	8,333
Dominion Resources, Inc.	211	7,052
Entergy Corp.	80	6,201
CenterPoint Energy, Inc.	551	6,105
Vectren Corp.	260	6,092
PPL Corp.	180	5,933
NorthWestern Corp.	260	5,918
Atmos Energy Corp.	230	5,759
CMS Energy Corp.	461	5,569
FirstEnergy Corp.	140	5,425
American Water Works Company, Inc.	281	5,370
FPL Group, Inc.	90	5,117
Central Vermont Public Service Corp.	281	5,086
AES Corp.*	431	5,004
Exelon Corp.	80	4,097
PNM Resources, Inc.	331	3,545
PG&E Corp.	90	3,460
OGE Energy Corp.	100	2,832
CH Energy Group, Inc.	60	2,802
Mirant Corp.*	150	2,361
UGI Corp.	50	1,274
RRI Energy, Inc.*	140	701
Hawaiian Electric Industries, Inc.	30	572

Total Utilities		104,608

MATERIALS 4.0%
International Paper Co.	531	8,034
Rock-Tenn Co. — Class A	200	7,632
Bway Holding Co.*	391	6,854
A. Schulman, Inc.	391	5,908
AEP Industries, Inc.*	220	5,806
Glatfelter	581	5,171
Stepan Co.	110	4,858
Reliance Steel & Aluminum Co.	110	4,223
Cabot Corp.	311	3,912
Innophos Holdings, Inc.	221	3,733
Dow Chemical Co.	210	3,389
Steel Dynamics, Inc.	210	3,093
Nucor Corp.	50	2,222
The Mosaic Co.	50	2,215
Brush Engineered Materials, Inc.*	100	1,675
Eastman Chemical Co.	40	1,516

		MARKET
	SHARES	VALUE

CF Industries Holdings, Inc.	20	$1,483
MeadWestvaco Corp.	90	1,477
LSB Industries, Inc.*	90	1,455
United States Steel Corp.	40	1,430
Praxair, Inc.	20	1,421
NewMarket Corp.	20	1,347
Koppers Holdings, Inc.	50	1,319
Commercial Metals Co.	80	1,282
Cliffs Natural Resources Inc.	50	1,224
Ashland, Inc.	40	1,122
Freeport-McMoRan Copper & Gold, Inc.	20	1,002
Newmont Mining Corp.	20	817
Kaiser Aluminum Corp.	20	718
OM Group, Inc.*	20	580
Olympic Steel, Inc.	20	489
FMC Corp.	10	473
RPM International, Inc.	30	421
AK Steel Holding Corp.	20	384
Celanese Corp.	10	238
Nalco Holding Co.	10	168

Total Materials		89,091

TELECOMMUNICATION SERVICES 2.2%
AT&T, Inc.	481	11,948
Verizon Communications, Inc.	371	11,401
American Tower Corp. — Class A*	251	7,914
Embarq Corp.	170	7,150
Syniverse Holdings, Inc.*	311	4,985
NII Holdings, Inc. — Class B*	100	1,907
iPCS, Inc. — Class A*	120	1,795
Cbeyond, Inc.*	70	1,005
tw telecom Inc.*	80	822
Leap Wireless International, Inc. —
Class B*	20	659
Premiere Global Services, Inc.*	60	650
Sprint Nextel Corp.*	90	433

Total Telecommunication Services		50,669

Total Common Stocks
(Cost $1,734,180)		2,071,474

	FACE
	AMOUNT

REPURCHASE AGREEMENTS† 7.3%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	$37,143	37,143
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	36,764	36,764
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	29,715	29,715

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	19

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     MULTI-CAP CORE EQUITY FUND

	FACE	MARKET
	AMOUNT	VALUE

UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	$29,715	$29,715
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	29,715	29,715

Total Repurchase Agreements (Cost $163,052)		163,052

Total Investments 99.1% (Cost $1,897,232)		$2,234,526

Other Assets in Excess of Liabilities – 0.9%		$21,362

Net Assets – 100.0%		$2,255,888

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED
September 2009 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $173,070)	3	$(5,231)

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

REIT-Real Estate Investment Trust.

20	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     ALL-CAP OPPORTUNITY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 100.4%

CONSUMER DISCRETIONARY 32.0%
Amazon.com, Inc.*	20,500	$1,715,030
Johnson Controls, Inc.	50,700	1,101,204
H&R Block, Inc.	45,399	782,225
Magna International, Inc. — Class A	16,400	692,736
Home Depot, Inc.	27,800	656,914
Priceline.com, Inc.*	5,800	646,990
BorgWarner, Inc.	17,800	607,870
Lowe’s Companies, Inc.	28,900	560,949
Liberty Media Corp — Interactive*	109,400	548,094
Weight Watchers
International, Inc.	19,400	499,938
Autoliv, Inc.	17,000	489,090
Expedia, Inc.*	32,300	488,053
Goodyear Tire & Rubber Co.*	42,300	476,298
Service Corporation International	77,599	425,243
Sotheby’s	30,100	424,711
Netflix, Inc.*	10,000	413,400
TJX Companies, Inc.	13,100	412,126
American Public Education, Inc.*	10,300	407,983
Staples, Inc.	19,800	399,366
Hillenbrand, Inc.	23,402	389,409
The Gap, Inc.	23,300	382,120
Best Buy Company, Inc.	11,100	371,739
Strayer Education, Inc.	1,700	370,787
Apollo Group, Inc. — Class A*	5,000	355,600
DeVry, Inc.	7,100	355,284
TRW Automotive
Holdings Corp.*	31,100	351,430
Gentex Corp.	29,700	344,520
K12 Inc.*	15,193	327,409
WABCO Holdings, Inc.	17,800	315,060
Bed Bath & Beyond, Inc.*	10,000	307,500
AutoZone, Inc.*	2,000	302,220
HSN, Inc.*	28,215	298,233
Matthews International Corp. — Class A	9,199	286,273
Blue Nile, Inc.*	6,200	266,538
Federal Mogul Corp. — Class A*	28,200	266,490
Sherwin-Williams Co.	4,800	258,000
Career Education Corp.*	10,099	251,364
O’Reilly Automotive, Inc.*	6,400	243,712
Cooper Tire & Rubber Co.	24,300	241,056
Ross Stores, Inc.	6,100	235,460
Limited Brands, Inc.	18,700	223,839
ITT Educational Services, Inc.*	2,200	221,452
Advance Auto Parts, Inc.	5,100	211,599

		MARKET
	SHARES	VALUE

Ticketmaster
Entertainment, Inc.*	31,150	$199,983
Shutterfly, Inc.*	13,908	194,017
Fuel Systems Solutions, Inc.*	9,100	183,729
Tiffany & Co.	7,200	182,592
NutriSystem, Inc.	12,058	174,841
GameStop Corp. — Class A*	7,900	173,879
Superior Industries International, Inc.	12,000	169,200
PetMed Express, Inc.*	10,300	154,809
Corinthian Colleges, Inc.*	9,100	154,063
Overstock.com, Inc.*	12,800	153,088
Capella Education Co.*	2,399	143,820
Drew Industries, Inc.*	11,100	135,087
Exide Technologies*	34,050	127,006
Raser Technologies, Inc.*	37,400	104,720
Stamps.com, Inc.*	11,332	96,095

Total Consumer Discretionary		21,272,243

HEALTH CARE 22.7%
Cerner Corp.*	21,700	1,351,693
Allscripts Healthcare Solutions, Inc.	61,900	981,734
IMS Health, Inc.	59,600	756,920
Myriad Genetics, Inc.*	20,100	716,565
Eclipsys Corp.*	37,600	668,528
athenahealth, Inc.*	17,300	640,273
HLTH Corp.*	48,800	639,280
MedAssets, Inc.*	31,400	610,730
Alexion Pharmaceuticals, Inc.*	11,700	481,104
Vertex Pharmaceuticals, Inc.*	12,800	456,192
Phase Forward, Inc.*	29,100	439,701
BioMarin Pharmaceuticals, Inc.*	27,900	435,519
Amgen, Inc.*	7,900	418,226
Celgene Corp.*	8,200	392,288
Johnson & Johnson	6,900	391,920
Onyx Pharmaceuticals, Inc.*	13,300	375,858
Computer Programs & Systems, Inc.	9,100	348,621
Novartis AG — SP ADR	8,000	326,320
United Therapeutics Corp.*	3,900	324,987
Omnicell, Inc.*	29,767	319,995
Pfizer, Inc.	20,600	309,000
GlaxoSmithKline PLC — SP ADR	8,600	303,924
Abbott Laboratories	5,800	272,832
Sanofi-Aventis — SP ADR	9,100	268,359
Genzyme Corp.*	4,800	267,216
AstraZeneca PLC — SP ADR	5,800	256,012
Merck & Company, Inc.	8,900	248,844
Biogen Idec, Inc.*	5,500	248,325
Wyeth	5,400	245,106
Gilead Sciences, Inc.*	5,000	234,200
Teva Pharmaceutical Industries Ltd. — SP ADR	4,300	212,162

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	21

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     ALL-CAP OPPORTUNITY FUND

		MARKET
	SHARES	VALUE

Schering-Plough Corp.	8,200	$205,984
Bristol-Myers Squibb Co.	9,600	194,976
Eli Lilly & Co.	5,600	193,984
OSI Pharmaceuticals, Inc.*	6,700	189,141
Cephalon, Inc.*	3,000	169,950
Allergan, Inc.	2,600	123,708
Shire PLC — SP ADR	2,100	87,108
Myriad Pharmaceuticals, Inc.*	5,025	23,366

Total Health Care		15,130,651

CONSUMER STAPLES 21.4%
Procter & Gamble Co.	43,000	2,197,300
Philip Morris International , Inc.	31,200	1,360,944
Coca-Cola Co.	26,100	1,252,539
Colgate-Palmolive Co.	16,100	1,138,914
PepsiCo, Inc.	20,500	1,126,680
Kimberly-Clark Corp.	16,000	838,880
Altria Group, Inc.	50,900	834,251
Diageo PLC — SP ADR	12,800	732,800
Clorox Co.	9,300	519,219
Lorillard, Inc.	7,200	487,944
Reynolds American, Inc.	12,500	482,750
Church & Dwight Company, Inc.	6,500	353,015
Coca-Cola Enterprises, Inc.	20,400	339,660
Pepsi Bottling Group, Inc.	9,600	324,864
Molson Coors Brewing Co. — Class B	7,100	300,543
Energizer Holdings, Inc.*	5,363	280,163
Dr Pepper Snapple Group, Inc.*	13,000	275,470
Brown-Forman Corp. — Class B	5,400	232,092
PepsiAmericas, Inc.	8,200	219,842
Hansen Natural Corp.*	6,500	200,330
Constellation Brands, Inc. — Class A*	14,600	185,128
Vector Group Ltd.	9,745	139,256
Universal Corp.	3,900	129,129
Central Garden and Pet Co. — Class A*	13,096	128,996
Central European Distribution Corp.*	4,800	127,536
Star Scientific, Inc.*	24,200	21,538

Total Consumer Staples		14,229,783

FINANCIALS 13.5%
JPMorgan Chase & Co.	14,900	508,239
Bank of America Corp.	36,400	480,480
Goldman Sachs Group, Inc.	3,200	471,808
Credit Suisse Group AG — SP ADR	8,900	406,997
Morgan Stanley	11,100	316,461
Bank of New York Mellon Corp.	10,600	310,686
UBS AG — SP ADR*	24,100	294,261
Brookfield Asset Management, Inc. — Class A	15,700	267,999
American Express Co.	11,300	262,612

		MARKET
	SHARES	VALUE

State Street Corp.	5,500	$259,600
CME Group, Inc.	800	248,888
Blackrock, Inc.	1,400	245,588
Franklin Resources, Inc.	3,200	230,432
Charles Schwab Corp.	13,000	228,020
Wells Fargo & Co.	7,500	181,950
Northern Trust Corp.	3,300	177,144
Citigroup, Inc.	59,200	175,824
T. Rowe Price Group, Inc.	4,200	175,014
TD Ameritrade Holding Corp.*	9,900	173,646
HSBC Holdings PLC — SP ADR	3,900	162,903
Capital One Financial Corp.	7,300	159,724
Invesco Ltd.	8,800	156,816
Brookfield Properties Corp.	19,500	155,415
IntercontinentalExchange, Inc.*	1,300	148,512
CB Richard Ellis Group, Inc. — Class A*	14,900	139,464
The St. Joe Co.*	5,000	132,450
NYSE Euronext	4,800	130,800
SLM Corp.*	11,900	122,213
Discover Financial Services	11,200	115,024
Ameriprise Financial, Inc.	4,500	109,215
Jefferies Group, Inc.*	4,900	104,517
Barclays PLC — SP ADR	5,600	103,264
Moody’s Corp.	3,900	102,765
Leucadia National Corp.*	4,700	99,123
U.S. Bancorp	5,500	98,560
Jones Lang LaSalle, Inc.	3,000	98,190
Nasdaq Stock Market, Inc.*	4,600	98,026
Forest City Enterprises, Inc. — Class A	12,100	79,860
Eaton Vance Corp.	2,700	72,225
AmeriCredit Corp.*	5,300	71,815
PNC Financial Services
Group, Inc.	1,800	69,858
MSCI, Inc. — Class A*	2,700	65,988
BB&T Corp.	2,800	61,544
Forestar Real Estate Group, Inc.*	4,900	58,212
Tejon Ranch Co.*	2,100	55,629
PHH Corp.*	2,600	47,268
SunTrust Banks, Inc.	2,800	46,060
Student Loan Corp.	1,200	44,640
Cash America International, Inc.	1,800	42,102
Nelnet, Inc. — Class A*	3,000	40,770
M&T Bank Corp.	800	40,744
Interactive Brokers Group, Inc. — Class A*	2,600	40,378
CIT Group, Inc.	18,500	39,775
First Cash Financial Services, Inc.*	2,100	36,792
Regions Financial Corp.	9,000	36,360
Ezcorp, Inc. — Class A*	3,300	35,574

22	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     ALL-CAP OPPORTUNITY FUND

		MARKET
	SHARES	VALUE

Portfolio Recovery Associates, Inc.*	900	$34,857
Fifth Third Bancorp	4,800	34,080
Financial Federal Corp.	1,500	30,825
World Acceptance Corp.*	1,500	29,865
Comerica, Inc.	1,400	29,610
Dollar Financial Corp.*	2,100	28,959
Cullen/Frost Bankers, Inc.	600	27,672
Advance America Cash Advance Centers, Inc.	6,000	26,580
First Horizon National Corp.*	2,200	26,400
BOK Financial Corp.	700	26,369
KeyCorp	5,000	26,200

Total Financials		8,959,641

MATERIALS 7.6%
International Paper Co.	76,500	1,157,445
Weyerhaeuser Co.	36,800	1,119,824
MeadWestvaco Corp.	47,900	786,039
Domtar Corp.*	21,050	349,009
Schweitzer-Mauduit International, Inc.	11,500	312,915
Deltic Timber Corp.	8,315	294,933
Glatfelter	31,700	282,130
Louisiana-Pacific Corp.*	74,600	255,132
Clearwater Paper Corp.*	9,900	250,371
Wausau Paper Corp.	37,160	249,715

Total Materials		5,057,513

UTILITIES 3.0%
AES Corp.*	33,100	384,291
NRG Energy, Inc.*	13,900	360,844
Constellation Energy Group, Inc.	11,300	300,354
Calpine Corp.*	26,100	291,015
Mirant Corp.*	12,200	192,028
Ormat Technologies, Inc.	4,393	177,082
RRI Energy, Inc.*	32,400	162,324
Dynegy, Inc.*	60,800	138,016

Total Utilities		2,005,954

INFORMATION TECHNOLOGY 0.2%
Ariba, Inc.*	14,800	145,632

Total Information Technology		145,632

Total Common Stocks (Cost $61,659,742)		66,801,417

Total Investments 100.4% (Cost $61,659,742)		$66,801,417

Liabilities in Excess of Other Assets – (0.4)%		$(294,318)

Net Assets – 100.0%		$66,507,099

*	Non-Income Producing Security. ADR-American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	23

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     ALTERNATIVE STRATEGIES ALLOCATION FUND

		MARKET
	SHARES	VALUE

MUTUAL FUNDS†† 81.2%
Rydex Variable Trust — Managed Futures Strategy Fund*	65,224	$1,520,379
Rydex Series Funds — Rydex|SGI Global Market Neutral Fund — Class H*	35,395	879,574
Rydex Variable Trust — Multi-Hedge Strategies Fund*	34,382	684,546
Rydex Series Funds — Rydex|SGI Long/Short Commodities Strategy Fund — Class H*	7,907	199,660
Rydex Variable Trust — Real Estate Fund*	9,528	150,350
Rydex Variable Trust — Commodities Strategy Fund*	12,077	146,975

Total Mutual Funds (Cost $3,531,738)		3,581,484

CURRENCY EXCHANGE TRADED FUND 17.6%
PowerShares DB G10
Currency Harvest Fund*	36,050	775,436

Total Currency Exchange Traded Fund (Cost $834,998)		775,436

	FACE
	AMOUNT
REPURCHASE AGREEMENT† 1.5%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$67,239	67,239

Total Repurchase Agreement (Cost $67,239)		67,239

Total Investments 100.3% (Cost $4,433,975)		$4,424,159

Liabilities in Excess of Other Assets – (0.3)%		$(11,744)

Net Assets – 100.0%		$4,412,415

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 7.

††	Affiliated Funds.
24	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     COMMODITIES STRATEGY FUND

		MARKET
	SHARES	VALUE

EXCHANGE TRADED FUND 5.7%
iShares S&P GSCI Commodity Indexed Trust*	47,304	$1,421,484

Total Exchange Traded Fund
(Cost $1,084,806)		1,421,484

	FACE
	AMOUNT
FEDERAL AGENCY DISCOUNT NOTES 12.1%
Farmer Mac** 0.14% due 07/14/09	$1,000,000	999,950
Federal Farm Credit Bank** 0.12% due 07/01/09	1,000,000	1,000,000
Federal Home Loan Bank** 0.09% due 07/01/09	1,000,000	1,000,000

Total Federal Agency Discount Notes
(Cost $2,999,950)		2,999,950

STRUCTURED NOTES†† 40.8%
Credit Suisse Group, S&P GSCI Total Return Linked Notes at 0.47% due 02/24/10	3,287,086	5,569,740
Goldman Sachs, S&P GSCI Total Return Linked Notes at 0.13% due 05/27/10	1,500,000	1,825,557
Swedish Export Credit Corp., S&P GSCI Total Return Linked Notes at 0.40% due 03/11/10	875,000	1,822,204
Commonwealth Bank of Australia, S&P GSCI Total Return Linked Notes at 0.44% due 06/21/10	1,000,000	940,707

Total Structured Notes
(Cost $6,662,086)		10,158,208

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 39.8%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	$2,253,377	$2,253,377
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	2,230,358	2,230,358
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	1,802,700	1,802,700
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	1,802,700	1,802,700
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	1,802,700	1,802,700

Total Repurchase Agreements
(Cost $9,891,835)		9,891,835

Total Investments 98.4%
(Cost $20,638,677)		$24,471,477

Other Assets in Excess of Liabilities – 1.6%		$407,863

Net Assets – 100.0%		$24,879,340

*	Non-Income Producing Security.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 7.

††	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the S&P GSCI Total Return Index was $10,296,543 as of June 30, 2009 — See Note 2.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	25

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     INTERNATIONAL OPPORTUNITY FUND

		MARKET
	SHARES	VALUE

EXCHANGE TRADED FUNDS 24.8%
iShares MSCI Pacific ex-Japan Index Fund	14,900	$471,883
iShares MSCI Australia Index Fund	37,500	630,000
iShares MSCI Austria Investable Market Index Fund	20,000	323,000

Total Exchange Traded Funds
(Cost $1,281,452)		1,424,883

	FACE
	AMOUNT

REPURCHASE AGREEMENTS 66.2%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	$863,974	863,974
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	855,148	855,148
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	691,179	691,179
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	691,179	691,179
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	691,179	691,179

Total Repurchase Agreements
(Cost $3,792,659)		3,792,659

Total Investments 91.0%
(Cost $5,074,111)		$5,217,542

Other Assets in Excess of Liabilities – 9.0%		$514,137

Net Assets – 100.0%		$5,731,679

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

CURRENCY FUTURES CONTRACTS PURCHASED
September 2009 Japanese Yen Futures Contracts (Aggregate Market Value of Contracts $779,250)	6	$15,848
September 2009 British Pound Futures Contracts (Aggregate Market Value of Contracts $308,475)	3	9,011
September 2009 Euro FX Futures Contracts (Aggregate Market Value of Contracts $1,402,800)	8	7,224
September 2009 Swedish Krona Futures Contracts (Aggregate Market Value of Contracts $518,720)	2	5,955
September 2009 Australian Dollar Futures Contracts (Aggregate Market Value of Contracts $320,560)	4	4,824

(Total Aggregate Market Value of Contracts $3,329,805)		$42,862

FUTURES CONTRACTS PURCHASED
July 2009 IBEX 35 Index Futures Contracts (Aggregate Market Value of Contracts $1,375,852)	10	46,988
July 2009 Hang Seng Index Futures Contracts (Aggregate Market Value of Contracts $473,282)	4	9,510
July 2009 OMX Stockholm 30 Index Futures Contracts (Aggregate Market Value of Contracts $1,025,188)	99	5,451
July 2009 SGX Singapore Index Futures Contracts (Aggregate Market Value of Contracts $346,156)	9	4,529
September 2009 FTSE 100 Index Futures Contracts (Aggregate Market Value of Contracts $348,124)	5	(7,164)
September 2009 S&P/MIB Index Futures Contracts (Aggregate Market Value of Contracts $672,362)	5	(14,581)

(Total Aggregate Market Value of Contracts $4,240,964)		$44,733

†	Repurchase Agreements — See Note 7.
26	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     MANAGED FUTURES STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 16.0%
Farmer Mac* 0.14% due 07/14/09	$1,000,000	$999,949
Federal Farm Credit Bank* 0.12% due 07/01/09	1,000,000	1,000,000
Federal Home Loan Bank* 0.09% due 07/01/09	2,000,000	2,000,000

Total Federal Agency Discount Notes
(Cost $3,999,949)		3,999,949

REPURCHASE AGREEMENTS† 76.7%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	4,350,197	4,350,197
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	4,305,760	4,305,760
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	3,480,158	3,480,158
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	3,480,158	3,480,158
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	3,480,158	3,480,158

Total Repurchase Agreements
(Cost $19,096,431)		19,096,431

Total Investments 92.7%
(Cost $23,096,380)		$23,096,380

Other Assets in Excess of Liabilities – 7.3%		$1,805,971

Net Assets – 100.0%		$24,902,351

		Unrealized
	Contracts	Gain

COMMODITY FUTURES CONTRACTS PURCHASED
September 2009 WTI Crude Futures Contracts (Aggregate Market Value of Contracts $2,201,310)	31	$91,312
September 2009 Heating Oil Futures Contracts (Aggregate Market Value of Contracts $1,006,715)	13	41,741

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

October 2009 Sugar Futures Contracts (Aggregate Market Value of Contracts $297,696)	15	$23,586
September 2009 Gasoline Futures Contracts (Aggregate Market Value of Contracts $796,992)	10	18,517
August 2009 Gold Futures Contracts (Aggregate Market Value of Contracts $1,020,800)	11	16,526
September 2009 Copper Futures Contracts (Aggregate Market Value of Contracts $1,768,550)	31	10,994
September 2009 Natural Gas Futures Contracts (Aggregate Market Value of Contracts $801,600)	20	9,380
December 2009 Cotton Futures Contracts (Aggregate Market Value of Contracts $288,050)	10	(9,252)
September 2009 Cocoa Futures Contracts (Aggregate Market Value of Contracts $251,000)	10	(20,285)
September 2009 Silver Futures Contracts (Aggregate Market Value of Contracts $543,200)	8	(62,842)
September 2009 Coffee Futures Contracts (Aggregate Market Value of Contracts $403,819)	9	(68,691)
November 2009 Soybean Futures Contracts (Aggregate Market Value of Contracts $1,226,250)	25	(83,819)
September 2009 Wheat Futures Contracts (Aggregate Market Value of Contracts $540,750)	20	(108,221)
September 2009 Corn Futures Contracts (Aggregate Market Value of Contracts $797,625)	45	(211,048)

(Total Aggregate Market Value of Contracts $11,944,357)		$(352,102)

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     MANAGED FUTURES STRATEGY FUND

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

CURRENCY FUTURES CONTRACTS PURCHASED
September 2009 British Pound Currency Futures Contracts (Aggregate Market Value of Contracts $1,439,550)	14	$42,053
September 2009 Euro FX Currency Futures Contracts (Aggregate Market Value of Contracts $2,805,600)	16	15,860
September 2009 Australian Dollar Currency Futures Contracts (Aggregate Market Value of Contracts $481,260)	6	7,655
September 2009 Swiss Franc Currency Futures Contracts (Aggregate Market Value of Contracts $575,813)	5	(325)
September 2009 Canadian Dollar Currency Futures Contracts (Aggregate Market Value of Contracts $258,030)	3	(10,406)

(Total Aggregate Market Value of Contracts $5,560,253)		$54,837

COMMODITY FUTURES CONTRACTS SOLD SHORT
August 2009 Lean Hogs Futures Contracts (Aggregate Market Value of Contracts $482,600)	20	81,304
August 2009 Live Cattle Futures Contracts (Aggregate Market Value of Contracts $1,261,330)	37	(42,519)

(Total Aggregate Market Value of Contracts $1,743,930)		$38,785

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

CURRENCY FUTURES CONTRACTS SOLD SHORT
September 2009 Japanese Yen Currency Futures Contracts (Aggregate Market Value of Contracts $2,987,125)	23	$(60,962)

FUTURES CONTRACTS SOLD SHORT
September 2009 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Market Value of Contracts $1,976,516)	17	56,318
September 2009 U.S. Treasury 30 Year Bond Futures Contracts (Aggregate Market Value of Contracts $1,892,250)	16	25,169

(Total Aggregate Market Value of Contracts $3,868,766)		$81,487

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 7.
28	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 33.1%

INFORMATION TECHNOLOGY 5.7%
Sun Microsystems, Inc.*§	26,700	$246,174
Metavante Technologies, Inc.*§	9,370	242,308
Vignette Corp.*§	7,280	95,732
BMC Software, Inc.*§	1,450	48,995
Altera Corp.§	2,540	41,351
F5 Networks, Inc.*§	1,040	35,974
Wind River Systems, Inc.*	3,006	34,449
EMC Corp*§	2,460	32,226
Sohu.com, Inc.*§	490	30,787
Oracle Corp.§	1,350	28,917
Global Payments, Inc.§	690	25,847
Apple, Inc.*§	170	24,213
Tech Data Corp.*§	720	23,551
Diebold, Inc.§	810	21,352
Compuware Corp.*§	2,860	19,620
Dolby Laboratories, Inc. — Class A*§	490	18,267
Jabil Circuit, Inc.§	2,450	18,179
WebMD Health Corp.*§	570	17,054
Hewlett-Packard Co.§	440	17,006
Red Hat, Inc.*§	830	16,708
Xilinx, Inc.§	800	16,368
Broadridge Financial Solutions, Inc.§	960	15,917
ANSYS, Inc.*§	500	15,580
Brocade Communications Systems, Inc.*§	1,920	15,014
Symantec Corp.*§	870	13,537
Qualcomm, Inc.§	290	13,108
QLogic Corp.*§	1,020	12,934
Ingram Micro, Inc. — Class A*§	670	11,725
Western Digital Corp.*§	390	10,335
Cypress Semiconductor Corp.*§	1,070	9,844
Unisys Corp.*§	6,380	9,634
Seagate Technology§	770	8,054
Broadcom Corp. — Class A*§	320	7,933
Salesforce.com, Inc.*§	170	6,489
Flir Systems, Inc.*§	280	6,317
Microchip Technology, Inc.§	280	6,314
Genpact Ltd.*§	530	6,227
VMware, Inc.*§	210	5,727
Micron Technology, Inc.*§	1,110	5,617
CA, Inc.§	280	4,880
International Business Machines Corp.§	40	4,177
Adobe Systems, Inc.*§	120	3,396
Linear Technology Corp.§	120	2,802
Atmel Corp.*§	730	2,723
Affiliated Computer Services, Inc. — Class A*§	60	2,665
Marvell Technology Group Ltd.*§	220	2,561
Ariba, Inc.*§	230	2,263

		MARKET
	SHARES	VALUE

NeuStar, Inc.*§	90	$1,994
Cognizant Technology Solutions
Corp. — Class A*§	50	1,335
Amphenol Corp.§	20	633

Total Information Technology		1,264,813

HEALTH CARE 5.1%
Schering-Plough Corp.§	10,430	262,002
Wyeth§	5,350	242,836
Baxter International, Inc.§	980	51,901
HLTH Corp.*§	3,390	44,409
Techne Corp.§	540	34,457
Perrigo Co.§	1,180	32,780
Gilead Sciences, Inc.*§	550	25,762
Abraxis BioScience, Inc.*§	680	25,065
Watson Pharmaceuticals, Inc.*§	700	23,583
MedAssets, Inc.*§	1,170	22,756
ResMed, Inc.*§	550	22,401
Cerner Corp.*§	350	21,801
Express Scripts, Inc.*§	270	18,562
Abbott Laboratories§	340	15,994
Allscripts Healthcare Solutions, Inc.§	980	15,543
Millipore Corp.*§	220	15,446
Mylan Laboratories, Inc.*§	1,170	15,268
Amgen, Inc.*§	280	14,823
Community Health Systems, Inc.*§	550	13,887
Cougar Biotechnology, Inc.*§	310	13,318
Medco Health Solutions, Inc.*§	280	12,771
Omnicare, Inc.§	490	12,622
athenahealth, Inc.*§	330	12,213
Biogen Idec, Inc.*§	260	11,739
Inverness Medical Innovations*	51	11,482
Myriad Genetics, Inc.*§	320	11,408
Eclipsys Corp.*§	600	10,668
Edwards Lifesciences Corp.*§	130	8,844
Thermo Fisher Scientific, Inc.*§	200	8,154
Alexion Pharmaceuticals, Inc.*§	190	7,813
Lincare Holdings, Inc.*§	330	7,762
Phase Forward, Inc.*§	460	6,951
Johnson & Johnson§	110	6,248
Onyx Pharmaceuticals, Inc.*§	210	5,935
Illumina, Inc.*§	150	5,841
Computer Programs & Systems, Inc.§	140	5,363
Novartis AG — SP ADR§	130	5,303
Omnicell, Inc.*§	470	5,053
United Therapeutics Corp.*§	60	5,000
GlaxoSmithKline PLC — SP ADR§	140	4,948
Intuitive Surgical, Inc.*§	30	4,910
Cardinal Health, Inc.§	150	4,583
Sanofi-Aventis — SP ADR§	150	4,424
AstraZeneca PLC — SP ADR§	90	3,973
Teva Pharmaceutical Industries Ltd. — SP ADR§	70	3,454
OSI Pharmaceuticals, Inc.*§	110	3,105

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	29

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Bristol-Myers Squibb Co.§	150	$3,047
Health Management Associates, Inc. — Class A*§	560	2,766
LifePoint Hospitals, Inc.*§	60	1,575
Shire PLC — SP ADR§	30	1,244
Myriad Pharmaceuticals, Inc.*§	81	375

Total Health Care		1,132,168

ENERGY 4.9%
Atlas Energy Resources LLC§	12,390	253,128
Foundation Coal Holdings, Inc.	7,520	211,387
Petro-Canada§	5,250	201,705
NATCO Group, Inc.*	3,700	121,804
Range Resources Corp.	590	24,432
Hess Corp.	350	18,812
Hercules Offshore*	4,700	18,659
Helmerich & Payne, Inc.	580	17,905
Encore Acquisition Co.*	540	16,659
Southwestern Energy Co.*	370	14,374
Overseas Shipholding Group, Inc.	400	13,616
Dresser-Rand Group, Inc.*	450	11,745
Occidental Petroleum Corp.	160	10,530
Noble Energy, Inc.	170	10,025
Apache Corp.	130	9,380
FMC Technologies, Inc.*	230	8,643
CNX Gas Corp.*	310	8,144
Oceaneering International, Inc.*	180	8,136
Schlumberger Ltd.	150	8,117
Continental Resources, Inc.*	280	7,770
EOG Resources, Inc.	110	7,471
Pride International, Inc.*	290	7,267
Murphy Oil Corp.	130	7,062
Whiting Petroleum Corp.*	190	6,680
National-Oilwell Varco, Inc.*	200	6,532
Diamond Offshore Drilling, Inc.	70	5,814
Rowan Companies, Inc.	260	5,023
Chevron Corp.	70	4,638
Atwood Oceanics, Inc.*	180	4,484
Transocean Ltd.*§	60	4,457
Peabody Energy Corp.	140	4,222
Halliburton Co.	200	4,140
Tesoro Corp.	270	3,437
ENSCO International, Inc.	90	3,138
PetroHawk Energy Corp.*	140	3,122
Tenaris SA — SP ADR§	110	2,974
XTO Energy, Inc.	70	2,670
Frontline Ltd.	100	2,436
Arch Coal, Inc.	150	2,306
Cabot Oil & Gas Corp.	60	1,838
Marathon Oil Corp.	30	904
Key Energy Services, Inc.*	140	806
SEACOR Holdings, Inc.*	10	752
Consol Energy, Inc.	10	340
Smith International, Inc.	10	258

Total Energy		1,087,742

		MARKET
	SHARES	VALUE

CONSUMER DISCRETIONARY 4.9%
Centex Corp.§	30,080	$254,477
Ticketmaster Entertainment, Inc.*§	8,390	53,864
DeVry, Inc.§	800	40,032
EW Scripps Co. — Class A§	18,260	38,163
DreamWorks Animation SKG, Inc. — Class A*§	1,310	36,143
TJX Companies, Inc.§	1,070	33,662
Amazon.com, Inc.*§	370	30,954
Hasbro, Inc.§	1,270	30,785
Burger King Holdings, Inc.§	1,650	28,495
Priceline.com, Inc.*§	240	26,772
DIRECTV Group, Inc.*§	1,050	25,945
AutoZone, Inc.*§	170	25,689
Apollo Group, Inc. — Class A*§	320	22,758
Foot Locker, Inc.§	1,700	17,799
Ross Stores, Inc.§	410	15,826
Big Lots, Inc.*§	740	15,562
ITT Educational Services, Inc.*§	150	15,099
Clear Channel Outdoor Holdings, Inc. — Class A*§	2,830	14,999
Panera Bread Co. — Class A*§	290	14,459
Johnson Controls, Inc.§	640	13,901
The Gap, Inc.§	790	12,956
D.R. Horton, Inc.§	1,290	12,074
Comcast Corp. — Class A§	810	11,737
Magna International, Inc. — Class A§	260	10,982
John Wiley & Sons, Inc. — Class A§	290	9,642
Weight Watchers International, Inc.§	370	9,535
AutoNation, Inc.*§	540	9,369
Darden Restaurants, Inc.§	270	8,905
BorgWarner, Inc.§	250	8,537
Brink’s Home Security Holdings, Inc.*§	280	7,927
LKQ Corp.*§	470	7,731
Lowe’s Companies, Inc.§	390	7,570
Petsmart, Inc.§	330	7,082
Sotheby’s§	480	6,773
Best Buy Company, Inc.§	200	6,698
Urban Outfitters, Inc.*§	320	6,678
Time Warner Cable, Inc.§	210	6,651
American Public Education, Inc.*§	160	6,338
Staples, Inc.§	310	6,253
Liberty Global, Inc. — Class A*§	380	6,038
McDonald’s Corp.§	100	5,749
Nike, Inc. — Class B§	110	5,696
Autoliv, Inc.§	190	5,466
Gentex Corp.§	470	5,452
Interpublic Group of Companies, Inc.*§	1,040	5,252
K12 Inc.*§	240	5,172
Guess?, Inc.§	200	5,156
Lennar Corp. — Class A§	510	4,942

30	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Brinker International, Inc.§	290	$4,939
Bed Bath & Beyond, Inc.*§	160	4,920
Matthews International Corp. — Class A§	150	4,668
GameStop Corp. — Class A*§	210	4,622
O’Reilly Automotive, Inc.*§	120	4,570
Liberty Media Corp. — Entertainment*§	170	4,548
Sherwin-Williams Co.§	80	4,300
Blue Nile, Inc.*§	100	4,299
Advance Auto Parts, Inc.§	100	4,149
Chipotle Mexican Grill, Inc. — Class A*§	50	4,000
Service Corporation International§	710	3,891
Netflix, Inc.*§	90	3,721
Limited Brands, Inc.§	300	3,591
Family Dollar Stores, Inc.§	120	3,396
VF Corp.§	60	3,321
Coach, Inc.§	120	3,226
Shutterfly, Inc.*§	220	3,069
Meredith Corp.§	120	3,066
NutriSystem, Inc.§	190	2,755
Superior Industries International, Inc.§	190	2,679
PetMed Express, Inc.*§	160	2,405
Capella Education Co.*§	40	2,398
Overstock.com, Inc.*§	200	2,392
Corinthian Colleges, Inc.*§	140	2,370
Drew Industries, Inc.*§	180	2,191
Jarden Corp.*§	110	2,063
Raser Technologies, Inc.*§	590	1,652
Stamps.com, Inc.*§	180	1,526
Royal Caribbean Cruises Ltd.§	110	1,489
Snap-On, Inc.§	50	1,437
Dollar Tree, Inc.*§	30	1,263
Morningstar, Inc.*§	30	1,237
Expedia, Inc.*§	70	1,058
Career Education Corp.*§	40	996
Cooper Tire & Rubber Co.§	70	694
Scientific Games Corp. — Class A*§	30	473

Total Consumer Discretionary		1,071,119

FINANCIALS 4.0%
TD Ameritrade Holding Corp.*	3,780	66,301
IPC Holdings Ltd.	2,340	63,976
Blackrock, Inc.	220	38,592
Hanover Insurance Group, Inc.	920	35,061
Allied World Assurance Company Holdings Ltd	840	34,297
Conseco, Inc.*	13,510	32,019
Annaly Capital Management, Inc.	1,990	30,129
IntercontinentalExchange, Inc.*	240	27,418
People’s United Financial, Inc.	1,810	27,222
Genworth Financial, Inc. — Class A	3,630	25,374
Hudson City Bancorp, Inc.	1,880	24,985
Digital Realty Trust, Inc.	680	24,378

		MARKET
	SHARES	VALUE

Brown & Brown, Inc.	1,090	$21,724
Northern Trust Corp.	400	21,472
Aon Corp.	520	19,692
Developers Diversified Realty Corp.	4,010	19,569
BB&T Corp.	870	19,123
Federated Investors, Inc. — Class B	760	18,308
iStar Financial Inc.*	6,410	18,204
Discover Financial Services	1,490	15,302
American Capital Ltd.	4,760	15,280
M&T Bank Corp.	270	13,751
Unum Group	840	13,322
Eaton Vance Corp.	490	13,107
CME Group, Inc.	40	12,444
T. Rowe Price Group, Inc.	290	12,084
MetLife, Inc.	370	11,104
First Horizon National Corp.*	921	11,051
American International Group, Inc.*	9,430	10,939
Alleghany Corp.*	40	10,840
Cullen/Frost Bankers, Inc.	210	9,685
Ameriprise Financial, Inc.	380	9,223
Nationwide Health Properties, Inc.	350	9,009
Wesco Financial Corp.	30	8,730
Allied Capital Corp.	2,390	8,317
Public Storage	110	7,203
MSCI, Inc. - Class A*	280	6,843
Credit Suisse Group AG — SP ADR§	140	6,402
HCP, Inc.	290	6,145
Health Care REIT, Inc.	170	5,797
E*Trade Financial Corp.*	4,420	5,658
MGIC Investment Corp.	1,230	5,412
First Citizens BancShares, Inc. — Class A	40	5,346
HCC Insurance Holdings, Inc.	220	5,282
Nasdaq Stock Market, Inc.*	230	4,901
Valley National Bancorp	400	4,680
Alexandria Real Estate Equities, Inc.	130	4,653
UBS AG — SP ADR*§	380	4,640
Plum Creek Timber Company, Inc. (REIT)	150	4,467
Douglas Emmett, Inc.	480	4,315
Charles Schwab Corp.	210	3,683
Janus Capital Group, Inc.	320	3,648
Waddell & Reed Financial, Inc. — Class A	130	3,428
Moody’s Corp.	110	2,898
SunTrust Banks, Inc.	170	2,796
Transatlantic Holdings, Inc.	60	2,600
Federal Realty Investment Trust	50	2,576
Invesco Ltd.	140	2,495
Investment Technology Group, Inc.*	120	2,447
State Street Corp.	50	2,360
Franklin Resources, Inc.	30	2,160
Forest City Enterprises, Inc. — Class A	320	2,112

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	31

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Popular, Inc.	900	$1,980
Bank of New York Mellon Corp.	60	1,759
Stancorp Financial Group, Inc.	60	1,721
Morgan Stanley	60	1,711
Fidelity National Financial, Inc. — Class A	120	1,624
U.S. Bancorp	90	1,613
Simon Property Group, Inc.	30	1,543
JPMorgan Chase & Co.	40	1,364
Liberty Property Trust	40	922
Lazard Ltd. — Class A	30	808
PHH Corp.*	40	727
Associated Banc-Corp.	50	625
CIT Group, Inc.	290	624
Interactive Brokers Group, Inc. — Class A*	40	621
Financial Federal Corp.	20	411
Kilroy Realty Corp.	20	411
BancorpSouth, Inc.	20	411
AmeriCredit Corp.*	30	407
Portfolio Recovery Associates, Inc.*	10	387

Total Financials		886,648

INDUSTRIALS 2.3%
Axsys Technologies, Inc.*§	1,350	72,414
W.W. Grainger, Inc.§	550	45,034
Burlington Northern Santa Fe
Corp.§	370	27,210
Aecom Technology Corp.*§	650	20,800
URS Corp.*§	410	20,303
United Parcel Service, Inc. — Class B§	350	17,496
Alliant Techsystems, Inc.*§	200	16,472
J.B. Hunt Transport Services, Inc.§	530	16,181
Union Pacific Corp.§	310	16,139
Flowserve Corp.§	230	16,056
Fastenal Co.§	470	15,590
Norfolk Southern Corp.§	370	13,938
Dun & Bradstreet Corp.§	160	12,994
Fluor Corp.§	250	12,823
FTI Consulting, Inc.*§	250	12,680
Copart, Inc.*§	360	12,481
MSC Industrial Direct Co.§	320	11,354
IHS Inc.*§	210	10,473
Precision Castparts Corp.§	140	10,224
AMETEK, Inc.§	250	8,645
Gardner Denver, Inc.*§	330	8,306
First Solar, Inc.*§	50	8,106
Quanta Services, Inc.*§	340	7,864
ITT Corporation §	170	7,565
Roper Industries, Inc.§	140	6,343
Republic Services, Inc.§	240	5,858
Valmont Industries, Inc.§	80	5,766
Timken Co.§	320	5,466
Lennox International, Inc.§	170	5,459
Pentair, Inc.§	210	5,380

		MARKET
	SHARES	VALUE

Sunpower Corp.*§	190	$5,062
Covanta Holding Corp.*§	290	4,918
Joy Global, Inc.§	110	3,929
CSX Corp.§	110	3,809
GATX Corp.§	130	3,344
Thomas & Betts Corporation*§	110	3,175
Parker Hannifin Corp.§	70	3,007
Robert Half International, Inc.§	120	2,834
Donaldson Company§	80	2,771
John Bean Technologies Corp.§	180	2,254
Bucyrus International, Inc.§	60	1,714
Goodrich Corp.§	30	1,499
Trinity Industries, Inc.§	50	681
Manpower, Inc.	10	423
Kirby Corp.*	10	318

Total Industrials		495,158

CONSUMER STAPLES 2.0%
General Mills, Inc.§	880	49,298
Wal-Mart Stores, Inc.§	970	46,987
Alberto-Culver Co.§	1,410	35,856
Church & Dwight Company, Inc.§	660	35,845
Philip Morris International, Inc.§	760	33,151
BJ’s Wholesale Club, Inc.*§	790	25,462
Dean Foods Co.*§	1,290	24,755
Procter & Gamble Co.§	470	24,017
Hansen Natural Corp.*§	700	21,574
Del Monte Foods Co.§	2,200	20,636
Molson Coors Brewing Co. — Class B§	480	20,318
Coca-Cola Co.§	410	19,676
Colgate-Palmolive Co.§	220	15,563
PepsiCo, Inc.§	270	14,839
Kimberly-Clark Corp.§	250	13,107
J.M. Smucker Co.§	250	12,165
Diageo PLC — SP ADR§	200	11,450
Clorox Co.§	150	8,374
Dr Pepper Snapple Group, Inc.*§	210	4,450
Brown-Forman Corp. — Class B§	90	3,868
Vector Group Ltd.§	160	2,286
Central European Distribution Corp.*§	80	2,126
Central Garden and Pet Co. — Class A*§	210	2,069
Universal Corp.§	60	1,987

Total Consumer Staples		449,859

MATERIALS 1.8%
Ball Corp.§	890	40,192
Sonoco Products Co.§	1,510	36,164
AptarGroup, Inc.§	900	30,393
Crown Holdings, Inc.*§	1,220	29,451
Airgas, Inc.§	610	24,723
Monsanto Co.§	320	23,789
Century Aluminum Co.*§	3,620	22,553
Bemis Co.§	870	21,924

32	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Nova Chemicals Corp.§	3,420	$20,281
FMC Corp.§	410	19,393
Pactiv Corp.*§	640	13,888
Nucor Corp.§	260	11,552
Valspar Corp.§	360	8,111
MeadWestvaco Corp.§	490	8,041
Ashland, Inc.§	250	7,013
Reliance Steel & Aluminum Co.§	160	6,142
Steel Dynamics, Inc.§	400	5,892
Domtar Corp.*§	340	5,637
Schweitzer-Mauduit International, Inc.§	180	4,898
The Mosaic Co.§	110	4,873
Deltic Timber Corp.§	130	4,611
Glatfelter§	510	4,539
Walter Industries, Inc.§	120	4,349
United States Steel Corp.§	120	4,289
Clearwater Paper Corp.*§	160	4,046
Wausau Paper Corp.§	590	3,965
Martin Marietta Materials, Inc.§	50	3,944
Intrepid Potash, Inc.*§	140	3,931
Cliffs Natural Resources Inc§	160	3,915
Schnitzer Steel Industries, Inc. — Class A§	70	3,700
RPM International, Inc.§	240	3,370
Allegheny Technologies, Inc.§	80	2,794
Weyerhaeuser Co.§	90	2,739
PPG Industries, Inc.§	60	2,634
Albemarle Corp.§	90	2,301
Vulcan Materials Co.§	50	2,155
Greif, Inc. — Class A§	20	884
Sealed Air Corp.§	40	738

Total Materials		403,814

UTILITIES 1.2%
NSTAR§	1,570	50,413
American Water Works Company, Inc.§	1,820	34,780
PG&E Corp.§	870	33,443
DPL, Inc.§	1,400	32,438
Wisconsin Energy Corp.§	700	28,497
Northeast Utilities§	1,200	26,772
National Fuel Gas Co.§	360	12,989
Southern Co.§	400	12,464
AES Corp.*§	1,060	12,306
Entergy Corp.§	150	11,628
Dynegy, Inc.*§	2,350	5,334
Mirant Corp.*§	320	5,037
Calpine Corp.*§	410	4,571
Ormat Technologies, Inc.§	70	2,822

Total Utilities		273,494

TELECOMMUNICATION SERVICES 1.2%
Embarq Corp.§	4,520	190,111
Centennial Communications Corp.*§	6,930	57,935

		MARKET
	SHARES	VALUE

American Tower Corp. — Class A*§	430	$13,558
SBA Communications Corp.*§	360	8,834
Leap Wireless International, Inc. — Class B*§	90	2,964

Total Telecommunication Services		273,402

Total Common Stocks
(Cost $6,853,364)		7,338,217

EXCHANGE TRADED FUNDS 16.6%
iShares S&P GSCI Commodity
Indexed Trust*	80,621	2,422,661
iShares MSCI Chile Investable Market Index Fund§	3,810	172,593
Liberty All Star Equity Fund§	45,802	158,016
Nuveen Equity Premium and Growth Fund§	13,500	154,575
Nuveen Core Equity Alpha Fund§	15,670	152,312
First Trust Enhanced Equity Income Fund, Inc.§	16,650	146,853
Nuveen Equity Premium
Opportunity Fund§	13,000	143,260
iShares MSCI Emerging Markets Index Fund§	2,330	75,096
iShares MSCI Brazil Index Fund§	1,370	72,569
Vanguard Emerging Markets ETF§	1,680	53,458
iPath MSCI India Index ETN*§	790	38,678
iShares MSCI BRIC Index Fund§	790	28,069
iShares MSCI Sweden Index Fund§	1,250	23,212
iShares MSCI Turkey Index Fund§	340	12,798
iShares MSCI South Africa Index Fund§	150	7,091
iShares MSCI Malaysia Index Fund§	780	6,942
iShares MSCI South Korea Index Fund§	170	5,914
iShares MSCI Singapore Index Fund§	560	5,051
iShares MSCI Taiwan Index Fund, Inc.	10	101

Total Exchange Traded Funds
(Cost $3,318,300)		3,679,249

	FACE
	AMOUNT

REPURCHASE AGREEMENT† 40.2%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09§	$5,786,605	5,786,605
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	914,189	914,189
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	731,352	731,352
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	731,352	731,352

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	33

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     MULTI-HEDGE STRATEGIES FUND

	FACE	MARKET
	AMOUNT	VALUE

Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	$731,352	$731,352

Total Repurchase Agreement
(Cost $8,894,850)		8,894,850

Total Long Securities 89.9%
(Cost $19,066,514)		$19,912,316

	SHARES

COMMON STOCKS SOLD SHORT (26.1)%

MATERIALS (0.4)%
Alcoa, Inc.	70	(723)
Carpenter Technology Corp.	50	(1,041)
AK Steel Holding Corp.	120	(2,303)
Freeport-McMoRan Copper & Gold, Inc.	50	(2,506)
Temple-Inland, Inc.	250	(3,280)
Ecolab, Inc.	90	(3,509)
Owens-Illinois, Inc.*	130	(3,641)
Celanese Corp.	160	(3,800)
International Paper Co.	270	(4,085)
Newmont Mining Corp.	120	(4,904)
Commercial Metals Co.	310	(4,969)
Eagle Materials, Inc.	200	(5,048)
Cytec Industries, Inc.	390	(7,262)
Cabot Corp.	600	(7,548)
Titanium Metals Corp.	870	(7,995)
Scotts Miracle-Gro Co. — Class A	350	(12,268)
Valhi, Inc.	2,010	(14,934)

Total Materials		(89,816)

TELECOMMUNICATION SERVICES (1.0)%
Qwest Communications International, Inc	330	(1,369)
United States Cellular Corp.*	70	(2,691)
Crown Castle International Corp.*	180	(4,324)
Telephone & Data Systems, Inc.	180	(5,094)
Sprint Nextel Corp.*	1,270	(6,109)
CenturyTel, Inc.	6,420	(197,094)

Total Telecommunication Services		(216,681)

CONSUMER STAPLES (2.0)%
Kraft Foods, Inc.	20	(507)
Campbell Soup Co.	90	(2,648)
Bare Escentuals, Inc.*	410	(3,637)
Star Scientific, Inc.*	4,650	(4,138)
Rite Aid Corp.*	4,000	(6,040)
SUPERVALU, Inc.	500	(6,475)
Bunge Ltd.	110	(6,627)
Smithfield Foods, Inc.*	620	(8,661)
Energizer Holdings, Inc.*	180	(9,403)
Reynolds American, Inc.	270	(10,427)
Herbalife Ltd.	340	(10,724)
Safeway, Inc.	580	(11,815)

		MARKET
	SHARES	VALUE

Corn Products International, Inc.	500	$(13,395)
Whole Foods Market, Inc.*	880	(16,702)
Altria Group, Inc.	1,070	(17,537)
Avon Products, Inc.	720	(18,562)
Coca — Cola Enterprises	1,120	(18,648)
Hormel Foods Corp.	540	(18,652)
Archer Daniels Midland Co.	770	(20,613)
Tyson Foods, Inc. — Class A	1,650	(20,807)
Estee Lauder Companies, Inc. — Class A	650	(21,236)
Lorillard, Inc.	330	(22,364)
NBTY, Inc.*	890	(25,027)
Constellation Brands, Inc. — Class A*	2,030	(25,740)
ConAgra Foods, Inc.	1,670	(31,830)
Hershey Co.	1,080	(38,880)
Sara Lee Corp.	4,570	(44,603)

Total Consumer Staples		(435,698)

UTILITIES (2.0)%
Pepco Holdings, Inc.	170	(2,285)
RRI Energy, Inc.*	550	(2,755)
TECO Energy, Inc.	380	(4,533)
Xcel Energy Inc.	270	(4,971)
MDU Resources Group, Inc.	270	(5,122)
Consolidated Edison, Inc.	220	(8,232)
Aqua America, Inc.	510	(9,129)
Constellation Energy Group, Inc.	360	(9,569)
Ameren Corp.	450	(11,200)
Great Plains Energy, Inc.	740	(11,507)
EQT Corp.	390	(13,615)
Edison International	480	(15,101)
Energen Corp.	480	(19,152)
Atmos Energy Corp.	830	(20,783)
OGE Energy Corp.	770	(21,806)
Integrys Energy Group, Inc.	730	(21,893)
NV Energy Inc	2,040	(22,012)
Allegheny Energy, Inc.	930	(23,855)
Public Service Enterprise Group, Inc.	740	(24,146)
PPL Corp.	760	(25,050)
Pinnacle West Capital Corp.	890	(26,834)
Oneok, Inc.	960	(28,310)
Duke Energy Corp.	2,290	(33,411)
Dominion Resources, Inc.	1,060	(35,425)
Alliant Energy Corp.	1,900	(49,647)

Total Utilities		(450,343)

INDUSTRIALS (2.1)%
KBR, Inc.	10	(184)
Terex Corp*	30	(362)
WESCO International, Inc.*	30	(751)
Brink’s Co.	30	(871)
Danaher Corp.	20	(1,235)
Alexander & Baldwin, Inc.	70	(1,641)
Delta Air Lines, Inc.*	350	(2,026)
Owens Corning, Inc.*	170	(2,173)

34	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Textron, Inc.	250	$(2,415)
Kansas City Southern*	150	(2,416)
Hertz Global Holdings, Inc.*	330	(2,637)
General Dynamics Corp.	60	(3,323)
Rockwell Collins, Inc.	90	(3,756)
Manitowoc Company, Inc.	730	(3,840)
AMR Corp.*	990	(3,980)
Shaw Group Inc.*	150	(4,111)
UTi Worldwide, Inc.*	380	(4,332)
Eaton Corp.	100	(4,461)
Masco Corp.	480	(4,598)
Ryder System, Inc.	170	(4,746)
USG Corp.*	580	(5,841)
PACCAR Inc.	180	(5,852)
McDermott International, Inc.*	290	(5,890)
3M Co.	100	(6,010)
Landstar System, Inc.	190	(6,823)
Continental Airlines, Inc.*	790	(6,999)
Armstrong World Industries, Inc*	430	(7,091)
Cooper Industries Ltd. — Class A	240	(7,452)
Graco, Inc.	340	(7,487)
General Electric Co.	640	(7,501)
Oshkosh Corp.	540	(7,852)
Avis Budget Group, Inc.*	1,440	(8,136)
AGCO Corp.*	290	(8,430)
Waste Management, Inc.	300	(8,448)
Caterpillar, Inc.	270	(8,921)
Harsco Corp.	320	(9,056)
Deere & Co.	260	(10,387)
Steelcase, Inc. — Class A	1,790	(10,418)
Avery Dennison Corp.	460	(11,813)
Rockwell Automation, Inc.	370	(11,884)
Spirit Aerosystems Holdings, Inc. — Class A*	870	(11,954)
Boeing Co.	300	(12,750)
Corrections Corp. of America*	820	(13,932)
Monster Worldwide, Inc.*	1,400	(16,534)
Crane Co.	850	(18,964)
Ingersoll-Rand Company Ltd. — Class A*	920	(19,228)
Corporate Executive Board Co.	1,020	(21,175)
Con-way, Inc.	630	(22,245)
Southwest Airlines Co.	4,300	(28,939)
FedEx Corp.	640	(35,597)
Stericycle, Inc.*	1,130	(58,229)

Total Industrials		(475,696)

FINANCIALS (3.0)%
CapitalSource, Inc.	60	(293)
Capital One Financial Corp.	20	(438)
Tree.com, Inc.*	50	(480)
Host Hotels & Resorts, Inc.	60	(503)
Hartford Financial Services Group, Inc.	50	(593)
Hospitality Properties Trust	50	(594)
Prudential Financial, Inc.	20	(744)

		MARKET
	SHARES	VALUE

First American Corp.	30	$(777)
Wilmington Trust Corp.	60	(820)
Loews Corp.	30	(822)
Fulton Financial Corp.	250	(1,302)
NYSE Euronext	50	(1,362)
Raymond James Financial, Inc.	80	(1,377)
RenaissanceRe Holdings Ltd.	30	(1,396)
Wells Fargo & Co.	70	(1,698)
Huntington Bancshares, Inc.	460	(1,923)
Duke Realty Corp.	220	(1,929)
Kimco Realty Corp.	210	(2,110)
BRE Properties, Inc.	100	(2,376)
ProLogis	320	(2,579)
Lincoln National Corp.	150	(2,582)
Principal Financial Group, Inc.	160	(3,014)
Jones Lang LaSalle, Inc.	100	(3,273)
Whitney Holding Corp.	360	(3,298)
Bank of America Corp.	250	(3,300)
Synovus Financial Corp.	1,130	(3,379)
Assurant, Inc.	150	(3,614)
Unitrin, Inc.	310	(3,726)
American National Insurance Co.	50	(3,779)
Student Loan Corp.	120	(4,464)
Federal National Mortgage Association	8,620	(5,040)
XL Capital	470	(5,386)
Marshall & Ilsley Corp.	1,160	(5,568)
Protective Life Corp.	490	(5,606)
CB Richard Ellis Group, Inc. — Class A*	600	(5,616)
Fifth Third Bancorp	800	(5,680)
Goldman Sachs Group, Inc.	40	(5,898)
Freddie Mac*	9,860	(6,086)
Boston Properties, Inc.	130	(6,201)
Camden Property Trust	230	(6,348)
Taubman Centers, Inc.	240	(6,446)
Affiliated Managers Group, Inc.*	120	(6,983)
PNC Financial Services Group, Inc.	180	(6,986)
KeyCorp	1,360	(7,126)
Comerica, Inc.	350	(7,403)
Regions Financial Corp.	1,840	(7,434)
CNA Financial Corp.	490	(7,580)
American Express Co.	330	(7,669)
Old Republic International Corp.	840	(8,274)
Jefferies Group, Inc.*	420	(8,959)
New York Community Bancorp, Inc.	900	(9,621)
MF Global Ltd.*	1,660	(9,844)
Everest Re Group	150	(10,736)
Endurance Specialty Holdings Ltd.	400	(11,720)
Leucadia National Corp.*	610	(12,865)
Mercury General Corp.	400	(13,372)
GLG Partners, Inc.	3,270	(13,374)
White Mountains Insurance Group Ltd.	60	(13,735)
St Joe Co.*	650	(17,219)

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	35

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Arthur J Gallagher & Co.	1,060	$(22,620)
Erie Indemnity Co. — Class A	870	(31,111)
Marsh & McLennan Companies, Inc.	2,030	(40,864)
TFS Financial Corp.	5,560	(59,047)
Validus Holdings Ltd.	2,730	(60,005)
TD Ameritrade Holding Corp.	3,620	(63,495)
Capitol Federal Financial	1,960	(75,127)

Total Financials		(655,589)

CONSUMER DISCRETIONARY (3.3)%
Fortune Brands, Inc.	20	(695)
Black & Decker Corp.	30	(860)
Hillenbrand, Inc.	60	(998)
International Speedway Corp. — Class A	40	(1,024)
CBS Corp.	160	(1,107)
Home Depot, Inc.	50	(1,181)
Tiffany & Co.	60	(1,522)
Harman International Industries, Inc.	90	(1,692)
Central European Media Enterprises Ltd. — Class A*	90	(1,772)
Jones Apparel Group, Inc.	170	(1,824)
Federal-Mogul Corp.*	200	(1,890)
Choice Hotels International, Inc.	80	(2,129)
JC Penney Company, Inc.	80	(2,297)
Exide Technologies*	640	(2,387)
AnnTaylor Stores Corp.*	300	(2,394)
Liz Claiborne, Inc.	970	(2,794)
Marriott International, Inc. — Class A	130	(2,880)
OfficeMax, Inc.	490	(3,077)
Garmin Ltd.	130	(3,097)
Gannett Company, Inc.	880	(3,142)
Boyd Gaming Corp.*	410	(3,485)
HSN, Inc.*	330	(3,488)
American Eagle Outfitters, Inc.	260	(3,684)
New York Times Co. — Class A	700	(3,857)
Mohawk Industries, Inc.*	110	(3,925)
Eastman Kodak Co.	1,340	(3,966)
Virgin Media, Inc.	430	(4,020)
Harley-Davidson, Inc.	270	(4,377)
M.D.C. Holdings, Inc.	150	(4,516)
Sirius XM Radio, Inc.*	11,240	(4,833)
Wynn Resorts, Ltd.*	140	(4,942)
NVR, Inc.*	10	(5,024)
KB Home	390	(5,335)
DISH Network Corp. — Class A*	330	(5,349)
Mattel, Inc.	340	(5,457)
WABCO Holdings, Inc.	310	(5,487)
Penn National Gaming Inc.*	190	(5,531)
Warner Music Group Corp.*	970	(5,675)
Dick’s Sporting Goods, Inc.*	350	(6,020)
Whirlpool Corp.	150	(6,384)
CarMax, Inc.*	440	(6,468)
Sears Holding Corp.*	110	(7,317)
Saks, Inc.*	1,840	(8,151)

		MARKET
	SHARES	VALUE

Cablevision Systems Corp. — Class A	420	$(8,152)
TRW Automotive Holdings Corp.*	730	(8,249)
CTC Media, Inc.*	730	(8,629)
Abercrombie & Fitch Co. — Class A	340	(8,633)
Williams-Sonoma, Inc.	730	(8,665)
Newell Rubbermaid, Inc.	850	(8,849)
Regal Entertainment Group — Class A	710	(9,436)
Thor Industries, Inc.	520	(9,552)
Orient-Express Hotels Ltd. — Class A	1,230	(10,443)
Liberty Media Corp. — Capital*	790	(10,712)
Starbucks Corp.*	800	(11,112)
Office Depot, Inc.*	2,500	(11,400)
Signet Jewelers Ltd.	560	(11,659)
Goodyear Tire & Rubber Co.*	1,080	(12,161)
International Game Technology	830	(13,197)
Toll Brothers, Inc.*	800	(13,576)
Macy’s, Inc.	1,290	(15,170)
Las Vegas Sands Corp.*	2,230	(17,528)
H&R Block, Inc.	1,100	(18,953)
Strayer Education, Inc.	110	(23,992)
Live Nation, Inc.*	12,050	(58,563)
Pulte Homes, Inc.	30,450	(268,874)

Total Consumer Discretionary		(723,558)

HEALTH CARE (3.7)%
Brookdale Senior Living, Inc.	30	(292)
Vertex Pharmaceuticals, Inc.*	20	(713)
CR Bard, Inc.	10	(744)
Stryker Corp.	40	(1,590)
Forest Laboratories, Inc.*	90	(2,260)
Health Net, Inc.*	160	(2,488)
Idexx Laboratories, Inc.*	70	(3,234)
Eli Lilly & Co.	130	(4,503)
Pharmaceutical Product
Development, Inc.	200	(4,644)
IMS Health, Inc	370	(4,699)
Mettler-Toledo International Inc.*	70	(5,400)
Patterson Companies, Inc.*	250	(5,425)
Quest Diagnostics, Inc.	100	(5,643)
Amylin Pharmaceuticals, Inc.*	460	(6,210)
PerkinElmer, Inc.	390	(6,786)
Inverness Medical Innovations, Inc.*	220	(7,828)
McKesson Corp.	210	(9,240)
BioMarin Pharmaceuticals, Inc.*	630	(9,834)
Sepracor, Inc.*	570	(9,872)
Aetna, Inc.	430	(10,772)
Warner Chilcott*	860	(11,309)
CooperCompanies, Inc.	490	(12,118)
Covance, Inc.*	250	(12,300)
Mednax, Inc.*	310	(13,060)
Hospira, Inc.*	370	(14,252)
King Pharmaceuticals, Inc.*	1,490	(14,349)
Tenet Healthcare Corp.*	5,110	(14,410)

36	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Allergan, Inc.	310	$(14,750)
Zimmer Holdings, Inc.*	350	(14,910)
Charles River Laboratories
International, Inc.*	450	(15,188)
Waters Corp.*	320	(16,470)
Boston Scientific Corp.*	1,640	(16,630)
Wellpoint, Inc.*	330	(16,794)
Humana, Inc.*	600	(19,356)
UnitedHealth Group, Inc.	780	(19,484)
VCA Antech, Inc.*	730	(19,491)
Hill-Rom Holdings, Inc.	1,340	(21,735)
Kinetic Concepts, Inc.*	820	(22,345)
Celgene Corp.*	480	(22,963)
Genzyme Corp.*	470	(26,165)
Cephalon, Inc.*	520	(29,458)
Teleflex, Inc.	660	(29,588)
Life Technologies Corp.*	720	(30,038)
Hologic, Inc.*	2,330	(33,156)
Pfizer Inc.	5,470	(82,050)
Merck & Company, Inc.	6,250	(174,750)

Total Health Care		(819,296)

INFORMATION TECHNOLOGY (4.2)%
Fairchild Semiconductor
International, Inc.*	90	(629)
JDS Uniphase Corp.*	130	(744)
Teradata Corp.*	40	(937)
McAfee, Inc.*	50	(2,109)
eBay, Inc.*	140	(2,398)
Nuance Communications, Inc.*	240	(2,902)
Corning, Inc.	220	(3,533)
NCR Corp.*	300	(3,549)
Total System Services, Inc.	270	(3,615)
Ciena Corp.*	390	(4,036)
EchoStar Corp. — Class A*	260	(4,144)
SanDisk Corp.*	290	(4,260)
Trimble Navigation Ltd.*	220	(4,319)
ON Semiconductor Corp.*	630	(4,322)
Rambus, Inc.*	320	(4,957)
MEMC Electronic Materials, Inc.*	320	(5,699)
Harris Corp.	220	(6,239)
Yahoo!, Inc.*	400	(6,264)
Tyco Electronics Ltd.	340	(6,321)
Cree, Inc.*	220	(6,466)
NetApp, Inc.*	330	(6,508)
Agilent Technologies, Inc.*	330	(6,702)
Novellus Systems, Inc.*	430	(7,181)
Lexmark International, Inc. — Class A*	500	(7,925)
AVX Corp.	890	(8,838)
Intersil Corporation - CL A	790	(9,930)
Arrow Electronics, Inc.*	470	(9,983)
Itron, Inc.*	190	(10,463)
Visa, Inc.	170	(10,584)
Vishay Intertechnology, Inc.*	1,590	(10,796)
Hewitt Associates, Inc. — Class A*	370	(11,019)

		MARKET
	SHARES	VALUE

VeriSign, Inc.*	620	$(11,458)
Dell, Inc.*	900	(12,357)
NVIDIA Corp.*	1,130	(12,758)
Autodesk, Inc.*	700	(13,286)
Kla-Tencor Corp.	540	(13,635)
Integrated Device Technology, Inc.*	2,290	(13,832)
Zebra Technologies Corp. — Class A*	590	(13,959)
Convergys Corp.*	1,540	(14,291)
DST Systems, Inc.*	390	(14,411)
Applied Materials, Inc.	1,320	(14,480)
Novell, Inc.*	3,270	(14,813)
Lam Research Corp.*	570	(14,820)
Teradyne, Inc.*	2,190	(15,023)
Advanced Micro Devices, Inc.*	3,940	(15,248)
Xerox Corp.	2,450	(15,876)
Texas Instruments, Inc.	770	(16,401)
Cadence Design Systems, Inc.*	4,150	(24,485)
Motorola, Inc.	3,760	(24,929)
Tellabs, Inc.*	4,630	(26,530)
Electronic Arts, Inc.*	1,230	(26,716)
International Rectifier Corp.*	1,820	(26,954)
LSI Logic Corp.*	5,970	(27,223)
MasterCard, Inc.	200	(33,462)
IAC/InterActiveCorp*	2,170	(34,829)
Open Text Corp.*	1,090	(39,698)
Fidelity National Information
Services, Inc.	13,140	(262,274)

Total Information Technology		(931,120)

ENERGY (4.4)%
Pioneer Natural Resources Co.	30	(765)
UNIT Corp.*	70	(1,930)
Helix Energy Solutions Group, Inc.*	180	(1,957)
Frontier Oil Corp.	150	(1,966)
Quicksilver Resources, Inc.*	240	(2,230)
Nabors Industries Ltd.*	150	(2,337)
Holly Corp.	130	(2,337)
SandRidge Energy, Inc.*	310	(2,641)
Patriot Coal Corp.*	440	(2,807)
Tetra Technologies, Inc.*	360	(2,866)
Mariner Energy, Inc.*	270	(3,173)
Teekay Corp.	160	(3,365)
Sunoco, Inc.	150	(3,480)
Exterran Holdings, Inc.*	240	(3,850)
Patterson-UTI Energy, Inc.	330	(4,244)
W&T Offshore, Inc.	440	(4,286)
Chesapeake Energy Corp.	220	(4,363)
El Paso Corp.	480	(4,430)
Plains Exploration & Production Co.*	200	(5,472)
Forest Oil Corp.*	420	(6,266)
BJ Services Co.	460	(6,270)
Valero Energy Corp.	570	(9,627)
Global Industries Ltd.*	1,990	(11,263)
Denbury Resources, Inc.*	770	(11,342)
Baker Hughes, Inc.	430	(15,669)

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	37

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Newfield Exploration Co.*	700	$(22,869)
Cameron International Corp.*	4,550	(128,765)
Suncor Energy, Inc.	6,980	(211,773)
Alpha Natural Resources, Inc.*	8,470	(222,507)
Atlas America, Inc.	14,930	(266,799)

Total Energy		(971,649)

Total Common Stocks Sold Short
(Proceeds $5,227,930)		(5,769,446)

EXCHANGE TRADED FUNDS SOLD SHORT (2.6)%
iShares MSCI Mexico Investable
Market Index Fund	70	(2,580)
iShares MSCI Australia Index Fund	300	(5,040)
iShares MSCI Canada Index Fund	260	(5,569)
iShares MSCI Italy Index Fund	500	(8,120)
iShares MSCI Germany Index Fund	580	(10,428)
iShares MSCI Switzerland Index Fund	1,130	(20,012)
iShares MSCI Spain Index Fund	640	(25,747)
iShares MSCI EMU Index Fund	1,270	(38,494)
iShares MSCI United Kingdom
Index Fund	3,260	(43,065)
iShares MSCI Netherlands Investable Market Index Fund	3,030	(46,238)
iShares MSCI Belgium Investable Market Index Fund	5,270	(53,174)
iShares MSCI France Index Fund	3,120	(63,804)
iShares MSCI Japan Index Fund	7,250	(68,368)
iShares MSCI EAFE Index Fund	4,010	(183,698)

Total Exchange Traded Funds Sold Short
(Proceeds $566,355)		(574,337)

	CONTRACTS

OPTIONS WRITTEN (0.4)%
Call Options On:
July 2009 S&P 400 MidCap Index Futures Contracts Expiring July 2009 with strike price of 580	8	(9,840)
July 2009 Russell 2000 Index Futures Contract Expiring July 2009 with strike price of 510	6	(6,900)
July 2009 S&P 500 Mini Futures Futures Contract Expiring July 2009 with strike price of 915	25	(23,750)

		MARKET
	CONTRACTS	VALUE

iShares GSCI Commodity Index -Trust Expiring July 2009 with strike price of 30	750	$(56,250)

Total Options Written
(Premiums Received $163,324)		(96,740)

Other Assets in Excess of Liabilities – 39.2%		$8,669,850

Net Assets – 100.0%		$22,141,643

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED
September 2009 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Market Value of Contracts $1,511,453)	13	$11,380
September 2009 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $354,620)	7	(8,618)
September 2009 S&P Mid Cap 400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $576,900)	10	(18,407)
September 2009 S&P 500 Mini Futures Contracts (Aggregate Market Value of Contracts $1,420,188)	31	(31,222)

(Total Aggregate Market Value of Contracts $3,863,161)		$(46,867)

CURRENCY FUTURES CONTRACTS SOLD SHORT
September 2009 U.S. Dollar Currency Index Futures Contracts (Aggregate Market Value of Contracts $4,024,250)	50	$20,877

FUTURES CONTRACTS SOLD SHORT
September 2009 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Market Value of Contracts $4,757,156)	22	$8,634

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

§	All or a portion of this security is pledged as short security collateral at June 30, 2009. ADR—American Depository Receipt. REIT—Real Estate Investment Trust.
38	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     REAL ESTATE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.6%

REAL ESTATE INVESTMENT TRUST (REIT) 90.3%
SPECIALIZED REIT 25.0%
Public Storage	8,140	$533,007
Host Hotels & Resorts, Inc.	45,341	380,411
HCP, Inc.	17,382	368,325
Ventas, Inc.	11,750	350,855
Plum Creek Timber Company, Inc. (REIT)	10,872	323,768
Health Care REIT, Inc.	9,077	309,526
Nationwide Health Properties, Inc.	10,228	263,269
Rayonier, Inc.	7,233	262,920
Senior Housing Properties Trust	13,454	219,569
Hospitality Properties Trust	14,909	177,268
Omega Healthcare Investors, Inc.	11,319	175,671
Healthcare Realty Trust, Inc.	9,599	161,551
Potlatch Corp.	5,946	144,428
Extra Space Storage, Inc.	16,495	137,733
National Health Investors, Inc.	4,890	130,612
DiamondRock Hospitality Co.	20,159	126,195
Entertainment Properties Trust	6,022	124,053
Sovran Self Storage, Inc.	4,978	122,459
LTC Properties, Inc.	5,467	111,800

Total Specialized REIT		4,423,420

RETAIL REIT 19.4%
Simon Property Group, Inc.	11,476	590,233
KIMCO Realty Corp.	28,857	290,013
Federal Realty Investment Trust	5,194	267,595
Regency Centers Corp.	7,187	250,898
Realty Income Corp.	10,756	235,771
Alexander’s, Inc.	780	210,288
Taubman Centers, Inc.	7,586	203,760
Weingarten Realty Investors	13,658	198,178
Macerich Co.	10,998	193,682
National Retail Properties, Inc.	10,302	178,740
Equity One, Inc.	12,078	160,154
Tanger Factory Outlet
Centers, Inc.	4,803	155,761
Acadia Realty Trust	8,294	108,237
Saul Centers, Inc.	3,561	105,299
Getty Realty Corp.	5,484	103,483
Inland Real Estate Corp.	14,047	98,329
CBL & Associates Properties, Inc.	16,248	87,577

Total Retail REIT		3,437,998

OFFICE REIT 14.4%
Boston Properties, Inc.	8,083	385,559
Digital Realty Trust, Inc.	7,158	256,614
Duke Realty Corp.	24,427	214,225
SL Green Realty Corp.	8,992	206,276

		MARKET
	SHARES	VALUE

Corporate Office Properties Trust SBI	6,830	$200,324
Alexandria Real Estate Equities, Inc.	5,366	192,049
Mack-Cali Realty Corp.	7,932	180,850
Highwoods Properties, Inc.	8,024	179,497
Douglas Emmett, Inc.	18,030	162,090
Brandywine Realty Trust	20,049	149,365
Franklin Street Properties
Corporation, Inc.	11,271	149,341
BioMed Realty Trust, Inc.	14,153	144,785
Kilroy Realty Corp.	6,093	125,150

Total Office REIT		2,546,125

RESIDENTIAL REIT 13.6%
Equity Residential	17,673	392,871
AvalonBay Communities, Inc.	5,860	327,808
Essex Property Trust, Inc.	3,176	197,643
UDR, Inc.	19,023	196,508
Camden Property Trust	7,013	193,559
Apartment Investment & Management Co. — Class A	20,218	178,929
BRE Properties, Inc. — Class A	7,331	174,185
Home Properties, Inc.	4,683	159,690
Mid-America Apartment
Communities, Inc.	4,320	158,587
American Campus
Communities, Inc.	6,930	153,707
Equity Lifestyle Properties, Inc.	3,940	146,489
Post Properties, Inc.	9,095	122,237

Total Residential REIT		2,402,213

MORTGAGE REIT 7.3%
Annaly Capital Management, Inc.	31,183	472,111
MFA Mortgage Investments, Inc.	30,627	211,939
Hatteras Financial Corp.	6,124	175,085
Capstead Mortgage Corp.	11,768	149,571
Redwood Trust, Inc.	9,681	142,891
Anworth Mortgage Asset Corp.	19,456	140,278

Total Mortgage REIT		1,291,875

DIVERSIFIED REIT 6.7%
Vornado Realty Trust	9,012	405,798
Liberty Property Trust	10,281	236,874
Washington Real Estate Investment Trust	7,694	172,115
PS Business Parks, Inc.	3,344	161,983
Investors Real Estate Trust	12,197	108,431
Cousins Properties, Inc.	11,846	100,688

Total Diversified REIT		1,185,889

INDUSTRIAL REIT 3.9%
ProLogis	37,780	304,507
AMB Property Corp.	13,871	260,913
Eastgroup Properties, Inc.	4,153	137,132

Total Industrial REIT		702,552

Total Real Estate Investment Trust (REIT)		15,990,072

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	39

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2009
     REAL ESTATE FUND

		MARKET
	SHARES	VALUE

REAL ESTATE MANAGEMENT & DEVELOPMENT 9.3%
Brookfield Asset Management, Inc. — Class A	30,461	$519,969
CB Richard Ellis Group, Inc. — Class A*	32,546	304,631
Brookfield Properties Corp.	36,153	288,140
The St. Joe Co.*	9,686	256,582
Jones Lang LaSalle, Inc.	5,233	171,276
Forest City Enterprises, Inc. — Class A	16,012	105,679

Total Real Estate Management & Development		1,646,277

Total Common Stocks
(Cost $15,198,062)		17,636,349

	FACE
	AMOUNT

REPURCHASE AGREEMENT† 0.2%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$29,218	29,218

Total Repurchase Agreement
(Cost $29,218)		29,218

Total Investments 99.8%
(Cost $15,227,280)		$17,665,567

Other Assets in Excess of Liabilities – 0.2%		$36,353

Net Assets – 100.0%		$17,701,920

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7. REIT — Real Estate Investment Trust.
40	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     STRENGTHENING DOLLAR 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTE 12.4%
Freddie Mac* 0.15% due 07/13/09	$500,000	$499,975

Total Federal Agency Discount Note
(Cost $499,975)		499,975

REPURCHASE AGREEMENTS† 80.8%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09†††	974,907	974,907
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	671,854	671,854
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	537,483	537,483
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	537,483	537,483
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	537,483	537,483

Total Repurchase Agreements
(Cost $3,259,210)		3,259,210

Total Investments 93.2% (Cost $3,759,185)		$3,759,185

Other Assets in Excess of Liabilities – 6.8%		$275,727

Net Assets – 100.0%		$4,034,912

		Unrealized
	Contracts	Gain (Loss)

CURRENCY FUTURES CONTRACTS PURCHASED
September 2009 U.S. Dollar Index Futures Contracts (Aggregate Market Value of Contracts $7,002,195)	87	$(31,149)

	UNITS
CURRENCY INDEX SWAP AGREEMENT
Goldman Sachs International August 2009 U.S. Dollar Index Swap, Terminating 08/27/09†† (Notional Market Value $1,058,072)	13,170	$7,357

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Repurchase Agreements — See Note 7.

††	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

†††	All or a portion of this security is pledged as currency index swap collateral at June 30, 2009.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	41

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     WEAKENING DOLLAR 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTE 10.9%
Federal Farm Credit Bank* 0.12% due 07/01/09	$1,000,000	$1,000,000

Total Federal Agency Discount Note
(Cost $1,000,000)		1,000,000

REPURCHASE AGREEMENTS† 89.0%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09†††	2,888,389	2,888,389
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	1,543,871	1,543,871
UBS Financial Services, Inc. issued 06/30/09 at 0.01% due 07/01/09	1,235,096	1,235,096
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	1,235,096	1,235,096
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	1,235,096	1,235,096

Total Repurchase Agreements
(Cost $8,137,548)		8,137,548

Total Investments 99.9%
(Cost $9,137,548)		$9,137,548

Other Assets in Excess of Liabilities – 0.1%		$7,940

Net Assets – 100.0%		$9,145,488

		Unrealized
	Contracts	Gain

CURRENCY FUTURES CONTRACTS SOLD SHORT
September 2009 U.S. Dollar Index Futures Contracts (Aggregate Market Value of Contracts $9,255,775)	115	$82,027

	UNITS

CURRENCY INDEX SWAP AGREEMENT SOLD SHORT
Goldman Sachs International August 2009 U.S. Dollar Index Swap, Terminating 08/27/09†† (Notional Market Value $9,137,205)	113,735	$25,248

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 7.

††	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

†††	All or a portion of this security is pledged as currency index swap collateral at June 30, 2009.
42	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

This page intentionally left blank.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	43

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

			Alternative
	Multi-Cap	All-Cap	Strategies	Commodities
	Core Equity	Opportunity	Allocation	Strategy
	Fund	Fund	Fund	Fund

Assets
Investment Securities	$2,071,474	$66,801,417	$775,436	$14,579,642
Investment Securities in Affiliated Funds	—	—	3,581,484	—
Repurchase Agreements	163,052	—	67,239	9,891,835

Total Investments	2,234,526	66,801,417	4,424,159	24,471,477
Segregated Cash with Broker	18,000	—	—	—
Unrealized Appreciation on Currency Swap Agreements	—	—	—	—
Deposits with Brokers for Securities Sold Short	—	—	—	—
Variation Margin on Futures Contracts	—	—	—	—
Receivable for Securities Sold	2,320	—	—	497,406
Receivable for Fund Shares Sold	3,524	9,934	88,247	11,840
Investment Income Receivable	2,672	102,811	—	5,097

Total Assets	2,261,042	66,914,162	4,512,406	24,985,820

Liabilities
Short Sales at Market Value	—	—	—	—
Written Options at Market Value	—	—	—	—
Payable for Swap Settlement	—	—	—	—
Variation Margin on Futures Contracts	540	—	—	—
Payable for Securities Purchased	—	—	99,905	—
Payable for Fund Shares Redeemed	31	106,059	80	50,022
Investment Advisory Fees Payable	874	50,231	—	17,972
Transfer Agent and Administrative Fees Payable	467	13,953	—	5,408
Distribution and Service Fees Payable	467	13,953	—	5,408
Portfolio Accounting Fees Payable	187	5,581	—	2,163
Custody Fees Payable	62	1,879	6	714
Overdraft Due to Custodian Bank	—	144,674	—	—
Short Sales Dividends Payable	—	—	—	—
Other Accrued Fees	2,526	70,733	—	24,793

Total Liabilities	5,154	407,063	99,991	106,480

Net Assets	$2,255,888	$66,507,099	$4,412,415	$24,879,340

Net Assets Consist Of
Paid-In Capital	$3,917,082	$102,035,592	$5,177,583	$41,516,462
Undistributed Net Investment Income (Loss)	17,108	34,709	5,615	162,462
Accumulated Net Realized Gain (Loss) on Investments	(2,010,365)	(40,704,877)	(760,967)	(20,632,384)
Net Unrealized Appreciation (Depreciation) on Investments	332,063	5,141,675	(9,816)	3,832,800

Net Assets	$2,255,888	$66,507,099	$4,412,415	$24,879,340

Shares Outstanding	149,338	7,077,349	225,454	2,044,422

Net Asset Values	$15.11	$9.40	$19.57	$12.17

Cost of Investments	$1,897,232	$61,659,742	$4,433,975	$20,638,677
Proceeds from Short Sales	—	—	—	—
Premiums Received for Written Options	—	—	—	—
44	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  June 30, 2009

	Managed
	Futures			Strengthening	Weakening
International	Strategy	Multi-Hedge		Dollar 2x	Dollar 2x
Opportunity	Fund	Strategies	Real Estate	Strategy	Strategy
Fund	(Consolidated)	Fund	Fund	Fund	Fund

$1,424,883	$3,999,949	$11,017,466	$17,636,349	$499,975	$1,000,000
—	—	—	—	—	—
3,792,659	19,096,431	8,894,850	29,218	3,259,210	8,137,548

5,217,542	23,096,380	19,912,316	17,665,567	3,759,185	9,137,548
554,820	2,150,478	2,518,740	—	142,800	204,002
—	—	—	—	7,357	25,248
—	—	5,790,774	—	—	—
—	—	—	—	31,052	—
—	—	400,434	1,077,364	—	—
5,375	19,373	31,259	214,872	122,340	—
—	—	18,072	107,329	—	—

5,777,737	25,266,231	28,671,595	19,065,132	4,062,734	9,366,798

—	—	6,343,783	—	—	—
—	—	96,740	—	—	—
—	—	—	—	15,384	93,809
16,797	272,566	32,842	—	—	44,448
—	—	—	—	—	—
15,205	3,302	22,866	1,320,575	13	63,516
4,354	19,114	22,858	13,849	3,084	7,006
1,210	5,310	—	4,073	857	1,946
1,210	5,310	—	4,073	857	1,946
484	2,124	—	1,629	343	778
160	714	—	538	113	257
26	—	3,771	—	—	—
—	—	7,092	—	—	—
6,612	55,440	—	18,475	7,171	7,604

46,058	363,880	6,529,952	1,363,212	27,822	221,310

$5,731,679	$24,902,351	$22,141,643	$17,701,920	$4,034,912	$9,145,488

$10,708,429	$26,041,144	$31,008,567	$35,216,784	$3,990,764	$11,540,262
47,931	(208,502)	332,600	1,515,695	(51,495)	(50,048)
(5,255,707)	(692,336)	(9,545,056)	(21,468,846)	119,435	(2,452,001)
231,026	(237,955)	345,532	2,438,287	(23,792)	107,275

$5,731,679	$24,902,351	$22,141,643	$17,701,920	$4,034,912	$9,145,488

324,420	1,068,187	1,112,307	1,121,732	207,246	358,210

$17.67	$23.31	$19.91	$15.78	$19.47	$25.53

$5,074,111	$23,096,380	$19,066,514	$15,227,280	$3,759,185	$9,137,548
—	—	5,794,285	—	—	—
—	—	163,324	—	—	—
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	45

STATEMENTS OF OPERATIONS (Unaudited)

			Alternative
	Multi-Cap	All-Cap	Strategies	Commodities
	Core Equity	Opportunity	Allocation	Strategy
	Fund	Fund	Fund	Fund

Investment Income
Interest	$60	$1,084	$181	$65,407
Dividends, Net of Foreign Tax Withheld	29,819	551,509	5,440	—

Total Income	29,879	552,593	5,621	65,407

Expenses
Investment Advisory Fees	4,073	298,404	—	75,558
Transfer Agent and Administrative Fees	2,632	82,890	—	25,186
Audit and Outside Service Fees	1,667	43,579	—	16,660
Portfolio Accounting Fees	1,054	33,156	—	10,075
Registration Fees	—	2,718	—	—
Short Sales Dividend Expense	—	—	—	—
Trustees’ Fees*	185	5,246	—	1,798
Shareholder Service Fees	2,632	82,890	—	25,186
Custody Fees	341	10,040	6	2,976
Miscellaneous	187	16,992	—	1,237

Total Expenses	12,771	575,915	6	158,676

Less Expenses Waived by Advisor	—	—	—	(21,379)

Net Expenses	12,771	575,915	6	137,297

Net Investment Income (Loss)	17,108	(23,322)	5,615	(71,890)

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	(198,347)	(2,605,225)	(734,441)	(2,830,647)
Currency Index Swaps	—	—	—	—
Futures Contracts	(12,359)	—	—	—
Securities Sold Short	—	—	—	—
Written Options	—	—	—	—

Total Net Realized Gain (Loss)	(210,706)	(2,605,225)	(734,441)	(2,830,647)

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	382,821	4,617,352	689,166	4,014,893
Currency Index Swaps	—	—	—	—
Futures Contracts	(9,372)	—	—	—
Securities Sold Short	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	373,449	4,617,352	689,166	4,014,893

Net Gain (Loss) on Investments	162,743	2,012,127	(45,275)	1,184,246

Net Increase (Decrease) in Net Assets from Operations	$179,851	$1,988,805	$(39,660)	$1,112,356

Rebate Income on Proceeds for Securities Sold Short, included in Interest	$—	$—	$—	$—
Foreign Tax Withheld	3	1,684	—	—

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
46	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.
1

Period Ended June 30, 2009

	Managed
	Futures			Strengthening	Weakening
International	Strategy	Multi-Hedge		Dollar 2x	Dollar 2x
Opportunity	Fund	Strategies	Real Estate	Strategy	Strategy
Fund	(Consolidated)	Fund	Fund	Fund	Fund

$3,289	$16,374	$(15,844)	$52	$6,028	$5,576
17,195	—	152,145	875,446	—	—

20,484	16,374	136,301	875,498	6,028	5,576

31,544	103,083	131,063	61,494	29,870	30,255
8,762	25,203	—	18,086	8,297	8,404
4,041	1,983	—	13,015	4,434	4,914
3,509	10,081	—	7,244	3,323	3,366
—	50,412	—	—	—	—
—	—	86,283	—	—	—
538	746	—	1,375	533	553
8,762	25,203	—	18,086	8,297	8,404
1,025	2,358	—	2,171	963	989
4,343	17,460	—	(373)	1,806	1,127

62,524	224,876	217,346	121,098	57,523	58,012

—	—	—	—	—	—

62,524	224,876	217,346	121,098	57,523	58,012

(42,040)	(208,502)	(81,045)	754,400	(51,495)	(52,436)

(33,655)	—	(1,389,671)	(3,677,551)	—	—
—	—	—	—	(908,099)	(187,995)
(517,582)	(644,722)	174,920	—	(343,987)	358,819
—	—	648,265	—	—	—
—	—	140,922	—	—	—

(551,237)	(644,722)	(425,564)	(3,677,551)	(1,252,086)	170,824

74,139	—	1,110,920	1,571,727	—	—
—	—	—	—	109,189	75,992
(398,252)	(115,741)	(619,283)	—	417,813	(501,647)
—	—	(877,371)	—	—	—

(324,113)	(115,741)	(385,734)	1,571,727	527,002	(425,655)

(875,350)	(760,463)	(811,298)	(2,105,824)	(725,084)	(254,831)

$(917,390)	$(968,965)	$(892,343)	$(1,351,424)	$(776,579)	$(307,267)

$—	$—	$(25,049)	$—	$—	$—
$—	$—	$108	$2,470	$—	$—
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	47
2

STATEMENTS OF CHANGES IN NET ASSETS

	Multi-Cap Core		All-Cap Opportunity
	Equity Fund		Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2009 †	2008	2009 †	2008

From Operations
Net Investment Income (Loss)	$17,108	$46,966	$(23,322)	$58,041
Net Realized Loss on Investments	(210,706)	(1,411,048)	(2,605,225)	(37,950,846)
Net Change in Unrealized Appreciation (Depreciation) on Investments	373,449	(134,202)	4,617,352	(16,515,189)

Net Increase (Decrease) in Net Assets from Operations	179,851	(1,498,284)	1,988,805	(54,407,994)

Distributions to Shareholders From:
Net Investment Income	—	(65,755)	—	—
Realized Gain on Investments	—	(4,768)	—	(291,136)

Total Distributions to Shareholders	—	(70,523)	—	(291,136)

Share Transactions
Proceeds from Shares Purchased	3,312,978	8,746,774	18,550,448	80,844,781
Value of Shares Purchased through Dividend Reinvestment	—	70,523	—	291,136
Cost of Shares Redeemed	(3,393,193)	(11,352,016)	(26,470,933)	(84,164,328)

Net Increase (Decrease) in Net Assets From Share Transactions	(80,215)	(2,534,719)	(7,920,485)	(3,028,411)

Net Increase (Decrease) in Net Assets	99,636	(4,103,526)	(5,931,680)	(57,727,541)
Net Assets—Beginning of Period	2,156,252	6,259,778	72,438,779	130,166,320

Net Assets—End of Period	$2,255,888	$2,156,252	$66,507,099	$72,438,779

Undistributed Net Investment Income (Loss)—End of Period	$17,108	$—	$34,709	$58,031

*	Since commencement of operations: May 1, 2008

**	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

†	Unaudited
48	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.
3

						Managed Futures
Alternative Strategies		Commodities		International		Strategy Fund
Allocation Fund		Strategy Fund		Opportunity Fund		(Consolidated)
Period	Year	Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2009 †	2008 *	2009 †	2008	2009 †	2008	2009 †	2008

$5,615	$52,032	$(71,890)	$307,283	$(42,040)	$6,205	$(208,502)	$(16,034)
(734,441)	(13,349)	(2,830,647)	(13,451,471)	(551,237)	(4,620,704)	(644,722)	(47,614)
689,166	(698,982)	4,014,893	(2,863,792)	(324,113)	555,139	(115,741)	(122,214)

(39,660)	(660,299)	1,112,356	(16,007,980)	(917,390)	(4,059,360)	(968,965)	(185,862)

—	(57,472)**	—	(868,009)	—	—	—	—
—	(7,737)**	—	—	—	—	—	—

—	(65,209)	—	(868,009)	—	—	—	—

2,535,988	7,459,676	24,564,711	104,615,008	6,806,781	36,068,454	39,732,496	13,398,186

—	65,209	—	868,009	—	—	—	—
(1,221,520)	(3,661,770)	(16,579,044)	(116,449,304)	(12,228,542)	(19,938,264)	(20,273,969)	(6,799,535)

1,314,468	3,863,115	7,985,667	(10,966,287)	(5,421,761)	16,130,190	19,458,527	6,598,651

1,274,808	3,137,607	9,098,023	(27,842,276)	(6,339,151)	12,070,830	18,489,562	6,412,789
3,137,607	—	15,781,317	43,623,593	12,070,830	—	6,412,789	—

$4,412,415	$3,137,607	$24,879,340	$15,781,317	$5,731,679	$12,070,830	$24,902,351	$6,412,789

$5,615	$—	$162,462	$234,352	$47,931	$89,971	$(208,502)	$—

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	49
4

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Multi-Hedge
	Strategies
	Fund		Real Estate Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2009 †	2008	2009 †	2008

From Operations
Net Investment Income (Loss)	$(81,045)	$231,291	$754,400	$761,295
Net Realized Gain (Loss) on Investments	(425,564)	(7,217,420)	(3,677,551)	(13,156,711)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(385,734)	(385,340)	1,571,727	(4,120,215)

Net Increase (Decrease) in Net Assets from Operations	(892,343)	(7,371,469)	(1,351,424)	(16,515,631)

Distributions to Shareholders from:
Net Investment Income	—	(182,633)	—	(158,229)
Realized Gain on Investments	—	—	—	(1,593,470)

Total Distributions to Shareholders	—	(182,633)	—	(1,751,699)

Share Transactions
Proceeds from Shares Purchased	17,951,739	47,170,223	35,156,667	91,378,382
Value of Shares Purchased through Dividend Reinvestment	—	182,633	—	1,751,699
Cost of Shares Redeemed	(27,939,447)	(38,213,591)	(31,540,607)	(91,182,051)

Net Increase (Decrease) in Net Assets From Share Transactions	(9,987,708)	9,139,265	3,616,060	1,948,030

Net Increase (Decrease) in Net Assets	(10,880,051)	1,585,163	2,264,636	(16,319,300)
Net Assets—Beginning of Period	33,021,694	31,436,531	15,437,284	31,756,584

Net Assets—End of Period	$22,141,643	$33,021,694	$17,701,920	$15,437,284

Undistributed Net Investment Income (Loss)—End of Period	$332,600	$413,645	$1,515,695	$761,295

†	Unaudited
50	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.
5

Strengthening Dollar		Weakening Dollar
2x Strategy Fund		2x Strategy Fund
Period	Year	Period	Year
Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,
2009 †	2008	2009 †	2008

$(51,495)	$(30,887)	$(52,436)	$31,122
(1,252,086)	1,551,763	170,824	(2,614,899)
527,002	(666,753)	(425,655)	782,280

(776,579)	854,123	(307,267)	(1,801,497)

—	—	—	—
—	—	—	—

—	—	—	—

50,489,204	72,985,664	43,814,979	83,354,318
—	—	—	—
(52,701,289)	(70,821,866)	(45,327,343)	(84,166,541)

(2,212,085)	2,163,798	(1,512,364)	(812,223)

(2,988,664)	3,017,921	(1,819,631)	(2,613,720)
7,023,576	4,005,655	10,965,119	13,578,839

$4,034,912	$7,023,576	$9,145,488	$10,965,119

$(51,495)	$—	$(50,048)	$2,388

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	51

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease) in															Net Assets,
	NET ASSET	Net	and Unrealized	Net Asset	Distributions	Distributions		NET ASSET								Net			End of
	VALUE,	Investment	Gains	Value	from Net	from Net		VALUE,	Total							Investment		Portfolio	Period
	BEGINNING	Income	(Losses) on	Resulting from	Investment	Realized	Total	END OF	Investment	Total		Net		Operating		Income		Turnover	(000’s
Period Ended	OF PERIOD	(Loss)†	Investments	Operations	Income	Gains	Distributions	PERIOD	Return†††	Expenses		Expenses		Expenses††		(Loss)		Rate	omitted)

Multi-Cap Core Equity Fund
June 30, 2009∆	$14.53	$.11	$.47	$.58	$—	$—	$—	$15.11	3.99%	1.21%	**	1.21%	**	1.21%	**	1.62%	**	223%	$2,256
December 31, 2008	24.64	.24	(9.88)	(9.64)	(.44)	(.03)	(.47)	14.53	(38.96)%	1.13%		1.13%		1.13%		1.14%		373%	2,156
December 31, 2007	28.60	.16	(1.63)	(1.47)	(.17)	(2.32)	(2.49)	24.64	(5.26)%	1.27%		1.27%		1.27%		0.55%		245%	6,260
December 31, 2006	25.04	.08	3.52	3.60	(.01)	(.03)	(.04)	28.60	14.36%	1.43%		1.43%		1.43%		0.29%		171%	8,358
December 31, 2005*	25.00	.01	.03	.04	—	—	—	25.04	0.16%	1.67%	**	1.67%	**	1.67%	**	0.33%	**	8%	2,860
All-Cap Opportunity Fund
June 30, 2009∆	9.05	(— )§	.35	.35	—	—	—	9.40	3.87%	1.73%	**	1.73%	**	1.73%	**	(0.07)%	**	190%	66,507
December 31, 2008	15.33	.01	(6.25)	(6.24)	—	(.04)	(.04)	9.05	(40.73)%	1.67%		1.67%		1.67%		0.05%		463%	72,439
December 31, 2007	13.47	(.02)	3.10	3.08	—	(1.22)	(1.22)	15.33	22.75%	1.61%		1.61%		1.61%		(0.15)%		277%	130,166
December 31, 2006	12.68	(.02)	1.48	1.46	—	(.67)	(.67)	13.47	11.47%	1.64%		1.64%		1.64%		(0.16)%		353%	87,673
December 31, 2005	11.16	(.02)	1.54	1.52	—	—	—	12.68	13.62%	1.70%		1.70%		1.70%		(0.20)%		281%	61,834
December 31, 2004	10.08	(.05)	1.13	1.08	—	—	—	11.16	10.71%	1.63%		1.63%		1.63%		(0.52)%		333%	27,747
Alternative Strategies Allocation Fund
June 30, 2009∆	19.92	.03	(.38)	(.35)	—	—	—	19.57	(1.76)%	0.00%	**	0.00%	**	0.00%	**	0.30%	**	110%	4,412
December 31, 2008*	25.00	.38	(5.02)	(4.64)	(.39 )▲	(.05 )▲	(.44)	19.92	(18.55)%	0.00%	**	0.00%	**	0.00%	**	2.47%	**	33%	3,138
Commodities Strategy Fund
June 30, 2009 ∆	11.47	(.04)	.74	.70	—	—	—	12.17	6.10%	1.57%	**	1.36%	**	1.36%	**	(0.71)%	**	190%	24,879
December 31, 2008	23.78	.15	(11.69)	(11.54)	(.77)	—	(.77)	11.47	(49.02)%	1.50%		1.29%		1.29%		0.56%		427%	15,781
December 31, 2007	18.15	.71	4.92	5.63	—	—	—	23.78	31.02%	1.48%		1.28%		1.28%		3.52%		346%	43,624
December 31, 2006	22.10	.50	(4.45)	(3.95)	—	—	—	18.15	(17.87)%	1.50%		1.31%		1.31%		2.34%		109%	20,269
December 31, 2005*	25.00	.14	(2.98)	(2.84)	(.06)	—	(.06)	22.10	(11.34)%	1.64%	**	1.64%	**	1.64%	**	2.41%	**	—	28,187
International Opportunity Fund
June 30, 2009∆	17.20	(.09)	.56	.47	—	—	—	17.67	2.73%	1.77%	**	1.77%	**	1.77%	**	(1.19)%	**	257%	5,732
December 31, 2008*	25.00	.01	(7.81)	(7.80)	—	—	—	17.20	(31.20)%	1.64%	**	1.64%	**	1.64%	**	0.09%	**	362%	12,071
Managed Futures Strategy Fund (Consolidated)
June 30, 2009∆	24.10	(.24)	(.55)	(.79)	—	—	—	23.31	(3.28)%	2.23%	**	2.23%	**	2.23%	**	(2.06)%	**	—	24,902
December 31, 2008*	25.00	(.08)	(.82)	(.90)	—	—	—	24.10	(3.60)%	2.21%	**	2.21%	**	2.21%	**	(2.09)%	**	—	6,413
Multi-Hedge Strategies Fund
June 30, 2009∆	20.97	(.07)	(.99)	(1.06)	—	—	—	19.91	(5.05)%	1.89%	**	1.89%	**	1.14%	**	(0.71)%	**	599%	22,142
December 31, 2008	25.95	.16	(5.02)	(4.86)	(.12)	—	(.12)	20.97	(18.72)%	1.81%		1.81%		1.15%		0.67%		1,447%	33,022
December 31, 2007	26.20	.74	.27	1.01	(1.00)	(.26)	(1.26)	25.95	3.84%	1.69%		1.69%		1.17%		2.72%		421%	31,437
December 31, 2006	25.20	.80	.87	1.67	(.30)	(.37)	(.67)	26.20	6.64%	1.70%		1.70%		1.16%		3.08%		309%	22,557
December 31, 2005*	25.00	.05	.15	.20	—	—	—	25.20	0.80%	1.45%	**	1.45%	**	1.20%	**	2.28%	**	19%	3,323
Real Estate Fund
June 30, 2009∆	17.51	.76	(2.49)	(1.73)	—	—	—	15.78	(9.88)%	1.66%	**	1.66%	**	1.66%	**	10.37%	**	193%	17,702
December 31, 2008	34.35	.79	(15.47)	(14.68)	(.20)	(1.96)	(2.16)	17.51	(41.64)%	1.62%		1.62%		1.62%		2.61%		288%	15,437
December 31, 2007	50.25	.63	(10.02)	(9.39)	(1.09)	(5.42)	(6.51)	34.35	(19.12)%	1.60%		1.60%		1.60%		1.28%		226%	31,757
December 31, 2006	40.30	.72	11.68	12.40	(.83)	(1.62)	(2.45)	50.25	30.72%	1.60%		1.60%		1.60%		1.54%		532%	83,181
December 31, 2005	38.02	.71	2.01	2.72	(.44)	—	(.44)	40.30	7.15%	1.59%		1.59%		1.59%		1.84%		774%	29,074
December 31, 2004	30.25	1.02	7.79	8.81	(.14)	(.90)	(1.04)	38.02	29.54%	1.59%		1.59%		1.59%		3.06%		1,139%	26,915
52	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease) in											Net Assets,
	NET ASSET	Net	and Unrealized	Net Asset	Distributions	Distributions		NET ASSET				Net			End of
	VALUE,	Investment	Gains	Value	from Net	from Net		VALUE,	Total			Investment		Portfolio	Period
	BEGINNING	Income	(Losses) on	Resulting from	Investment	Realized	Total	END OF	Investment	Total		Income		Turnover	(000’s
Period Ended	OF PERIOD	(Loss)†	Investments	Operations	Income	Gains	Distributions	PERIOD	Return†††	Expenses		(Loss)		Rate	omitted)

Strengthening Dollar 2x Strategy Fund
June 30, 2009∆	$21.25	$(.17)	$(1.61)	$(1.78)	$—	$—	$—	$19.47	(8.38)%	1.72%	**	(1.54)%	**	—	$4,035
December 31, 2008	20.13	(.08)	1.20	1.12	—	—	—	21.25	5.56%	1.69%		(0.41)%		—	7,024
December 31, 2007	22.59	.70	(3.16)	(2.46)	—	—	—	20.13	(10.89)%	1.61%		3.26%		—	4,006
December 31, 2006	25.62	.79	(3.51)	(2.72)	(.31)	—	(.31)	22.59	(10.63)%	1.65%		3.33%		—	3,067
December 31, 2005*	25.00	.14	.65	.79	(.17)	—	(.17)	25.62	3.16%	1.78%	**	2.11%	**	—	1,250
Weakening Dollar 2x Strategy Fund
June 30, 2009∆	25.10	(.18)	.61	.43	—	—	—	25.53	1.71%	1.71%	**	(1.55)%	**	—	9,145
December 31, 2008	28.60	.07	(3.57)	(3.50)	—	—	—	25.10	(12.24)%	1.68%		0.23%		—	10,965
December 31, 2007	27.51	.89	4.15	5.04	(3.95)	—	(3.95)	28.60	18.12%	1.64%		3.02%		—	13,579
December 31, 2006	24.31	.93	3.14	4.07	(.86)	(.01)	(.87)	27.51	16.72%	1.65%		3.46%		—	11,155
December 31, 2005*	25.00	.15	(.78)	(.63)	(.06)	—	(.06)	24.31	(2.53)%	1.76%	**	2.28%	**	—	2,954

*	Since the commencement of operations:

September 30, 2005 — Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund;

November 29, 2005 — Multi-Hedge Strategies Fund, and Multi-Cap Core Equity Fund;

March 27, 2008 — International Opportunity Fund;

May 1, 2008 — Alternative Strategies Allocation Fund;

November 07, 2008 — Managed Futures Strategy Fund

**	Annualized

†	Calculated using the average daily shares outstanding for the period.

††	Operating expenses exclude short dividends expense.

†††	Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

∆	Unaudited.

§	Less than $.01 per share.

▲	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	53

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.   Organization, Consolidation of Subsidiary, and Significant Accounting Policies
Organization
The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.
At June 30, 2009, the Trust consisted of fifty-seven separate funds. This report covers the Alternative Strategy Funds (the “Funds”), while the other funds are contained in separate reports.
The Alternative Strategies Allocation Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in other Rydex mutual funds (the “underlying funds”) instead of individual securities.
Valu-Trac Investment Management Limited serves as the investment sub-advisor to the International Opportunity Fund and is responsible for the development and on-going maintenance of the investment management strategy utilized by that Fund.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Consolidation of Subsidiary
For the Managed Futures Strategy Fund (“MFS”), the consolidated financial statements include the accounts of its wholly-owned and controlled Cayman Islands subsidiary (“the Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation. MFS may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with MFS’s investment objectives and policies. A subscription agreement was entered into between MFS and the Subsidiary on November 7, 2008, comprising the entire issued share capital of the Subsidiary with the intent that MFS will remain the sole shareholder and retain all rights. At June 30, 2009, net assets of MFS were approximately $24.9 million, of which approximately $2.5 million, or approximately 10%, represented MFS’s ownership of all issued shares and voting rights of the Subsidiary.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The information contained in these notes may not apply to every Fund in the Trust. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Open-ended investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

54	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The value of foreign equity and currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Structured notes are valued in accordance with the terms of their agreements at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
F. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
G. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
The Trust may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.
H. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
I. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
J. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.
K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
L. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
M. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.   Financial Instruments
As part of its investment strategy, the Trust may utilize short sales and a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
Short sales are transactions in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a

56	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. A Fund may enter into credit default swaps in which that Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, that Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.
In conjunction with the use of short sales, options, futures, options on futures, and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, options, futures contracts, options on futures contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3.   Derivative Investment Holdings Categorized by Risk Exposure
In March 2008, the FASB issued FAS 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new requirement is intended to improve disclosures around an entity’s derivatives activity and help investors understand how entities use derivatives, how they are accounted for and how they affect the financial position and operations of that entity. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. None of the derivatives currently held by the Funds are being used as hedging instruments.
The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of June 30, 2009:

Location on the Statements of Assets and Liabilities

Derivative Investments Type	Asset Derivatives	Liability Derivatives

Interest rate contracts	Investment Securities	Investment Securities
Equity contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
	Investment Securities	Written Options at Market Value
Currency contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
Other contracts	Unrealized Appreciation on Currency Swap Agreements	Unrealized Depreciation on Currency Swap Agreements
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	57

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the Fund’s derivative investments not accounted for as hedging investments under SFAS 133, categorized by primary risk exposure as of June 30, 2009:

	Asset Derivative Investments Value
							Structured	Written
	Futures		Futures		Futures		Notes	Options	Swaps
	Equity		Currency		Commodity		Interest Rate	Equity	Currency	Total Value at
Fund	Contracts	*	Contracts	*	Contracts	*	Contracts	Contracts	Contracts	June 30, 2009

Multi-Cap Core Equity Fund	$—		$—		$—		$—	$—	$—	$—
All-Cap Opportunity Fund	—		—		—		—	—	—	—
Alternative Strategies Allocation Fund	—		—		—		—	—	—	—
Commodities Strategy Fund	—		—		—		10,158,208	—	—	10,158,208
International Opportunity Fund	66,478		42,862		—		—	—	—	109,340
Managed Futures Strategy Fund	81,487		65,568		293,360		—	—	—	440,415
Multi-Hedge Strategies Fund	20,014		20,877		—		—	—	—	40,891
Real Estate Fund	—		—		—		—	—	—	—
Strengthening Dollar 2x Strategy Fund	—		—		—		—	—	7,357	7,357
Weakening Dollar 2x Strategy Fund	—		82,027		—		—	—	25,248	107,275

Total	$166,979		$211,334		$293,360		$10,158,208	$—	$32,605	$10,863,486

	Liability Derivative Investments Value
							Structured	Written
	Futures		Futures		Futures		Notes	Options	Swaps
	Equity		Currency		Commodity		Interest Rate	Equity	Currency	Total Value at
Fund	Contracts	*	Contracts	*	Contracts	*	Contracts	Contracts	Contracts	June 30, 2009

Multi-Cap Core Equity Fund	$5,231		$—		$—		$—	$—	$—	$5,231
All-Cap Opportunity Fund	—		—		—		—	—	—	—
Alternative Strategies Allocation Fund	—		—		—		—	—	—	—
Commodities Strategy Fund	—		—		—		—	—	—	—
International Opportunity Fund	21,745		—		—		—	—	—	21,745
Managed Futures Strategy Fund	—		71,693		606,677		—	—	—	678,370
Multi-Hedge Strategies Fund	58,247		—		—		—	96,740	—	154,987
Real Estate Fund	—		—		—		—	—	—	—
Strengthening Dollar 2x Strategy Fund	—		31,149		—		—	—	—	31,149
Weakening Dollar 2x Strategy Fund	—		—		—		—	—	—	—

Total	$85,223		$102,842		$606,677		$—	$96,740	$—	$891,482

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of June 30, 2009:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Interest rate contracts	Net realized gain (loss) on investment securities
Change in net unrealized appreciation (depreciation) on investment securities
Equity contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on written options
Currency contracts	Net realized gain (loss) on futures contracts
Change in net unrealized appreciation (depreciation) on futures contracts
Other contracts	Net realized gain (loss) on currency index swaps
Change in net unrealized appreciation (depreciation) on currency index swaps
58	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of June 30, 2009:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
				Structured	Written
	Futures	Futures	Futures	Notes	Options	Swaps
	Equity	Currency	Commodity	Interest Rate	Equity	Currency	Total Value at
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	June 30, 2009

Multi-Cap Core Equity Fund	$(12,359)	$—	$—	$—	$—	$—	$(12,359)
All-Cap Opportunity Fund	—	—	—	—	—	—	—
Alternative Strategies Allocation Fund	—	—	—	—	—	—	—
Commodities Strategy Fund	—	—	—	(2,654,149)	—	—	(2,654,149)
International Opportunity Fund	(496,548)	(21,034)	—	—	—	—	(517,582)
Managed Futures Strategy Fund	(227,243)	(350,553)	(66,925)	—	—	—	(644,721)
Multi-Hedge Strategies Fund	(104,093)	5,277	—	—	140,922	—	42,106
Real Estate Fund	—	—	—	—	—	—	—
Strengthening Dollar 2x Strategy Fund	—	(343,987)	—	—	—	(908,099)	(1,252,086)
Weakening Dollar 2x Strategy Fund	—	358,819	—	—	—	(187,995)	170,824

Total	$(840,243)	$(351,479)	$(66,925)	$(2,654,149)	$140,922	$(1,096,094)	$(4,867,967)

	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
				Structured	Written
	Futures	Futures	Futures	Notes	Options	Swaps
	Equity	Currency	Commodity	Interest Rate	Equity	Currency	Total Value at
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	June 30, 2009

Multi-Cap Core Equity Fund	$(9,372)	$—	$—	$—	$—	$—	$(9,372)
All-Cap Opportunity Fund	—	—	—	—	—	—	—
Alternative Strategies Allocation Fund	—	—	—	—	—	—	—
Commodities Strategy Fund	—	—	—	3,614,091	—	—	3,614,091
International Opportunity Fund	(567,994)	169,742	—	—	—	—	(398,252)
Managed Futures Strategy Fund	61,936	82,928	(260,605)	—	—	—	(115,741)
Multi-Hedge Strategies Fund	(354,781)	(264,504)	—	—	(55,013)	—	(674,298)
Real Estate Fund	—	—	—	—	—	—	—
Strengthening Dollar 2x Strategy Fund	—	417,813	—	—	—	109,189	527,002
Weakening Dollar 2x Strategy Fund	—	(501,647)	—	—	—	75,992	(425,655)

Total	$(870,211)	$(95,668)	$(260,605)	$3,614,091	$(55,013)	$185,181	$2,517,775
4.   Call Options Written
Transactions in options written during the period ended June 30, 2009, were as follows:

	Multi-Hedge Strategies Fund

	Number of	Premiums
	Contracts	Received

Options outstanding at December 31, 2008	90	$218,571
Options written	2,496	811,118
Options terminated in closing purchase transactions	(1,619)	(838,429)
Options expired	—	—
Options exercised	(178)	(27,936)

Options outstanding at June 30, 2009	789	$163,324
5.   Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Commodities Strategy Fund; 0.85% of the average daily net assets of the Real Estate Fund; 0.90% of the average daily net assets of the All-Cap Opportunity Fund, the International Opportunity Fund, the Managed Futures Strategy Fund, the Strengthening Dollar 2x Strategy Fund and the Weakening Dollar 2x Strategy Fund; and 1.15% of the average daily net assets of the Multi-Hedge Strategies Fund. The Alternative Strategies Allocation Fund does not pay Rydex Investments a management fee.
Under the terms of the investment advisory contract, Multi-Cap Core Equity Fund pays Rydex Investments a base management fee of 0.70% of the average daily net assets; that is subject to a performance adjustment so that base fee can increase or
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	59

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

decrease, depending on the investment performance of the Fund relative to the Russell 3000® Index (the “Index”). The maximum annualized performance adjustment is +/- 0.20% of the performance period. The performance comparison is made for a rolling 12-month period, with performance adjustments made at the end of each month. The 12-month comparison period will roll over with each succeeding month, so that it will always equal 12 months, ending with the month for which the performance adjustment is being computed. For the period ended June 30, 2009, the effective management fee was 0.38% of the Fund’s average daily net assets.
Effective May 1, 2006, Rydex Investments has contractually agreed to waive its advisory fee to the extent necessary to limit the ordinary operating expenses of the Commodities Strategy Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.29% per annum of the average monthly net assets of the Fund (the “Contractual Fee Waiver”). The Contractual Fee Waiver may not be modified or eliminated prior to May 1, 2009, except with the approval of the Board of Trustees. Effective May 1, 2009, the contractual fee waiver was discontinued.
As part of its agreement with the Trust, Rydex Investments will pay all expenses of the Multi-Hedge Strategies Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.
Rydex Investments manages the investment and reinvestment of the assets of the Alternative Strategies Allocation Fund in accordance with the investment objectives, policies, and limitations of the Fund. As part of its agreement with the Trust, Rydex Investments will pay all expenses of the Fund, including the cost of transfer agency, fund administration, audit and other services, excluding interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses. The Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other underlying fund expenses) of the underlying funds in which the Fund invests.
Rydex Investments provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each Fund. Fees related to the Multi-Hedge Strategies and Alternative Strategies Allocation Funds are paid by Rydex Investments, as previously noted.
Rydex Investments provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund. Fees related to the Multi-Hedge Strategies and Alternative Strategies Allocation Funds are paid by Rydex Investments, as previously noted.
Rydex Investments engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Certain expenses allocated to the Multi-Hedge Strategies and Alternative Strategies Allocation Funds are paid by Rydex Investments, as previously noted. Organizational and setup costs for new funds are paid by the Trust.
The Trust has adopted an Investor Services Plan for which the Distributor and other firms that provide shareholder services (“Service Providers”) may receive compensation. The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.
Certain officers and trustees of the Trust are also officers of Rydex Investments.
6.   Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2005 – 2008), and has concluded that no provision for income tax is required in the Funds’ financial statements.
The MFS Fund intends to invest up to 25% of its assets in the Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirement under Subchapter M of the Code. The MFS Fund has received a private letter ruling from the IRS that concludes that the income the MFS Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.
60	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, constructive sales, unsettled short sales and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This includes net operating losses not utilized during the current period and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The Funds’ tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At June 30, 2009, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)

Multi-Cap Core Equity Fund	$1,897,232	$ 366,537	$ (29,243)	$337,294.00
All-Cap Opportunity Fund	61,659,742	6,930,936	(1,789,261)	5,141,675
Alternative Strategies Allocation Fund	4,754,039	—	(329,880)	(329,880)
Commodities Strategy Fund	21,005,643	3,535,703	(69,869)	3,465,834
International Opportunity Fund	5,074,111	143,431	—	143,431
Managed Futures Strategy Fund	23,096,380	—	—	—
Multi-Hedge Strategies Fund	19,066,514	945,671	(99,868)	845,803
Real Estate Fund	15,227,280	2,474,079	(35,792)	2,438,287
Strengthening Dollar 2x Strategy Fund	3,759,185	—	—	—
Weakening Dollar 2x Strategy Fund	9,137,548	—	—	—
7.   Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at June 30, 2009, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Credit Suisse Group	0.02% due 07/01/09	$107,165,963	$107,165,963	$107,166,023
Mizuho Financial Group, Inc.	0.01% due 07/01/09	75,000,000	75,000,000	75,000,021
HSBC Group	0.01% due 07/01/09	60,000,000	60,000,000	60,000,017
UBS Financial Services, Inc.	0.01% due 07/01/09	60,000,000	60,000,000	60,000,017
Morgan Stanley	0.00% due 07/01/09	60,000,000	60,000,000	60,000,000

			$362,165,963	$362,166,078

At June 30, 2009, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. Treasury Bills	07/23/09 - 01/14/10	—	$186,046,800	$185,815,156
U.S. TIP Note	01/15/10	4.25%	46,485,000	61,201,584
U.S. TIP Bonds	01/15/28 - 04/15/28	1.75% - 3.63%	35,531,500	45,333,004
U.S. Treasury Bonds	11/15/22 - 02/15/38	4.38% - 7.63%	40,070,900	42,682,150
U.S. Treasury Notes	08/31/13 - 08/15/18	3.13% - 4.13%	32,259,500	34,385,419

				$369,417,313

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	61

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

8.   Fair Value Measurement
Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurement, which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2009:

		Level 1			Level 2
	Level 1	Other		Level 2	Other
	Investments	Financial		Investments	Financial
Fund	In Securities	Instruments	*	In Securities	Instruments	*	Total

Assets
Multi-Cap Core Equity Fund	$2,234,526	$—		$—	$—		$2,234,526
All-Cap Opportunity Fund	66,801,417	—		—	—		66,801,417
Alternative Strategies Allocation Fund	4,424,159	—		—	—		4,424,159
Commodities Strategy Fund	11,313,319	—		13,158,158	—		24,471,477
International Opportunity Fund	5,217,542	—		—	87,595		5,305,137
Managed Futures Strategy Fund	19,096,431	81,487		3,999,949	—		23,177,867
Multi-Hedge Strategies Fund	19,912,316	—		—	20,877		19,933,193
Real Estate Fund	17,665,567	—		—	—		17,665,567
Strengthening Dollar 2x Strategy Fund	3,259,210	—		499,975	7,357		3,766,542
Weakening Dollar 2x Strategy Fund	8,137,548	—		1,000,000	107,275		9,244,823

		Level 1			Level 2
	Level 1	Other		Level 2	Other
	Investments	Financial		Investments	Financial
Fund	In Securities	Instruments	*	In Securities	Instruments	*	Total

Liabilities
Multi-Cap Core Equity Fund	$—	$5,231		$—	$—		$5,231
All-Cap Opportunity Fund	—	—		—	—		—
Alternative Strategies Allocation Fund	—	—		—	—		—
Commodities Strategy Fund	—	—		—	—		—
International Opportunity Fund	—	—		—	—		—
Managed Futures Strategy Fund	—	—		—	319,442		319,442
Multi-Hedge Strategies Fund	6,440,523	38,233		—	—		6,478,756
Real Estate Fund	—	—		—	—		—
Strengthening Dollar 2x Strategy Fund	—	—		—	31,149		31,149
Weakening Dollar 2x Strategy Fund	—	—		—	—		—

*	Other Financial instruments may include forward foreign currency contracts, futures, structured notes and/or swaps, which are reported as unrealized gain/loss at period end.
In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management has evaluated the impact of adopting of FAS 157-4 on the Funds and has determined that there is no impact to the financial statement disclosures.
62	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

9. Securities Transactions
For the period ended June 30, 2009, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

	Multi-Cap	All-Cap	Alternative		International
	Core Equity	Opportunity	Strategies	Commodities	Opportunity
	Fund	Fund	Allocation Fund	Strategy Fund	Fund

Purchases	$4,501,602	$125,719,948	$5,587,099	$21,898,054	$2,110,849
Sales	$4,604,531	$131,860,493	$3,976,695	$18,075,196	$2,350,555

	Managed			Strengthening	Weakening
	Futures	Multi-Hedge		Dollar 2x	Dollar 2x
	Strategy	Strategies	Real Estate	Strategy	Strategy
	Fund	Fund	Fund	Fund	Fund

Purchases	$—	$59,567,502	$31,386,160	$—	$—
Sales	$—	$63,152,836	$27,208,756	$—	$—
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	63

NOTES TO FINANCIAL STATEMENTS (continued)

10. Share Transactions
The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the periods presented were:

				Shares Purchased through					Net Shares
	Shares Purchased			Dividend Reinvestment			Shares Redeemed		Purchased (Redeemed)

	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,		December 31,	June 30,		December 31,	June 30,	December 31,	June 30,	December 31,
	2009	†	2008	2009	†	2008	2009 †	2008	2009 †	2008

Multi-Cap Core Equity Fund	257,642		418,904	—		5,220	(256,744)	(529,721)	898	(105,597)
All-Cap Opportunity Fund	2,116,194		6,296,915	—		31,993	(3,042,967)	(6,818,374)	(926,773)	(489,466)
Alternative Strategies Allocation Fund*	131,183		311,690	—		3,305	(63,229)	(157,495)	67,954	157,500
Commodities Strategy Fund	2,181,830		4,158,528	—		64,154	(1,513,402)	(4,680,834)	668,428	(458,152)
International Opportunity Fund**	413,336		1,576,225	—		—	(790,592)	(874,549)	(377,256)	701,676
Managed Futures Strategy Fund***	1,664,782		537,705	—		—	(862,677)	(271,623)	802,105	266,082
Multi-Hedge Strategies Fund	913,146		1,975,336	—		8,961	(1,375,352)	(1,621,124)	(462,206)	363,173
Real Estate Fund	2,304,619		2,996,630	—		117,564	(2,064,320)	(3,157,297)	240,299	(43,103)
Strengthening Dollar 2x Strategy Fund	2,293,688		3,732,267	—		—	(2,416,931)	(3,600,795)	(123,243)	131,472
Weakening Dollar 2x Strategy Fund	1,896,215		2,983,339	—		—	(1,974,919)	(3,021,150)	(78,704)	(37,811)

*	Since the commencement of operations: May 1, 2008.

**	Since the commencement of operations: March 27, 2008.

***	Since the commencement of operations: November 7, 2008.

†	Unaudited
64	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

11.   New Accounting Pronouncements
In September 2008, FASB issued a FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”), which was effective for fiscal years ending after November 15, 2008. The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. Management has evaluated the impact of SFAS No. 133-1 and FIN 45-4 and there is no impact on the Funds’ financial statement disclosures.
12.   Name Changes
Effective May 1, 2009, the Absolute Return Strategies Fund, the International Rotation Fund, and the Sector Rotation Fund, changed their Fund names to Multi-Hedge Strategies Fund, International Opportunity Fund, and All-Cap Opportunity Fund, respectively. The name change did not have any impact on the Funds’ investment objectives, tickers and CUSIPS.
13.   Fund Mergers
Effective May 29, 2009, the Hedged Equity Fund merged into the Multi-Hedge Strategies Fund. The two Funds pursue similar investment objectives, possess similar fee structures and are managed by the same portfolio management team. The reorganization was structured in a way in which it would not be a taxable event for shareholders.
14.   Subsequent Events
Management has evaluated events or transactions that may have occurred since June 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through August 21, 2009, the data the financial statements were available to be issued and there were no events or transactions to be reported.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	65

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.
66	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
TRUSTEES AND OFFICERS

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Carl G. Verboncoeur*	Rydex Series Funds – 2004	151
Trustee, President (1952)	Rydex Variable Trust – 2004
Rydex Dynamic Funds – 2004
Rydex ETF Trust – 2004

Principal Occupations During Past Five Years: Treasurer of Rydex Specialized Products, LLC (2005 to present) Chief Executive Officer of Rydex Specialized Products, LLC (2005 to 2008); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to 2009)

Michael P. Byrum*	Rydex Series Funds – 2005	151
Trustee, Vice President	Rydex Variable Trust – 2005
(1970)	Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: Chief Investment Officer of Rydex Investments (2003 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to present)

INDEPENDENT TRUSTEES

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	151
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	151
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	151
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	151
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	67

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	151
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	151
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	151
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Nick Bonos* Vice President and Treasurer (1963)	Chief Financial Officer of Rydex Specialized Products, LLC (2005 to present); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2003 to present); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Vice President of Compliance of Rydex Investments (2000 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
68	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

JUNE 30, 2009
RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT
ESSENTIAL PORTFOLIOS
ESSENTIAL PORTFOLIO CONSERVATIVE FUND
ESSENTIAL PORTFOLIO MODERATE FUND
ESSENTIAL PORTFOLIO AGGRESSIVE FUND

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

FUND PROFILES	6

SCHEDULES OF INVESTMENTS	8

STATEMENTS OF ASSETS AND LIABILITIES	11

STATEMENTS OF OPERATIONS	12

STATEMENTS OF CHANGES IN NET ASSETS	14

FINANCIAL HIGHLIGHTS	16

NOTES TO FINANCIAL STATEMENTS	17

OTHER INFORMATION	23

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	24
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
Historic across-the-board stock losses have led investors to do a great deal of soul-searching in 2008. Investors experienced new stock market lows reminiscent of the 1970s, watched as unemployment soared to new highs and could only sit back in disbelief as the equity in their homes all but disappeared. On Wall Street, the news was just as grim. The S&P 500® Index fell 37% for the year.
Investors Left Shell-Shocked
Fears of a prolonged bear market weighed heavily on the minds of investors throughout the fall, as the financial sector collapsed due to inadequate capital reserves. In less than a month, the shape of the entire financial system changed forever. The Wall Street model of large, aggressive, risk-taking investment banks was swept aside as financial titans such as Merrill Lynch & Company, Inc., Morgan Stanley, Goldman Sachs Group, Inc. and Lehman Brothers Holdings Inc., collapsed, merged with, or were reborn as commercial banks. In September, we saw a temporary ban on short-selling of financial stocks and historic government intervention as the U.S. Treasury stepped in to offer temporary money market mutual fund insurance after the Reserve Primary Fund “broke the buck"—causing a massive exodus from money market mutual funds. As the willingness to lend disappeared, so did Wall Street’s daily lifeline, culminating in what former Federal Reserve Chairman Alan Greenspan called “a once-in-a-century credit tsunami.”
Unprecedented Government Intervention
While the equity markets faltered and the credit market dried up, the government—led by the Federal Reserve, the U.S. Treasury and the Federal Deposit Insurance Corporation (FDIC)—unveiled a colossal amount of policy initiatives with the high hopes of injecting new life into the economy. Newly sworn-in government officials committed $12 trillion to a financial program designed to offset credit and subprime mortgage-related issues. This historic government intervention kicked into high gear during the fall when Congress authorized the Troubled Assets Relief Program (TARP), which mandated new rules for additional transparency and accountability of financial institutions. An objective of the plan, so-called “stress tests” of financial firms, was initiated with the goal of providing additional capital should the economy worsen.
As investors looked forward to putting 2008 far behind them, December saw the end of an era in Detroit, as the chief executives from General Motors Corp. (GM), Ford Motor Company and Chrysler Group LLC made the first of multiple trips to Capitol Hill in order to ask Congress for more than $39 billion in loans. Despite the interjection of more than $19.4 billion in federal help, GM filed for bankruptcy on June 2, 2009—and for the first time since 1925, was no longer part of the Dow Jones Industrial Average.
Investor Whiplash Continues in 2009
The quest for a market bottom continued as black and blue investors repeatedly bounced off false market bottoms. The Dow lost 298 points on March 2, 2009, marking the lowest recorded trading level seen since 1997. The stock market finally found its footing on March 17 as stock prices rose on word that housing starts came in well ahead of expectations—totaling 583,000 in February compared to the 466,000 starts the month before. Six days later, on March 23, the Dow surged 497 points—a new high for the markets for the post-March 9 recovery. To many, this stock market surge gave hope of an end to the bear market that ravaged investors’ portfolios.
Cautious Optimism for Q3 and Beyond
May 2009 saw unprecedented growth in the stock market fueled by a report from payroll processor ADP that fewer jobs were lost in April than economists predicted. At the final bell on May 6, the Dow had tacked on another 102 points. In May, the Treasury Department also released the results of the now infamous bank stress tests, allowing 10 major banks to pay back the $68 billion in TARP money they received earlier in the year.
2	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

Are we on the road to recovery? Clearly there are signs that point to an improving, or more specifically, a less negative economic environment. We are likely to see significant market rallies with periodic set backs as the economic situation moves from crisis to stabilization. While we are not out of the woods yet, improving market conditions should lead to better investment opportunities going forward. That being said, risk management and diversification are still essential.
Moving Forward
From my perspective, every bear market—from the recession of 1929 to the tech bubble of the early 90s—teaches investors the same valuable lesson: The need to diversify. Earlier this year, we integrated with Security Global Investors to become Rydex|SGI. This integration allows us to expand our current lineup of quantitatively managed, alternative and target beta funds to include actively managed global, growth, value and specialty fixed-income strategies. Simply put: We diversified our product offerings in order to position the company for future growth and to provide our clients with a wider array of investment strategies than ever before. While this integration marks the firm’s evolution to a leading multi-discipline asset management firm, more importantly, we believe investors will be well served by the broader array of investment choices now available from Rydex|SGI.
We appreciate the trust that you have placed in our firm’s quality and integrity by investing with us. It is our goal to continue to offer you a wide variety of investment offerings to help you meet your financial goals.
Michael Byrum
President & Chief Investment Officer
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2008 and ending June 30, 2009.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	December 31, 2008	June 30, 2009	Period	*

Table 1. Based on actual Fund return

Essential Portfolio Conservative Fund	0.00%		$1,000.00	$ 960.40	$ —
Essential Portfolio Moderate Fund	0.00%		1,000.00	992.30	—
Essential Portfolio Aggressive Fund	0.00%		1,000.00	1,017.10	—

Table 2. Based on hypothetical 5% return (before expenses)

Essential Portfolio Conservative Fund	0.00%		1,000.00	1,024.74	—
Essential Portfolio Moderate Fund	0.00%		1,000.00	1,024.79	—
Essential Portfolio Aggressive Fund	0.00%		1,000.00	1,024.79	—

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the current fiscal year. Expenses shown do not include fees charged by insurance companies.

†	Annualized and excludes expenses of the underlying funds in which the Funds invest.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	5

FUND PROFILES (Unaudited)

ESSENTIAL PORTFOLIO CONSERVATIVE FUND
OBJECTIVE: To primarily seek preservation of capital and, secondarily, to seek long-term growth of capital.
Inception: October 27, 2006

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

SBL Fund Series E — U.S. Intermediate Bond Series	19.2%
Rydex Variable Trust — All-Cap Opportunity Fund	17.3%
Rydex Variable Trust — Managed Futures Strategy Fund	15.0%
Rydex Series Funds — S&P 500 Fund — Class H	11.0%
Rydex Series Funds — Rydex|SGI Global Market Neutral Fund — Class H	9.7%
Rydex Variable Trust — Government Long Bond 1.2x Strategy Fund	7.9%
Rydex Series Funds — Rydex|SGI Global 130/30 Strategy Fund — Class H	4.7%
Rydex Variable Trust — International Opportunity Fund	4.4%
SBL Fund Series P — High Yield Series	4.0%
Rydex Series Funds — Russell 2000® Fund — Class H	3.0%

Top Ten Total	96.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

ESSENTIAL PORTFOLIO MODERATE FUND
OBJECTIVE: To primarily seek growth of capital and, secondarily, to seek preservation of capital.
Inception: October 27, 2006

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Rydex Variable Trust — All-Cap Opportunity Fund	19.0%
SBL Fund Series E — U.S. Intermediate Bond Series	16.6%
Rydex Series Funds — S&P 500 Fund — Class H	10.9%
Rydex Series Funds — Rydex|SGI Global Market Neutral Fund — Class H	9.5%
Rydex Variable Trust — Managed Futures Strategy Fund	8.3%
Rydex Variable Trust — International Opportunity Fund	8.0%
Rydex Variable Trust — Nova Fund	7.0%
Rydex Series Funds — Russell 2000® Fund — Class H	5.3%
Rydex Series Funds — Rydex|SGI Global 130/30 Strategy Fund — Class H	5.0%
Rydex Variable Trust — Government Long Bond 1.2x Strategy Fund	4.4%

Top Ten Total	94.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FUND PROFILES (Unaudited) (concluded)

ESSENTIAL PORTFOLIO AGGRESSIVE FUND
OBJECTIVE: To primarily seek growth of capital.
Inception: October 27, 2006

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Rydex Variable Trust — All-Cap Opportunity Fund	19.7%
Rydex Variable Trust — Nova Fund	17.2%
Rydex Series Funds — Rydex|SGI Global 130/30 Strategy Fund — Class H	9.9%
Rydex Series Funds — Rydex|SGI Global Market Neutral Fund — Class H	9.4%
Rydex Variable Trust — International Opportunity Fund	7.7%
Rydex Variable Trust — Managed Futures Strategy Fund	7.4%
SBL Fund Series E — U.S. Intermediate Bond Series	7.4%
Rydex Series Funds — S&P 500 Fund — Class H	7.4%
Rydex Series Funds — Russell 2000® Fund — Class H	4.2%
Rydex Variable Trust — Russell 2000® 1.5x Strategy Fund	3.5%

Top Ten Total	93.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	7

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     ESSENTIAL PORTFOLIO CONSERVATIVE FUND

		MARKET
	SHARES	VALUE

MUTUAL FUNDS † 99.7%
SBL Fund Series E – U.S. Intermediate Bond Series*	151,155	$1,782,115
Rydex Variable Trust – All-Cap Opportunity Fund	171,132	1,608,644
Rydex Variable Trust – Managed Futures Strategy Fund	59,873	1,395,649
Rydex Series Funds – S&P 500 Fund — Class H	56,039	1,022,714
Rydex Series Funds – Rydex|SGI Global Market Neutral Fund — Class H*	36,352	903,348
Rydex Variable Trust – Government Long Bond 1.2x Strategy Fund	60,424	736,566
Rydex Series Funds – Rydex|SGI Global 130/30 Strategy Fund — Class H	55,997	433,976
Rydex Variable Trust – International Opportunity Fund	22,843	403,639
SBL Fund Series P– High Yield Series*	19,692	369,416
Rydex Series Funds – Russell 2000® Fund — Class H*	16,143	278,466
Rydex Series Funds – Rydex|SGI Long/Short Commodities Strategy Fund — Class H*	7,059	178,836
Rydex Variable Trust – U.S. Government Money Market Fund	128,681	128,681

Total Mutual Funds
(Cost $8,849,446)		9,242,050

Total Investments 99.7%
(Cost $8,849,446)		$9,242,050

Other Assets in Excess of Liabilities – 0.3%		$31,569

Net Assets – 100.0%		$9,273,619

*	Non-Income Producing Security.

†	Affiliated Funds.

8	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     ESSENTIAL PORTFOLIO MODERATE FUND

		MARKET
	SHARES	VALUE

MUTUAL FUNDS †† 99.4%
Rydex Variable Trust – All-Cap Opportunity Fund	318,801	$2,996,731
SBL Fund Series E – U.S. Intermediate Bond Series*	221,388	2,610,160
Rydex Series Funds – S&P 500 Fund — Class H	93,672	1,709,516
Rydex Series Funds – Rydex|SGI Global Market Neutral Fund — Class H*	60,073	1,492,807
Rydex Variable Trust – Managed Futures Strategy Fund	56,123	1,308,236
Rydex Variable Trust – International Opportunity Fund*	71,353	1,260,807
Rydex Variable Trust – Nova Fund	23,802	1,097,053
Rydex Series Funds – Russell 2000® Fund — Class H*	48,748	840,900
Rydex Series Funds – Rydex|SGI Global 130/30 Strategy Fund — Class H	100,779	781,037
Rydex Variable Trust – Government Long Bond 1.2x Strategy Fund	56,704	691,223
Rydex Series Funds – Rydex|SGI Long/Short Commodities Strategy Fund — Class H*	12,106	305,681
SBL Fund Series P– High Yield Series*	15,572	292,134
Rydex Variable Trust – Commodities Strategy Fund	21,533	262,051

Total Mutual Funds
(Cost $14,653,756)		15,648,336

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT† 0.6%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$96,584	$96,584

Total Repurchase Agreement
(Cost $96,584)		96,584

Total Investments 100.0%
(Cost $14,750,340)		$15,744,920

Liabilities in Excess of Other Assets – 0.0%		$(4,360)

Net Assets – 100.0%		$15,740,560

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 5.

††	Affiliated Funds.
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	9

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009
     ESSENTIAL PORTFOLIO AGGRESSIVE FUND

		MARKET
	SHARES	VALUE

MUTUAL FUNDS †† 99.3%
Rydex Variable Trust – All-Cap Opportunity Fund	144,941	$1,362,448
Rydex Variable Trust – Nova Fund	25,850	1,191,426
Rydex Series Funds – Rydex|SGI Global 130/30 Strategy Fund — Class H	88,527	686,086
Rydex Series Funds – Rydex|SGI Global Market Neutral Fund — Class H*	26,154	649,924
Rydex Variable Trust – International Opportunity Fund*	30,108	532,012
Rydex Variable Trust – Managed Futures Strategy Fund	22,057	514,139
SBL Fund Series E – U.S. Intermediate Bond Series*	43,519	513,086
Rydex Series Funds – S&P 500 Fund — Class H	27,918	509,501
Rydex Series Funds – Russell 2000® Fund — Class H*	16,703	288,124
Rydex Variable Trust – Russell 2000® 1.5x Strategy Fund	14,622	239,357
Rydex Variable Trust – Government Long Bond 1.2x Strategy Fund	14,042	171,168
Rydex Series Funds – Rydex|SGI Long/Short Commodities Strategy Fund — Class H*	5,404	136,442
Rydex Variable Trust – Commodities Strategy Fund	6,520	79,342

Total Mutual Funds
(Cost $6,369,909)		6,873,055

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT† 0.7%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	$45,019	$45,019

Total Repurchase Agreement
(Cost $45,019)		45,019

Total Investments 100.0%
(Cost $6,414,928)		$6,918,074

Liabilities in Excess of Other Assets – 0.0%		$(239)

Net Assets – 100.0%		$6,917,835

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 5.

††	Affiliated Funds.
10	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2009

	Essential Portfolio	Essential Portfolio	Essential Portfolio
	Conservative	Moderate	Aggressive
	Fund	Fund	Fund

Assets
Investment Securities in Affiliated Funds	$9,242,050	$15,648,336	$6,873,055
Repurchase Agreements	—	96,584	45,019

Total Investments	9,242,050	15,744,920	6,918,074
Receivable for Securities Sold	39,394	—	—
Receivable for Fund Shares Sold	19	6,071	—

Total Assets	9,281,463	15,750,991	6,918,074

Liabilities
Payable for Securities Purchased	21	20	5
Payable for Fund Shares Redeemed	276	10,411	228
Custody Fees Payable	15	—	6
Overdraft Due to Custodian Bank	7,532	—	—

Total Liabilities	7,844	10,431	239

Net Assets	$9,273,619	$15,740,560	$6,917,835

Net Assets Consist Of
Paid-In Capital	$11,644,012	$20,579,831	$9,224,852
Undistributed Net Investment Income	10,932	13,520	2,388
Accumulated Net Realized Loss on Investments	(2,773,929)	(5,847,371)	(2,812,551)
Net Unrealized Appreciation on Investments	392,604	994,580	503,146

Net Assets	$9,273,619	$15,740,560	$6,917,835

Shares Outstanding	444,419	763,400	374,308

Net Asset Values	$20.87	$20.62	$18.48

Cost of Investments	$8,849,446	$14,750,340	$6,414,928
See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	11

STATEMENTS OF OPERATIONS (Unaudited)

Period Ended June 30, 2009

	Essential Portfolio	Essential Portfolio	Essential Portfolio
	Conservative	Moderate	Aggressive
	Fund	Fund	Fund

Investment Income
Interest	$87	$156	$66
Dividends from Affiliated Funds	10,812	13,382	2,348

Total Income	10,899	13,538	2,414

Expenses
Custody Fees	114	172	31

Total Expenses	114	172	31

Net Investment Income	10,785	13,366	2,383

Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on:
Affiliated Investment Securities	(1,059,714)	(2,342,122)	(1,116,964)

Total Net Realized Loss	(1,059,714)	(2,342,122)	(1,116,964)

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	553,726	2,041,160	1,220,365

Net Change in Unrealized Appreciation (Depreciation)	553,726	2,041,160	1,220,365

Net Gain (Loss) on Investments	(505,988)	(300,962)	103,401

Net Increase (Decrease) in Net Assets from Operations	$(495,203)	$(287,596)	$105,784

12	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

This page intentionally left blank.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	13

STATEMENTS OF CHANGES IN NET ASSETS

	Essential Portfolio		Essential Portfolio
	Conservative Fund		Moderate Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009 †	2008	2009 †	2008

From Operations
Net Investment Income	$10,785	$416,926	$13,366	$388,451
Net Realized Loss on Investments	(1,059,714)	(1,590,515)	(2,342,122)	(3,167,064)
Net Change in Unrealized Appreciation (Depreciation) on Investments	553,726	(180,993)	2,041,160	(1,037,759)

Net Increase (Decrease) in Net Assets from Operations	(495,203)	(1,354,582)	(287,596)	(3,816,372)

Distributions to Shareholders From:*
Net Investment Income	—	(426,954)	—	(392,818)
Realized Gain on Investments	—	(138,044)	—	(179,460)

Total Distributions to Shareholders	—	(564,998)	—	(572,278)

Share Transactions
Proceeds from Shares Purchased	3,029,782	25,842,864	3,156,398	24,283,258
Value of Shares Purchased through Dividend Reinvestment	—	564,998	—	572,278
Cost of Shares Redeemed	(4,283,290)	(18,904,806)	(6,968,913)	(14,911,643)

Net Increase (Decrease) in Net Assets From Share Transactions	(1,253,508)	7,503,056	(3,812,515)	9,943,893

Net Increase (Decrease) in Net Assets	(1,748,711)	5,583,476	(4,100,111)	5,555,243
Net Assets—Beginning of Period	11,022,330	5,438,854	19,840,671	14,285,428

Net Assets—End of Period	$9,273,619	$11,022,330	$15,740,560	$19,840,671

Undistributed Net Investment Income—End of Period	$10,932	$147	$13,520	$154

*	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

†	Unaudited
14	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Essential Portfolio
Aggressive Fund
Period Ended	Year Ended
June 30,	December 31,
2009 †	2008

$2,383	$75,923
(1,116,964)	(1,531,363)

1,220,365	(575,444)

105,784	(2,030,884)

—	(77,240)
—	(175,409)

—	(252,649)

3,114,119	8,627,762

—	252,649
(2,937,630)	(6,835,397)

176,489	2,045,014

282,273	(238,519)
6,635,562	6,874,081

$6,917,835	$6,635,562

$2,388	$5

See Notes to Financial Statements.	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	15

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease) in				NET
	NET ASSET		and	Net Asset	Distributions	Distributions		ASSET						Net Assets,
	VALUE,	Net	Unrealized	Value	from Net	from Net		VALUE,	Total		Net		Portfolio	End of
	BEGINNING OF	Investment	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total	Investment		Turnover	Period (000’s
Period Ended	PERIOD	Income†	on Investments	Operations	Income§	Gains§	Distributions	PERIOD	Return†††	Expenses††	Income		Rate	omitted)

Essential Portfolio Conservative Fund
June 30, 2009∆	$21.73	$.02	$(.88)	$(.86)	$—	$—	$—	$20.87	(3.96)%	0.00%**	0.24	%**	171%	$9,274
December 31, 2008	25.68	.89	(3.67)	(2.78)	(.91)	(.26)	(1.17)	21.73	(10.83)%	0.01%	3.72%		314%	11,022
December 31, 2007	25.09	.61	1.00	1.61	(.33)	(.69)	(1.02)	25.68	6.45%	0.03%	2.33%		395%	5,439
December 31, 2006*	25.00	.45	(.02)	.43	(.33)	(.01)	(.34)	25.09	1.71%	—	9.77	%***	18%	432
Essential Portfolio Moderate Fund
June 30, 2009∆	20.78	.02	(.18)	(.16)	—	—	—	20.62	(0.77)%	0.00%**	0.15	%**	178%	15,741
December 31, 2008	25.96	.47	(5.04)	(4.57)	(.44)	(.17)	(.61)	20.78	(17.58)%	0.00%	1.99%		232%	19,841
December 31, 2007	25.01	.36	1.27	1.63	(.22)	(.46)	(.68)	25.96	6.56%	0.01%	1.36%		269%	14,285
December 31, 2006*	25.00	1.35	(.61)	.74	(.72)	(.01)	(.73)	25.01	2.98%	—	28.35	%***	20%	3,508
Essential Portfolio Aggressive Fund
June 30, 2009∆	18.17	.01	.30	.31	—	—	—	18.48	1.71%	0.00%**	0.07	%**	206%	6,918
December 31, 2008	25.21	.25	(6.57)	(6.32)	(.24)	(.48)	(.72)	18.17	(25.04)%	0.00%	1.11%		308%	6,636
December 31, 2007	24.48	.29	1.32	1.61	(.17)	(.71)	(.88)	25.21	6.64%	0.01%	1.12%		300%	6,874
December 31, 2006*	25.00	1.85	(1.10)	.75	(1.24)	(.03)	(1.27)	24.48	3.02%	—	39.87	%***	34%	542

*	Since the commencement of operations: October 27, 2006.

**	Annualized

***	Income ratios for the year ended December 31, 2006 were calculated for an abbreviated time frame and are not indicative of future class performance, and are annualized.

†	Calculated using the average daily shares outstanding for the period.

††	Does not include expenses of the underlying funds in which the Funds invest.

†††	Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

§	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

∆	Unaudited
16	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Organization and Significant Accounting Policies Organization
The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of shares (no par value). The Trust offers shares of its Funds to insurance companies for their variable annuity and variable life insurance contracts.
At June 30, 2009 the Trust consisted of fifty-seven separate funds. This report covers the Essential Portfolio Funds (the “Funds”), while the other funds are contained in separate reports.
Each Fund is a “fund of funds,” which means that it seeks to achieve its investment objective by investing primarily in other Rydex mutual funds (the “underlying funds”) instead of individual securities.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. The underlying funds are valued at their Net Asset Value per share (“NAV”) as of the close of business, usually 4:00 p.m. on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price. Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
E. Throughout the normal course of business, the Funds and underlying funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.    Financial Instruments
As part of their investment strategies, the underlying funds may utilize short sales and a variety of derivative instruments, including options, futures, options on futures, structured notes, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts reflected in the underlying funds’ NAVs.
A short sale is a transaction in which an underlying fund sells an equity or fixed income security it does not own. If the security sold short goes down in price between the time the underlying fund sells the security and closes its short position, that underlying fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, that underlying fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that an underlying fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that an underlying fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that an underlying fund may not be able to enter into a closing transaction because of an

THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that an underlying fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of structured notes. Structured securities are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes an underlying fund invests in which may make it difficult for that underlying fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counter-party to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, an underlying fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the underlying funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. An underlying fund may enter into credit default swaps in which that underlying fund or its counterparty act as guarantors. By acting as the guarantor of a swap, that underlying fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.
In conjunction with the use of short sales, options, futures, options on futures, and swap agreements, the underlying funds are required to maintain collateral in various forms. The underlying funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each underlying fund.
The risks inherent in the use of short sales, options, futures contracts, options on futures contracts, and swap agreements include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3.    Fees And Other Transactions With Affiliates
Rydex Investments manages the investment and reinvestment of the assets of each of the Funds in accordance with the investment objectives, policies, and limitations of each Fund, however, the Funds do not pay Rydex Investments a management fee. As part of its agreement with the Trust, Rydex Investments will pay all expenses of the Funds, including the cost of transfer agency, fund administration, audit and other services, excluding interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.
Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other underlying fund expenses) of the underlying funds in which the Fund invests.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
4.    Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.

18	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2005-2008), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales.
Permanent book and tax basis differences, if any, will result in reclassifications. This includes net operating losses not utilized during the current period and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The Funds’ tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At June 30, 2009, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain

Essential Portfolio Conservative Fund	$8,849,446	$412,304	$(19,700)	$392,604
Essential Portfolio Moderate Fund	15,130,326	625,777	(11,183)	614,594
Essential Portfolio Aggressive Fund	6,554,014	370,572	(6,512)	364,060
5.   Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at June 30, 2009, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Credit Suisse Group	0.02% due 07/01/09	$76,690,081	$76,690,081	$76,690,124

			$76,690,081	$76,690,124

At June 30, 2009, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Date	Rate	Par Value	Market Value

U.S. Treasury Bills	07/23/09 - 01/14/10	—	$78,334,500	$78,228,575

				$78,228,575

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
6.   Fair Value Measurement
Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurement, which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2009:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total

Assets
Essential Portfolio Conservative Fund	$9,242,050	$ —	$ —	$9,242,050
Essential Portfolio Moderate Fund	15,744,920	—	—	15,744,920
Essential Portfolio Aggressive Fund	6,918,074	—	—	6,918,074
In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management has evaluated the impact of adopting FAS 157-4 on the Funds and has determined that there is no impact to the financial statement disclosures.
7.   Securities Transactions
During the period ended June 30, 2009, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

	Essential Portfolio	Essential Portfolio	Essential Portfolio
	Conservative Fund	Moderate Fund	Aggressive Fund

Purchases	$15,856,045	$30,975,375	$14,130,628
Sales	$17,040,060	$34,871,297	$13,964,618
20	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

8.   Share Transactions
The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the periods presented were:

			Shares
			Purchased through				Net Shares
	Shares Purchased		Dividend Reinvestment		Shares Redeemed		Purchased (Redeemed)

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009†	2008	2009†	2008	2009†	2008	2009†	2008

Essential Portfolio Conservative Fund	147,673	1,053,806	—	25,905	(210,477)	(784,255)	(62,804)	295,456
Essential Portfolio Moderate Fund	161,742	1,013,788	—	27,580	(353,104)	(636,851)	(191,362)	404,517
Essential Portfolio Aggressive Fund	176,143	388,181	—	14,020	(166,966)	(309,772)	9,177	92,429

†	Unaudited
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

9.   New Accounting Pronouncements
In March 2008, the FASB issued FAS 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new requirement is intended to improve disclosures around an entity’s derivatives activity and help investors understand how entities use derivatives, how they are accounted for and how they affect the financial position and operations of that entity. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has evaluated the impact of FAS 161 and there is no impact on the Funds’ financial statement disclosures.
In September 2008, FASB issued a FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”), which was effective for fiscal years ending after November 15, 2008. The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. Management has evaluated the impact of SFAS No. 133-1 and FIN 45-4 and there is no impact on the Funds’ financial statement disclosures.
10.   Subsequent Events
Management has evaluated events or transactions that may have occurred since June 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through August 21, 2009, the date the financial statements were available to be issued.
Effective July 1, 2009, the Essential Portfolio Conservative Fund, Essential Portfolio Moderate Fund, and Essential Portfolio Aggressive Fund changed their Fund names to the All-Asset Conservative Strategy Fund, All-Asset Moderate Strategy Fund, and All-Asset Aggressive Strategy Fund, respectively. The name change will have no impact on the Funds’ investment objectives, tickers and CUSIPS.
22	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	23

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
TRUSTEES AND OFFICERS

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Carl G. Verboncoeur *	Rydex Series Funds – 2004	151
Trustee, President (1952)	Rydex Variable Trust – 2004
Rydex Dynamic Funds – 2004
Rydex ETF Trust – 2004
Principal Occupations During Past Five Years: Treasurer of Rydex Specialized Products, LLC (2005 to 2009) Chief Executive Officer of Rydex Specialized Products, LLC (2005 to 2008); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to 2009)

Michael P. Byrum *	Rydex Series Funds – 2005	151
Trustee, Vice President (1970)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: Chief Investment Officer of Rydex Investments (2003 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to present)

INDEPENDENT TRUSTEES

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	151
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	151
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	151
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

24	|	THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Werner E. Keller	Rydex Series Funds – 2005	151
Trustee (1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	151
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	151
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	151
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Owner, Arrow Limousine

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Nick Bonos* Vice President and Treasurer (1963)	Chief Financial Officer of Rydex Specialized Products, LLC (2005 to present); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2003 to present); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Vice President of Compliance of Rydex Investments (2000 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT	|	25

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Item 2. Code of Ethics.
Not applicable at this time.
Item 3. Audit Committee Financial Expert.
Not applicable at this time.
Item 4. Principal Accountant Fees and Services.
Not applicable at this time.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)     Based on their evaluation on September 4, 2009, the Vice President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its Vice President and Treasurer.
(b)     There were no significant changes in the Trust’s or RI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(2)     Separate certifications by the Vice President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b)     A certification by the registrant’s Vice President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

EX.-12(a)(2)(i)
CERTIFICATION
I, Michael P. Byrum, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Variable Trust;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 4, 2009
/s/ Michael P. Byrum
Michael P. Byrum,
Vice President

EX.-12(a)(2)(ii)
CERTIFICATION
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Variable Trust;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 4, 2009
/s/ Nick Bonos
Nick Bonos,
Vice President and Treasurer

EX. 12(b)(i)
CERTIFICATION
I, Michael P. Byrum, Vice President of Rydex Variable Trust (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: September 4, 2009

/s/ Michael P. Byrum
Michael P. Byrum,
Vice President

EX. 12(b)(ii)
CERTIFICATION
I, Nick Bonos, Vice President and Treasurer of Rydex Variable Trust (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: September 4, 2009

/s/ Nick Bonos
Nick Bonos,
Vice President and Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Michael P. Byrum

Michael P. Byrum, Vice President

Date	September 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael P. Byrum

Michael P. Byrum, Vice President

Date	September 4 2009

By (Signature and Title)*	/s/ Nick Bonos

Nick Bonos, Vice President and Treasurer

Date	September 4, 2009

* Print the name and title of each signing officer under his or her signature.